UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number File No. 811-08055

     TIAA-CREF MUTUAL FUNDS
(Exact name of registrant as specified in charter)

730 Third Avenue, New York, New York 10017
(Address of principal executive offices) (Zip code)

     Lisa Snow, Esq.
c/o TIAA-CREF
730 Third Avenue,
New York, New York 10017-3206
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2005

Item 1. Reports to Stockholders.

2005 SEMIANNUAL REPORT

TIAA-CREF MUTUAL FUNDS JUNE 30, 2005 Financial statements (unaudited) including summary portfolios of investments

International Equity	High-Yield Bond
Growth Equity	Short-Term Bond
Growth & Income	Tax-Exempt Bond
Equity Index	Bond Plus
Social Choice Equity	Money Market
Managed Allocation

Sign up for electronic delivery at www.tiaa-cref.org/howto/edelivery.html

PERFORMANCE OVERVIEW AS OF JUNE 30, 2005

		Average annual compound rates
		of total return
	Inception			Since
	date	1 year	5 years	inception

EQUITIES
International Equity Fund	9/2/1997	8.86%	–2.59%	5.25%
Growth Equity Fund	9/2/1997	1.51	–11.86	1.38
Growth & Income Fund	9/2/1997	6.34	–3.74	5.11
Equity Index Fund	4/3/2000	7.73	–1.50	–2.05
Social Choice Equity Fund	4/3/2000	6.83	–1.59	–1.83

EQUITIES & FIXED INCOME
Managed Allocation Fund	9/2/1997	8.08	0.12	6.00

FIXED INCOME
High-Yield Bond Fund	4/3/2000	9.22	7.40	7.68
Short-Term Bond Fund	4/3/2000	2.91	5.81	5.87
Tax-Exempt Bond Fund	4/3/2000	7.28	6.92	6.83
Bond Plus Fund	9/2/1997	6.70	7.45	6.82
Money Market Fund*	9/2/1997	1.95	2.45	3.51

NET ANNUALIZED YIELD		NET ANNUALIZED YIELD
(30-day period ended 6/30/2005)		(7-day period ended 6/28/2005)
	Effective		Current	Effective
Bond Plus Fund	4.45%	Money Market Fund*	2.93%	2.97%

*Investments in the TIAA-CREF Money Market Fund are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The current yield more closely reflects current earnings than does the total return. We will attempt to maintain a stable net asset value of $1.00 per share for this fund, but it is possible to lose money by investing in the fund.

The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org, or call 800 223-1200.

The TIAA-CREF Mutual Funds are not promoted or sponsored by, or affiliated with, the Frank Russell Company.

Understanding this report

This report contains information about TIAA-CREF Mutual Funds and analyzes their recent results. It is a snapshot of the funds at the end of a six-month period and can be a useful tool in evaluating your investments. The report includes four main sections.

  The performance overview on the facing page shows returns for each of the funds as of June 30, 2005.
  The letter from TIAA-CREF’s chief investment officer describes how recent economic conditions affected the financial markets.
  The fund performance section compares each fund’s returns with those of its benchmark and its peer group. This section also provides important expense information and discusses the major factors affecting each fund’s performance.
  The financial statements contain detailed information about the operations and financial condition of each fund.

We want to remind you that the funds’ current returns are available at the end of every business day from our automated telephone service or from the TIAA-CREF Web Center.

     As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. Please visit the Web Center at www.tiaa-cref.org, or call 800 223-1200 for a prospectus that contains this and other important information. We urge you to read it carefully before investing.

Contents

Report to investors	2	Tax-Exempt Bond Fund	41
		Bond Plus Fund	45
More information for investors	4	Money Market Fund	49

Special terms	5	Summary portfolios of investments	53

Understanding investment risk	6	Financial statements
		Statements of assets and liabilities	94
Important information about expenses	8	Statements of operations	98
		Statement of cash flows	102
Fund performance		Statements of changes in net assets	104
International Equity Fund	9	Financial highlights	112
Growth Equity Fund	13	Notes to financial statements	134
Growth & Income Fund	17
Equity Index Fund	21	Board approval of investment
Social Choice Equity Fund	25	management agreement	141
Managed Allocation Fund	29
High-Yield Bond Fund	33	How to reach us	Inside back cover
Short-Term Bond Fund	37

Report to investors

The first half of 2005 was a textbook case of how unpredictable the financial markets can be.

     The Federal Reserve Board raised short-term interest rates four times during the period, lifting them to 3.25%, their highest level since September 2001. Many investors thought these rate hikes would drive long-term rates up and dampen economic growth. As a result, the Russell 3000® Index, which measures the broad U.S. stock market, lost 2.20% during the first quarter.

     During the second quarter, however, strong demand for bonds actually sent long-term rates lower. Stock investors took heart from this decline, which promised to extend the housing boom and to fuel spending by consumers and companies alike. The Russell 3000 rose 2.24% for the quarter, regaining nearly all the ground it had lost in the first. Stock prices were also supported by steady economic growth and an improved employment picture. Bonds did even better than domestic stocks. The Lehman Brothers U.S. Aggregate Index, which measures the investment-grade bond market, gained 3.01%. For the six-month period, the Russell 3000 was nearly flat—it posted a 0.01% loss—but the Lehman index was up 2.51%. Foreign stocks performed well, too, in terms of their local currencies, but a stronger dollar turned those gains into losses for U.S. investors. In dollar terms, the MSCI EAFE® Index, which tracks stocks in 21 developed nations, fell 1.17%.

     This was a period when many market timers suffered because both the stock and bond markets reacted in unusual ways. For investors with a well-diversified portfolio, however, the gains in bonds helped offset the losses posted by domestic and foreign stocks.

     Of course, building a diversified portfolio requires investment funds that provide pure exposure to their asset classes. Otherwise, an investor may find that a portfolio includes investments that are inappropriate for his or her situation. To achieve pure exposure, each fund must be fully invested, rather than holding large amounts of cash as a cushion against possible losses.

     The fund also should be broadly diversified within its part of the market. That’s because individual industry sectors often perform very

Gains in bonds helped offset the losses posted by domestic and foreign stocks.

2 | 2005 Semiannual Report TIAA-CREF Mutual Funds

Scott C. Evans
Executive Vice President and
Chief Investment Officer

differently from a diversified portfolio, even over extended periods of time. For example, the Russell 3000 had an average annual return of 10.05% for the ten years ended June 30, 2005. Over the same period, the technology sector of the index returned just 7.19% per year.

     Finally, pure exposure to an asset class requires that a fund have low expenses. Each dollar spent on expenses is one less dollar invested in that asset class, and the effect of expenses is compounded over time.

     Each of the TIAA-CREF Mutual Funds meets these criteria. They are fully invested, diversified within their portion of the market and low-cost. By combining them, you can create a broadly diversified portfolio that suits your needs.

     The following pages provide a detailed explanation of how the TIAA-CREF Mutual Funds performed during the first half of 2005. Returns for our equity funds ranged from –0.12% for the Equity Index Fund to –2.53% for the International Equity Fund.

     Our fixed-income funds benefited from the second-quarter rally in the bond market. Returns ranged from 0.73% for the High-Yield Bond Fund to 2.48% for the Bond Plus Fund.

     The Federal Reserve’s increases in the federal funds rates continued to lift money market rates, and the Money Market Fund returned 1.23% for the six-month period.

     As you review the results of the TIAA-CREF Mutual Funds for the first half of 2005, I want to remind you that it is important to review your portfolio’s asset allocation on a regular basis to ensure that it suits your current goals.

/s/ Scott C. Evans

Scott C. Evans
Executive Vice President and
Chief Investment Officer

TIAA-CREF Mutual Funds 2005 Semiannual Report | 3

More information for investors

Portfolio listings

SEC rules intended to provide investors with more meaningful information about fund performance allow investment companies to list the top holdings of each fund in their annual and semiannual reports instead of providing complete portfolio listings as they did previously. Companies will continue to file complete listings with the SEC, and these will remain available to investors.

     You can obtain a complete list of TIAA-CREF Mutual Funds’ holdings (called “TIAA-CREF Mutual Funds Statements of Investments”) as of the most recently completed fiscal quarter (currently for the period ended June 30, 2005) in the following ways:

  by visiting the TIAA-CREF Web Center at www.tiaa-cref.org; or
  by calling TIAA-CREF at 800 842-2776 to request a copy, which will be provided free of charge.

For the period ended June 30, 2005, and for other reporting periods, you can also obtain a complete listing of TIAA-CREF Mutual Funds’ holdings on Form N-CSR (for periods ended either June 30 or December 31) or on Form N-Q (for the most recently completed fiscal quarter, either March 31 or September 30)

  through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s Web site at www.sec.gov; or
  at the SEC’s Public Reference Room. (Call 800 SEC-0330 for more information.)

Proxy voting

TIAA-CREF Mutual Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found at our Web Center at www.tiaa-cref.org or on the SEC Web site at www.sec.gov. You may also call us at 800 223-1200 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found at our Web Center or at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact/Help link at the top of our homepage; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017–3206; or by phone at 800 223-1200.

Fund management

TIAA-CREF Mutual Funds are managed by the portfolio management teams of Teachers Advisors, Inc. The members of these teams are responsible for the day-to-day operations of the funds.

4 | 2005 Semiannual Report TIAA-CREF Mutual Funds

Special terms

Agency securities are bonds issued by U.S. government entities such as the Federal National Mortgage Association (Fannie Mae).

Asset-backed securities are bonds backed by loans or by the outstanding amounts owed to a bank, credit card company or other lender.

Benchmarks (benchmark indexes) are groups of securities, such as the Russell 3000® Index or S&P 500® Index, used to compare the performance of an investment.*

Commercial paper refers to short-term debt obligations issued to investors by banks, corporations and other borrowers. Maturities range from 1 to 270 days.

Expense ratio is the amount that investors pay for the management of a mutual fund. The amount is expressed as a percentage of the fund’s average net assets. Expense ratios do not include front-end or back-end sales charges, if any, or trading costs. See “Total return.”

Market capitalization is the total value of a company’s outstanding stock. It is calculated by multiplying the total number of a company’s outstanding shares by the current market price per share.

Maturity date is the date on which the principal amount of a note, bond or other debt instrument becomes due or payable.

Mortgage-backed securities are bonds that represent an interest in a pool of mortgages issued by the Government National Mortgage Association (Ginnie Mae), Fannie Mae or other federal entities.

Overweight holding is a security held by a fund. In terms of market capitalization, it forms a larger percentage of that fund than that same security’s percentage of the benchmark. Fund managers may overweight those securities they think will produce higher returns than the benchmark. See also “Underweight holding.”

Peer groups are groupings of mutual funds with a similar objective whose performance is compared with the performance of a single mutual fund.

Relative performance is the return of a mutual fund in relation to the return of its benchmark index.

Securities is a general name for stocks (also known as “equities”), bonds (also known as “fixed income”) or other investments.

Total return is the amount an investment provides to investors after expenses are deducted. Total return is expressed as a percentage. It includes any interest or dividends, as well as any change in the market value of the fund’s holdings.

Underweight holding is a security held by a fund. In terms of market capitalization, it forms a smaller percentage of that fund than that same security’s percentage of the benchmark. Fund managers may underweight those securities they think will produce lower returns than the benchmark. See also “Overweight holding.”

*	Russell 3000 is a trademark and service mark of the Frank Russell Company. S&P 500 is a registered trademark and service mark of the McGraw-Hill Companies, Inc.

TIAA-CREF Mutual Funds 2005 Semiannual Report | 5

Understanding investment risk

All investing involves an element of risk. For example, investors in U.S. Treasury bonds, which are generally considered among the safest of investments, face the risk that inflation will erode their principal and interest over time.

     In general, funds that invest in stocks are subject to market risk and company risk. Bond funds are subject to market risk, company risk, interest-rate risk, income volatility risk, credit risk, prepayment risk and extension risk. A fund that operates in a limited area of either the stock or bond markets is subject to additional, special risks. For a full explanation of the funds’ risks, please see the prospectus. The glossary below describes the general risks outlined above, as well as the special risks described in the discussion of each fund.

Call risk is the risk that during periods of declining interest rates, an issuer of a bond may “call” (i.e., redeem) a high-yielding obligation before its maturity date. This often creates an unanticipated capital gain liability for shareholders and requires the fund to reinvest the proceeds at the lower prevailing interest rate.

Company risk is the risk that the earnings prospects and overall financial position of the issuer of a security will deteriorate, causing a decline in the security’s value over short or extended periods of time.

Credit risk (a type of company risk) is the risk that a decline in a company’s overall financial soundness may make it unable to pay principal and interest on bonds when due.

Dividend risk is the risk associated with investments in stocks paying relatively high dividends. These stocks may significantly underperform other stocks during periods of rapid market appreciation.

Extension risk is the risk of decline in value for certain fixed-income securities because principal payments are not made as early as possible.

Foreign investment risks are the risks of investing in securities of foreign issuers, in securities or contracts traded on foreign exchanges or in foreign markets, or in securities or contracts payable in foreign currency. Foreign investing involves special risks, including erratic market conditions, economic and political instability, and fluctuations in currency exchange rates. These investment risks may be magnified in emerging markets.

Growth investing risks include the risk that, due to their relatively high valuations, growth stocks will be more volatile than value stocks. In addition, because the value of growth companies is generally a function of their expected earnings growth, there is a risk that such earnings growth may not occur or cannot be sustained.

Illiquid security risk is the risk that investments in illiquid securities may be difficult to sell for their fair market value.

Income volatility risk is the risk that the level of current income from a portfolio of fixed-income securities may decline in certain interest-rate environments.

Index risk is the risk that a fund’s performance will not match the performance of its benchmark index for any period of time. Although the fund attempts to closely track the investment performance of the index, it may not duplicate the composition of this index. In addition, the fund’s performance, unlike that of its index, is affected by investment and other operating expenses.

6 | 2005 Semiannual Report TIAA-CREF Mutual Funds

Interest-rate risk (a type of market risk) is the risk that bond prices or a fund’s income may decline if interest rates change.

Large-cap risk is the risk that, by focusing on investments in securities of larger companies, a fund may have fewer opportunities to identify securities that the market misprices. In addition, larger companies may grow more slowly than the economy as a whole or not at all.

Market risk is the risk that the price of securities may decline in response to general market and economic conditions or events.

Mid-cap risk is the risk that securities of medium-sized companies will be more volatile than those of larger companies. In addition, the securities of medium-sized companies may be harder to buy or sell than those of larger, more established companies.

Prepayment risk is the risk of a decline for certain fixed-income securities that allow for the prepayment of principal, and the risk that a fund’s income will decline as a result.

Real estate investing risks are the risks associated with real estate ownership, including fluctuations in property values, higher expenses or lower income than expected, and potential environmental problems and liability.

Real estate securities risk is the risk that a fund that concentrates its investments in real estate securities and holds securities of relatively few issuers may experience greater fluctuations in value and be subject to a greater risk of loss than other mutual funds.

Reorganization risk is the risk that stocks of companies involved in reorganizations and other special situations can often involve more risk than ordinary securities. Accordingly, the performance of a fund that invests in such companies is often more volatile than the performance of the overall stock market, and the fund could significantly outperform or underperform the stock market during any particular period.

Risk of socially screened investing is the possibility that, because its social screens exclude some investments, a fund may not be able to take advantage of the same opportunities or market trends as funds that do not use such criteria.

Small-cap risk is the risk that the securities of smaller companies may experience steeper fluctuations in price than those of larger companies. These securities may also have to be sold at a discount from their current market prices or in small lots over an extended period.

Style risk is the risk that a fund’s growth-investing or value-investing style may be out of favor with investors for various periods of time.

Tax risk is the risk that the yields and market values of municipal securities may be hurt more by changes in tax rates and policies than similar taxable income-bearing securities. Also, tax-exempt income from certain securities held by the fund may be a factor in determining whether an individual is subject to the alternative minimum tax (AMT), and such income may affect taxes paid under the AMT. A tax advisor should be consulted.

Value investing risks are the risks that (1) the issuer’s potential business prospects may not be realized; (2) the securities’ potential values may never be recognized by the market; and (3) due to unanticipated problems associated with the issuer or industry, the securities were appropriately priced (or overpriced) when acquired.

TIAA-CREF Mutual Funds 2005 Semiannual Report | 7

Important information about expenses

DISCLOSURE

Shareholders in the TIAA-CREF Mutual Funds incur only one of two potential types of costs.

  Shareholders incur no transaction costs, including sales charges (loads) on purchases, on reinvested dividends or on other distributions. There are also no redemption fees or exchange fees.
  However, they do incur ongoing costs, including management fees and other fund expenses.

The examples that appear on the Performance pages are intended to help you understand your ongoing costs (in dollars) of investing in each fund. The examples are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on January 1, 2005, and held for six months until June 30, 2005.

Actual expenses

The first line in each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the six-month period.

     Simply divide your fund value by $1,000 (for example, an $8,600 fund value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in the table shows hypothetical fund values and hypothetical expenses based on the fund’s actual expense ratio for the six-month period and an assumed annual rate of return of 5% before expenses—which is not the fund’s actual return.

     Do not use the hypothetical fund values and hypothetical expenses to estimate the actual expenses you paid for the period. Instead, you can use this information to compare the ongoing costs of investing in an individual fund with the ongoing costs of other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

8 | 2005 Semiannual Report TIAA-CREF Mutual Funds

International Equity Fund  |   Foreign stocks

DISCUSSION

Performance in the six months ended June 30, 2005

The International Equity Fund returned –2.53% for the period, versus the –1.17% return of the fund’s benchmark, the MSCI EAFE® Index. The average return of similar funds was –1.19%, as measured by the Morn-ingstar Foreign Large Blend category.

Surging dollar erases foreign stock gains

During the period, foreign stocks outperformed U.S. stocks, as they did in 2004. The EAFE index rose 8.07% in terms of local currencies, while the Russell 3000® Index, which measures the broad U.S. stock market, fell 0.01%. However, a stronger dollar reversed the EAFE’s gains for U.S. investors, transforming its healthy advance in local currencies into a 1.17% decline in dollar terms.

     In the EAFE’s European component, which represents more than two-thirds of the market capitalization of the index, the dollar’s surge versus the euro and British pound turned a 10.15% gain in local currencies into a 0.38% loss in dollars. Likewise, in the Japanese portion of the index, the dollar’s strength turned a 1.82% rise in yen terms into a 5.85% drop in dollar terms.

Detractors and contributors

The fund lagged the benchmark because of a number of individual holdings that did not perform as anticipated. The biggest detractors from relative performance included overweights in Swiss semiconductor maker STMicroelectronics, Swiss staffing company Adecco and Italian car manufacturer Fiat. Underweights in British energy companies BP and Shell, both of which benefited from soaring oil prices, also hurt returns.

     The negative effects of these holdings were partly offset by the fund’s larger-than-benchmark weightings in a number of European stocks that performed well, including French construction and engineering firm Vinci, German stock exchange operator Deutsche Börse, and British plumbing and heating supply company Wolseley. The fund also benefited from avoiding Irish biotechnology firm Elan and German electrical engineering giant Siemens, two stocks included in the index that declined sharply during the period.

TIAA-CREF Mutual Funds 2005 Semiannual Report | 9

International Equity Fund  |   Foreign stocks

Investment objective

The fund seeks favorable long-term returns, mainly through capital appreciation, from a broadly diversified portfolio that consists primarily of foreign equity investments.

Special investment risks

In addition to the risks of any equity investment, the fund is subject to special risks including foreign investment risks, small-cap risk and mid-cap risk. For a further discussion of risk, please see page 6.

The fund’s benchmark

The Morgan Stanley Capital International EAFE® (Europe, Australasia, Far East) Index measures the performance of the leading stocks in 21 developed countries outside of North America. You cannot invest directly in this index.

Performance as of June 30, 2005				Ticker symbol: TIINX

	Average annual compound			Cumulative rates
	rates of total return*			of total return*
			since			since
	1 year	5 years	inception[1]	6 months	5 years	inception[1]

International Equity Fund	8.86%	–2.59%	5.25%	–2.53%	–12.29%	49.36%
Benchmark:
Morgan Stanley EAFE Index[2]	13.65	–0.50	4.26	–1.17	–2.49	38.72
Peer group:
Morningstar Foreign Large Blend	12.58	–2.51	3.38	–1.19	–10.85	31.72

*	The returns quoted represent past performance, which is no guarantee of future results, and do not reflect the taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org, or call 800 223-1200.

[1]	Inception date: September 2, 1997

[2]	From May 31, 2001, through May 31, 2002, MSCI published two versions of this index, a “standard” and a “provisional,” in order to provide a transition to a new way of calculating the index. The fund adopted the “provisional” version on July 1, 2001, and the returns shown above include “provisional” data from July 1, 2001, through May 31, 2002. As of June 1, 2002, the index was once again available in only one version. EAFE is a trademark of Morgan Stanley Capital International, Inc.

10 | 2005 Semiannual Report TIAA-CREF Mutual Funds

PERFORMANCE

$10,000 since September 2, 1997 inception

An investment of $10,000 in this fund on September 2, 1997, would have grown to $14,936 as of June 30, 2005, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar year total returns

Best quarter: 36.65%, for the quarter ended December 31, 1999
Worst quarter: –20.18%, for the quarter ended September 30, 2002

* Partial year

TIAA-CREF Mutual Funds 2005 Semiannual Report | 11

International Equity Fund  |   Foreign stocks

PERFORMANCE

Fund expenses—six months ended June 30, 2005

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in the fund. They are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on January 1, 2005, and held for six months until June 30, 2005. Please see page 8 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	International Equity Fund expense example
	Starting fund value	Ending fund value	Expenses paid†
	(1/1/05)	(6/30/05)	(1/1/05–6/30/05)

Actual return	$1,000.00	$974.70	$2.37
5% annual hypothetical return	1,000.00	1,022.57	2.43

†  “Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s annualized six-month expense ratio for that period was 0.49%.

Diversification among world markets

Percent of
Country	invested assets

Japan	20.7
Switzerland	14.6
United Kingdom	14.6
Germany	12.8
France	11.4
Italy	5.0
Australia	5.0
Finland	3.5
11 other nations	12.1
Short-term investments	0.3

Total	100.0

Portfolio breakdown by company size

Percent of
Capitalization as of 6/30/2005	net assets

Large: over $5 billion	79.97
Middle: $1 billion–$5 billion	16.64
Small: under $1 billion	3.39

Total	100.00

Fund facts

Inception date	9/2/1997
Net assets (6/30/2005)	$360.69 million
2005 expense ratio	0.49%

12 | 2005 Semiannual Report TIAA-CREF Mutual Funds

Growth Equity Fund  |   Large-cap growth stocks

DISCUSSION

Performance in the six months ended June 30, 2005

The Growth Equity Fund returned –2.40% for the period, trailing the –1.72% return of its benchmark, the Russell 1000® Growth Index, and the –1.78% average return of similar funds, as measured by the Morningstar Large Growth category.

Sectors diverge in a divided market

Stocks underperformed bonds during the first half of 2005. The Russell 3000® Index, which measures the broad U.S. stock market, was down 4.33% through the end of April but rallied in May and June to end the semiannual period with a return of –0.01%. The foreign stocks of the MSCI EAFE® Index advanced 8.07% in terms of local currencies. The weaker euro, pound and yen turned that gain into a 1.17% loss in dollar terms. Investment-grade bonds, as measured by the Lehman Brothers U.S. Aggregate Index, returned 2.51% for the six-month period. Although growth stocks beat value stocks during the second quarter, value outperformed growth for the period as a whole, continuing a long-term trend. The market’s driving factor was sector performance. Consumer discretionary, technology and financials, three of the larger sectors in the Russell 1000 Growth Index, posted year-to-date returns between –4.7% and –6.2%. Two smaller sectors, utilities and “other energy,” advanced 9.7% and 22.3%, respectively, for the six-month period.

Fund detractors and contributors

The fund’s return trailed the benchmark’s because of individual stock selections. The largest detractors from relative performance included overweights in several stocks that failed to perform as anticipated, such as Qualcomm, eBay and pharmaceuticals company Biogen. Failure to invest in well-performing stocks such as Boeing and UnitedHealth Group also reduced returns.

     These detractors from relative performance were partially offset by overweights in several stocks that outpaced the benchmark. The top performer among these was Google, whose stock soared 52.6% for the period. Returns were also helped by overweights in Gillette and in online prescription provider Express Scripts. Avoiding IBM, whose shares lost 24.7% during the period, also aided returns.

     The fund had 1.87% of its total invested assets in foreign securities as of June 30, 2005.

TIAA-CREF Mutual Funds 2005 Semiannual Report | 13

Growth Equity Fund  |   Large-cap growth stocks

Investment objective

The fund seeks a favorable long-term return, mainly through capital appreciation, primarily from a diversified portfolio of common stocks that present the opportunity for growth.

Special investment risks

In addition to the risks of any equity investment, the fund is subject to special risks including growth investing risks, large-cap risk, style risk, foreign investment risks and reorganization risk. For a further discussion of risk, please see page 6.

The fund’s benchmark

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which measures the performance of the 1,000 largest companies in the Russell 3000® Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 with higher price-to-book ratios and higher relative forecasted growth rates. You cannot invest directly in these indexes.

Performance as of June 30, 2005				Ticker symbol: TIGEX

	Average annual compound			Cumulative rates
	rates of total return*			of total return*
			since			since
	1 year	5 years	inception[1]	6 months	5 years	inception[1]

Growth Equity Fund	1.51%	–11.86%	1.38%	–2.40%	–46.82%	11.32%
Benchmark:
Russell 1000 Growth Index[2]	1.68	–10.35	2.21	–1.72	–42.11	18.71
Peer group:
Morningstar Large Growth	3.24	–8.27	2.97	–1.78	–32.97	28.85

*	The returns quoted represent past performance, which is no guarantee of future results, and do not reflect the taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org, or call 800 223-1200.

[1]	Inception date: September 2, 1997

[2]	Russell 1000 and Russell 3000 are trademarks and service marks of the Frank Russell Company.

14 | 2005 Semiannual Report TIAA-CREF Mutual Funds

PERFORMANCE

$10,000 since September 2, 1997 inception

An investment of $10,000 in this fund on September 2, 1997, would have grown to $11,132 as of June 30, 2005, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar year total returns

Best quarter: 28.36%, for the quarter ended December 31, 1998
Worst quarter: –22.69%, for the quarter ended March 31, 2001

* Partial year

TIAA-CREF Mutual Funds 2005 Semiannual Report | 15

Growth Equity Fund  |   Large-cap growth stocks

PERFORMANCE

Fund expenses—six months ended June 30, 2005

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in the fund. They are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on January 1, 2005, and held for six months until June 30, 2005. Please see page 8 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Growth Equity Fund expense example
	Starting fund value	Ending fund value	Expenses paid†
	(1/1/05)	(6/30/05)	(1/1/05–6/30/05)

Actual return	$1,000.00	$ 976.00	$2.17
5% annual hypothetical return	1,000.00	1,022.77	2.23

†  “Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s annualized six-month expense ratio for that period was 0.45%.

Portfolio breakdown by company size

Percent of
Capitalization as of 6/30/2005	net assets

Large: over $5 billion	96.57
Middle: $1 billion–$5 billion	3.32
Small: under $1 billion	0.11

Total	100.00

Fund facts

Inception date	9/2/1997
Net assets (6/30/2005)	$536.08 million
2005 expense ratio	0.45%

16 | 2005 Semiannual Report TIAA-CREF Mutual Funds

Growth & Income Fund  |   Large-cap, dividend-paying stocks

DISCUSSION

Performance in the six months ended June 30, 2005

The Growth & Income Fund returned –0.36% for the period, compared with the –0.81% return of the fund’s benchmark, the S&P 500® Index, and the –0.61% average return of similar funds, as measured by the Morningstar Large Blend category.

S&P 500 trails broad market

The large-cap stocks of the S&P 500 Index, like the broader U.S. stock market, posted a small decline for the first half of 2005. The Russell 3000® Index, which includes stocks of all sizes, returned
–0.01%. Large caps led the market during the first four months of the year, but small- and mid-cap stocks fared better than large caps during the stock market rally in May.

     Skyrocketing oil prices and rising short-term interest rates were the key factors restraining equity prices during most of the period. In May, however, positive economic news, attractive valuations among lower-quality stocks and speculation that the Federal Reserve was nearing the end of its rate hikes sent the S&P 500 up 3.18%. These gains contributed to positive second-quarter returns but could not entirely reverse the 4.00% decline in the index during the first four months of the year.

Stock selection drives results

The fund outperformed the benchmark primarily because of overweight holdings in several well-performing stocks. The largest contributions to relative performance came from insurer American International Group, energy company EOG Resources and online prescription provider Express Scripts. A holding in Google, which is not included in the benchmark, also boosted results. Google’s stock price surged, after its successful initial public offering last year. Underweighting several other stocks, including eBay, also added value.

     The positive effect of these holdings on performance was partly offset by lower returns from stocks that included Schering-Plough, Avon and Altria Group, the parent company of Philip Morris. A position in OSI Pharmaceuticals, which is not included in the benchmark, was the largest single detractor.

     The fund had 3.06% of its total invested assets in foreign securities as of June 30, 2005.

TIAA-CREF Mutual Funds 2005 Semiannual Report | 17

Growth & Income Fund  |   Large-cap, dividend-paying stocks

Investment objective

The fund seeks a favorable long-term return through capital appreciation and investment income, primarily from a broadly diversified portfolio of common stocks.

Special investment risks

In addition to the risks of any equity investment, the fund is subject to special risks, including growth investing risks, large-cap risk, style risk, dividend risk and foreign investment risks. For a further discussion of risk, please see page 6.

The fund’s benchmark

The S&P 500® Index is a market-capitalization-weighted index of the 500 leading companies in major industries of the U.S. economy. You cannot invest directly in this index.

Performance as of June 30, 2005				Ticker symbol: TIGIX

	Average annual compound			Cumulative rates
	rates of total return*			of total return*
			since			since
	1 year	5 years	inception[1]	6 months	5 years	inception[1]

Growth & Income Fund	6.34%	–3.74%	5.11%	–0.36%	–17.36%	47.79%
Benchmark:
S&P 500 Index[2]	6.32	–2.37	5.23	–0.81	–11.32	49.12
Peer group:
Morningstar Large Blend	6.35	–1.79	4.48	–0.61	–7.29	42.71

*	The returns quoted represent past performance, which is no guarantee of future results, and do not reflect the taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org, or call 800 223-1200.

[1]	Inception date: September 2, 1997

[2]	S&P 500 is a registered trademark and service mark of the McGraw-Hill Companies, Inc.

18 | 2005 Semiannual Report TIAA-CREF Mutual Funds

PERFORMANCE

$10,000 since September 2, 1997 inception

An investment of $10,000 in this fund on September 2, 1997, would have grown to $14,779 as of June 30, 2005, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar year total returns

Best quarter: 22.99%, for the quarter ended December 31, 1998
Worst quarter: –16.54%, for the quarter ended September 30, 2002

* Partial year

TIAA-CREF Mutual Funds 2005 Semiannual Report | 19

Growth & Income Fund  |   Large-cap, dividend-paying stocks

PERFORMANCE

Fund expenses—six months ended June 30, 2005

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in the fund. They are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on January 1, 2005, and held for six months until June 30, 2005. Please see page 8 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Growth & Income Fund expense example
	Starting fund value	Ending fund value	Expenses paid†
	(1/1/05)	(6/30/05)	(1/1/05–6/30/05)

Actual return	$1,000.00	$ 996.40	$2.10
5% annual hypothetical return	1,000.00	1,022.87	2.13

†  “Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s annualized six-month expense ratio for that period was 0.43%.

Portfolio breakdown by company size

Capitalization as of 6/30/2005	net assets

Large: over $5 billion	90.55
Middle: $1 billion–$5 billion	8.99
Small: under $1 billion	0.46

Total	100.00

Fund facts

Inception date	9/2/1997
Net assets (6/30/2005)	$506.31 million
2005 expense ratio	0.43%

20 | 2005 Semiannual Report TIAA-CREF Mutual Funds

Equity Index Fund  |   U.S. stocks

DISCUSSION

Performance in the six months ended June 30, 2005

The Equity Index Fund returned –0.12% for the period, slightly behind the –0.01% return of its benchmark, the Russell 3000® Index, but outperforming the –0.61% average return of similar funds, as measured by the Morningstar Large Blend category.

Stocks falter, then rebound

After rising 11.95% in 2004, the stocks of the Russell 3000 edged downward in the first half of 2005. The weak returns were concentrated in the first quarter, when the index lost 2.20%, reflecting concerns about higher oil prices and rising short-term U.S. interest rates.

     At the end of April, the index was down 4.33% year-to-date, but it rebounded 3.79% in May and added another 0.70% in June. These second-quarter gains all but erased the market’s first-quarter losses.

     During the six-month period, value stocks gained 1.69%, but growth stocks posted a 1.88% decline. Mid-cap stocks led the market with a 3.92% advance, while large caps returned 0.11% and small caps lost 1.25%.

Sector returns vary widely

The market’s driving factor was sector performance. Three of the four largest sectors of the Russell 3000 posted losses for the period: the financial sector, which makes up almost a quarter of the index, was off 1.5%; consumer discretionary goods, the next-largest sector, lost 3.9%; and technology dropped 5.6%. Among the four, only health care had a positive return, gaining 4.2%. The integrated oils and “other energy” sectors—buoyed by oil prices that peaked above $60 a barrel in June—climbed 17.1% and 26.6%, respectively. Although these sectors made up a total of less than 10% of the Russell 3000 as of June 30, based on market capitalization, their strong performance contributed significantly to overall returns, particularly in June.

     For the period, the fund’s returns were comparable to those of the benchmark, minus the effect of expenses and of some cash holdings for liquidity. The fund also had a risk profile similar to that of the benchmark.

TIAA-CREF Mutual Funds 2005 Semiannual Report | 21

Equity Index Fund  |   U.S. stocks

Investment objective

The fund seeks a favorable long-term rate of return from a diversified portfolio selected to track the overall market for common stocks publicly traded in the United States, as represented by a broad stock market index.

Special investment risks

In addition to the risks of any equity investment, the fund is subject to index risk. For a further discussion of risk, please see page 6.

The fund’s benchmark

The Russell 3000® Index is an unmanaged index of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization, and measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market. You cannot invest directly in this index.

Performance as of June 30, 2005				Ticker symbol: TCEIX

	Average annual compound			Cumulative rates
	rates of total return*			of total return*
			since			since
	1 year	5 years	inception[1]	6 months	5 years	inception[1]

Equity Index Fund	7.73%	–1.50%	–2.05%	–0.12%	–7.27%	–10.29%
Benchmark:
Russell 3000 Index[2]	8.05	–1.35	–1.95	–0.01	–6.58	–9.81
Peer group:
Morningstar Large Blend	6.35	–1.79	–2.10	–0.61	–7.29	–8.52

*	The returns quoted represent past performance, which is no guarantee of future results, and do not reflect the taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org, or call 800 223-1200.

[1]	Inception date: April 3, 2000

[2]	Russell 3000 is a trademark and service mark of the Frank Russell Company.

22 | 2005 Semiannual Report TIAA-CREF Mutual Funds

PERFORMANCE

$10,000 since April 3, 2000 inception

An investment of $10,000 in this fund on April 3, 2000, would be worth $8,971 as of June 30, 2005, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar year total returns

Best quarter: 16.06%, for the quarter ended June 30, 2003
Worst quarter: –17.00%, for the quarter ended September 30, 2002

* Partial year

TIAA-CREF Mutual Funds 2005 Semiannual Report | 23

Equity Index Fund  |   U.S. stocks

PERFORMANCE

Fund expenses—six months ended June 30, 2005

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in the fund. They are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on January 1, 2005, and held for six months until June 30, 2005. Please see page 8 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Equity Index Fund expense example
	Starting fund value	Ending fund value	Expenses paid†
	(1/1/05)	(6/30/05)	(1/1/05–6/30/05)

Actual return	$1,000.00	$ 998.80	$ 1.30
5% annual hypothetical return	1,000.00	1,023.68	1.32

†  “Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s annualized six-month expense ratio for that period was 0.26%.

Portfolio breakdown by company size

Percent of
Capitalization as of 6/30/2005	net assets

Large: over $5 billion	80.58
Middle: $1 billion–$5 billion	14.95
Small: under $1 billion	4.47

Total	100.00

Fund facts

Inception date	4/3/2000
Net assets (6/30/2005)	$350.38 million
2005 expense ratio	0.26%

24 | 2005 Semiannual Report TIAA-CREF Mutual Funds

Social Choice Equity Fund  |   Socially screened stocks

DISCUSSION

Performance in the six months ended June 30, 2005

The Social Choice Equity Fund returned –0.87% for the period, lagging the –0.01% return of its benchmark, the Russell 3000® Index. The fund’s return also trailed the –0.61% average return of similar funds, as measured by the Morningstar Large Blend category. Neither the benchmark nor the Morningstar category screens investments according to social criteria, as the fund does.

Excluded stocks dampen fund’s returns

Because of its social screens, the fund did not invest in several stocks that are large components of the benchmark in terms of market capitalization. While the exclusion of these stocks both helped and hurt performance, the overall effect was negative. The fund suffered most from avoiding ExxonMobil, which was the second-largest holding in the Russell 3000. This stock’s 12.1% return was far ahead of the benchmark’s return. The fund’s return was also reduced by the exclusion of other stocks that outperformed the benchmark during the period, including ConocoPhillips and Boeing.

     Conversely, the fund’s social screens helped relative performance by excluding a number of underperforming stocks, including General Electric, the largest holding in the Russell 3000, as well as Wal-Mart, Citigroup and Ford Motor Company.

Adjusted weightings help control risk

Since the fund cannot invest in some of the stocks within the Russell 3000, the fund’s managers employ statistical techniques to ensure that the portfolio’s risk characteristics resemble those of the index. One method used is to overweight or underweight certain stocks relative to each one’s percentage of capitalization within the benchmark.

     During the period, overweight holdings in several well-performing energy stocks, including EOG Resources, Valero Energy and Apache, helped the fund’s relative performance. Other adjusted holdings, including overweights in IBM, McDonald’s and home mortgage provider Fannie Mae, detracted from returns.

TIAA-CREF Mutual Funds 2005 Semiannual Report | 25

Social Choice Equity Fund  |   Socially screened stocks

Investment objective

The fund seeks a favorable long-term rate of return that tracks the investment performance of the U.S. stock market while giving special consideration to certain social criteria.

Special investment risks

In addition to the risks of any equity investment, the fund is subject to the risk of socially screened investing, index risk, small-cap risk and foreign investment risks. For a further discussion of risk, please see page 6.

The fund’s benchmark

The Russell 3000® Index is an unmanaged index of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization, and measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market. You cannot invest directly in this index.

Performance as of June 30, 2005				Ticker symbol: TCSCX

	Average annual compound			Cumulative rates
	rates of total return*			of total return*
			since			since
	1 year	5 years	inception[1]	6 months	5 years	inception[1]

Social Choice Equity Fund	6.83%	–1.59%	–1.83%	–0.87%	–7.70%	–9.25%
Benchmark:
Russell 3000 Index[2]	8.05	–1.35	–1.95	–0.01	–6.58	–9.81
Peer group:
Morningstar Large Blend	6.35	–1.79	–2.10	–0.61	–7.29	–8.52

*	The returns quoted represent past performance, which is no guarantee of future results, and do not reflect the taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org, or call 800 223-1200.

[1]	Inception date: April 3, 2000

[2]	Russell 3000 is a trademark and service mark of the Frank Russell Company.

26 | 2005 Semiannual Report TIAA-CREF Mutual Funds

PERFORMANCE

$10,000 since April 3, 2000 inception

An investment of $10,000 in this fund on April 3, 2000, would be worth $9,075 as of June 30, 2005, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar year total returns

Best quarter: 16.43%, for the quarter ended June 30, 2003
Worst quarter: –16.41%, for the quarter ended September 30, 2002

* Partial year

TIAA-CREF Mutual Funds 2005 Semiannual Report | 27

Social Choice Equity Fund  |   Socially screened stocks

PERFORMANCE

Fund expenses—six months ended June 30, 2005

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in the fund. They are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on January 1, 2005, and held for six months until June 30, 2005. Please see page 8 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Social Choice Equity Fund expense example
	Starting fund value	Ending fund value	Expenses paid†
	(1/1/05)	(6/30/05)	(1/1/05–6/30/05)

Actual return	$ 1,000.00	$ 991.30	$1.29
5% annual hypothetical return	1,000.00	1,023.68	1.32

†  “Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s annualized six-month expense ratio for that period was 0.27%.

Portfolio breakdown by company size

Percent of
Capitalization as of 6/30/2005	net assets

Large: over $5 billion	83.96
Middle: $1 billion–$5 billion	11.69
Small: under $1 billion	4.35

Total	100.00

Fund facts

Inception date	4/3/2000
Net assets (6/30/2005)	$135.39 million
2005 expense ratio	0.27%

28 | 2005 Semiannual Report TIAA-CREF Mutual Funds

Managed Allocation Fund  |  Stocks and bonds

DISCUSSION

Performance in the six months ended June 30, 2005

The Managed Allocation Fund returned 0.09% for the period, lagging the 0.95% return of its benchmark, the Managed Allocation Composite Index, and the 0.48% average return of similar funds, as measured by the Morningstar Moderate Allocation category.

Stocks turn back; bonds advance

After soundly outgaining bonds in 2004, stocks underperformed them during the first half of 2005. The Russell 3000® Index, which measures the broad U.S. stock market, was down 4.33% at the end of April but gained 3.79% in May and added another 0.70% in June. For the period, it returned –0.01%. The Morgan Stanley Capital International EAFE® Index, which tracks stocks in 21 developed nations excluding the United States and Canada, lost 1.17%. (The EAFE actually gained 8.07% in terms of local currencies, but a stronger dollar turned that gain into a loss for U.S. investors.)

Investment-grade bonds, as measured by the Lehman Brothers U.S. Aggregate Index, returned 2.51%, while high-yield bonds, after a solid 9.91% gain in 2004, advanced only 1.55%.

The fund trails the benchmark

The main reason that the fund lagged its composite benchmark was under-performance by the fund’s three largest equity components: the Large-Cap Value Fund, the Growth Equity Fund and the International Equity Fund. The underperformance of these underlying funds was due to individual stock selections that did not perform as anticipated.

Asset allocation shifts slightly

The Managed Allocation Fund’s asset allocation as of June 30, 2005, shown in the table on page 32, differed slightly from the current target allocation because of fluctuations in the market values of the securities in which the component funds invest. During the period, there were no changes in the Managed Allocation Fund’s 60% to 40% target allocation ratio of equity to fixed-income investments.

TIAA-CREF Mutual Funds 2005 Semiannual Report | 29

Managed Allocation Fund  |   Stocks and bonds

Investment objective

The fund seeks a return that reflects the broad investment performance of the financial markets through capital appreciation and investment income.

Special investment risks

In addition to the risks of any fund that invests in equities and fixed-income securities, the fund is subject to special risks, including large-cap risk, small-cap risk, growth investing risks, value investing risks, style risk, reorganization risk, foreign investment risks, real estate securities risk, real estate investing risks and illiquid security risk. For a further discussion of risk, please see page 6.

The fund’s benchmark

The Managed Allocation Composite Index is a weighted average of the Russell 3000® Index for domestic stocks (48%), the Lehman Brothers U.S. Aggregate Index for domestic bonds (40%) and the Morgan Stanley Capital International EAFE® Index for international stocks (12%). You cannot invest directly in these indexes.

About the fund’s expenses

The Managed Allocation Fund itself has no expense charges because the fund’s advisor does not receive a management fee for its services to the fund. Shareholders in the fund indirectly bear their pro rata share of the fees and expenses incurred by the funds in which the Managed Allocation Fund invests. Based on the fund’s allocations as of June 30, 2005, the current pro rata expense ratio is 0.39%.

Performance as of June 30, 2005				Ticker symbol: TIMAX

	Average annual compound			Cumulative rates
	rates of total return*			of total return*
			since			since
	1 year	5 years	inception[1]	6 months	5 years	inception[1]

Managed Allocation Fund	8.08%	0.12%	6.00%	0.09%	0.61%	57.87%
Benchmark:
Managed Allocation Composite Index	8.43	2.75	6.59	0.95	14.54	64.96
Peer group:
Morningstar Moderate Allocation	7.16	1.97	5.16	0.48	11.65	49.94

*	The returns quoted represent past performance, which is no guarantee of future results, and do not reflect the taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org, or call 800 223-1200.

1 Inception date: September 2, 1997

30 | 2005 Semiannual Report TIAA-CREF Mutual Funds

PERFORMANCE

$10,000 since September 2, 1997 inception

An investment of $10,000 in this fund on September 2, 1997, would have grown to $15,787 as of June 30, 2005, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s composite index during the same period.

Calendar year total returns

Best quarter: 14.01%, for the quarter ended December 31, 1998
Worst quarter: –9.43%, for the quarter ended March 31, 2001

* Partial year

TIAA-CREF Mutual Funds 2005 Semiannual Report | 31

Managed Allocation Fund  |   Stocks and bonds

PERFORMANCE

Fund expenses—six months ended June 30, 2005

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in the fund. They are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on January 1, 2005, and held for six months until June 30, 2005. Please see page 8 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Managed Allocation Fund expense example
	Starting fund value	Ending fund value	Expenses paid†
	(1/1/05)	(6/30/05)	(1/1/05–6/30/05)

Actual return	$1,000.00	$1,000.90	$1.95
5% annual hypothetical return	1,000.00	1,023.03	1.97

†  “Expenses paid” is based on the fund’s pro rata expense ratio (which the fund bears indirectly through the funds in which it invests) for the most recent fiscal half year. The fund’s annualized six-month pro rata expense ratio for that period was 0.39%.

Asset allocation (as of 6/30/2005)

Percent of
Fund	invested assets

Bond Plus Fund	35.6
Institutional Large-Cap Value Fund	22.2
Institutional Growth Equity Fund	21.6
International Equity Fund	11.9
Institutional Small-Cap Equity Fund	3.1
High-Yield Bond Fund	2.5
Short-Term Bond Fund	1.5
Institutional Real Estate Securities Fund	1.1
Money Market Fund	0.5

Total	100.0

Fund facts

Inception date	9/2/1997
Net assets (6/30/2005)	$508.89 million
2005 calculated
pro rata expense ratio	0.39%

32 | 2005 Semiannual Report TIAA-CREF Mutual Funds

High-Yield Bond Fund  |   High-yield bonds

DISCUSSION

Performance in the six months ended June 30, 2005

The High-Yield Bond Fund gained 0.73% for the period, trailing the 1.55% return of its benchmark, the Merrill Lynch BB/B Cash Pay Issuer Constrained Index, but outperforming the 0.31% average return of similar funds, as measured by the Morningstar High-Yield Bond category.

A mixed bag for the high-yield market

The high-yield market got off to a good start, gaining 1.44% through the end of February. In March and April, investors feared that a downgrade of General Motors and Ford bonds to “junk” status would prompt a massive sell-off that would overwhelm the market.

     Fortunately, investors’ fears never materialized. While General Motors was downgraded, and Ford as well (although Ford regained its investment-grade status), high-yield bonds soon rallied, and the benchmark rose 1.82% in May and 1.58% in June. The advance was aided by a continuing decline in the default rate: having reached a peak of 11.59% as of January 31, 2002, the rate dropped to just 2.08% by June 30, 2005.

Detractors and contributors

The fund had an underweight position in long-term bonds because the risk/reward relationship of those securities did not seem attractive. Unexpectedly strong performance in longer-term bonds hurt performance relative to the benchmark. The fund’s performance was also hampered by underweight selections, relative to the benchmark, in the telecommunications sector. In particular, AT&T, which agreed to be purchased by SBC Communications, performed well during the period.

     Several overweight positions in the steel sector, including AK Steel, an integrated manufacturer, and Ryerson Tull, a domestic steel distributor, also hurt performance. Both of these companies’ bonds performed poorly amid concerns over a slowing economy.

     The negative effects of these holdings were partly offset by a number of successful credit selections, such as Advanstar Communications in the media services sector; Abitibi-Consolidated, Inc., in the forestry/paper products sector; and American Cellular in the wireless telecommunications sector.

TIAA-CREF Mutual Funds 2005 Semiannual Report | 33

High-Yield Bond Fund  |   High-yield bonds

Investment objective

The fund seeks high current income and, when consistent with its primary objective, capital appreciation.

Special investment risks

In addition to the risks of any fixed-income investment, the fund is subject to special risks, including illiquid security risk and foreign investment risks. For a further discussion of risk, please see page 6.

The fund’s benchmark

The Merrill Lynch BB/B Cash Pay Issuer Constrained Index measures the performance of securities that pay interest in cash and have a credit rating of BB or B. Merrill Lynch uses a composite of Fitch Ratings, Moody’s and Standard & Poor’s credit ratings in selecting bonds for this index. These ratings measure the risk that the bond issuer will fail to pay interest or to repay principal in full. The index is weighted by market capitalization, so that larger bond issues have a greater effect on the index’s return. However, the representation of any single bond issuer is restricted to a maximum of 2% of the total index. You cannot invest directly in this index.

Performance as of June 30, 2005				Ticker symbol: TCHYX

	Average annual compound			Cumulative rates
	rates of total return*			of total return*
			since			since
	1 year	5 years	inception[1]	6 months	5 years	inception[1]

High-Yield Bond Fund	9.22%	7.40%	7.68%	0.73%	42.92%	47.49%
Benchmark:
Merrill Lynch BB/B Cash Pay
Issuer Constrained Index	10.30	7.77	7.63	1.55	45.38	47.15
Peer group:
Morningstar High-Yield Bond	9.01	5.47	5.20	0.31	31.42	31.52

*	The returns quoted represent past performance, which is no guarantee of future results, and do not reflect the taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org, or call 800 223-1200.

1 Inception date: April 3, 2000

34 | 2005 Semiannual Report TIAA-CREF Mutual Funds

PERFORMANCE

$10,000 since April 3, 2000 inception

An investment of $10,000 in this fund on April 3, 2000, would have grown to $14,749 as of June 30, 2005, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar year total returns

Best quarter: 8.35%, for the quarter ended June 30, 2003
Worst quarter: –5.57%, for the quarter ended June 30, 2002

* Partial year

TIAA-CREF Mutual Funds 2005 Semiannual Report | 35

High-Yield Bond Fund  |  High-yield bonds

PERFORMANCE

Fund expenses—six months ended June 30, 2005

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in the fund. They are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on January 1, 2005, and held for six months until June 30, 2005. Please see page 8 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	High-Yield Bond Fund expense example
	Starting fund value	Ending fund value	Expenses paid†
	(1/1/05)	(6/30/05)	(1/1/05–6/30/05)

Actual return	$1,000.00	$1,007.30	$1.71
5% annual hypothetical return	1,000.00	1,023.28	1.72

†  “Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s annualized six-month expense ratio for that period was 0.34%.

Credit quality of portfolio assets
(as of 6/30/2005)

		Percent of
	Rating	invested assets

Money market
instruments	(not rated)	1.2
Bonds	Baa/BBB	2.9
	Ba/BB	40.6
	B/B	52.0
	Below B/B	2.8
	Not Rated	0.5

Total		100.0

Fund facts

Inception date	4/3/2000
Net assets (6/30/2005)	$296.58 million
2005 expense ratio	0.34%

36 | 2005 Semiannual Report TIAA-CREF Mutual Funds

Short-Term Bond Fund  |   Short-term bonds

DISCUSSION

Performance in the six months ended June 30, 2005

The Short-Term Bond Fund gained 1.02% for the period, edging past both the 1.01% return of its benchmark, the Lehman Brothers U.S. Government/Credit 1-5 Year Index, and the 0.93% average return of similar funds, as measured by the Morningstar Short-Term Bond category.

Rate increases limit short-term returns

In line with the monetary policy it began in June 2004, the Federal Reserve hiked the federal funds rate four times during the period, bringing it to 3.25%. Rising short-term rates, plus strong economic growth and accelerating inflation, hurt bond returns during the first quarter, with the benchmark declining 0.65%. (Bond prices often fall when short-term interest rates rise.)

In the second quarter, retreating oil prices and a strengthening dollar allayed investor concerns about the pace of future rate hikes, and the index gained 1.67%. The broad domestic bond market, as measured by the Lehman Brothers U.S. Aggregate Index, rose 2.51% for the six-month period.

     U.S. Treasuries and government agency securities outperformed other parts of the domestic bond market during the six months, as investors sought safety and foreign banks were attracted to yields higher than those available locally. However, the Fed’s rate hikes depressed returns from Treasuries with shorter maturities. Corporate securities also lagged Treasuries, due to the downgrading of General Motors and Ford bonds to “junk” status. Corporate bonds recovered somewhat in June, after Lehman dropped both automakers from the index.

Portfolio strategies boost returns

The fund benefited from underweighting its shorter-term Treasury holdings relative to their percentage of the benchmark index. Overweight investments in U.S. agency securities also enhanced returns. In particular, a large investment in home mortgage provider Fannie Mae helped performance. Additionally, a strategy of underweighting securities with two-year maturities and overweighting those with five-year maturities paid off. The main detractor from relative performance was an overweight holding in corporate securities. However, successful selections of individual bonds mitigated the effects of this overweighting.

     As a defensive measure against higher interest rates, the fund maintained an option-adjusted duration that was slightly shorter than that of the benchmark. Duration is a measure of bonds’ sensitivity to interest-rate changes. Keeping the fund’s duration close to the benchmark’s helps reduce the risk that the fund will underperform the benchmark.

TIAA-CREF Mutual Funds 2005 Semiannual Report | 37

Short-Term Bond Fund  | Short-term bonds

Investment objective

The fund seeks high current income consistent with preservation of capital.

Special investment risks

In addition to the risks of any fixed-income investment, the fund is subject to foreign investment risks. For a further discussion of risk, please see page 6.

The fund’s benchmark

The Lehman Brothers U.S. Government/Credit 1-5 Year Index measures the performance primarily of U.S. Treasury and agency securities and corporate bonds with 1-5 year maturities. You cannot invest directly in this index.

Performance as of June 30, 2005				Ticker symbol: TCSTX

	Average annual compound			Cumulative rates
	rates of total return*			of total return*
			since			since
	1 year	5 years	inception[1]	6 months	5 years	inception[1]

Short-Term Bond Fund	2.91%	5.81%	5.87%	1.02%	32.65%	34.91%
Benchmark:
Lehman Brothers U.S. Government/
Credit 1-5 Year Index	2.92	5.79	5.85	1.01	32.50	34.79
Peer group:
Morningstar Short-Term Bond	2.58	4.60	4.66	0.93	25.30	27.04

*	The returns quoted represent past performance, which is no guarantee of future results, and do not reflect the taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org, or call 800 223-1200.

1 Inception date: April 3, 2000

38 | 2005 Semiannual Report TIAA-CREF Mutual Funds

PERFORMANCE

$10,000 since April 3, 2000 inception

An investment of $10,000 in this fund on April 3, 2000, would have grown to $13,491 as of June 30, 2005, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar year total returns

Best quarter: 4.10%, for the quarter ended September 30, 2001
Worst quarter: –1.71%, for the quarter ended June 30, 2004

* Partial year

TIAA-CREF Mutual Funds 2005 Semiannual Report | 39

Short-Term Bond Fund  |   Short-term bonds

PERFORMANCE

Fund expenses—six months ended June 30, 2005

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in the fund. They are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on January 1, 2005, and held for six months until June 30, 2005. Please see page 8 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Short-Term Bond Fund expense example
	Starting fund value	Ending fund value	Expenses paid†
	(1/1/05)	(6/30/05)	(1/1/05–6/30/05)

Actual return	$1,000.00	$1,010.20	$1.51
5% annual hypothetical return	1,000.00	1,023.48	1.52

†  “Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s annualized six-month expense ratio for that period was 0.30%.

Credit quality of portfolio assets
(as of 6/30/2005)

		Percent of
Type of asset	Rating	invested assets

Money market
instruments	(not rated)	2.2
U.S. Treasury and
agency securities		52.6
Mortgage-backed
securities and
commercial mortgage-
backed securities		3.8
Asset-backed securities		3.2
Corporate bonds	Aaa/AAA	3.3
	Aa/AA	10.1
	A/A	14.2
	Baa/BBB	10.1
	Ba/BB	0.5

Total		100.0

Fund facts

Inception date	4/3/2000
Net assets (6/30/2005)	$223.54 million
2005 expense ratio	0.30%

40 | 2005 Semiannual Report TIAA-CREF Mutual Funds

Tax-Exempt Bond Fund  | Tax-exempt bonds

DISCUSSION

Performance in the six months ended June 30, 2005

The Tax-Exempt Bond Fund returned 2.06% for the period, trailing both the 2.53% return of its benchmark, the Lehman Brothers 10-Year Municipal Bond Index, and the 2.55% average return of similar funds, as measured by the Morningstar Municipal National Long category.

Short-term rates rise, long-term rates fall

After rising throughout 2004, yields on short-term municipal bonds continued to increase during the first half of 2005. However, long-term (30-year) rates, which had remained relatively flat in 2004, dropped. As a result, the spread between short- and long-term tax-exempt bond yields, which was 3.37 percentage points as of June 30, 2004, stood at only 1.70 percentage points one year later. The spread between short- and long-term U.S. government securities also narrowed.

     During the six-month period, the Federal Reserve raised the federal funds rate four times, leaving the rate at 3.25% at the end of June. (The federal funds rate is the rate commercial U.S. banks charge one another for overnight loans.) This caused most short-term interest rates to increase while an improving economy and low inflation tamed long-term yields.

Municipal bond demand weakens

During the six-month period, states and municipalities took advantage of low long-term rates to refinance large amounts of outstanding debt. New bond issuance totaled $206.3 billion, easily surpassing the $190.0 billion brought to market during the same period in 2004. In fact, the amount exceeded the worth of bond issues in the first half of any year. For individual investors, however, depressed yields made municipal bonds less attractive and kept most retail buyers on the sidelines.

Performance lags during the first quarter

When the year began, many investment professionals believed that long-term interest rates would rise. Accordingly, in the first quarter the fund was defensively positioned, with an overweight in short-duration bonds. These bonds generally hold their value in rising-rate environments. However, the fund’s corresponding underweight in long-term bonds, which were the top performers during the reporting period, hurt performance. (Since bond prices and yields move in opposite directions, long-term bond returns were boosted by declining long-term interest rates.) During the second quarter, the fund’s managers adjusted their holdings by increasing the percentage of long-term bonds, and the fund delivered a solid 3.02% return for the quarter.

     As of June 30, 2005, the fund’s overall option-adjusted duration was 6.38 years, versus 6.34 years for the benchmark.

TIAA-CREF Mutual Funds 2005 Semiannual Report | 41

Tax-Exempt Bond Fund  | Tax-exempt bonds

Investment objective

The fund seeks a high level of current income that is exempt from regular federal income tax, consistent with preservation of capital.

Special investment risks

In addition to the risks of any fixed-income investment, the fund is subject to special risks, including tax risk and call risk. For a further discussion of risk, please see page 6.

The fund’s benchmark

The Lehman Brothers 10-Year Municipal Bond Index measures the performance of long-term, tax-exempt bonds. These bonds must have a minimum credit rating of Baa and an outstanding par value of at least $5 million, and be issued as part of a transaction of at least $50 million. You cannot invest directly in this index.

Performance as of June 30, 2005				Ticker symbol: TCTEX

	Average annual compound			Cumulative rates
	rates of total return*			of total return*
			since			since
	1 year	5 years	inception[1]	6 months	5 years	inception[1]

Tax-Exempt Bond Fund	7.28%	6.92%	6.83%	2.06%	39.74%	41.48%
Benchmark:
Lehman Brothers 10-Year
Municipal Bond Index	7.65	6.74	6.73	2.53	38.60	40.81
Peer group:
Morningstar Municipal National Long	7.53	6.05	5.98	2.55	34.18	35.66

*	The returns quoted represent past performance, which is no guarantee of future results, and do not reflect the taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org, or call 800 223-1200.

1 Inception date: April 3, 2000

42 | 2005 Semiannual Report TIAA-CREF Mutual Funds

PERFORMANCE

$10,000 since April 3, 2000 inception

An investment of $10,000 in this fund on April 3, 2000, would have grown to $14,148 as of June 30, 2005, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar year total returns

Best quarter: 5.29%, for the quarter ended September 30, 2002
Worst quarter: –2.41%, for the quarter ended June 30, 2004

* Partial year

TIAA-CREF Mutual Funds 2005 Semiannual Report | 43

Tax-Exempt Bond Fund  | Tax-exempt bonds

PERFORMANCE

Fund expenses—six months ended June 30, 2005

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in the fund. They are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on January 1, 2005, and held for six months until June 30, 2005. Please see page 8 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Tax-Exempt Bond Fund expense example
	Starting fund value	Ending fund value	Expenses paid†
	(1/1/05)	(6/30/05)	(1/1/05–6/30/05)

Actual return	$1,000.00	$1,020.60	$1.52
5% annual hypothetical return	1,000.00	1,023.48	1.52

†  “Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s annualized six-month expense ratio for that period was 0.30%.

Credit quality of portfolio assets
(as of 6/30/2005)

		Percent of
	Rating	invested assets

Long-term
municipal bonds
	Aaa/AAA	66.3
	Aa/AA	7.8
	A/A	16.2
	Baa/BBB	7.2
	B/B	0.4
	Not Rated	2.1

Total		100.0

Fund facts

Inception date	4/3/2000
Net assets (6/30/2005)	$203.14 million
2005 expense ratio	0.30%

44 | 2005 Semiannual Report TIAA-CREF Mutual Funds

Bond Plus Fund  |   Intermediate-term bonds

DISCUSSION

Performance in the six months ended June 30, 2005

The Bond Plus Fund returned 2.48%, closely tracking the 2.51% return of its benchmark, the Lehman Brothers U.S. Aggregate Index, and outperforming the 1.94% average return of similar funds, as measured by the Morningstar Intermediate-Term Bond category.

Bonds gain despite volatility

The prices of investment-grade bonds moved down and then up, as investors reacted to changing economic signals. In the first quarter, signs that an expanding economy might fuel inflation and cause the Federal Reserve to raise short-term interest rates more aggressively drove bond prices down. The Lehman index fell 0.48%.

     During the second quarter, a stronger dollar allayed fears of inflation, and the Fed continued to raise interest rates in small increments. Bonds rallied, and the Lehman index returned 3.01%. The yield on 10-year Treasury notes fell from 4.64% in March to 3.91% at the end of June.

     U.S. Treasuries and government agency securities outperformed other parts of the domestic bond market during the six months, as investors sought safety and foreign banks were attracted to the notes’ relatively high yields. Corporate securities lagged Treasuries, due to the downgrading of General Motors and Ford bonds to “junk” status. Corporate bonds recovered somewhat in June, after Lehman dropped both automakers from the benchmark.

Sector performance drives returns

The fund benefited from holdings in U.S. agency securities that were overweighted relative to their percentage of the Lehman index. In particular, a position in home mortgage provider Fannie Mae helped performance. An ongoing strategy of underweighting short-term bonds and overweighting longer-term issues also continued to pay off.

     The main detractor from relative performance was an overweight holding in corporate securities. However, successful selections of individual bonds mitigated the effects of this overweighting.

     As of June 30, 2005, the fund’s overall option-adjusted duration was 4.18 years, versus 4.16 years for the benchmark. Duration is a measure of bonds’ sensitivity to interest-rate changes. Keeping the fund’s duration close to the benchmark’s helps reduce the risk that the fund will underperform the benchmark.

TIAA-CREF Mutual Funds 2005 Semiannual Report | 45

Bond Plus Fund  | Intermediate-term bonds

Investment objective

The fund seeks a favorable long-term return, primarily through high current income consistent with preserving capital.

Special investment risks

In addition to the risks of any fixed-income investment, the fund is subject to special risks, including illiquid security risk and foreign investment risks. For a further discussion of risk, please see page 6.

The fund’s benchmark

The Lehman Brothers U.S. Aggregate Index measures the performance of the U.S. investment-grade, fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities. You cannot invest directly in this index.

Performance as of June 30, 2005				Ticker symbol: TIPBX

	Average annual compound			Cumulative rates
	rates of total return*			of total return*
			since			since
	1 year	5 years	inception[1]	6 months	5 years	inception[1]

Bond Plus Fund	6.70%	7.45%	6.82%	2.48%	43.29%	67.80%
Benchmark:
Lehman Brothers U.S.
Aggregate Index	6.80	7.40	6.79	2.51	42.92	67.35
Peer group:
Morningstar
Intermediate-Term Bond	6.07	6.65	5.78	1.94	38.10	55.71

*	The returns quoted represent past performance, which is no guarantee of future results, and do not reflect the taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org, or call 800 223-1200.

1 Inception date: September 2, 1997

46 | 2005 Semiannual Report TIAA-CREF Mutual Funds

PERFORMANCE

$10,000 since September 2, 1997 inception

An investment of $10,000 in this fund on September 2, 1997, would have grown to $16,780 as of June 30, 2005, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar year total returns

Best quarter: 5.11%, for the quarter ended September 30, 2002
Worst quarter: –2.42%, for the quarter ended June 30, 2004

* Partial year

TIAA-CREF Mutual Funds 2005 Semiannual Report | 47

Bond Plus Fund  | Intermediate-term bonds

PERFORMANCE

Fund expenses—six months ended June 30, 2005

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in the fund. They are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on January 1, 2005, and held for six months until June 30, 2005. Please see page 8 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Bond Plus Fund expense example
	Starting fund value	Ending fund value	Expenses paid†
	(1/1/05)	(6/30/05)	(1/1/05–6/30/05)

Actual return	$1,000.00	$1,024.80	$1.52
5% annual hypothetical return	1,000.00	1,023.48	1.52

†  “Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s annualized six-month expense ratio for that period was 0.30%.

Fund facts

Inception date	9/2/1997
Net assets (6/30/2005)	$479.74 million
2005 expense ratio	0.30%

Holdings by market sector (as of 6/30/2005)

Mortgage-backed securities*	41.0%
U.S. government securities	30.5
Corporate bonds	24.5
Money market instruments	2.3
Yankees†	1.7

Total	100.0

*	Includes asset-backed, mortgage-backed, commercial mortgage-backed and other mortgage-backed securities
†	Foreign government and corporate bonds denominated in U.S. dollars

Risk characteristics*
Bond Plus vs. benchmark (as of 6/30/2005)

	Average	Option-adjusted
	maturity	duration
	(in years)	(in years)

Bond Plus	6.71	4.18

Lehman Brothers
U.S. Aggregate
Index	6.79	4.16

*	As calculated using an analytical model developed by CMS BondEdge, a widely recognized risk analytic software package

48 | 2005 Semiannual Report TIAA-CREF Mutual Funds

Money Market Fund  | Cash equivalents

DISCUSSION

Performance in the six months ended June 30, 2005

The Money Market Fund returned 1.23% for the period, surpassing the 1.05% return of the iMoneyNet Money Fund Report AveragesTM—All Taxable, a simple average of over 1,000 taxable money market funds.

     Rising oil and commodity prices sparked inflation fears in the first quarter of 2005. However, in May, consumer prices declined for the first time in ten months, and those fears subsided.

     During the six-month period, the Federal Reserve raised the federal funds rate from 2.25% to 3.25%, its highest level since September 2001. (The federal funds rate is the rate commercial U.S. banks charge each other for overnight loans.) In March, the Money Fund Report All Taxable Average, driven by the short-term rate hikes, rose above 2.0% for the first time since November 2001.

LIBOR curve flattens

The LIBOR (London Interbank Offered Rate) curve flattened over the six-month period, increasingly so during the second quarter due to expectations that the inflation rate would be lower in the future. The spread between the one-month LIBOR and twelve-month LIBOR actually grew to almost a full percentage point in the first quarter before narrowing to 0.54 of a point on June 30, 2005.

Asset allocations drive returns

During the six-month period, the fund boosted its holdings of commercial paper, which generally provides higher yields than other parts of the money market, from 80.7% to 84.0% of the portfolio. The fund reduced its holdings of floating-rate investments from 5.6% to 2.5% of the portfolio. These generally offered lower yields and less desirable maturities.

     The fund also reduced its holdings of government and government agency securities from 8.2% to 2.8%. The remaining 10.7% of the portfolio was in certificates of deposit.

     The fund benefited from a duration that was slightly longer than that of the Money Fund Report Average. During the period, the weighted average maturity of the fund fluctuated between 38 days and 45 days.

TIAA-CREF Mutual Funds 2005 Semiannual Report | 49

Money Market Fund  | Cash equivalents

Investment objective

The fund seeks high current income consistent with maintaining liquidity and preserving capital.

Special investment risks

In addition to the risks of any fixed-income investment, the fund is subject to foreign investment risks. For a further discussion of risk, please see page 6.

     An investment in this fund is not a deposit of any bank and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other U.S. government agency. We will attempt to maintain a stable net asset value of $1.00 per share for this fund, but it is possible to lose money by investing in the fund.

Yield and average maturity

	Net annualized yield		Average maturity
	(for the 7 days ended 6/28/2005)		(as of 6/28/2005)
	Current yield	Effective yield	Days

Money Market Fund	2.93%	2.97%	43
iMoneyNet Money Fund
Report AveragesTM—All Taxable	2.54%	2.57%	36

Performance as of June 30, 2005				Ticker symbol: TIAXX

	Average annual compound			Cumulative rates
	rates of total return*			of total return
			since			since
	1 year	5 years	inception[1]	6 months	5 years	inception[1]

Money Market Fund	1.95%	2.45%	3.51%	1.23%	12.88%	31.07%
iMoneyNet Money Fund
Report Averages—All Taxable	1.62	2.11	3.16	1.05	10.93	27.39

*	The returns quoted represent past performance, which is no guarantee of future results, and do not reflect the taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org, or call 800 223-1200.

1 Inception date: September 2, 1997

50 | 2005 Semiannual Report TIAA-CREF Mutual Funds

PERFORMANCE

$10,000 since September 2, 1997 inception

An investment of $10,000 in this fund on September 2, 1997, would have grown to $13,107 as of June 30, 2005, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar year total returns

Best quarter: 1.63%, for the quarter ended December 31, 2000
Worst quarter: 0.20%, for the quarter ended March 31, 2004

* Partial year

TIAA-CREF Mutual Funds 2005 Semiannual Report | 51

Money Market Fund  | Cash equivalents

PERFORMANCE

Fund expenses—six months ended June 30, 2005

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in the fund. They are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on January 1, 2005, and held for six months until June 30, 2005. Please see page 8 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Money Market Fund expense example
	Starting fund value	Ending fund value	Expenses paid†
	(1/1/05)	(6/30/05)	(1/1/05–6/30/05)

Actual return	$1,000.00	$1,012.30	$1.41
5% annual hypothetical return	1,000.00	1,023.58	1.42

†  “Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s annualized six-month expense ratio for that period was 0.29%.

Asset allocation (as of 6/30/2005)

Percent of
portfolio

Commercial paper and corporate notes	84.0
Certificates of deposit	10.7
U.S. government and agency securities	2.8
Floating-rate securities	2.5

Total	100.0

Fund facts

Inception date	9/2/1997
Net assets (6/30/2005)	$604.18 million
2005 expense ratio	0.29%

52 | 2005 Semiannual Report TIAA-CREF Mutual Funds

International Equity Fund |	Summary portfolio of investments (unaudited) June 30, 2005

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

	COMMON STOCKS
	APPAREL AND OTHER TEXTILE PRODUCTS		$1,303,013	0.36%

	AUTOMOTIVE DEALERS AND SERVICE STATIONS		1,074,638	0.30

	BUILDING MATERIALS AND GARDEN SUPPLIES
	Wolseley plc	277,619	5,822,065	1.61
	Other		337,264	0.10

			6,159,329	1.71

	BUSINESS SERVICES
	Adecco S.A. (Regd)	164,001	7,442,738	2.06
	Cintra Concesiones de Infraestructuras de Transporte S.A.	435,979	5,109,440	1.42
	Other		6,816,629	1.89

			19,368,807	5.37

	CHEMICALS AND ALLIED PRODUCTS
	GlaxoSmithKline plc	130,775	3,161,306	0.88
	Lonza Group AG. (Regd)	125,026	6,908,640	1.92
	Novartis AG. (Regd)	64,728	3,074,028	0.85
	Reckitt Benckiser plc	171,327	5,034,843	1.40
	Sanofi-Aventis	115,479	9,461,375	2.62
	Takeda Pharmaceutical Co Ltd	42,522	2,104,517	0.58
	Other		7,986,650	2.21

			37,731,359	10.46

	COMMUNICATIONS
	Deutsche Telekom AG. (Regd)	111,154	2,048,760	0.57
	KPN NV	480,808	4,022,859	1.12
	Vodafone Group plc	1,597,609	3,885,829	1.08
	Other		3,838,035	1.06

			13,795,483	3.83

	DEPOSITORY INSTITUTIONS
*	Bayerische Hypo-und Vereinsbank AG.	378,428	9,815,707	2.72
	BNP Paribas	28,284	1,932,584	0.54
	Depfa Bank plc	395,667	6,350,530	1.76
	HSBC Holdings plc (United Kingdom)	226,625	3,605,426	1.00
	Royal Bank of Scotland Group plc	343,783	10,355,253	2.87
	Shinsei Bank Ltd	468,000	2,513,939	0.70
	UBS AG. (Regd)	130,902	10,207,672	2.83
	UniCredito Italiano S.p.A.	602,785	3,179,340	0.88
	Other		10,295,058	2.85

			58,255,509	16.15

	EDUCATIONAL SERVICES		425,448	0.12

	ELECTRIC, GAS, AND SANITARY SERVICES
	Centrica plc	902,389	3,738,342	1.03
	Other		4,677,838	1.30

			8,416,180	2.33

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2005 Semiannual Report	| 53

International Equity Fund |	Summary portfolio of investments (unaudited) June 30, 2005	continued

			% OF NET
COMPANY	SHARES	VALUE	ASSETS

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
Kudelski S.A. (Br)	51,467	$1,877,065	0.52%
Kyocera Corp	32,100	2,449,118	0.68
Nokia Oyj	136,938	2,279,458	0.63
Other		7,683,652	2.13

		14,289,293	3.96

FABRICATED METAL PRODUCTS		973,145	0.27

FOOD AND KINDRED PRODUCTS
Groupe Danone	56,931	4,990,110	1.38
Nisshin Oillio Group Ltd	490,000	2,739,572	0.76
Other		1,428,009	0.40

		9,157,691	2.54

FOOD STORES
Tesco plc	1,208,675	6,888,739	1.91
Other	35,323	443,291	0.12

		7,332,030	2.03

FURNITURE AND HOMEFURNISHINGS STORES		941,931	0.26

GENERAL BUILDING CONTRACTORS		2,196,366	0.61

HEAVY CONSTRUCTION, EXCEPT BUILDING
Vinci S.A.	131,809	10,958,334	3.04

		10,958,334	3.04

HOLDING AND OTHER INVESTMENT OFFICES
Nobel Biocare Holding AG.	43,700	8,853,295	2.45
Orient Corp	1,007,000	3,565,097	0.99
Other		3,883,854	1.08

		16,302,246	4.52

HOTELS AND OTHER LODGING PLACES
Accor S.A.	254,452	11,902,771	3.30

		11,902,771	3.30

INDUSTRIAL MACHINERY AND EQUIPMENT
Rheinmetall AG.	160,418	8,083,018	2.24
Other		4,769,763	1.32

		12,852,781	3.56

INSTRUMENTS AND RELATED PRODUCTS		955,478	0.27

INSURANCE CARRIERS		4,088,021	1.13

METAL MINING		1,126,328	0.31

MISCELLANEOUS RETAIL		1,082,029	0.30

NONDEPOSITORY INSTITUTIONS
Deutsche Postbank AG.	109,189	5,347,145	1.48
Hypo Real Estate Holding	143,895	5,451,607	1.51
Other		422,251	0.12

		11,221,003	3.11

54 |	2005 Semiannual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

International Equity Fund |	Summary portfolio of investments (unaudited) June 30, 2005	continued

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

	OIL AND GAS EXTRACTION		$2,972,181	0.82%

	PAPER AND ALLIED PRODUCTS		3,016,915	0.84

	PETROLEUM AND COAL PRODUCTS
	BP plc	605,429	6,298,917	1.75
	ENI S.p.A.	272,790	7,012,131	1.94
	Fortum Oyj	634,996	10,186,037	2.82
	Repsol YPF S.A.	118,614	3,011,431	0.84
	Royal Dutch Petroleum Co	50,863	3,307,913	0.92
	Total S.A.	8,040	1,882,103	0.52
	Other		2,700,508	0.75

			34,399,040	9.54

	PRIMARY METAL INDUSTRIES
	BHP Billiton Ltd	185,798	2,540,714	0.71
	NEOMAX Co Ltd	126,000	2,777,080	0.77
	Other		518,172	0.14

			5,835,966	1.62

	PRINTING AND PUBLISHING
	Reed Elsevier NV	166,086	2,312,086	0.64
	Reed Elsevier plc	387,092	3,698,726	1.03
	Other		579,865	0.16

			6,590,677	1.83

	RAILROAD TRANSPORTATION		988,188	0.27

	REAL ESTATE		2,179,115	0.60

	SECURITY AND COMMODITY BROKERS
	Julius Baer Holding AG.	41,894	2,563,804	0.71
	Other		1,984,444	0.55

			4,548,248	1.26

	STONE, CLAY, AND GLASS PRODUCTS
	Holcim Ltd (Regd)	171,582	10,425,283	2.89
	Other		3,692,626	1.03

			14,117,909	3.92

	TRANSPORTATION BY AIR		630,255	0.17

	TRANSPORTATION EQUIPMENT
	DaimlerChrysler AG. (Regd)	159,897	6,472,798	1.79
*	Fiat S.p.A.	1,098,279	7,959,519	2.21
	Toyota Motor Corp	119,100	4,254,013	1.18
	Other		1,659,082	0.46

			20,345,412	5.64

	TRANSPORTATION SERVICES		3,063	0.00

	TRUCKING AND WAREHOUSING		918,632	0.26

	WATER TRANSPORTATION		1,844,880	0.51

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2005 Semiannual Report	| 55

International Equity Fund |	Summary portfolio of investments (unaudited) June 30, 2005	concluded

			% OF NET
COMPANY	SHARES	VALUE	ASSETS

WHOLESALE TRADE-DURABLE GOODS
Terumo Corp	77,200	$2,223,180	0.62%
Other		862,863	0.24

		3,086,043	0.86

WHOLESALE TRADE-NONDURABLE GOODS
Altana AG.	99,241	5,668,610	1.57

		5,668,610	1.57

TOTAL COMMON STOCKS	(Cost $347,373,846)	359,054,347	99.55

ISSUER	PRINCIPAL

SHORT-TERM INVESTMENTS
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
Federal Home Loan Banks (FHLB) 2.950%, 07/01/05	$4,410,000	4,410,000	1.22

TOTAL SHORT-TERM INVESTMENTS	(Cost $4,410,000)	4,410,000	1.22

TOTAL PORTFOLIO	(Cost $351,783,846)	363,464,347	100.77%
OTHER ASSETS & LIABILITIES, NET		(2,776,888)	(0.77)

		$360,687,459	100.00%

* Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

56 |	2005 Semiannual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Growth Equity Fund |	Summary portfolio of investments (unaudited) June 30, 2005

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

	APPAREL AND ACCESSORY STORES
*	Kohl’s Corp	161,056	$9,004,641	1.68%

			9,004,641	1.68

	APPAREL AND OTHER TEXTILE PRODUCTS		3,919,777	0.73

	BUILDING MATERIALS AND GARDEN SUPPLIES		2,414,907	0.45

	BUSINESS SERVICES
	Adobe Systems, Inc	188,158	5,385,082	1.00
*	eBay, Inc	213,047	7,032,681	1.31
*	Electronic Arts, Inc	115,515	6,539,304	1.22
*	Google, Inc (Class A)	36,584	10,761,184	2.01
	Microsoft Corp	379,003	9,414,435	1.76
	SAP AG. (Spon ADR)	125,301	5,425,533	1.01
*	Yahoo!, Inc	204,119	7,072,723	1.32
	Other		13,144,521	2.45

			64,775,463	12.08

	CHEMICALS AND ALLIED PRODUCTS
*	Amgen, Inc	196,875	11,903,063	2.22
*	Genentech, Inc	99,744	8,007,448	1.49
	Gillette Co	266,830	13,509,603	2.52
	Lilly (Eli) & Co	139,015	7,744,526	1.44
	Procter & Gamble Co	205,082	10,818,076	2.02
	Schering-Plough Corp	347,360	6,620,682	1.24
*	Sepracor, Inc	108,330	6,500,883	1.21
	Teva Pharmaceutical Industries Ltd (Spon ADR)	147,783	4,601,963	0.86
	Other		6,462,986	1.21

			76,169,230	14.21

	COMMUNICATIONS
	Sprint Corp	234,733	5,889,450	1.10
	Other		3,920,333	0.73

			9,809,783	1.83

	EATING AND DRINKING PLACES		2,543,455	0.47

	ELECTRIC, GAS, AND SANITARY SERVICES		3,330,177	0.62

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
	Analog Devices, Inc	176,438	6,582,902	1.23
*	Cisco Systems, Inc	1,162,644	22,218,127	4.14
	General Electric Co	910,946	31,564,279	5.89
	Intel Corp	363,619	9,475,911	1.77
	Motorola, Inc	519,167	9,479,989	1.77
	National Semiconductor Corp	214,861	4,733,388	0.88
	Qualcomm, Inc	389,915	12,871,094	2.40
	Xilinx, Inc	170,691	4,352,621	0.81
	Other		10,606,547	1.98

			111,884,858	20.87

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2005 Semiannual Report	| 57

Growth Equity Fund |	Summary portfolio of investments (unaudited) June 30, 2005	continued

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

	FOOD AND KINDRED PRODUCTS
*	Constellation Brands, Inc (Class A)	155,158	$4,577,161	0.85%
	PepsiCo, Inc	223,185	12,036,367	2.25
	Other		1,081,319	0.20

			17,694,847	3.30

	FURNITURE AND FIXTURES		312,348	0.06

	FURNITURE AND HOMEFURNISHINGS STORES
*	Bed Bath & Beyond, Inc	200,417	8,373,422	1.56

			8,373,422	1.56

	GENERAL MERCHANDISE STORES
	Target Corp	134,597	7,323,423	1.37
	Other		4,158,359	0.77

			11,481,782	2.14

	HEALTH SERVICES
*	Caremark Rx, Inc	153,640	6,840,053	1.28
*	Express Scripts, Inc	154,886	7,741,202	1.44
	Health Management Associates, Inc (Class A)	189,838	4,969,959	0.93

			19,551,214	3.65

	HOLDING AND OTHER INVESTMENT OFFICES
	iShares Russell 1000 Growth Index Fund	104,450	5,013,600	0.94

			5,013,600	0.94

	HOTELS AND OTHER LODGING PLACES
	Starwood Hotels & Resorts Worldwide, Inc	145,409	8,516,605	1.59
	Other		2,766,621	0.52

			11,283,226	2.11

	INDUSTRIAL MACHINERY AND EQUIPMENT
	Applied Materials, Inc	340,665	5,511,960	1.03
*	Dell, Inc	391,263	15,458,801	2.88
	Other		6,580,307	1.23

			27,551,068	5.14

	INSTRUMENTS AND RELATED PRODUCTS
	Medtronic, Inc	220,414	11,415,241	2.13
*	St. Jude Medical, Inc	256,746	11,196,693	2.09
*	Zimmer Holdings, Inc	126,509	9,636,191	1.80

			32,248,125	6.02

	INSURANCE AGENTS, BROKERS AND SERVICE		1,363,505	0.25

	INSURANCE CARRIERS
	Aetna, Inc	53,765	4,452,817	0.83
	Progressive Corp	59,353	5,864,670	1.09

			10,317,487	1.92

	LEATHER AND LEATHER PRODUCTS		2,446,380	0.46

58 |	2005 Semiannual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Growth Equity Fund |	Summary portfolio of investments (unaudited) June 30, 2005	continued

			% OF NET
COMPANY	SHARES	VALUE	ASSETS

MISCELLANEOUS RETAIL
Staples, Inc	226,229	$4,823,202	0.90%
Other		1,087,596	0.20

		5,910,798	1.10

MOTION PICTURES
News Corp (Class A)	347,580	5,623,844	1.05

		5,623,844	1.05

NONDEPOSITORY INSTITUTIONS
American Express Co	223,549	11,899,513	2.22
Other		4,249,217	0.79

TOTAL NONDEPOSITORY INSTITUTIONS		16,148,730	3.01

OIL AND GAS EXTRACTION
Baker Hughes, Inc	96,787	4,951,623	0.92
Other		8,166,245	1.53

		13,117,868	2.45

PETROLEUM AND COAL PRODUCTS		3,250,905	0.61

PRIMARY METAL INDUSTRIES		3,300,782	0.62

SECURITY AND COMMODITY BROKERS
Goldman Sachs Group, Inc	48,006	4,897,572	0.91
Other		3,750,302	0.70

		8,647,874	1.61

TRANSPORTATION BY AIR		2,256,646	0.42

TRANSPORTATION EQUIPMENT
Boeing Co	82,829	5,466,714	1.02
United Technologies Corp	157,913	8,108,833	1.51
Other		6,861,217	1.28

		20,436,764	3.81

WATER TRANSPORTATION		8,320,116	1.55

WHOLESALE TRADE-DURABLE GOODS
Johnson & Johnson	253,191	16,457,415	3.07

		16,457,415	3.07

WHOLESALE TRADE-NONDURABLE GOODS		688,153	0.13

TOTAL COMMON STOCKS (Cost $503,800,735)		535,649,190	99.92

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2005 Semiannual Report	| 59

Growth Equity Fund |	Summary portfolio of investments (unaudited) June 30, 2005	concluded

			% OF NET
COMPANY		VALUE	ASSETS

SHORT-TERM INVESTMENTS
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES		$3,930,000	0.73%

TOTAL SHORT-TERM INVESTMENTS	(Cost $3,930,000)	3,930,000	0.73

TOTAL PORTFOLIO	(Cost $507,730,735)	539,579,190	100.65%
OTHER ASSETS & LIABILITIES, NET		(3,499,929)	(0.65)

NET ASSETS		536,079,261	100.00%

* Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

60 |	2005 Semiannual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Growth & Income Fund |	Summary portfolio of investments (unaudited) June 30, 2005

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

	COMMON STOCKS
	APPAREL AND ACCESSORY STORES		$4,207,517	0.83%

	BUILDING MATERIALS AND GARDEN SUPPLIES		1,929,818	0.38

	BUSINESS SERVICES
	Automatic Data Processing, Inc	109,184	4,582,452	0.90
	Microsoft Corp	355,750	8,836,830	1.75
	Other		19,300,876	3.81

			32,720,158	6.46

	CHEMICALS AND ALLIED PRODUCTS
*	Andrx Corp	234,318	4,758,999	0.94
	Avon Products, Inc	113,981	4,314,181	0.85
	Gillette Co	146,099	7,396,992	1.46
	Lilly (Eli) & Co	103,411	5,761,027	1.14
	Pfizer, Inc	263,833	7,276,514	1.44
	Schering-Plough Corp	320,139	6,101,849	1.21
	Teva Pharmaceutical Industries Ltd (Spon ADR)	122,407	3,811,754	0.75
	Wyeth	166,982	7,430,699	1.47
	Other		26,557,957	5.24

			73,409,972	14.50

	COMMUNICATIONS
	BellSouth Corp	270,623	7,190,453	1.42
	Sprint Corp	195,233	4,898,396	0.97
	Other		1,612,816	0.32

			13,701,665	2.71

	DEPOSITORY INSTITUTIONS
	Bank of America Corp	242,082	11,041,360	2.18
	Citigroup, Inc	180,465	8,342,897	1.65
	JPMorgan Chase & Co	278,081	9,821,821	1.94
	Northern Trust Corp	172,958	7,885,155	1.56
	U.S. Bancorp	222,311	6,491,481	1.28
	Other		3,521,442	0.69

			47,104,156	9.30

	EATING AND DRINKING PLACES
*	Brinker International, Inc	214,962	8,609,228	1.70
	Other		352,991	0.07

			8,962,219	1.77

	ELECTRIC, GAS, AND SANITARY SERVICES
*	Allegheny Energy, Inc	171,300	4,320,186	0.85
	Exelon Corp	135,034	6,931,295	1.37
	Other	64,215	3,989,901	0.79

			15,241,382	3.01

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2005 Semiannual Report	| 61

Growth & Income Fund |	Summary portfolio of investments (unaudited) June 30, 2005	continued

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
	Analog Devices, Inc	108,353	$4,042,650	0.80%
*	Cisco Systems, Inc	415,459	7,939,421	1.57
	General Electric Co	577,800	20,020,770	3.95
	Intel Corp	186,131	4,850,574	0.96
	Motorola, Inc	247,167	4,513,269	0.89
	Qualcomm, Inc	182,793	6,033,997	1.19
	Other		11,903,135	2.35

			59,303,816	11.71

	FOOD AND KINDRED PRODUCTS
	PepsiCo, Inc	195,087	10,521,042	2.08
	Other		2,913,983	0.57

			13,435,025	2.65

	FOOD STORES		2,171,418	0.43

	FURNITURE AND HOMEFURNISHINGS STORES
*	Bed Bath & Beyond, Inc	131,564	5,496,744	1.09
	Other		3,420,645	0.67

			8,917,389	1.76

	GENERAL MERCHANDISE STORES
	Wal-Mart Stores, Inc	107,774	5,194,707	1.03
	Other		3,509,445	0.69

			8,704,152	1.72

	HEALTH SERVICES
*	Coventry Health Care, Inc	68,731	4,862,718	0.96
*	Express Scripts, Inc	130,388	6,516,792	1.29
*	Triad Hospitals, Inc	70,800	3,868,512	0.76

			15,248,022	3.01

	HOLDING AND OTHER INVESTMENT OFFICES		6,139,508	1.21

	HOTELS AND OTHER LODGING PLACES
	Hilton Hotels Corp	273,429	6,521,282	1.29
	Other		1,275,607	0.25

			7,796,889	1.54

	INDUSTRIAL MACHINERY AND EQUIPMENT
*	Dell, Inc	133,491	5,274,229	1.04
	Hewlett-Packard Co	212,399	4,993,500	0.99
	Other		9,093,774	1.80

			19,361,503	3.83

	INSTRUMENTS AND RELATED PRODUCTS
*	Fisher Scientific International, Inc	81,900	5,315,310	1.05
*	Zimmer Holdings, Inc	53,600	4,082,712	0.81
	Other		1,314,842	0.26

			10,712,864	2.12

62 |	2005 Semiannual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Growth & Income Fund |	Summary portfolio of investments (unaudited) June 30, 2005	continued

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

	INSURANCE CARRIERS
	American International Group, Inc	215,803	$12,538,154	2.48%
	Other		3,748,235	0.74

			16,286,389	3.22

	MISCELLANEOUS RETAIL		3,752,716	0.74

	MOTION PICTURES
	News Corp (Class A)	247,068	3,997,560	0.79
*	Time Warner, Inc	369,305	6,171,087	1.22
	Other		4,081,840	0.81

			14,250,487	2.82

	NONDEPOSITORY INSTITUTIONS
	American Express Co	106,700	5,679,641	1.12
	Fannie Mae	171,636	10,023,542	1.98
	SLM Corp	89,854	4,564,583	0.90

			20,267,766	4.00

	OIL AND GAS EXTRACTION
	EOG Resources, Inc	102,205	5,805,244	1.15
*	Transocean, Inc	74,923	4,043,594	0.80
	Other		6,293,599	1.24

			16,142,437	3.19

	PETROLEUM AND COAL PRODUCTS
	ConocoPhillips	104,868	6,028,861	1.19
	ExxonMobil Corp	302,340	17,375,480	3.43
	Other		2,431,804	0.48

			25,836,145	5.10

	PRINTING AND PUBLISHING		4,878,098	0.96

	RAILROAD TRANSPORTATION		3,227,869	0.64

	SECURITY AND COMMODITY BROKERS
	Lehman Brothers Holdings, Inc	49,888	4,952,881	0.98
	Other		2,480,729	0.49

			7,433,610	1.47

	TEXTILE MILL PRODUCTS		354,167	0.07

	TOBACCO PRODUCTS
	Altria Group, Inc	312,777	20,224,161	4.00

			20,224,161	4.00

	TRANSPORTATION EQUIPMENT
	Boeing Co	71,414	4,713,324	0.93
	Northrop Grumman Corp	115,800	6,397,950	1.26
	Other		2,628,960	0.52

			13,740,234	2.71

	TRANSPORTATION SERVICES		2,901,344	0.57

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2005 Semiannual Report	| 63

Growth & Income Fund |	Summary portfolio of investments (unaudited) June 30, 2005	concluded

			% OF NET
COMPANY	SHARES	VALUE	ASSETS

WHOLESALE TRADE-DURABLE GOODS
Johnson & Johnson	96,786	$6,291,090	1.24%

		6,291,090	1.24

WHOLESALE TRADE-NONDURABLE GOODS		1,722,709	0.34

TOTAL COMMON STOCKS	(Cost $502,071,863)	506,376,695	100.01

TOTAL PORTFOLIO	(Cost $502,071,863)	506,376,695	100.01%
OTHER ASSETS & LIABILITIES, NET		(62,708)	(0.01)

NET ASSETS		$506,313,987	100.00%

* Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

64 |	2005 Semiannual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Equity Index Fund |	Summary portfolio of investments (unaudited) June 30, 2005

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

	AGRICULTURAL PRODUCTION-CROPS		$67,008	0.02%

	AGRICULTURAL PRODUCTION-LIVESTOCK		32,374	0.01

	AMUSEMENT AND RECREATION SERVICES		713,103	0.20

	APPAREL AND ACCESSORY STORES		2,417,457	0.69

	APPAREL AND OTHER TEXTILE PRODUCTS		577,998	0.17

	AUTO REPAIR, SERVICES AND PARKING		261,651	0.07

	AUTOMOTIVE DEALERS AND SERVICE STATIONS		636,154	0.18

	BUILDING MATERIALS AND GARDEN SUPPLIES
	Home Depot, Inc	56,255	2,188,320	0.62
	Other		1,435,388	0.41

			3,623,708	1.03

	BUSINESS SERVICES
	Microsoft Corp	241,292	5,993,693	1.71
*	Oracle Corp	98,617	1,301,744	0.37
	Other		17,438,548	4.98

			24,733,985	7.06

	CHEMICALS AND ALLIED PRODUCTS
	Abbott Laboratories	40,411	1,980,543	0.57
*	Amgen, Inc	32,763	1,980,851	0.57
	Bristol-Myers Squibb Co	50,930	1,272,231	0.36
	Lilly (Eli) & Co	25,572	1,424,616	0.41
	Merck & Co, Inc	57,416	1,768,413	0.50
	Pfizer, Inc	193,752	5,343,680	1.52
	Procter & Gamble Co	65,001	3,428,803	0.98
	Wyeth	34,978	1,556,521	0.44
	Other		15,130,423	4.32

			33,886,081	9.67

	COAL MINING		535,852	0.15

	COMMUNICATIONS
	BellSouth Corp	47,719	1,267,894	0.36
*	Comcast Corp (Class A)	53,403	1,639,472	0.47
	SBC Communications, Inc	86,082	2,044,448	0.59
	Verizon Communications, Inc	72,110	2,491,401	0.71
	Other		7,437,998	2.12

			14,881,213	4.25

	DEPOSITORY INSTITUTIONS
	Bank of America Corp	104,795	4,779,700	1.37
	Citigroup, Inc	135,561	6,266,985	1.79
	JPMorgan Chase & Co	91,696	3,238,703	0.92
	U.S. Bancorp	47,758	1,394,534	0.40
	Wachovia Corp	41,078	2,037,469	0.58
	Wells Fargo & Co	43,968	2,707,549	0.77
	Other		14,427,905	4.12

			34,852,845	9.95

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2005 Semiannual Report	| 65

Equity Index Fund |	Summary portfolio of investments (unaudited) June 30, 2005	continued

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

	EATING AND DRINKING PLACES		$2,523,588	0.72%

	EDUCATIONAL SERVICES		704,916	0.20

	ELECTRIC, GAS, AND SANITARY SERVICES		13,897,993	3.97

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
*	Cisco Systems, Inc	168,642	3,222,749	0.92
d	General Electric Co	276,381	9,576,602	2.73
	Intel Corp	160,858	4,191,959	1.20
	Qualcomm, Inc	42,670	1,408,537	0.40
	Other		11,617,245	3.32

			30,017,092	8.57

	ENGINEERING AND MANAGEMENT SERVICES		2,304,028	0.66

	FABRICATED METAL PRODUCTS		1,174,243	0.34

	FOOD AND KINDRED PRODUCTS
	Coca-Cola Co	54,273	2,265,898	0.65
	PepsiCo, Inc	43,639	2,353,451	0.67
	Other		5,284,216	1.51

			9,903,565	2.83

	FOOD STORES		1,441,531	0.41

	FORESTRY		459,071	0.13

	FURNITURE AND FIXTURES		1,322,743	0.38

	FURNITURE AND HOMEFURNISHINGS STORES		1,505,738	0.43

	GENERAL BUILDING CONTRACTORS		1,930,469	0.55

	GENERAL MERCHANDISE STORES
	Target Corp	23,078	1,255,674	0.36
	Wal-Mart Stores, Inc	65,631	3,163,414	0.90
	Other		2,518,980	0.72

			6,938,068	1.98

	HEALTH SERVICES		4,035,524	1.15

	HEAVY CONSTRUCTION, EXCEPT BUILDING		33,973	0.01

	HOLDING AND OTHER INVESTMENT OFFICES
	SPDR Trust Series 1	24,900	2,967,582	0.85
	Other	600	9,491,850	2.71

			12,459,432	3.56

	HOTELS AND OTHER LODGING PLACES		1,522,289	0.43

	INDUSTRIAL MACHINERY AND EQUIPMENT
	3M Co	20,054	1,449,904	0.41
*	Dell, Inc	64,447	2,546,301	0.73
	Hewlett-Packard Co	75,778	1,781,541	0.51
d	International Business Machines Corp	42,042	3,119,516	0.89
	Other		9,630,738	2.75

			18,528,000	5.29

66 |	2005 Semiannual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Equity Index Fund |	Summary portfolio of investments (unaudited) June 30, 2005	continued

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

	INSTRUMENTS AND RELATED PRODUCTS
	Medtronic, Inc	31,519	$1,632,369	0.47%
	Other		9,311,155	2.65

			10,943,524	3.12

	INSURANCE AGENTS, BROKERS AND SERVICE		1,563,844	0.45

	INSURANCE CARRIERS
	American International Group, Inc	59,797	3,474,206	0.99
	UnitedHealth Group, Inc	32,996	1,720,411	0.49
	Other		12,012,891	3.43

			17,207,508	4.91

	JUSTICE, PUBLIC ORDER AND SAFETY		47,072	0.01

	LEATHER AND LEATHER PRODUCTS		479,177	0.14

	LEGAL SERVICES		30,348	0.01

	LOCAL AND INTERURBAN PASSENGER TRANSIT		60,202	0.02

	LUMBER AND WOOD PRODUCTS		136,331	0.04

	METAL MINING		988,987	0.28

	MISCELLANEOUS MANUFACTURING INDUSTRIES		849,227	0.24

	MISCELLANEOUS RETAIL		4,383,525	1.25

	MOTION PICTURES
*	Time Warner, Inc	119,544	1,997,580	0.57
	Walt Disney Co	53,189	1,339,299	0.38
	Other		1,900,002	0.54

			5,236,881	1.49

	NONDEPOSITORY INSTITUTIONS
	American Express Co	28,507	1,517,428	0.43
	Fannie Mae	25,225	1,473,140	0.42
	Other		4,664,111	1.33

			7,654,679	2.18

	NONMETALLIC MINERALS, EXCEPT FUELS		257,855	0.07

	OIL AND GAS EXTRACTION		8,725,545	2.49

	PAPER AND ALLIED PRODUCTS		2,188,144	0.63

	PERSONAL SERVICES		615,113	0.18

	PETROLEUM AND COAL PRODUCTS
	ChevronTexaco Corp	54,678	3,057,594	0.87
	ConocoPhillips	36,285	2,086,025	0.60
	ExxonMobil Corp	165,885	9,533,411	2.72
	Other		2,192,542	0.62

			16,869,572	4.81

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2005 Semiannual Report	| 67

Equity Index Fund |	Summary portfolio of investments (unaudited) June 30, 2005	continued

			% OF NET
COMPANY	SHARES	VALUE	ASSETS

PRIMARY METAL INDUSTRIES		$2,311,325	0.66%

PRINTING AND PUBLISHING		3,991,992	1.14

RAILROAD TRANSPORTATION		1,562,371	0.45

REAL ESTATE		397,473	0.11

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS		383,057	0.11

SECURITY AND COMMODITY BROKERS
Merrill Lynch & Co, Inc	24,565	1,351,321	0.38
Morgan Stanley	28,553	1,498,176	0.43
Other		4,652,396	1.33

		7,501,893	2.14

SOCIAL SERVICES		38,490	0.01

SPECIAL TRADE CONTRACTORS		126,656	0.04

STONE, CLAY, AND GLASS PRODUCTS		376,668	0.11

TEXTILE MILL PRODUCTS		13,346	0.00

TOBACCO PRODUCTS
Altria Group, Inc	53,967	3,489,506	1.00
Other		465,382	0.13

		3,954,888	1.13

TRANSPORTATION BY AIR		1,233,357	0.35

TRANSPORTATION EQUIPMENT
Boeing Co	21,535	1,421,310	0.40
United Technologies Corp	26,673	1,369,659	0.39
Other		5,316,712	1.52

		8,107,681	2.31

TRANSPORTATION SERVICES		445,330	0.13

TRUCKING AND WAREHOUSING		1,521,386	0.43

WATER TRANSPORTATION		159,253	0.05

WHOLESALE TRADE-DURABLE GOODS
Johnson & Johnson	77,485	5,036,525	1.44
Other		1,550,909	0.44

		6,587,434	1.88

WHOLESALE TRADE-NONDURABLE GOODS		3,501,907	1.00

TOTAL COMMON STOCKS (Cost $304,626,517)		348,373,733	99.43

68 |	2005 Semiannual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Equity Index Fund |	Summary portfolio of investments (unaudited) June 30, 2005	concluded

					% OF NET
	COMPANY		PRINCIPAL	VALUE	ASSETS

	SHORT-TERM INVESTMENTS
	U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
d	Federal Home Loan Bank (FHLB)	2.950%, 07/01/05	$1,700,000	$1,770,000	0.50%

	TOTAL SHORT-TERM INVESTMENTS		(Cost $1,770,000)	1,770,000	0.50

	TOTAL PORTFOLIO		(Cost $306,396,517)	350,143,733	99.93%
	OTHER ASSETS & LIABILITIES, NET			236,568	0.07

		NET ASSETS		$350,380,301	100.00%

*	Non-income producing
d	All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

Restricted security held by the Fund is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST	VALUE

McLeod (Escrow)	05/14/02	$ —	$ —

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2005 Semiannual Report	| 69

Social Choice Fund |	Summary portfolio of investments (unaudited) June 30, 2005

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

	COMMON STOCKS
	AMUSEMENT AND RECREATION SERVICES		$24,983	0.02%

	APPAREL AND ACCESSORY STORES		1,019,423	0.75

	APPAREL AND OTHER TEXTILE PRODUCTS		106,970	0.08

	AUTO REPAIR, SERVICES AND PARKING		14,435	0.01

	AUTOMOTIVE DEALERS AND SERVICE STATIONS		86,754	0.06

	BUILDING MATERIALS AND GARDEN SUPPLIES
	Home Depot, Inc	31,984	1,244,178	0.92
	Lowe’s Cos	12,400	721,928	0.53
	Other		16,908	0.01

			1,983,014	1.46

	BUSINESS SERVICES
	Microsoft Corp	114,552	2,845,472	2.10
	Other		5,656,799	4.18

			8,502,271	6.28

	CHEMICALS AND ALLIED PRODUCTS
*	Amgen, Inc	20,967	1,267,665	0.94
	Gillette Co	16,314	825,978	0.61
	Merck & Co, Inc	35,748	1,101,038	0.81
	Procter & Gamble Co	40,551	2,139,065	1.58
	Other		6,147,058	4.54

			11,480,804	8.48

	COMMUNICATIONS
	BellSouth Corp	27,732	736,839	0.55
*	Comcast Corp (Class A)	27,865	855,456	0.63
	SBC Communications, Inc	61,748	1,466,515	1.08
	Verizon Communications, Inc	41,376	1,429,541	1.06
	Other		2,017,812	1.49

			6,506,163	4.81

	DEPOSITORY INSTITUTIONS
	JPMorgan Chase & Co	63,418	2,239,924	1.65
	U.S. Bancorp	43,458	1,268,974	0.94
	Wachovia Corp	31,749	1,574,750	1.16
	Washington Mutual, Inc	25,076	1,020,342	0.75
	Wells Fargo & Co	30,049	1,850,417	1.37
	Other		5,468,343	4.04

			13,422,750	9.91

	EATING AND DRINKING PLACES
	McDonald’s Corp	38,063	1,056,248	0.78
	Other		193,086	0.14

			1,249,334	0.92

	EDUCATIONAL SERVICES		29,654	0.02

70 |	2005 Semiannual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Social Choice Fund |	Summary portfolio of investments (unaudited) June 30, 2005	continued

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

	ELECTRIC, GAS, AND SANITARY SERVICES
	Kinder Morgan, Inc	9,370	$779,584	0.57%
	Other		6,643,265	4.91

			7,422,849	5.48

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
*	Cisco Systems, Inc	81,891	1,564,937	1.16
	Emerson Electric Co	13,878	869,179	0.64
	Intel Corp	85,800	2,235,948	1.65
	Qualcomm, Inc	22,900	755,929	0.56
	Texas Instruments, Inc	24,474	686,985	0.51
	Other		2,762,110	2.04

			8,875,088	6.56

	ENGINEERING AND MANAGEMENT SERVICES		686,011	0.51

	FABRICATED METAL PRODUCTS
	Illinois Tool Works, Inc	8,601	685,328	0.51
	Other		181,075	0.13

			866,403	0.64

	FOOD AND KINDRED PRODUCTS
	Coca-Cola Co	38,155	1,592,971	1.18
	PepsiCo, Inc	29,274	1,578,747	1.17
	Other		1,254,365	0.92

			4,426,083	3.27

	FOOD STORES		848,989	0.63

	FURNITURE AND FIXTURES		1,104,267	0.82

	FURNITURE AND HOMEFURNISHINGS STORES		395,916	0.29

	GENERAL BUILDING CONTRACTORS		878,705	0.65

	GENERAL MERCHANDISE STORES
	Target Corp	14,778	804,071	0.59
	Other		1,295,346	0.96

			2,099,417	1.55

	HEALTH SERVICES		1,043,830	0.77

	HOLDING AND OTHER INVESTMENT OFFICES		3,184,585	2.35

	HOTELS AND OTHER LODGING PLACES		334,460	0.25

	INDUSTRIAL MACHINERY AND EQUIPMENT
	3M Co	17,166	1,241,102	0.92
*	Dell, Inc	32,950	1,301,855	0.96
	Hewlett-Packard Co	46,647	1,096,671	0.81
	International Business Machines Corp	26,231	1,946,340	1.44
	Other		3,259,624	2.40

			8,845,592	6.53

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2005 Semiannual Report	| 71

Social Choice Fund |	Summary portfolio of investments (unaudited) June 30, 2005	continued

				% OF NET
	COMPANY	SHARES	VALUE	ASSETS

	INSTRUMENTS AND RELATED PRODUCTS
	Medtronic, Inc	21,276	$1,101,884	0.82%
	Other		3,685,333	2.72

			4,787,217	3.54

	INSURANCE AGENTS, BROKERS AND SERVICE		1,101,038	0.81

	INSURANCE CARRIERS
	American International Group, Inc	36,123	2,098,746	1.55
	Prudential Financial, Inc	12,259	804,926	0.59
	UnitedHealth Group, Inc	23,122	1,205,581	0.89
*	WellPoint, Inc	9,234	643,056	0.48
	Other		3,818,086	2.82

			8,570,395	6.33

	LEATHER AND LEATHER PRODUCTS		249,511	0.18

	LOCAL AND INTERURBAN PASSENGER TRANSIT		16,870	0.01

	LUMBER AND WOOD PRODUCTS		14,652	0.01

	METAL MINING		233,615	0.17

	MISCELLANEOUS MANUFACTURING INDUSTRIES		278,290	0.21

	MISCELLANEOUS RETAIL
	Walgreen Co	15,190	698,588	0.52
	Other		1,021,514	0.75

			1,720,102	1.27

	MOTION PICTURES
*	Time Warner, Inc	63,862	1,067,134	0.79
	Walt Disney Co	37,558	945,710	0.70
	Other		504,152	0.37

			2,516,996	1.86

	NONDEPOSITORY INSTITUTIONS
	American Express Co	23,153	1,232,434	0.91
	Fannie Mae	17,733	1,035,607	0.77
	Freddie Mac	14,880	970,622	0.72
	MBNA Corp	25,772	674,196	0.50
	Other		1,712,235	1.26

			5,625,094	4.16

	NONMETALLIC MINERALS, EXCEPT FUELS		225,538	0.17

	OIL AND GAS EXTRACTION
	Anadarko Petroleum Corp	9,361	769,006	0.57
	Apache Corp	11,934	770,936	0.57
	Devon Energy Corp	14,834	751,787	0.56
	Other		4,435,355	3.27

			6,727,084	4.97

72 |	2005 Semiannual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Social Choice Fund |	Summary portfolio of investments (unaudited) June 30, 2005	continued

			% OF NET
COMPANY	SHARES	VALUE	ASSETS

PAPER AND ALLIED PRODUCTS		$1,237,671	0.91%

PERSONAL SERVICES		15,483	0.01

PETROLEUM AND COAL PRODUCTS		1,085,838	0.80

PRIMARY METAL INDUSTRIES		1,269,742	0.94

PRINTING AND PUBLISHING		1,129,796	0.83

RAILROAD TRANSPORTATION		524,038	0.39

REAL ESTATE		15,565	0.01

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS		63,065	0.05

SECURITY AND COMMODITY BROKERS
Goldman Sachs Group, Inc	6,836	697,409	0.52
Merrill Lynch & Co, Inc	18,286	1,005,913	0.74
Other		1,109,801	0.82

		2,813,123	2.08

SPECIAL TRADE CONTRACTORS		43,748	0.03

STONE, CLAY, AND GLASS PRODUCTS		81,325	0.06

TEXTILE MILL PRODUCTS		27,896	0.02

TRANSPORTATION BY AIR		845,073	0.62

TRANSPORTATION EQUIPMENT		1,373,919	1.02

TRANSPORTATION SERVICES		95,799	0.07

TRUCKING AND WAREHOUSING
United Parcel Service, Inc (Class B)	11,557	799,282	0.59

		799,282	0.59

WATER TRANSPORTATION		89,617	0.07

WHOLESALE TRADE-DURABLE GOODS
Johnson & Johnson	50,422	3,277,430	2.42
Other		845,276	0.63

		4,122,706	3.05

WHOLESALE TRADE-NONDURABLE GOODS		1,812,836	1.34

TOTAL COMMON STOCKS (Cost $132,686,509)		134,951,674	99.68

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2005 Semiannual Report	| 73

Social Choice Fund |	Summary portfolio of investments (unaudited) June 30, 2005	concluded

					% OF NET
COMPANY			PRINCIPAL	VALUE	ASSETS

SHORT-TERM INVESTMENTS
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
Federal Home Loan Bank (FHLB)	2.950%, 07/01/05		$860,000	$860,000	0.63%

TOTAL SHORT-TERM INVESTMENTS		(Cost $860,000)		860,000	0.63

	TOTAL PORTFOLIO	(Cost $133,546,509)		135,811,674	100.31
OTHER ASSETS & LIABILITIES, NET				(422,982)	(0.31)

	NET ASSETS			$135,388,692	100.00%

* Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

74 |	2005 Semiannual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Managed Allocation Fund |	Summary portfolio of investments (unaudited) June 30, 2005

			% OF NET
COMPANY	SHARES	VALUE	ASSETS

TIAA-CREF FUNDS
TIAA-CREF Bond Plus Fund	17,495,658	$181,255,026	35.62%
TIAA-CREF Growth Equity Fund	12,294,019	110,031,477	21.62
TIAA-CREF High-Yield Bond Fund	1,383,533	12,756,176	2.50
TIAA-CREF Institutional Large-Cap Value Fund - Retail Class	8,169,352	113,063,842	22.22
TIAA-CREF Institutional Real Estate Securities Fund - Retail Class	370,393	5,407,750	1.06
TIAA-CREF Institutional Small-Cap Equity Fund - Retail Class	1,055,484	15,863,934	3.12
TIAA-CREF International Equity Fund	5,789,647	60,270,232	11.84
TIAA-CREF Money Market Fund	2,529,695	2,529,696	0.50
TIAA-CREF Short-Term Bond Fund	727,433	7,623,501	1.50

TOTAL TIAA-CREF FUNDS	(Cost $503,104,444)	508,801,634	99.98

TOTAL PORTFOLIO	(Cost $503,104,444)	508,801,634	99.98%
OTHER ASSETS & LIABILITIES, NET		85,899	0.02

	NET ASSETS	$508,887,533	100.00%

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2005 Semiannual Report	| 75

High-Yield Bond Fund |	Summary portfolio of investments (unaudited) June 30, 2005

							% OF NET
	ISSUER		RATING†		PRINCIPAL	VALUE	ASSETS

	BONDS
	CORPORATE BONDS
	AGRICULTURAL PRODUCTION-CROPS					$2,133,750	0.72%

	AGRICULTURAL SERVICES
g	United Agri Products (Sr Note)	8.250%, 12/15/11	B1		$1,809,000	1,872,315	0.63
	Other					1,015,000	0.34

						2,887,315	0.97

	AMUSEMENT AND RECREATION SERVICES
	Speedway Motorsports, Inc (Sr Sub Note)	6.750%, 06/01/13	Ba2		1,750,000	1,802,500	0.61
	Other					4,560,772	1.54

						6,363,272	2.15

	APPAREL AND OTHER TEXTILE PRODUCTS
	Broder Brothers (Sr Note)	11.250%, 10/15/10	B3		2,500,000	2,525,000	0.85

						2,525,000	0.85

	AUTO REPAIR, SERVICES AND PARKING
	Keystone Automotive Operations Inc
	(Sr Sub Note)	9.750%, 11/01/13	B3		3,000,000	2,970,000	1.00

						2,970,000	1.00

	AUTOMOTIVE DEALERS AND SERVICE STATIONS
	Autonation, Inc (Guarantee Note)	9.000%, 08/01/08	Ba2		2,750,000	3,006,410	1.01
	Other					547,500	0.19

						3,553,910	1.20

	BUSINESS SERVICES
	Activant Solutions, Inc (Sr Note)	10.500%, 06/15/11	B2		2,000,000	2,170,000	0.73
	Iron Mountain, Inc (Guarantee Note)	8.625%, 04/01/13	Caa1		2,500,000	2,587,500	0.87
	Other					6,752,375	2.28

						11,509,875	3.88

	CHEMICALS AND ALLIED PRODUCTS
	ISP Chemco, Inc (Guarantee Note)	10.250%, 07/01/11	B1		1,500,000	1,635,000	0.55
	Other					10,632,250	3.59

						12,267,250	4.14

	COAL MINING					3,930,000	1.32

	COMMUNICATIONS
	Allbritton Communications Co (Sr Sub Note)	7.750%, 12/15/12	B3		2,850,000	2,807,250	0.95
	AT&T Corp (Sr Note)	9.050%, 11/15/11	Ba1		2,461,000	2,836,303	0.96
	Corus Entertainment, Inc (Sr Sub Note)	8.750%, 03/01/12	B1		2,000,000	2,145,000	0.72
	CSC Holdings, Inc (Sr Note)	7.625%, 04/01/11	B1		2,500,000	2,468,750	0.83
	DirecTV Holdings LLC/DirecTV Financing Co
	(Sr Note)	8.375%, 03/15/13	Ba2		1,974,000	2,186,205	0.74
	Echostar DBS Corp (Sr Note)	6.375%, 10/01/11	Ba3		2,000,000	1,982,500	0.67
	MCI Inc (Sr Note)	7.688%, 05/01/09	B2		2,000,000	2,082,500	0.70
	Nextel Communications, Inc (Sr Note)	5.950%, 03/15/14	Ba3		2,350,000	2,441,063	0.82
	Qwest Corp (Sr Note)	7.875%, 09/01/11	Ba3	e	2,500,000	2,606,250	0.88
	Qwest Corp Note	8.875%, 03/15/12	Ba3	e	2,000,000	2,175,000	0.73
	Rogers Wireless Communications, Inc
	(Secured Note)	9.625%, 05/01/11	Ba3		1,750,000	2,054,062	0.69

76 |	2005 Semiannual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

High-Yield Bond Fund |	Summary portfolio of investments (unaudited) June 30, 2005	continued

						% OF NET
	ISSUER		RATING†	PRINCIPAL	VALUE	ASSETS

	COMMUNICATIONS — (continued)
g	Telcordia Technologies, Inc (Sr Sub Note)	10.000%, 03/15/13	B3e	$2,000,000	$1,870,000	0.63%
	Other				17,954,086	6.06

					45,608,969	15.38

	EATING AND DRINKING PLACES
g	Carrols Corp (Sr Sub Note)	9.000%, 01/15/13	B3	2,000,000	2,025,000	0.68

					2,025,000	0.68

	ELECTRIC, GAS, AND SANITARY SERVICES
	AES Corp (Sr Note)	7.750%, 03/01/14	B1	1,750,000	1,898,750	0.64
	Allied Waste North America (Sr Note)	7.250%, 03/15/15	B2	2,000,000	1,935,000	0.65
	CMS Energy Corp (Sr Note)	8.500%, 04/15/11	B1	2,000,000	2,230,000	0.75
	Reliant Energy, Inc (Secured Note)	9.500%, 07/15/13	B1	1,500,000	1,665,000	0.56
g	TXU Corp Note	5.550%, 11/15/14	Ba1	2,000,000	1,939,712	0.66
	Other				27,476,458	9.26

					37,144,920	12.52

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
g	L-3 Communications Corp (Sr Sub Note)	5.875%, 01/15/15	Ba3	2,000,000	1,940,000	0.66
	Other				5,045,625	1.70

					6,985,625	2.36

	FABRICATED METAL PRODUCTS				3,741,250	1.26

	FOOD AND KINDRED PRODUCTS
g	Burns Philp Capital Pty Ltd (Guarantee Note)	9.750%, 07/15/12	B3	2,000,000	2,150,000	0.72
	Other				6,457,500	2.18

					8,607,500	2.90

	GENERAL BUILDING CONTRACTORS
	DR Horton, Inc (Sr Note)	7.875%, 08/15/11	Ba1	2,000,000	2,247,966	0.76
	Other				4,219,482	1.42

					6,467,448	2.18

	GENERAL MERCHANDISE STORES				1,182,500	0.40

	HEALTH SERVICES
	HCA, Inc (Sr Note)	7.875%, 02/01/11	Ba2	1,500,000	1,650,434	0.55
	Other				7,524,872	2.54

					9,175,306	3.09

	HOLDING AND OTHER INVESTMENT OFFICES				1,037,550	0.35

	HOTELS AND OTHER LODGING PLACES
g	MGM Mirage (Sr Note)	6.750%, 09/01/12	Ba2	2,750,000	2,832,500	0.96
	Other				6,354,062	2.14

					9,186,562	3.10

	INDUSTRIAL MACHINERY AND EQUIPMENT
	Case New Holland, Inc (Guarantee Note)	9.250%, 08/01/11	Ba3e	1,750,000	1,837,500	0.62
	Other				2,615,000	0.88

					4,452,500	1.50

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2005 Semiannual Report	| 77

High-Yield Bond Fund |	Summary portfolio of investments (unaudited) June 30, 2005	continued

						% OF NET
	ISSUER		RATING†	PRINCIPAL	VALUE	ASSETS

	INSTRUMENTS AND RELATED PRODUCTS
g	Fisher Scientific International, Inc (Sr Sub Note)	8.000%, 09/01/13	Ba3	$1,750,000	$1,999,375	0.68%
g	Fisher Scientific International, Inc (Sr Sub Note)	6.125%, 07/01/15	Ba3	1,750,000	1,752,187	0.59
g	UGS Corp/Old (Guarantee Note)	10.000%, 06/01/12	B3e	1,500,000	1,665,000	0.56
	Other				1,779,625	0.60

					7,196,187	2.43

	JUSTICE, PUBLIC ORDER AND SAFETY				992,500	0.33

	METAL MINING				1,112,500	0.37

	MISCELLANEOUS MANUFACTURING INDUSTRIES				1,620,000	0.55

	MISCELLANEOUS RETAIL
	FTD, Inc (Guarantee Note)	7.750%, 02/15/14	B3	1,944,000	1,905,120	0.64
	Other				4,610,000	1.56

					6,515,120	2.20

	NONDEPOSITORY INSTITUTIONS				5,453,203	1.84

	OIL AND GAS EXTRACTION
	Chesapeake Energy Corp (Guarantee Note)	7.750%, 01/15/15	Ba3	2,000,000	2,160,000	0.73
	Chesapeake Energy Corp (Sr Note)	6.875%, 01/15/16	Ba3	2,370,000	2,470,725	0.83
	Other				6,751,788	2.28

					11,382,513	3.84

	PAPER AND ALLIED PRODUCTS
	Abitibi-Consolidated, Inc (Sr Note)	8.375%, 04/01/15	Ba3	3,000,000	3,060,000	1.03
	Georgia-Pacific Corp (Guarantee Note)	8.875%, 02/01/10	Ba2	2,000,000	2,270,000	0.77
	Georgia-Pacific Corp Deb	9.500%, 12/01/11	Ba3	1,500,000	1,811,250	0.61
	Graphic Packaging International Corp
	(Sr Sub Note)	9.500%, 08/15/13	B3	2,000,000	2,015,000	0.68
	Greif, Inc (Guarantee Note)	8.875%, 08/01/12	B1	1,880,000	2,021,000	0.68
	Other				5,570,938	1.88

					16,748,188	5.65

	PERSONAL SERVICES				2,013,050	0.68

	PETROLEUM AND COAL PRODUCTS				2,997,925	1.01

	PRIMARY METAL INDUSTRIES				4,234,680	1.43

	PRINTING AND PUBLISHING
	Block Communications, Inc (Guarantee Note)	.9.250%, 04/15/09	B2	2,000,000	2,130,000	0.72
	RH Donnelley Corp (Sr Note)	6.875%, 01/15/13	B3	2,200,000	2,244,000	0.75
	Other				9,936,554	3.35

					14,310,554	4.82

	RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS
	Solo Cup Co (Sr Sub Note)	8.500%, 02/15/14	B3	2,250,000	2,103,750	0.71
	Other				592,500	0.20

					2,696,250	0.91

	SOCIAL SERVICES				955,000	0.32

	STONE, CLAY, AND GLASS PRODUCTS				2,073,750	0.70

	TRANSPORTATION EQUIPMENT				9,134,378	3.08

78 |	2005 Semiannual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

High-Yield Bond Fund |	Summary portfolio of investments (unaudited) June 30, 2005	concluded

						% OF NET
	ISSUER		RATING†	PRINCIPAL	VALUE	ASSETS

	TRANSPORTATION SERVICES
g	United Rentals North America, Inc
	(Guarantee Note)	6.500%, 02/15/12	B1	$1,000,000	$983,750	0.33%

					983,750	0.33

	WATER TRANSPORTATION
	Gulfmark Offshore, Inc (Guarantee Note)	7.750%, 07/15/14	B2e	2,000,000	2,105,000	0.71
	Other				1,090,000	0.37

					3,195,000	1.08

	WHOLESALE TRADE-DURABLE GOODS				6,137,300	2.07

	WHOLESALE TRADE-NONDURABLE GOODS
g	Airgas, Inc (Sr Sub Note)	6.250%, 07/15/14	Ba2	2,000,000	2,025,000	0.68
	AmerisourceBergen Corp (Guarantee Note)	7.250%, 11/15/12	Ba2	1,500,000	1,651,875	0.56
	Other				542,500	0.18

					4,219,375	1.42

TOTAL CORPORATE BONDS			(Cost $279,125,512)		287,726,725	97.01

		TOTAL BONDS	(Cost $279,125,512)		287,726,725	97.01

	COMMON STOCKS
	AUTOMOTIVE DEALERS AND SERVICE STATIONS				2,500	0.00

	BUSINESS SERVICES				30	0.00

	COMMUNICATIONS				—	0.00

	PAPER AND ALLIED PRODUCTS				3	0.00

	COMMON STOCKS		(Cost $162,817)		2,533	0.00

	SHORT-TERM INVESTMENTS
	U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
	Federal Home Loan Bank (FHLB)	2.950%, 07/01/05		6,780,000	6,780,000	2.29

TOTAL SHORT-TERM INVESTMENTS			(Cost $6,780,000)		6,780,000	2.29

	TOTAL PORTFOLIO		(Cost $286,068,329)		294,509,258	99.30%
OTHER ASSETS & LIABILITIES, NET					2,067,594	0.70

		NET ASSETS			$296,576,852	100.00%

g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At June 30, 2005, the value of these securities amounted to $77,935,187 or 26.28% of net assets.
†	As provided by Moody's Investors Service (unaudited)

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2005 Semiannual Report	| 79

Short-Term Bond Fund |	Summary portfolio of investments (unaudited) June 30, 2005

					% OF NET
ISSUER		RATING†	PRINCIPAL	VALUE	ASSETS

BONDS
CORPORATE BONDS
ASSET BACKED
Centex Home Equity Series 2004-D (Class MF2)	5.560%, 09/25/34	A2	$1,500,000	$1,515,924	0.68%
CIT Equipment Collateral Series 2005-VT1
(Class A4)	4.360%, 11/20/12	Aaa	1,320,000	1,329,904	0.60
CIT Group Home Equity Loan Trust Series 2002-2
(Class BF)	6.830%, 06/25/33	Baa2	1,350,000	1,372,915	0.61
Other				2,871,777	1.28

				7,090,520	3.17

BUSINESS SERVICES				500,000	0.22

CHEMICALS AND ALLIED PRODUCTS
Gillette Co (Sr Note)	4.125%, 08/30/07	Aa3	1,000,000	1,002,252	0.45
Other				2,230,261	1.00

				3,232,513	1.45

COMMUNICATIONS
Sprint Capital Corp (Guarantee Note)	6.000%, 01/15/07	Baa3	1,000,000	1,025,965	0.46
Other				2,874,788	1.29

				3,900,753	1.75

DEPOSITORY INSTITUTIONS
Bank One Corp Note	6.500%, 02/01/06	Aa3	1,000,000	1,015,294	0.45
Citigroup, Inc (Sr Note)	4.125%, 02/22/10	Aa1	2,500,000	2,489,734	1.11
Citigroup, Inc Note	5.750%, 05/10/06	Aa1	1,000,000	1,014,974	0.45
Wells Fargo & Co Note	4.125%, 03/10/08	Aa1	1,000,000	1,000,132	0.45
Other				8,707,801	3.90

				14,227,935	6.36

EATING AND DRINKING PLACES				521,480	0.23

ELECTRIC, GAS, AND SANITARY SERVICES
Duke Energy Corp (First Mortgage Bond)	3.750%, 03/05/08	A3	2,000,000	1,974,463	0.88
Tampa Electric Co Note	5.375%, 08/15/07	Baa2	1,000,000	1,022,108	0.46
Other				5,008,986	2.24

				8,005,557	3.58

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				508,402	0.23

FABRICATED METAL PRODUCTS
Illinois Tool Works, Inc Note	5.750%, 03/01/09	Aa3	1,000,000	1,049,596	0.47

				1,049,596	0.47

FOOD AND KINDRED PRODUCTS
General Mills, Inc Note	5.125%, 02/15/07	Baa2	1,000,000	1,014,256	0.46
Other				1,972,158	0.88

				2,986,414	1.34

FORESTRY
Weyerhaeuser Co Note	6.000%, 08/01/06	Baa2	1,000,000	1,017,089	0.45

				1,017,089	0.45

80 |	2005 Semiannual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Short-Term Bond Fund |	Summary portfolio of investments (unaudited) June 30, 2005	continued

					% OF NET
ISSUER		RATING†	PRINCIPAL	VALUE	ASSETS

FURNITURE AND FIXTURES				$1,021,419	0.46%

GENERAL BUILDING CONTRACTORS				1,086,929	0.49

GENERAL MERCHANDISE STORES				3,020,598	1.35

HOLDING AND OTHER INVESTMENT OFFICES				1,006,883	0.45

INDUSTRIAL MACHINERY AND EQUIPMENT				1,488,758	0.67

INSTRUMENTS AND RELATED PRODUCTS				135,092	0.06

INSURANCE CARRIERS
UnitedHealth Group, Inc (Sr Note)	3.300%, 01/30/08	A2	$1,500,000	1,470,224	0.66
Other				1,280,096	0.57

				2,750,320	1.23

MISCELLANEOUS MANUFACTURING INDUSTRIES				509,091	0.23

MOTION PICTURES				509,948	0.23

NATIONAL SECURITY AND INTERNATIONAL AFFAIRS				504,143	0.23

NONDEPOSITORY INSTITUTIONS
American Honda Finance Corp Note	4.500%, 05/26/09	A1	1,000,000	1,010,111	0.45
Countrywide Home Loans, Inc (Guarantee Note)	5.500%, 08/01/06	A3	1,000,000	1,015,249	0.46
General Electric Capital Corp Note	4.125%, 03/04/08	Aaa	1,000,000	1,000,887	0.45
HSBC Finance Corp	4.125%, 11/16/09	A1	1,500,000	1,483,548	0.66
HSBC Finance Corp Note	4.750%, 05/15/09	A1	1,000,000	1,013,984	0.45
Other				5,451,604	2.44

				10,975,383	4.91

OIL AND GAS EXTRACTION				3,988,451	1.78

PAPER AND ALLIED PRODUCTS				244,448	0.11

PETROLEUM AND COAL PRODUCTS				503,398	0.23

PIPELINES, EXCEPT NATURAL GAS				736,171	0.33

PRINTING AND PUBLISHING				1,485,708	0.66

RAILROAD TRANSPORTATION				1,081,514	0.48

SECURITY AND COMMODITY BROKERS
Goldman Sachs Group, Inc Bond	6.875%, 01/15/11	Aa3	1,000,000	1,113,021	0.50
Other				5,758,211	2.57

				6,871,232	3.07

TRANSPORTATION EQUIPMENT				3,475,299	1.55

WHOLESALE TRADE-NONDURABLE GOODS				502,367	0.22

TOTAL CORPORATE BONDS		(Cost $85,162,831)		84,937,411	37.99

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2005 Semiannual Report	| 81

Short-Term Bond Fund |	Summary portfolio of investments (unaudited) June 30, 2005	continued

						% OF NET
	ISSUER		RATING†	PRINCIPAL	VALUE	ASSETS

	GOVERNMENT BONDS
	AGENCY SECURITIES
	Federal Farm Credit Bank (FFCB)	2.250%, 09/01/06	Aaa	$6,000,000	$5,891,621	2.64%
	FFCB	3.000%, 12/17/07	Aaa	3,000,000	2,939,933	1.31
	FFCB	3.375%, 07/15/08	Aaa	1,500,000	1,477,815	0.66
	FFCB	3.875%, 01/12/09	Aaa	3,450,000	3,443,597	1.54
	Federal Home Loan Bank (FHLB)	4.570%, 10/17/08	Aaa	20,000,000	20,068,606	8.98
	Federal Home Loan Mortgage Corp (FGLMC)	7.000%, 03/15/10	Aaa	10,000,000	11,273,381	5.04
	FGLMC	4.125%, 07/12/10	Aaa	2,880,000	2,889,676	1.29
	Federal National Mortgage Association (FNMA)	2.625%, 11/15/06	Aaa	4,000,000	3,938,268	1.76
	FNMA	5.000%, 01/15/07	Aaa	5,900,000	6,004,057	2.69
	FNMA	3.625%, 03/15/07	Aaa	14,500,000	14,454,277	6.47
	FNMA	3.750%, 05/17/07	Aaa	3,000,000	2,992,086	1.34
	FNMA	3.125%, 12/15/07	Aaa	3,000,000	2,948,073	1.32
h	FNMA	6.000%, 05/15/08	Aaa	3,000,000	3,170,057	1.42
	FNMA	4.125%, 06/16/08	Aaa	1,200,000	1,196,831	0.53
	FNMA	6.625%, 09/15/09	Aaa	5,000,000	5,503,617	2.46
	FNMA	7.125%, 06/15/10	Aaa	6,500,000	7,393,918	3.31
	Other				2,968,363	1.33

					98,554,176	44.09

	FOREIGN GOVERNMENT BONDS
	European Investment Bank (Sr Note)	4.000%, 03/03/10	Aaa	1,000,000	1,002,396	0.45
	International Finance Corp (Unsub Note)	3.750%, 06/30/09	Aaa	1,500,000	1,499,320	0.67
	Province of Manitoba Canada Note	4.250%, 11/20/06	Aa2	1,000,000	1,005,267	0.45
	Province of Manitoba Canada Note	4.450%, 04/12/10	Aa2	2,000,000	2,037,629	0.91
	Other				997,000	0.45

					6,541,612	2.93

	MORTGAGE BACKED SECURITIES
	Federal Home Loan Mortgage Corp Gold
	(FGLMC)	4.375%, 04/15/15		2,923,301	2,924,950	1.31
	Federal National Mortgage Association (FNMA)	6.249%, 02/01/08		970,708	1,004,256	0.45
	FNMA	6.294%, 12/01/08		1,476,298	1,528,884	0.68
	Other				2,916,209	1.31

					8,374,299	3.75

	U.S. TREASURY SECURITIES
	United States Treasury Bond (Step Bond,
	0.00%–14.00% until 11/15/06)	11/15/11		3,000,000	2,845,518	1.27
	United States Treasury Note	7.000%, 07/15/06		5,000,000	5,173,700	2.32
	United States Treasury Note	3.750%, 03/31/07		1,750,000	1,752,660	0.78
	United States Treasury Note	3.625%, 04/30/07		2,000,000	1,998,980	0.89
	United States Treasury Note	3.125%, 09/15/08		4,000,000	3,933,000	1.76
	Other				1,699,025	0.76

					17,402,883	7.78

TOTAL GOVERNMENT BONDS			(Cost $131,344,017)		130,872,970	58.55

TOTAL BONDS			(Cost $216,506,848)		215,810,381	96.54

82 |	2005 Semiannual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Short-Term Bond Fund |	Summary portfolio of investments (unaudited) June 30, 2005	concluded

				% OF NET
ISSUER		PRINCIPAL	VALUE	ASSETS

SHORT-TERM INVESTMENTS
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
Federal Home Loan Bank (FHLB)	2.950%, 07/01/05	$1,070,000	$1,070,000	0.48%

TOTAL SHORT-TERM INVESTMENTS		(Cost $1,070,000)	1,070,000	0.48

TOTAL PORTFOLIO		(Cost $217,576,848)	216,880,381	97.02%
OTHER ASSETS & LIABILITIES, NET			6,656,150	2.98

	NET ASSETS		$223,536,531	100.00%

h	These securities were purchased on a delayed delivery basis.
†	As provided by Moody’s Investors Service (unaudited)

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2005 Semiannual Report	| 83

Tax-Exempt Bond Fund |	Summary portfolio of investments (unaudited) June 30, 2005

					% OF NET
	ISSUER		PRINCIPAL	VALUE	ASSETS

	SHORT-TERM MUNICIPAL BONDS
	MASSACHUSETTS			$500,000	0.25%

	NEW YORK			5,580,000	2.75

	PENNSYLVANIA			250,000	0.12

	TEXAS
	Gulf Coast Waste Disposal Authority	5.250%, 06/01/20	$2,400,000	2,400,000	1.18
	Other			640,000	0.32

				3,040,000	1.50

TOTAL SHORT-TERM MUNICIPAL BONDS			(Cost $9,370,000)	9,370,000	4.62

	LONG-TERM MUNICIPAL BONDS
	ALABAMA
	Courtland Industrial Development Board	5.000%, 11/01/13	2,500,000	2,644,450	1.30
	Other			2,523,437	1.24

				5,167,887	2.54

	ARKANSAS			1,516,641	0.75

	ARIZONA
d	Greater Arizona Development Authority	5.000%, 08/01/14	2,545,000	2,843,605	1.40
	Other			1,616,445	0.79

				4,460,050	2.19

	CALIFORNIA
	California State Department of Water
	Resources	5.500%, 05/01/12	4,435,000	4,968,752	2.45
	California State (General Obligation)	5.250%, 12/01/12	3,550,000	3,951,931	1.94
	Other			6,634,382	3.27

				15,555,065	7.66

	COLORADO			784,651	0.39

	CONNECTICUT
	Connecticut State Municipal Electric
	Energy Co	7.000%, 01/01/15	1,700,000	2,109,258	1.04

				2,109,258	1.04

	DISTRICT OF COLUMBIA			1,139,040	0.56

	FLORIDA
	First Governmental Financing Commission	5.500%, 07/01/15	1,540,000	1,782,211	0.88
	Other			2,846,631	1.40

				4,628,842	2.28

	ILLINOIS
	Metropolitan Pier & Exposition	5.375%, 06/01/13	1,700,000	1,920,847	0.94
	Other			3,711,971	1.83

				5,632,818	2.77

84 |	2005 Semiannual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Tax-Exempt Bond Fund |	Summary portfolio of investments (unaudited) June 30, 2005	continued

					% OF NET
	ISSUER		PRINCIPAL	VALUE	ASSETS

	INDIANA
	Anderson School Building Corp	5.250%, 07/15/14	$2,865,000	$3,240,630	1.59%
	MSD Warren Township Vision 2005 School
	Building Corp	5.000%, 01/10/15	2,500,000	2,773,375	1.36
	New Albany Floyd County School Building
	Corp	5.000%, 07/15/15	2,000,000	2,210,800	1.09
h	South Madison Elementary School
	Building Corp	5.000%, 07/15/15	2,100,000	2,315,019	1.14
	Other			6,309,049	3.11

				16,848,873	8.29

	KENTUCKY
	Kentucky Turnpike Authority	6.000%, 07/01/11	2,115,000	2,285,702	1.12

				2,285,702	1.12

	LOUISIANA
	Desoto Parish Pollution Control	5.000%, 10/01/12	2,090,000	2,216,027	1.09

				2,216,027	1.09

	MICHIGAN
h	Bedford Public School District	5.000%, 05/01/14	1,710,000	1,900,973	0.94
	Caledonia Community Schools	5.000%, 05/01/15	1,705,000	1,906,872	0.94
	L’Anse Creuse Public Schools	5.000%, 05/01/15	2,000,000	2,236,800	1.10
	Other			1,308,528	0.64

				7,353,173	3.62

	MISSOURI
	Missouri State Environmental Improvement &
	Energy Resources Authority	5.500%, 07/01/12	1,800,000	2,051,298	1.01
	Other			2,823,624	1.39

				4,874,922	2.40

	MISSISSIPPI
	Jackson Public School District	5.000%, 10/01/14	2,000,000	2,223,240	1.10
	Other			532,224	0.26

				2,755,464	1.36

	NEVADA			803,800	0.40

	NEW JERSEY
	New Jersey Economic Development Authority	5.250%, 09/01/14	3,000,000	3,392,940	1.67
	New Jersey State Turnpike Authority
	Revenue	5.700%, 05/01/13	2,665,000	2,923,452	1.44
	New Jersey Transportation Trust Fund
	Authority	5.250%, 12/15/12	1,900,000	2,120,096	1.05
	Other			1,485,714	0.73

				9,922,202	4.89

	NEW MEXICO			733,491	0.36

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2005 Semiannual Report	| 85

Tax-Exempt Bond Fund |	Summary portfolio of investments (unaudited) June 30, 2005	continued

					% OF NET
	ISSUER		PRINCIPAL	VALUE	ASSETS

	NEW YORK
d	Metropolitan Transportation Authority	5.500%, 11/15/13	$2,525,000	$2,894,029	1.42%
	Metropolitan Transportation Authority	5.500%, 07/01/16	2,000,000	2,308,880	1.14
	Metropolitan Transportation Authority	5.500%, 11/15/16	2,300,000	2,704,363	1.33
	Metropolitan Transportation Authority	5.750%, 01/01/18	1,500,000	1,770,600	0.87
	New York State (General Obligation)	5.000%, 08/01/11	2,000,000	2,167,260	1.07
	Nassau County Interim Finance Authority	5.000%, 11/15/13	1,835,000	2,044,153	1.01
	New York State (General Obligation)	5.000%, 03/01/12	1,645,000	1,782,127	0.88
	New York State Dormitory Authority
	Revenue	5.250%, 02/15/22	2,000,000	2,277,260	1.12
	New York State Dormitory Authority
	Revenue	5.750%, 07/01/12	2,990,000	3,336,541	1.64
	New York State Environmental Facilities	5.000%, 03/15/14	1,905,000	2,114,436	1.04
	New York State Environmental Facilities	5.250%, 06/15/18	3,000,000	3,342,510	1.64
	New York State Thruway Authority
	Service Contract Revenue	5.500%, 04/01/12	2,015,000	2,267,721	1.12
	Tobacco Settlement Financing Authority	5.000%, 06/01/12	4,000,000	4,352,200	2.14
	Other			4,984,963	2.45

				38,347,043	18.87

	OHIO			3,494,599	1.72

	OKLAHOMA			1,070,969	0.53

	OREGON
	Oregon State Department of Administrative
	Services	5.000%, 04/01/13	2,200,000	2,442,308	1.20

				2,442,308	1.20

	PENNSYLVANIA
	Allegheny County Industrial Development
	Authority	4.350%, 12/01/13	2,555,000	2,698,514	1.33
	Carbon County Hospital Authority	5.400%, 11/15/14	1,800,000	2,058,480	1.01
d	Carbon County Industrial Development
	Authority	6.650%, 05/01/10	2,560,000	2,754,944	1.36
	Other			7,711,957	3.80

				15,223,895	7.50

	PUERTO RICO			3,046,843	1.50

	RHODE ISLAND
	Rhode Island State & Providence Plantations	5.250%, 10/01/14	1,600,000	1,816,560	0.89

				1,816,560	0.89

	SOUTH CAROLINA			854,768	0.42

	TENNESSEE			2,995,714	1.47

86 |	2005 Semiannual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Tax-Exempt Bond Fund |	Summary portfolio of investments (unaudited) June 30, 2005	concluded

					% OF NET
	ISSUER		PRINCIPAL	VALUE	ASSETS

	TEXAS
	Brazos River Authority	4.900%, 10/01/15	$5,555,000	$6,138,386	3.02%
	Dickinson Independent School District	5.000%, 02/15/15	2,300,000	2,553,598	1.26
	Edgewood Independent School District Public
	Facilities Corp	5.250%, 02/15/14	2,000,000	2,250,220	1.11
	Fort Worth TX Water & Sewer Revenue	5.250%, 02/15/14	3,900,000	4,397,172	2.17
	San Antonio Electric & Gas	5.250%, 02/01/16	2,095,000	2,258,913	1.11
h	State of Texas	5.000%, 08/01/14	1,930,000	2,139,019	1.05
h	State of Texas	5.000%, 08/01/15	1,810,000	2,011,091	0.99
	Other			6,767,350	3.33

				28,515,749	14.04

	VIRGIN ISLANDS			1,224,491	0.60

	WASHINGTON
	King County School District No 414
	(General Obligation)	5.750%, 12/01/12	2,000,000	2,306,660	1.14
	Port Seattle Revenue	5.500%, 09/01/17	3,345,000	3,911,978	1.92
d	Snohomish County Public Utility District
	No 1 General System Revenue	5.250%, 12/01/12	2,900,000	3,250,436	1.60
	Other			3,629,253	1.79

				13,098,327	6.45

	WISCONSIN			1,251,671	0.62

TOTAL LONG-TERM MUNICIPAL BONDS			(Cost $197,575,577)	202,170,843	99.52

	TOTAL PORTFOLIO		(Cost $206,945,577)	211,540,843	104.14%
OTHER ASSETS & LIABILITIES				(8,402,470)	(4.14)

		NET ASSETS		$203,138,373	100.00%

d	All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.
h	These securities were purchased on a delayed delivery basis.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2005 Semiannual Report	| 87

Bond Plus Fund |	Summary portfolio of investments (unaudited) June 30, 2005

					% OF NET
ISSUER		RATING†	PRINCIPAL	VALUE	ASSETS

BONDS
CORPORATE BONDS
AGRICULTURAL SERVICES				$500,942	0.11%

ASSET BACKED
Residential Asset Mortgage Products, Inc
Series 2004-RS11 (Class M1)	3.934%, 11/25/34	Aa1	$5,000,000	4,999,920	1.04
Other				17,213,201	3.59

				22,213,121	4.63

BUSINESS SERVICES				534,493	0.11

CHEMICALS AND ALLIED PRODUCTS				1,278,603	0.27

COMMUNICATIONS				13,415,237	2.80

DEPOSITORY INSTITUTIONS				15,626,064	3.26

ELECTRIC, GAS, AND SANITARY SERVICES				11,502,905	2.40

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				1,023,840	0.21

FABRICATED METAL PRODUCTS				249,163	0.05

FOOD AND KINDRED PRODUCTS				2,402,340	0.50

FOOD STORES				548,743	0.12

FORESTRY				508,545	0.11

FURNITURE AND FIXTURES				2,034,829	0.42

GENERAL BUILDING CONTRACTORS				2,840,588	0.59

GENERAL MERCHANDISE STORES				1,322,123	0.28

HEALTH SERVICES				253,802	0.05

HOLDING AND OTHER INVESTMENT OFFICES				2,034,628	0.42

HOTELS AND OTHER LODGING PLACES				251,250	0.05

INDUSTRIAL MACHINERY AND EQUIPMENT				563,431	0.12

INSTRUMENTS AND RELATED PRODUCTS				250,113	0.05

INSURANCE CARRIERS				3,471,010	0.72

METAL MINING				1,026,221	0.21

MISCELLANEOUS MANUFACTURING INDUSTRIES				781,114	0.16

MISCELLANEOUS RETAIL				509,686	0.11

MOTION PICTURES				3,760,090	0.78

NONDEPOSITORY INSTITUTIONS				14,591,061	3.04

OIL AND GAS EXTRACTION				5,650,607	1.18

88 |	2005 Semiannual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Bond Plus Fund |	Summary portfolio of investments (unaudited) June 30, 2005	continued

						% OF NET
	ISSUER		RATING†	PRINCIPAL	VALUE	ASSETS

	OTHER MORTGAGE BACKED SECURITIES
d	Banc of America Commercial Mortgage Inc	5.118%, 07/11/43	NR	$3,000,000	$3,115,002	0.65%
	Bear Stearns Commercial Mortgage
	Securities	4.978%, 07/11/42	Aaa	3,000,000	3,088,653	0.65
	Other				5,194,256	1.08

					11,397,911	2.38

	PAPER AND ALLIED PRODUCTS				4,170,827	0.87

	PETROLEUM AND COAL PRODUCTS				1,609,008	0.34

	PIPELINES, EXCEPT NATURAL GAS				245,390	0.05

	PRIMARY METAL INDUSTRIES				1,050,972	0.22

	PRINTING AND PUBLISHING				525,434	0.11

	RAILROAD TRANSPORTATION				2,452,455	0.51

	RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS				256,017	0.05

	SECURITY AND COMMODITY BROKERS				6,181,665	1.29

	STONE, CLAY, AND GLASS PRODUCTS				287,377	0.06

	TOBACCO PRODUCTS				254,375	0.05

	TRANSPORTATION EQUIPMENT				5,249,103	1.09

	WHOLESALE TRADE-DURABLE GOOD				241,823	0.05

	WHOLESALE TRADE-NONDURABLE GOODS				531,107	0.11

TOTAL CORPORATE BONDS			(Cost $139,298,098)		143,598,013	29.93

	GOVERNMENT BONDS
	AGENCY SECURITIES
d	Federal Farm Credit Bank (FFCB)	2.250%, 09/01/06	Aaa	10,000,000	9,819,368	2.05
d	FFCB	3.000%, 12/17/07	Aaa	5,000,000	4,899,888	1.02
	Federal Home Loan Bank (FHLB)	4.570%, 10/17/08	Aaa	7,500,000	7,525,727	1.57
	Federal Home Loan Mortgage Corp (FHLMC)	3.500%, 04/28/08	Aaa	3,000,000	2,962,000	0.62
	FHLMC	7.000%, 03/15/10	Aaa	9,000,000	10,146,043	2.12
	FHLMC	4.125%, 07/12/10	Aaa	3,700,000	3,712,431	0.78
	FHLMC	5.875%, 03/21/11	Aa2	2,990,000	3,224,499	0.67
d	Federal National Mortgage Association (FNMA)	.2.625%, 11/15/06	Aaa	8,000,000	7,876,536	1.64
	FNMA	5.000%, 01/15/07	Aaa	8,000,000	8,141,094	1.70
	FNMA	3.750%, 05/17/07	Aaa	3,000,000	2,992,086	0.62
	FNMA	5.250%, 01/15/09	Aaa	3,000,000	3,128,549	0.65
	FNMA	7.125%, 06/15/10	Aaa	9,800,000	11,147,754	2.32
	Housing Urban Development	4.790%, 08/01/11	Aaa	8,514,000	8,825,587	1.84
	Other				7,684,398	1.60

					92,085,960	19.20

	FOREIGN GOVERNMENT BONDS				11,510,038	2.40

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2005 Semiannual Report	| 89

Bond Plus Fund |	Summary portfolio of investments (unaudited) June 30, 2005	continued

					% OF NET
	ISSUER		PRINCIPAL	VALUE	ASSETS

	MORTGAGE BACKED SECURITIES
h	Federal Home Loan Mortgage Corp Gold
	(FGLMC)	5.500%, 07/14/05	$4,000,000	$4,055,000	0.84%
h	FGLMC	4.500%, 07/19/05	4,000,000	3,981,248	0.83
h	FGLMC	5.000%, 08/11/05	12,000,000	11,973,744	2.50
	FGLMC	4.500%, 11/01/18	3,228,902	3,216,907	0.67
d	FGLMC	6.500%, 08/01/32	2,502,625	2,594,668	0.54
	FGLMC	5.500%, 12/01/33	5,673,210	5,759,256	1.20
	FGLMC	6.000%, 05/01/35	3,045,293	3,124,526	0.65
h	Federal National Mortgage Association (FNMA)	.6.500%, 07/14/05	3,000,000	3,104,064	0.65
h	FNMA	5.000%, 07/19/05	3,000,000	3,032,814	0.63
h	FNMA	5.000%, 08/11/05	19,000,000	18,958,428	3.95
h	FNMA	5.500%, 08/16/05	10,000,000	10,250,000	2.14
	FNMA	4.759%, 02/01/14	3,922,837	4,013,855	0.84
	FNMA	4.640%, 11/01/14	2,976,193	3,013,637	0.63
	FNMA	5.500%, 07/01/24	2,653,065	2,707,453	0.56
	FNMA	5.500%, 04/01/33	3,353,726	3,402,681	0.71
	FNMA	5.500%, 10/01/33	6,460,091	6,554,390	1.37
	FNMA	6.500%, 09/01/34	4,655,135	4,819,262	1.01
	FNMA	5.500%, 04/01/35	5,352,140	5,428,591	1.13
	FNMA	5.500%, 05/01/35	5,887,448	5,971,545	1.24
	FNMA	5.500%, 05/01/35	4,949,665	5,020,367	1.05
	FNMA	6.000%, 05/01/35	3,967,191	4,068,613	0.85
	FNMA	5.500%, 06/01/35	2,461,833	2,496,999	0.52
h	Government National Mortgage Association
	(GNMA)	5.000%, 09/15/33	3,914,503	3,950,450	0.82
	Other			43,920,106	9.15

				165,418,604	34.48

	U.S. TREASURY SECURITIES
d	United States Treasury Bond	8.000%, 11/15/21	24,025,000	34,622,186	7.21
	United States Treasury Bond	5.375%, 02/15/31	3,640,000	4,296,911	0.90
	United States Treasury Note	3.625%, 06/15/10	4,250,000	4,231,385	0.88
	Other			5,852,501	1.22

				49,002,983	10.21

TOTAL GOVERNMENT BONDS			(Cost $314,878,548)	318,017,585	66.29

	TOTAL BONDS		(Cost $454,176,646)	461,615,598	96.22

			SHARES

	TIAA-CREF MUTUAL FUNDS
	TIAA-CREF High-Yield Bond Fund		372,385	3,433,390	0.72

TOTAL TIAA-CREF MUTUAL FUNDS			(Cost $3,501,167)	3,433,390	0.72

90 |	2005 Semiannual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Bond Plus Fund |	Summary portfolio of investments (unaudited) June 30, 2005	concluded

					% OF NET
	ISSUER		PRINCIPAL	VALUE	ASSETS

	SHORT-TERM INVESTMENTS
	COMMERCIAL PAPER
	American Honda Finance Corp Note	3.070%, 07/13/05	$5,000,000	$4,994,500	1.04%
c	Govco, Inc	3.310%, 08/16/05	5,000,000	4,978,750	1.04
c	Park Avenue Receivables Corp	3.280%, 08/02/05	5,000,000	4,984,875	1.04
	Rabobank USA Finance Corp	3.370%, 07/01/05	5,000,000	4,999,535	1.04
c	Ranger Funding Co LLC	3.015%, 07/05/05	5,000,000	4,998,150	1.04
	Societe Generale North America Inc	3.130%, 08/02/05	5,000,000	4,985,500	1.04
	Other			1,789,832	0.37

				31,731,142	6.61

	U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
d	Federal Home Loan Mortgage Corp
	(FHLMC)	2.945%–3.090%, 07/05/05–07/13/05	37,105,000	37,073,576	7.73

		TOTAL SHORT-TERM INVESTMENTS	(Cost $68,490,615)	68,804,718	14.34

	TOTAL PORTFOLIO		(Cost $526,168,428)	533,853,706	111.28%
	OTHER ASSETS & LIABILITIES, NET			(54,117,401)	(11.28)

		NET ASSETS		$479,736,305	100.00%

c	Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933, as amended.
d	All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.
h	These securities were purchased on a delayed delivery basis.
†	As provided by Moody’s Investors Service (unaudited)

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2005 Semiannual Report	| 91

Money Market Fund |	Summary portfolio of investments (unaudited) June 30, 2005

					% OF NET
	ISSUER		PRINCIPAL	VALUE	ASSETS

	SHORT-TERM INVESTMENTS
	CERTIFICATES OF DEPOSIT
	American Express Centurion Bank	3.290%, 07/29/05–08/01/05	$9,345,000	$9,345,075	1.55%
	Barclays Bank, plc	3.110%, 07/11/05	5,000,000	5,000,013	0.83
	Deutsche Bank	3.050%, 07/15/05	5,000,000	5,000,019	0.83
	Dexia Bank	3.080%–3.390%, 7/19/05–09/23/05	17,700,000	17,700,329	2.93
	PNC Bank	3.610%, 12/30/05	3,000,000	3,000,147	0.50
	Royal Bank of Canada	3.220%–3.265%, 8/25/05–09/06/05	10,000,000	10,000,214	1.65
	Toronta Dominion Bank	3.160%–3.460%, 9/14/05–11/25/05	10,000,000	10,000,000	1.65
	Wells Fargo	3.130%, 07/26/05	5,000,000	5,000,000	0.83

				65,045,797	10.77

	COMMERCIAL PAPER
	ABN Amro North America
	Finance, Inc	3.050%–3.220%, 07/05/05–08/15/05	7,000,000	6,979,138	1.16
	American Honda Finance
	Corp	3.010%–3.220%, 07/07/05–08/09/05	21,185,000	21,153,222	3.50
	Barclays U.S. Funding
	Corp	3.190%–3.330%, 08/18/05–09/06/05	9,615,000	9,566,562	1.58
	BMW US Capital Corp	3.240%, 08/19/05	5,000,000	4,977,950	0.82
	Canadian Imperial Holding, Inc	3.080%, 07/15/05	2,640,000	2,636,838	0.44
c	CC (USA), Inc	3.020%–3.320%, 07/05/05–08/22/05	17,605,000	17,562,118	2.91
	Ciesco Lp	3.010%–3.280%, 07/08/05–08/17/05	24,540,000	24,485,041	4.05
	Citigroup Funding, Inc	3.070%–3.265%, 07/21/05–08/16/05	13,085,000	13,047,877	2.16
c	Corporate Asset Funding
	Corp, Inc	3.020%–3.120%, 07/05/05–07/19/05	24,000,000	23,973,383	3.97
c	Dorada Finance, Inc	3.060%–3.410%, 07/18/05–08/30/05	13,450,000	13,387,951	2.22
c	Edison Asset Securitization,
	LLC	3.050%–3.310%, 07/06/05–09/13/05	12,210,000	12,160,619	2.01
	FCAR Owner Trust I	3.020%–3.320%, 07/05/05–09/07/05	24,000,000	23,945,063	3.96
	General Electric Capital
	Corp	3.180%–3.380%, 08/22/05–10/11/05	15,210,000	15,110,372	2.50
c	Govco, Inc	3.030%–3.530%, 07/08/05–12/15/05	24,448,000	24,351,334	4.03
	Greenwich Capital Holdings,
	Inc	3.170%–3.310%, 08/15/05–08/25/05	13,600,000	13,540,955	2.24
c	Greyhawk Funding LLC	3.130%–3.320%, 08/02/05–08/23/05	9,000,000	18,918,991	3.13
c	Harrier Finance Funding
	LLC	3.240%–3.250%, 09/01/05–09/26/05	8,805,000	8,747,096	1.45
	HBOS Treasury Services plc	3.210%–3.330%, 07/28/05–09/22/05	19,130,000	19,020,708	3.15
	HSBC Finance Corp	3.000%–3.300%, 07/01/05–09/15/05	13,000,000	12,979,100	2.15
c	Kitty Hawk Funding Corp	.3.090%–3.270%, 07/27/05–08/10/05	11,380,000	11,348,363	1.88
c	Links Finance LLC	3.160%–3.220%, 08/11/05–08/24/05	12,040,000	11,989,806	1.98
	Paccar Financial Corp	2.730%–3.230%, 07/05/05–09/01/05	8,870,000	8,847,882	1.46
c	Park Avenue Receivables
	Corp	3.100%–3.240%, 07/13/05–08/11/05	8,567,000	8,548,654	1.42
c	Pepsico, Inc	3.260%, 08/01/05	3,665,000	3,654,712	0.61
c	Preferred Receivables
	Funding	3.250%–3.280%, 07/21/05–07/28/05	11,930,000	11,905,884	1.97
c	Private Export Funding
	Corp	3.130%–3.280%, 08/10/05–10/11/05	12,430,000	12,339,401	2.04
c	Proctor & Gamble	3.280%, 09/12/05	10,000,000	9,933,489	1.64

92 |	2005 Semiannual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Money Market Fund |	Summary portfolio of investments (unaudited) June 30, 2005	concluded

					% OF NET
	ISSUER		PRINCIPAL	VALUE	ASSETS

	COMMERCIAL PAPER — (continued)
	Rabobank USA Finance
	Corp	3.250%–3.370%, 07/15/05–08/08/05	$19,375,000	$19,353,550	3.20%
c	Ranger Funding Co LLC	3.050%–3.260%, 07/15/05–09/20/05	19,151,000	19,095,686	3.16
	Royal Bank of Scotland plc	3.310%, 08/15/05	2,600,000	2,589,243	0.43
c	Scaldis Capital LLC	3.240%–3.280%, 08/26/05–10/05/05	7,895,000	7,839,683	1.30
	Shell Finance (UK) Plc	3.100%, 08/03/05	2,000,000	1,994,317	0.33
c	Sherwin-Williams Co	3.110%, 07/11/05	2,500,000	2,497,861	0.41
c	Sigma Finance, Inc	2.980%–3.440%, 07/08/05–09/28/05	24,718,000	24,602,784	4.07
	Societe Generale North
	America, Inc	2.860%–3.270%, 08/01/05–09/01/05	14,775,000	14,716,023	2.44
	UBS Finance, (Delaware),
	Inc	3.045%–3.390%, 07/6/05–10/03/05	19,555,000	19,495,156	3.23
c	Variable Funding Capital Corp	3.060%, 07/08/05–07/14/05	19,197,000	19,177,446	3.17
c	Yorktown Capital, LLC	3.160%–3.330%, 07/20/05–11/10/05	6,108,000	6,080,248	1.01

				502,554,506	83.18

	U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
	Federal Home Loan Bank (FHLB)	3.419%, 12/02/05	100,000	98,537	0.01
	Federal Home Loan Mortgage Corp
	(FHLMC)	2.970%–3.250%, 07/11/05–11/16/05	15,015,000	14,927,118	2.47
	Federal National Mortgage Association
	(FNMA)	3.230%–3.445%, 08/17/05–12/19/05	6,330,000	6,267,696	1.04

				21,293,351	3.52

	VARIABLE NOTES
	Barclays Bank plc	3.246%, 09/29/05	5,000,000	4,999,508	0.82
	Southtrust Bank, NA	3.480%, 09/29/05	5,000,000	5,000,470	0.83
	US Bank NA	3.350%, 12/05/05	5,000,000	5,001,002	0.83

				15,000,980	2.48

	TOTAL SHORT-TERM INVESTMENTS		(Cost $603,894,634)	603,894,634	99.95

	TOTAL PORTFOLIO		(Cost $603,894,634)	603,894,634	99.95%
		OTHER ASSETS & LIABILITIES, NET		284,279	0.05

		NET ASSETS		$604,178,913	100.00%

c	Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933, as amended.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2005 Semiannual Report	| 93

Statements of assets and liabilities (unaudited) |	TIAA-CREF Mutual Funds June 30, 2005

	International	Growth	Growth &	Equity	Social Choice	Managed
	Equity	Equity	Income	Index	Equity	Allocation
	Fund	Fund	Fund	Fund	Fund	Fund

ASSETS
Portfolio investments, at cost:
Unaffiliated issuers	$351,783,846	$507,730,735	$502,071,863	$306,396,517	$133,546,509	$—
Affiliated issuers	—	—	—	—	—	503,104,444

Total portfolio investments, at cost	351,783,846	507,730,735	502,071,863	306,396,517	133,546,509	503,104,444

Portfolio investments, at value:
Unaffiliated issuers	363,464,347	539,579,190	506,376,695	350,143,733	135,811,674	—
Affiliated issuers	—	—	—	—	—	508,801,634

Total portfolio investments, at value	363,464,347	539,579,190	506,376,695	350,143,733	135,811,674	508,801,634
Cash	5,243,251	156,658	697,552	13,341	10,498	141,459
Cash-foreign (cost of $1,139,597, $—, $—, $—,
$—, and $—, respectively)	1,150,645	—	—	—	—	—
Receivable from securities transactions	3,403,818	9,207,296	6,857,113	5,108	—	75,000
Receivable for Fund shares sold	393,267	77,869	137,169	100,407	155,420	59,893
Dividends and interest receivable	—	—	751,775	407,844	124,983	5,953
Receivable for variation margin on open futures contracts	—	—	—	188	—	—

Total assets	373,655,328	549,021,013	514,820,304	350,670,621	136,102,575	509,083,939

LIABILITIES
Due to investment advisor	150,012	209,212	188,992	81,248	31,586	—
Payable for securities transactions	12,568,612	12,646,280	8,186,523	5,611	674,872	—
Payable for Fund shares redeemed	214,584	85,030	130,802	189,831	7,425	194,027
Income distribution payable	34,661	1,230	—	—	—	2,379
Payable for variation margin on open futures contracts	—	—	—	13,630	—	—

Total liabilities	12,967,869	12,941,752	8,506,317	290,320	713,883	196,406

NET ASSETS	$360,687,459	$536,079,261	$506,313,987	$350,380,301	$135,388,692	$508,887,533

NET ASSETS CONSIST OF:
Paid-in-capital	$384,490,304	$869,120,413	$592,716,820	$308,033,741	$134,422,904	$519,100,117
Accumulated undistributed net investment income	4,572,456	1,510,507	140,618	2,611,694	882,241	3,660
Accumulated undistributed net realized loss
on total investments	(40,011,310)	(366,400,114)	(90,847,939)	(4,004,320)	(2,181,618)	(15,913,434)
Accumulated net unrealized appreciation
on total investments	11,636,009	31,848,455	4,304,488	43,739,186	2,265,165	5,697,190

NET ASSETS	$360,687,459	$536,079,261	$506,313,987	$350,380,301	$135,388,692	$508,887,533
Outstanding shares of beneficial interest,
unlimited shares authorized ($0.0001 par value)	34,684,106	59,883,995	41,927,130	40,850,218	14,863,665	46,098,354
Net asset value per share	$10.40	$8.95	$12.08	$8.58	$9.11	$11.04

94 |	2005 Semiannual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2005 Semiannual Report	| 95

Statements of assets and liabilities (unaudited) |	TIAA-CREF Mutual Funds June 30, 2005	concluded

	High-Yield	Short-Term	Tax-Exempt	Bond	Money
	Bond	Bond	Bond	Plus	Market
	Fund	Fund	Fund	Fund	Fund

ASSETS
Portfolio investments, at cost:
Unaffiliated issuers	$286,068,329	$217,576,848	$206,945,577	$522,667,261	$603,894,634
Affiliated issuers	—	—	—	3,501,167	—

Total portfolio investments, at cost	286,068,329	217,576,848	206,945,577	526,168,428	603,894,634

Portfolio investments, at value:
Unaffiliated issuers	294,509,258	216,880,381	211,540,843	530,420,316	603,894,634
Affiliated issuers	—	—	—	3,433,390	—

Total portfolio investments, at value	294,509,258	216,880,381	211,540,843	533,853,706	603,894,634
Cash	556,651	494,682	—	3,576,859	91,590
Receivable from securities transactions	114,653	—	512,076	56,095,894	—
Receivable for Fund shares sold	1,130,520	345,888	46,305	346,028	1,622,539
Dividends and interest receivable	5,412,436	5,975,468	2,512,078	3,748,798	176,145

Total assets	301,723,518	223,696,419	214,611,302	597,621,285	605,784,908

LIABILITIES
Due to investment advisor	84,652	59,796	53,300	136,057	155,945
Due to custodian	—	—	186,320	—	—
Payable for securities transactions	4,838,987	—	11,195,216	117,682,012	—
Payable for Fund shares redeemed	218,890	100,081	38,093	65,721	1,394,857
Income distribution payable	4,137	11	—	1,190	55,193

Total liabilities	5,146,666	159,888	11,472,929	117,884,980	1,605,995

NET ASSETS	$296,576,852	$223,536,531	$203,138,373	$479,736,305	$604,178,913

NET ASSETS CONSIST OF:
Paid-in-capital	$295,471,324	$225,706,606	$197,686,310	$472,459,732	$604,188,728
Accumulated undistributed net investment income	91,368	44,849	512	95,156	396
Accumulated undistributed net realized gain (loss) on total investments	(7,426,769)	(1,518,457)	856,285	(503,861)	(10,211)
Accumulated net unrealized appreciation (depreciation) on total investments	8,440,929	(696,467)	4,595,266	7,685,278	—

NET ASSETS	$296,576,852	$223,536,531	$203,138,373	$479,736,305	$604,178,913

Outstanding shares of beneficial interest,
unlimited shares authorized ($0.0001 par value)	32,168,446	21,321,593	18,510,370	46,287,527	604,188,727

Net asset value per share	$9.22	$10.48	$10.97	$10.36	$1.00

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Statements of operations (unaudited) |	TIAA-CREF Mutual Funds For the six months ended June 30, 2005

	International	Growth	Growth &	Equity	Social Choice	Managed
	Equity	Equity	Income	Index	Equity	Allocation
	Fund	Fund	Fund	Fund	Fund	Fund

INVESTMENT INCOME
Interest	$—	$25,046	$2,829	$11,182	$7,544	$4,888
Dividends:
Unaffiliated issuers	6,275,486	2,615,778	4,407,235	3,044,038	1,039,394	—
Affiliated issuers	—	—	—	—	—	4,510,959
Foreign taxes withheld	(511,024)	(4,909)	(2,174)	(121)	—	—

Total income	5,764,462	2,635,915	4,407,890	3,055,099	1,046,938	4,515,847

EXPENSES
Investment management fees	880,720	1,200,841	1,096,002	446,408	166,756	—
Trustee fees and expenses	—	3,439	271	2,534	633	—

Total expenses	880,720	1,204,280	1,096,273	448,942	167,389	—

Net investment income	4,883,742	1,431,635	3,311,617	2,606,157	879,549	4,515,847

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON TOTAL INVESTMENTS
Realized gain (loss) on:
Portfolio investments	19,228,117	(13,382,377)	17,945,980	(3,105,248)	(323,900)	2,156,292
Futures transactions	—	—	—	17,304	—	—
Foreign currency transactions	(355,230)	—	(5,422)	—	—	—

Net realized gain (loss) on total investments	18,872,887	(13,382,377)	17,940,558	(3,087,944)	(323,900)	2,156,292

Change in unrealized depreciation on:
Portfolio investments	(32,756,068)	(1,961,842)	(23,391,746)	(121,794)	(1,245,619)	(6,296,790)
Futures transactions	—	—	—	(31,523)	—	—
Translation of assets (other than portfolio investments) and
liabilities denominated in foreign currencies	(96,244)	—	(1,059)	—	—	—

Net change in unrealized depreciation
on total investments	(32,852,312)	(1,961,842)	(23,392,805)	(153,317)	(1,245,619)	(6,296,790)

Net realized and unrealized loss on total investments	(13,979,425)	(15,344,219)	(5,452,247)	(3,241,261)	(1,569,519)	(4,140,498)

Net increase (decrease) in net assets resulting from operations	$(9,095,683)	$(13,912,584)	$(2,140,630)	$(635,104)	$(689,970)	$375,349

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Statements of operations (unaudited) |	TIAA-CREF Mutual Funds For the six months ended June 30, 2005	concluded

	High-Yield	Short-Term	Tax-Exempt	Bond	Money
	Bond	Bond	Bond	Plus	Market
	Fund	Fund	Fund	Fund	Fund

INVESTMENT INCOME
Interest	$9,874,125	$4,188,011	$3,573,365	$10,827,454	$8,224,126
Dividends:
Affiliated issuers	—	—	—	118,467	—

Total income	9,874,125	4,188,011	3,573,365	10,945,921	8,224,126

EXPENSES
Investment management fees	454,358	344,059	291,525	703,304	864,182
Trustee fees and expenses	1,448	1,810	1,629	3,620	3,710

Total expenses	455,806	345,869	293,154	706,924	867,892

Net investment income	9,418,319	3,842,142	3,280,211	10,238,997	7,356,234

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Net realized gain (loss) on total investments	752,675	(1,364,288)	647,162	(385,807)	(8,935)
Net change in unrealized appreciation (depreciation) on total investments	(7,904,203)	(162,318)	165,913	1,922,135	—

Net realized and unrealized gain (loss) on total investments	(7,151,528)	(1,526,606)	813,075	1,536,328	(8,935)

Net increase in net assets resulting from operations	$2,266,791	$2,315,536	$4,093,286	$11,775,325	$7,347,299

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Statement of cash flows (unaudited) |	TIAA-CREF Mutual Funds For the six months ended June 30, 2005

Bond Plus Fund

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$11,775,325
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of long-term securities	(208,053,195)
Proceeds from sales of long-term securities	229,131,046
Proceeds of short-term investments-net	2,561,362
Increase in receivables	(228,202)
Increase in payables	11,167
Net realized loss on total investments	385,807
Unrealized gain on total investments	(1,922,135)

Net cash provided by operating activities	33,661,175

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Fund shares sold	29,236,230
Payment for Fund shares redeemed	(28,293,788)
Cash dividends paid	(647,571)
Exchanges among the Funds-net	(1,553,435)
Proceeds from the financing of dollar roll transactions-net	(28,849,796)

Net cash used in financial activities	(30,108,360)

Increase in cash	3,552,815

CASH
Beginning of period	24,044

End of period	$3,576,859

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Non-cash financing activities no included above:
Reinvestment of distributions	$9,569,040

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Statements of changes in net assets |	TIAA-CREF Mutual Funds June 30, 2005

	International Equity		Growth Equity		Growth & Income
	Fund		Fund		Fund

	For the Six	For the	For the Six	For the	For the Six	For the
	Months Ended	Year Ended	Months Ended	Year Ended	Months Ended	Year Ended
	June 30, 2005	December 31, 2004	June 30, 2005	December 31, 2004	June 30, 2005	December 31, 2004

	(Unaudited)		(Unaudited)		(Unaudited)
CHANGE IN NET ASSETS
OPERATIONS
Net investment income	$4,883,742	$5,334,508	$1,431,635	$4,149,666	$3,311,617	$7,805,210
Net realized gain (loss) on total investments	18,872,887	48,376,384	(13,382,377)	(1,924,698)	17,940,558	52,452,990
Net change in unrealized appreciation (depreciation)
on total investments	(32,852,312)	(820,303)	(1,961,842)	31,547,506	(23,392,805)	(12,318,717)

Net increase (decrease) from operations	(9,095,683)	52,890,589	(13,912,584)	33,772,474	(2,140,630)	47,939,483

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(628)	(5,778,388)	(218)	(4,069,378)	(3,184,030)	(7,698,525)

Total distributions	(628)	(5,778,388)	(218)	(4,069,378)	(3,184,030)	(7,698,525)

SHAREHOLDER TRANSACTIONS:
Subscriptions	27,655,129	51,630,526	26,962,097	51,195,170	18,979,559	59,406,132
Reinvestment of distributions	—	5,611,217	—	3,966,736	3,021,562	7,252,380
Exchanges among the Funds, net	3,505,689	9,863,793	(13,589,315)	(17,548,892)	(9,140,413)	(16,623,205)
Redemptions	(23,025,058)	(39,339,359)	(30,453,375)	(50,127,506)	(39,488,023)	(103,454,379)

Net increase (decrease) from shareholder transactions	8,135,760	27,766,177	(17,080,593)	(12,514,492)	(26,627,315)	(53,419,072)

Net increase (decrease) in net assets	(960,551)	74,878,378	(30,993,395)	17,188,604	(31,951,975)	(13,178,114)

NET ASSETS
Beginning of period	361,648,010	286,769,632	567,072,656	549,884,052	538,265,962	551,444,076

End of period	$360,687,459	$361,648,010	$536,079,261	$567,072,656	$506,313,987	$538,265,962

Undistributed (overdistributed) net investment income
included in net assets	$4,572,456	$(310,658)	$1,510,507	$79,090	$140,618	$13,031

CHANGE IN FUND SHARES:
Shares outstanding, beginning of period	33,906,775	31,036,974	61,807,324	63,198,789	44,137,435	48,780,423

Shares sold	2,624,827	5,385,936	3,043,326	5,865,316	1,584,518	5,175,223
Shares issued in reinvestment of distributions	73	530,371	17	431,527	252,332	620,557
Shares exchanged among the Funds, net	307,494	1,003,900	(1,534,374)	(1,965,049)	(762,864)	(1,439,281)
Shares redeemed	(2,155,063)	(4,050,406)	(3,432,298)	(5,723,259)	(3,284,291)	(8,999,487)

Net increase (decrease) in shares outstanding	777,331	2,869,801	(1,923,329)	(1,391,465)	(2,210,305)	(4,642,988)

Shares outstanding, end of period	34,684,106	33,906,775	59,883,995	61,807,324	41,927,130	44,137,435

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Statements of changes in net assets |	TIAA-CREF Mutual Funds June 30, 2005	continued

	Equity Index		Social Choice Equity		Managed Allocation
	Fund		Fund		Fund

	For the Six	For the	For the Six	For the	For the Six	For the
	Months Ended	Year Ended	Months Ended	Year Ended	Months Ended	Year Ended
	June 30, 2005	December 31, 2004	June 30, 2005	December 31, 2004	June 30, 2005	December 31, 2004

	(Unaudited)		(Unaudited)		(Unaudited)
CHANGE IN NET ASSETS
OPERATIONS
Net investment income	$2,606,157	$5,760,640	$879,549	$1,555,316	$4,515,847	$10,993,051
Net realized gain (loss) on total investments	(3,087,944)	3,790,306	(323,900)	575,626	2,156,292	13,246,840
Net change in unrealized appreciation
(depreciation) on total investments	(153,317)	27,625,195	(1,245,619)	9,973,816	(6,296,790)	22,908,479

Net increase (decrease) from operations	(635,104)	37,176,141	(689,970)	12,104,758	375,349	47,148,370

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(602)	(5,761,631)	(126)	(1,553,633)	(4,512,187)	(16,524,222)
From net realized gain on total investments	—	(3,668,608)	—	—	—	—

Total distributions	(602)	(9,430,239)	(126)	(1,553,633)	(4,512,187)	(16,524,222)

SHAREHOLDER TRANSACTIONS:
Subscriptions	27,833,027	103,831,000	21,881,060	46,507,464	34,003,314	86,128,633
Reinvestment of distributions	—	9,134,227	—	1,477,097	4,271,359	15,565,580
Exchanges among the Funds, net	2,028,045	(15,424,841)	(316,745)	1,812,333	219,122	3,666,061
Redemptions	(35,574,385)	(106,745,172)	(4,568,838)	(6,856,264)	(22,614,246)	(36,831,119)
Redemptions by TIAA	—	—	—	(4,600,798)	—	—

Net increase (decrease) from shareholder transactions	(5,713,313)	(9,204,786)	16,995,477	38,339,832	15,879,549	68,529,155

Net increase (decrease) in net assets	(6,349,019)	18,541,116	16,305,381	48,890,957	11,742,711	99,153,303
NET ASSETS
Beginning of period	356,729,320)	338,188,204	119,083,311	70,192,354	497,144,822	397,991,519

End of period	$350,380,301	$356,729,320	$135,388,692	$119,083,311	$508,887,533	$497,144,822

Undistributed net investment income included in net assets	$2,611,694	$6,139	$882,241	$2,818	$3,660	$—

CHANGE IN FUND SHARES:
Shares outstanding, beginning of period	41,523,373	42,797,838	12,961,306	8,480,697	44,654,041	38,238,192

Shares sold	3,292,232	12,835,716	2,446,025	5,456,599	3,096,402	8,182,622
Shares issued in reinvestment of distributions	194	1,062,570	—	160,714	390,897	1,424,533
Shares exchanged among the Funds, net	242,244	(1,925,276)	(35,187)	206,236	17,646	372,939
Shares redeemed	(4,207,825	(13,247,475)	(508,479)	(798,612)	(2,060,632)	(3,564,245)
Shares redeemed by TIAA	—	—	—	(544,328)	—	—

Net increase (decrease) in shares outstanding	(673,155	(1,274,465)	1,902,359	4,480,609	1,444,313	6,415,849

Shares outstanding, end of period	40,850,218	41,523,373	14,863,665	12,961,306	46,098,354	44,654,041

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Statements of changes in net assets |	TIAA-CREF Mutual Funds June 30, 2005	continued

	High-Yield Bond		Short-Term Bond		Tax-Exempt Bond
	Fund		Fund		Fund

	For the Six	For the	For the Six	For the	For the Six	For the
	Months Ended	Year Ended	Months Ended	Year Ended	Months Ended	Year Ended
	June 30, 2005	December 31, 2004	June 30, 2005	December 31, 2004	June 30, 2005	December 31, 2004

	(Unaudited)		(Unaudited)		(Unaudited)
CHANGE IN NET ASSETS
OPERATIONS
Net investment income	$9,418,319	$17,187,521	$3,842,142	$6,859,759	$3,280,211	$6,417,020
Net realized gain (loss) on total investments	752,675	2,731,759	(1,364,288)	303,806	647,162	1,392,779
Net change in unrealized appreciation (depreciation)
on total investments	(7,904,203)	2,348,525	(162,318)	(3,253,310)	165,913	2,459

Net increase from operations	2,266,791	22,267,805	2,315,536	3,910,255	4,093,286	7,812,258

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(9,414,790	(17,106,426)	(3,840,924)	(6,822,181)	(3,279,699)	(6,409,502)
From net realized gain on total investments	—	—	—	(459,983)	—	(1,608,465)

Total distributions	(9,414,790)	(17,106,426)	(3,840,924)	(7,282,164)	(3,279,699)	(8,017,967)

SHAREHOLDER TRANSACTIONS:
Subscriptions	76,262,850	163,489,300	26,491,998	97,040,592	19,993,350	49,664,548
Reinvestment of distributions	6,141,050	11,118,606	2,316,909	4,307,635	2,361,513	5,830,397
Exchanges among the Funds, net	(1,338,126	(4,641,870)	(4,822,888)	(11,377,524)	(1,191,417)	(7,649,714)
Redemptions	(56,617,038)	(124,175,101)	(38,032,482)	(58,573,053)	(13,503,627)	(21,354,309)

Net increase (decrease) from shareholder transactions	24,448,736	45,790,935	(14,046,463)	31,397,650	7,659,819	26,490,922

Net increase (decrease) in net assets	17,300,737	50,952,314	(15,571,851)	28,025,741	8,473,406	26,285,213
NET ASSETS
Beginning of period	279,276,115	228,323,801	239,108,382	211,082,641	194,664,967	168,379,754

End of period	$296,576,852	$279,276,115	$223,536,531	$239,108,382	$203,138,373	194,664,967

Undistributed net investment income included in net assets	$91,368	$87,839	$44,849	$43,631	$512	$—

CHANGE IN FUND SHARES:
Shares outstanding, beginning of period	29,443,995	24,506,172	22,663,250	19,745,892	17,812,629	15,413,525

Shares sold	8,260,546	17,554,766	2,524,868	9,090,514	1,830,931	4,540,612
Shares issued in reinvestment of distributions	665,067	1,195,418	221,648	406,112	216,601	535,120
Shares exchanged among the Funds, net	(146,491)	(502,864)	(460,618)	(1,071,897)	(111,633)	(716,114)
Shares redeemed	(6,054,671	(13,309,497)	(3,627,555)	(5,507,371)	(1,238,158)	(1,960,514)

Net increase (decrease) in shares outstanding	2,724,451	4,937,823	(1,341,657)	2,917,358	697,741	2,399,104

Shares outstanding, end of period	32,168,446	29,443,995	21,321,593	22,663,250	18,510,370	17,812,629

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Statements of changes in net assets |	TIAA-CREF Mutual Funds June 30, 2005	concluded

	Bond Plus		Money Market
	Fund		Fund

	For the Six	For the	For the Six	For the
	Months Ended	Year Ended	Months Ended	Year Ended
	June 30, 2005	December 31, 2004	June 30, 2005	December 31, 2004

	(Unaudited)		(Unaudited)
CHANGE IN NET ASSETS
OPERATIONS
Net investment income	$10,238,997	$17,346,532	$7,356,234	$6,754,078
Net realized gain (loss) on total investments	(385,807)	1,357,439	(8,935)	726
Net change in unrealized appreciation (depreciation)
on total investments	1,922,135	(140,254)	—	—

Net increase from operations	11,775,325	18,563,717	7,347,299	6,754,804

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(10,216,611)	(17,273,762)	(7,356,234)	(6,754,078)
From net realized gain on total investments	—	(1,186,302)	—	—

Total distributions	(10,216,611)	(18,460,064)	(7,356,234)	(6,754,078)

SHAREHOLDER TRANSACTIONS:
Subscriptions	29,379,736	82,838,804	167,656,545	333,263,026
Reinvestment of distributions	9,569,040	17,271,107	7,209,629	7,043,382
Exchanges among the Funds, net	(1,553,435)	(15,040,733)	14,525,514	19,155,418
Redemptions	(28,226,510)	(42,603,600)	(185,898,382)	(381,001,287)

Net increase (decrease) from shareholder transactions	9,168,831	42,465,578	3,493,306	(21,539,461)

Net increase (decrease) in net assets	10,727,545	42,569,231	3,484,371	(21,538,735)
NET ASSETS
Beginning of period	469,008,760	426,439,529	600,694,542	622,233,277

End of period	$479,736,305	$469,008,760	$604,178,913	$600,694,542

Undistributed net investment income included in net assets	$95,156	$72,770	$396	$396

CHANGE IN FUND SHARES:
Shares outstanding, beginning of period	45,396,118	41,307,647	600,695,422	622,295,365

Shares sold	2,852,226	7,998,655	167,656,544	333,202,544
Shares issued in reinvestment of distributions	931,146	1,677,608	7,209,629	7,043,382
Shares exchanged among the Funds, net	(152,826)	(1,461,450)	14,525,514	19,155,418
Shares redeemed	(2,739,137)	(4,126,342)	(185,898,382)	(381,001,287)

Net increase (decrease) in shares outstanding	891,409	4,088,471	3,493,305	(21,599,943)

Shares outstanding, end of period	46,287,527	45,396,118	604,188,727	600,695,422

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Financial highlights |	TIAA-CREF Mutual Funds

	International Equity Fund

	For the Six	For the Years Ended December 31,
	Months Ended
	June 30, 2005(c)	2004	2003	2002		2001	2000

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.67	$9.24	$6.68	$8.07		$10.75	$16.08

Gain (loss) from investment operations:
Net investment income	0.14 (a)	0.16 (a)	0.14 (a)	0.11	(a)	0.09	0.08
Net realized and unrealized gain (loss) on total investments	(0.41)	1.44	2.59	(1.38)		(2.70)	(3.32)

Total gain (loss) from investment operations	(0.27)	1.60	2.73	(1.27)		(2.61)	(3.24)

Less distributions from:
Net investment income	—	(0.17)	(0.17)	(0.12)		(0.07)	(0.08)
In excess of net investment income	—	—	—	—		—	(0.01)
Net realized gains	—	—	—	—		—	(2.00)

Total distributions	—	(0.17)	(0.17)	(0.12)		(0.07)	(2.09)

Net asset value, end of period	$10.40	$10.67	$9.24	$6.68		$8.07	$10.75

TOTAL RETURN	(2.53)%	17.37%	40.86%	(15.73)%		(24.29)%	(19.99)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$360,687	$361,648	$286,770	$218,794		$259,492	$270,431
Ratio of expenses to average net assets before expense waiver	N/A	N/A	N/A	0.88	%(b)	0.99%	0.99%
Ratio of expenses to average net assets after expense waiver	0.24%	0.49%	0.49%	0.49%		0.49%	0.49%
Ratio of net investment income to average net assets	1.35%	1.69%	1.96%	1.47%		1.10%	0.49%
Portfolio turnover rate	79.16%	154.07%	162.13%	77.61%		113.03%	138.33%

(a) Based on average shares outstanding .
(b) Waiver was eliminated effective October 1, 2002.
(c) The percentages shown for this period are not annualized .

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Financial highlights |	TIAA-CREF Mutual Funds	continued

	Growth Equity Fund

	For the Six
	Months Ended	For the Years Ended December 31,
	June 30,
	2005(c)	2004	2003	2002		2001	2000

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$9.17	$8.70	$6.84	$9.85		$12.87	$17.19

Gain (loss) from investment operations:
Net investment income	0.02 (a)	0.07 (a)	0.06 (a)	0.03	(a)	0.02	—
Net realized and unrealized gain (loss) on total investments	(0.24)	0.47	1.86	(3.00)		(2.98)	(3.47)

Total gain (loss) from investment operations	(0.22)	0.54	1.92	(2.97)		(2.96)	(3.47)

Less distributions from:
Net investment income	—	(0.07)	(0.06)	(0.04)		—	—
Net realized gains	—	—	—	—		(0.06)	(0.85)

Total distributions	—	(0.07)	(0.06)	(0.04)		(0.06)	(0.85)

Net asset value, end of period	$8.95	$9.17	$8.70	$6.84		$9.85	$12.87

TOTAL RETURN	(2.40)%	6.16%	28.06%	(30.12)%		(23.02)%	(20.29)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$536,079	$567,073	$549,884	$421,906		$653,169	$785,761
Ratio of expenses to average net assets before expense waiver	N/A	N/A	N/A	0.85	%(b)	0.95%	0.95%
Ratio of expenses to average net assets after expense waiver	0.22%	0.45%	0.45%	0.45%		0.45%	0.45%
Ratio of net investment income to average net assets	0.27%	0.76%	0.72%	0.40%		0.15%	0.00%
Portfolio turnover rate	40.34%	64.96%	72.50%	49.53%		38.39%	42.07%

(a) Based on average shares outstanding .
(b) Waiver was eliminated effective October 1, 2002.
(c) The percentages shown for this period are not annualized .

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Financial highlights |	TIAA-CREF Mutual Funds	continued

	Growth & Income Fund

	For the Six	For the Years Ended December 31,
	Months Ended
	June 30, 2005(c)	2004	2003	2002		2001	2000

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$12.20	$11.30	$9.09	$12.07		$14.05	$15.93

Gain (loss) from investment operations:
Net investment income	0.08 (a)	0.17 (a)	0.12 (a)	0.10	(a)	0.10	0.11
Net realized and unrealized gain (loss) on total investments	(0.12)	0.90	2.21	(2.98)		(1.98)	(1.27)

Total gain (loss) from investment operations	(0.04)	1.07	2.33	(2.88)		(1.88)	(1.16)

Less distributions from:
Net investment income	(0.08)	(0.17)	(0.12)	(0.10)		(0.10)	(0.11)
Net realized gains	—	—	—	—		—	(0.61)

Total distributions	(0.08)	(0.17)	(0.12)	(0.10)		(0.10)	(0.72)

Net asset value, end of period	$12.08	$12.20	$11.30	$9.09		$12.07	$14.05

TOTAL RETURN	(0.36)%	9.55%	25.83%	(23.86)%		(13.37)%	(7.33)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$506,314	$538,266	$551,444	$496,843		$637,632	$665,956
Ratio of expenses to average net assets before expense waiver	N/A	N/A	N/A	0.82	%(b)	0.93%	0.93%
Ratio of expenses to average net assets after expense waiver	0.21%	0.43%	0.43%	0.43%		0.43%	0.43%
Ratio of net investment income to average net assets	0.64%	1.48%	1.21%	0.99%		0.84%	0.72%
Portfolio turnover rate	128.73%	75.37%	141.39%	112.13%		70.41%	21.41%

(a) Based on average shares outstanding .
(b) Waiver was eliminated effective October 1, 2002.
(c) The percentages shown for this period are not annualized .

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Financial highlights |	TIAA-CREF Mutual Funds	continued

	Equity Index Fund

							For the Period
							April 3, 2000	For the Period
							(effective date of	March 1, 2000
	For the Six	For the Years Ended December 31					SEC registration)	(commencement of
	Months Ended						to December 31,	operations) to
	June 30, 2005(c)	2004	2003	2002		2001	2000(c)	December 31, 2000(c)

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$8.59	$7.90	$6.23	$8.05		$9.19	$10.43	$10.00

Gain (loss) from investment operations:
Net investment income	0.06 (a)	0.13 (a)	0.10 (a)	0.10	(a)	0.07	0.07	0.08
Net realized and unrealized gain (loss) on total investments	(0.07)	0.79	1.81	(1.83)		(1.14)	(1.24)	(0.81)

Total gain (loss) from investment operations	(0.01)	0.92	1.91	(1.73)		(1.07)	(1.17)	(0.73)

Less distributions from:
Net investment income	—	(0.14)	(0.09)	(0.09)		(0.06)	(0.07)	(0.08)
Net realized gains	—	(0.09)	(0.15)	—		(0.01)	—	—

Total distributions	—	(0.23)	(0.24)	(0.09)		(0.07)	(0.07)	(0.08)

Net asset value, end of period	$8.58	$8.59	$7.90	$6.23		$8.05	$9.19	$9.19

TOTAL RETURN	(0.12)%	11.68%	30.67%	(21.52)%		(11.62)%	(11.27)%	(7.32)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$350,380	$356,729	$338,188	$139,872		$97,686	$67,367	$67,367
Ratio of expenses to average net assets before expense waiver	N/A	N/A	N/A	0.63	%(b)	0.76%	0.64%	0.64%
Ratio of expenses to average net assets after expense waiver	0.13%	0.26%	0.26%	0.26%		0.26%	0.19%	0.22%
Ratio of net investment income to average net assets	0.75%	1.65%	1.49%	1.40%		1.12%	0.71%	0.87%
Portfolio turnover rate	4.95%	14.50%	17.34%	4.41%		6.06%	10.25%	5.70%

(a) Based on average shares outstanding .
(b) Waiver was eliminated effective October 1, 2002.
(c) The percentages shown for this period are not annualized.

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Financial highlights |	TIAA-CREF Mutual Funds	continued

	Social Choice Equity Fund

							For the Period
							April 3, 2000	For the Period
							(effective date of	March 1, 2000
	For the Six	For the Years Ended December 31,					SEC registration)	(commencement of
	Months Ended						to December 31,	operations) to
	June 30, 2005(c)	2004	2003	2002		2001	2000(c)	December 31, 2000(c)

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$9.19	$8.28	$6.47	8.28		$9.57	$10.66	$10.00

Gain (loss) from investment operations:
Net investment income	0.06 (a)	0.14 (a)	0.10 (a)	0.10	(a)	0.07	0.07	0.08
Net realized and unrealized gain (loss) on total
investments	(0.14)	0.89	1.83	(1.82)		(1.29)	(1.07)	(0.39)

Total gain (loss) from investment operations	(0.08)	1.03	1.93	(1.72)		(1.22)	(1.00)	(0.31)

Less distributions from:
Net investment income	—	(0.12)	(0.12)	(0.09)		(0.06)	(0.07)	(0.08)
Net realized gains	—	—	—	—		(0.01)	(0.02)	(0.04)

Total distributions	—	(0.12)	(0.12)	(0.09)		(0.07)	(0.09)	(0.12)

Net asset value, end of period	$9.11	$9.19	$8.28	6.47		$8.28	$9.57	$9.57

TOTAL RETURN	(0.87)%	12.46%	29.87%	(20.71)%		(12.75)%	(9.40)%	(3.14)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$135,389	$119,083	$70,192	$67,731		$65,793	$38,812	$38,812
Ratio of expenses to average net assets before
expense waiver	N/A	N/A	N/A	0.65	%(b)	0.77%	0.65%	0.65%
Ratio of expenses to average net assets after
expense waiver	0.13%	0.27%	0.27%	0.27%		0.27%	0.20%	0.23%
Ratio of net investment income to average net assets	0.71%	1.70%	1.46%	1.33%		1.09%	0.73%	0.88%
Portfolio turnover rate	1.61%	6.17%	11.33%	29.15%		5.96%	4.76%	2.34%

(a) Based on average shares outstanding.
(b) Waiver was eliminated effective October 1, 2002.
(c) The percentages shown for this period are not annualized .

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Financial highlights |	TIAA-CREF Mutual Funds	continued

	Managed Allocation Fund

	For the Six	For the Years Ended December 31,
	Months Ended
	June 30, 2005(c)	2004	2003	2002	2001	2000

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$11.13	$10.41	$8.87	$10.50	$12.20	$13.59

Gain (loss) from investment operations:
Net investment income	0.10 (a)	0.26 (a)	0.25 (a)	0.26 (a)	0.37	0.37
Net realized and unrealized gain (loss) on total investments	(0.09)	0.84	1.72	(1.52)	(1.41)	(1.03)

Total gain (loss) from investment operations	0.01	1.10	1.97	(1.26)	(1.04)	(0.66)

Less distributions from:
Net investment income	(0.10)	(0.38)	(0.43)	(0.34)	(0.28)	(0.37)
Net realized gains	—	—	—	(0.03)	(0.38)	(0.36)

Total distributions	(0.10)	(0.38)	(0.43)	(0.37)	(0.66)	(0.73)

Net asset value, end of period	$11.04	$11.13	$10.41	$8.87	$10.50	$12.20

TOTAL RETURN	0.09%	10.70%	22.45%	(12.09)%	(8.52)%	(4.99)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$508,888	$497,145	$397,992	287,473	$319,244	$330,814
Ratio of expenses to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income to average net assets	0.90%	2.46%	2.56%	2.68%	3.34%	2.87%
Portfolio turnover rate	2.78%	10.43%	37.26%	11.93%	2.97%	0.71%

(a) Based on average shares outstanding .
(c) The percentages shown for this period are not annualized .

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Financial highlights |	TIAA-CREF Mutual Funds	continued

	High-Yield Bond Fund

							For the Period	For the Period
							April 3, 2000	March 1, 2000
							(effective date of	(commencement of
	For the Six	For the Years Ended December 31,					SEC registration)	operations) to
	Months Ended						December 31, to	December 31,
	June 30, 2005(c)	2004	2003	2002		2001	2000(c)	2000(c)

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$9.48	$9.32	$8.20	$8.94		$9.41	$9.80	$10.00

Gain (loss) from investment operations:
Net investment income	0.32 (a)	0.66 (a)	0.72 (a)	0.78	(a)	0.93	0.65	0.78
Net realized and unrealized gain (loss) on total investments	(0.26)	0.16	1.12	(0.75)		(0.47)	(0.32)	(0.59)

Total gain (loss) from investment operations	0.06	0.82	1.84	0.03		0.46	0.33	0.19

Less distributions from:
Net investment income	(0.32)	(0.66)	(0.72)	(0.77)		(0.93)	(0.72)	(0.78)

Total distributions	(0.32)	(0.66)	(0.72)	(0.77)		(0.93)	(0.72)	(0.78)

Net asset value, end of period	$9.22	$9.48	$9.32	$8.20		$8.94	$9.41	$9.41

TOTAL RETURN	0.73%	9.16%	23.24%	0.46%		4.89%	3.30%	1.91%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$296,577	$279,276	$228,324	103,939		$92,217	$63,897	$63,897
Ratio of expenses to average net assets before expense waiver	N/A	N/A	N/A	0.72	%(b)	0.84%	0.70%	0.70%
Ratio of expenses to average net assets after expense waiver	0.17%	0.34%	0.34%	0.34%		0.34%	0.25%	0.29%
Ratio of net investment income to average net assets	3.49%	7.14%	8.13%	9.17%		9.97%	6.66%	8.05%
Portfolio turnover rate	28.33%	41.81%	42.04%	74.43%		75.44%	58.14%	36.99%

(a) Based on average shares outstanding.
(b) Waiver was eliminated effective October 1, 2002.
(c) The percentages shown for this period are not annualized .

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Financial highlights |	TIAA-CREF Mutual Funds	continued

	Short-Term Bond Fund

							For the Period	For the Period
							April 3, 2000	March 1, 2000
							(effective date of	(commencement of
	For the Six	For the Years Ended December 31,					SEC registration)	operations) to
	Months Ended						to December 31,	December 31,
	June 30, 2005(c)	2004	2003	2002		2001	2000(c)	2000(c)

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.55	$10.69	$10.76	$10.48		$10.23	$10.01	$10.00

Gain (loss) from investment operations:
Net investment income	0.17 (a)	0.31 (a)	0.32 (a)	0.46	(a)	0.57	0.45	0.54
Net realized and unrealized gain (loss) on total investments	(0.06)	(0.13)	0.05	0.33		0.34	0.32	0.29

Total gain from investment operations	0.11	0.18	0.37	0.79		0.91	0.77	0.83

Less distributions from:
Net investment income	(0.18)	(0.30)	(0.32)	(0.45)		(0.57)	(0.49)	(0.54)
In excess of net investment income	—	—	—	—		—	(0.01)	(0.01)
Net realized gains	—	(0.02)	(0.12)	(0.06)		(0.09)	(0.05)	(0.05)

Total distributions	(0.18)	(0.32)	(0.44)	(0.51)		(0.66)	(0.55)	(0.60)

Net asset value, end of period	$10.48	$10.55	$10.69	$10.76		$10.48	$10.23	$10.23

TOTAL RETURN	1.02%	1.73%	3.51%	7.81%		9.10%	7.84%	8.51%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$223,537	$239,108	$211,083	$149,001		$61,314	$29,839	$29,839
Ratio of expenses to average net assets before expense waiver	N/A	N/A	N/A	0.63	%(b)	0.80%	0.67%	0.67%
Ratio of expenses to average net assets after expense waiver	0.15%	0.30%	0.30%	0.30%		0.30%	0.22%	0.25%
Ratio of net investment income to average net assets	1.66%	2.87%	3.00%	4.32%		5.36%	4.47%	5.45%
Portfolio turnover rate	122.22%	117.87%	176.43%	157.26%		132.21%	402.87%	387.42%

(a) Based on average shares outstanding .
(b) Waiver was eliminated effective October 1, 2002.
(c) The percentages shown for this period are not annualized .

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Financial highlights |	TIAA-CREF Mutual Funds	continued

		Tax-Exempt Bond Fund

							For the Period	For the Period
							April 3, 2000	March 1, 2000
	For the Six		For the Years Ended December 31,				(effective date of SEC	(commencement of
	Months Ended						registration) to	operations) to
	June 30, 2005(c)	2004	2003	2002		2001	December 31, 2000(c)	December 31, 2000(c)

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.93	$10.92	$10.92	$10.38		$10.46	$10.11	$10.00

Gain from investment operations:
Net investment income	0.18 (a)	0.39 (a)	0.42 (a)	0.44	(a)	0.47	0.40	0.42
Net realized and unrealized gain on total investments	0.04	0.09	0.21	0.65		0.04	0.37	0.50

Total gain from investment operations	0.22	0.48	0.63	1.09		0.51	0.77	0.92

Less distributions from:
Net investment income	(0.18)	(0.38)	(0.42)	(0.43)		(0.47)	(0.38)	(0.42)
Net realized gains	—	(0.09)	(0.21)	(0.12)		(0.12)	(0.04)	(0.04)

Total distributions	(0.18)	(0.47)	(0.63)	(0.55)		(0.59)	(0.42)	(0.46)

Net asset value, end of period	$10.97	$10.93	$10.92	$10.92		$10.38	$10.46	$10.46

TOTAL RETURN	2.06%	4.55%	5.87%	10.70%		5.00%	7.75%	9.38%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$203,138	$194,665	$168,380	$146,496		$73,674	$38,928	$38,928
Ratio of expenses to average net assets before expense waiver	N/A	N/A	N/A	0.64	%(b)	0.80%	0.67%	0.67%
Ratio of expenses to average net assets after expense waiver	0.15%	0.30%	0.30%	0.30%		0.30%	0.22%	0.25%
Ratio of net investment income to average net assets	1.67%	3.54%	3.79%	4.06%		4.48%	3.91%	4.27%
Portfolio turnover rate	36.43%	57.38%	156.76%	264.02%		298.08%	147.60%	136.41%

(a) Based on average shares outstanding .
(b) Waiver was eliminated effective October 1, 2002.
(c) The percentages shown for this period are not annualized .

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Financial highlights |	TIAA-CREF Mutual Funds	continued

	Bond Plus Fund

	For the Six	For the Years Ended December 31,
	Months Ended
	June 30, 2005(c)	2004	2003	2002		2001	2000

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.33	$10.32	$10.52	$10.18		$10.09	$9.63

Gain from investment operations:
Net investment income	0.22 (a)	0.40 (a)	0.40 (a)	0.53	(a)	0.59	0.62
Net realized and unrealized gain (loss) on total investments	0.03	0.04	0.05	0.51		0.22	0.46

Total gain from investment operations	0.25	0.44	0.45	1.04		0.81	1.08

Less distributions from:
Net investment income	(0.22)	(0.40)	(0.40)	(0.52)		(0.59)	(0.62)
Net realized gains	—	(0.03)	(0.25)	(0.18)		(0.13)	—

Total distributions	(0.22)	(0.43)	(0.65)	(0.70)		(0.72)	(0.62)

Net asset value, end of period	$10.36	$10.33	$10.32	$10.52		$10.18	$10.09

TOTAL RETURN	2.48%	4.29%	4.38%	10.50%		8.14%	11.68%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$479,736	$469,009	$426,440	$370,654		$284,865	$232,617
Ratio of expenses to average net assets before expense waiver	N/A	N/A	N/A	0.67	%(b)	0.80%	0.80%
Ratio of expenses to average net assets after expense waiver	0.15%	0.30%	0.30%	0.30%		0.30%	0.30%
Ratio of net investment income to average net assets	2.17%	3.87%	3.78%	5.10%		5.72%	6.41%
Portfolio turnover rate	51.11%	103.68%	139.58%	243.70%		233.89%	313.29	%(d)

(a)	Based on average shares outstanding.
(b)	Waiver was eliminated effective October 1, 2002.
(c)	The percentages shown for this period are not annualized.
(d)	During 2000, the Bond Plus Fund began structuring dollar roll transactions as financing transactions; had these transactions been treated for the entire year as purchases and sales, rather than as financing transactions, the portfolio turnover rate for the year ended December 31, 2000 would have been 472.03%.

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Financial highlights |	TIAA-CREF Mutual Funds	concluded

	Money Market Fund

	For the Six	For the Years Ended December 31
	Months Ended
	June 30, 2005(c)	2004	2003	2002		2001	2000

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00

Gain from investment operations:
Net investment income	0.01 (a)	0.01 (a)	0.01 (a)	0.02	(a)	0.04	0.06

Total gain from investment operations	0.01	0.01	0.01	0.02		0.04	0.06

Less distributions from:
Net investment income	(0.01)	(0.01)	(0.01)	(0.02)		(0.04)	(0.06)

Total distributions	(0.01)	(0.01)	(0.01)	(0.02)		(0.04)	(0.06)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00

TOTAL RETURN	1.23%	1.13%	0.93%	1.64%		4.08%	6.33%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$604,179	$600,695	$622,233	$696,452		$760,268	$612,046
Ratio of expenses to average net assets before expense waiver	N/A	N/A	N/A	0.67	%(b)	0.79%	0.79%
Ratio of expenses to average net assets after expense waiver	0.14%	0.29%	0.29%	0.29%		0.29%	0.29%
Ratio of net investment income to average net assets	1.22%	1.11%	0.93%	1.62%		3.94%	6.18%

(a) Based on average shares outstanding .
(b) Waiver was eliminated effective October 1, 2002.
(c) The percentages shown for this period are not annualized .

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Notes to financial statements(unaudited) |	TIAA-CREF Mutual Funds

Note 1—significant accounting policies

TIAA-CREF Mutual Funds (the “Funds”) is a Delaware statutory trust that was organized on January 13, 1997 and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 as an open-end management investment company. The International Equity, Growth Equity, Growth & Income, Managed Allocation, Bond Plus and Money Market Funds commenced operations on July 17, 1997 with a seed money investment by Teachers Insurance and Annuity Association of America (“TIAA”). The Equity Index, Social Choice Equity, High-Yield Bond, Short-Term Bond and Tax-Exempt Bond Funds commenced operations on March 1, 2000 with a seed money investment by TIAA. At June 30, 2005, TIAA had no remaining investments in the Funds. The accompanying financial statements were prepared in accordance with U.S. generally accepted accounting principles which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Valuation of investments: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. Debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Money market instruments (other than those in the Money Market Fund), with maturities of one year or less, are valued in the same manner as debt securities or derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other. For the Money Market Fund, all of its investments are valued using the amortized cost method. Investments in registered investment companies are valued at their net asset value. Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. Stock and bond index futures, which are traded on commodities exchanges, are valued at the last sales price as of the close of such commodities exchanges. Portfolio securities for which market quotations are not readily available are valued at fair value, as determined in good faith under the direction of the Board of Trustees. Portfolio securities may also be valued at fair value as determined in good faith under the direction of the Board of Trustees if events materially affecting their value occur between the time their price is determined and the time a Fund’s net asset value is calculated. The fair value of securities may be determined with the assistance of a pricing service, which attempts to calculate a fair value for securities based on numerous factors including correlations of a security’s price with securities indices and other appropriate indicators, such as ADR’s and futures contracts. Other factors may also be considered in determining

134 | 2005 Semiannual Report TIAA-CREF Mutual Funds

Notes to financial statements (unaudited)	continued

fair value, such as fundamental analytical data, market and trading trends, and public trading of similar securities of the issuer or comparable issuers.

Accounting for investments: Securities transactions are accounted for as of the trade date. Interest income is recorded as earned and includes amortization of discounts and premiums. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon thereafter as the Funds are informed of the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method for both financial statement and federal income tax purposes.

Dollar roll transactions: Certain of the Funds may enter into dollar rolls in which a Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities (same issuer and interest rate and substantially similar maturity) on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. Dollar rolls are recorded as financing transactions. Dollar rolls can enhance a Fund’s return by earning a spread between the yield on the underlying securities and short-term interest rates. The use of dollar roll transactions by the Bond Plus Fund results in borrowing requiring the presentation of a statement of cash flows.

Foreign currency transactions and translation: Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Forward foreign currency contracts: The Funds may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are “marked-to-market” at the end of each day’s trading. The Funds are also exposed to credit risk associated with counterparty nonperformance on these forward foreign currency contracts which is typically limited to the unrealized gain on each open contract.

Futures contracts: The Funds may use futures contracts to manage exposure to the equity markets or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures

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Notes to financial statements (unaudited)	continued

contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sales price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions.

Securities purchased on a when-issued or delayed delivery basis: The Funds may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Funds to the risk that the transaction may not be consummated.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

Distributions to shareholders: Distributions from net investment income, if any, for the Bond Plus, Short-Term Bond, Tax-Exempt Bond and High-Yield Bond Funds are declared and paid monthly; for the Growth & Income and Managed Allocation Funds are declared and paid quarterly; for the Growth Equity, International Equity, Social Choice Equity and Equity Index Funds are declared and paid annually; and for the Money Market Fund are declared daily and paid monthly. Distributions from realized gains, if any, are declared and paid annually for each of the Funds. Accumulated undistributed net investment income and accumulated undistributed net realized gain (loss) on total investments may include temporary and permanent book and tax differences. Temporary differences will reverse in subsequent periods and are generally due to differing book and tax treatments for the timing and recognition of gains and losses on securities, forwards, and futures, including Post October losses. Permanent differences will result in reclassifications among the respective components of net assets and are generally due to REIT adjustments, foreign currency transactions, distribution reclass, and gains on certain equity securities designated and issued by “passive foreign investment companies”.

Income taxes: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. At December 31, 2004, the following Funds had capital loss carryovers:

		Date of Expiration

	12/31/09	12/31/10	12/31/11	12/31/12	Total

International Equity Fund	$—	$36,684,291	$20,506,430	$—	$57,190,721
Growth Equity Fund	147,707,537	129,325,246	60,601,952	9,871,623	347,506,358
Growth & Income Fund	6,524,778	57,079,675	39,342,773	—	102,947,226
Social Choice Equity Fund	—	1,519,757	—	—	1,519,757
Managed Allocation Fund	—	—	17,189,720	—	17,189,720
High-Yield Bond Fund	—	4,344,978	3,834,466	—	8,179,444
Money Market Fund	—	—	1,276	—	1,276

136 | 2005 Semiannual Report TIAA-CREF Mutual Funds

Notes to financial statements (unaudited)	continued

Note 2—management agreement

Teachers Advisors, Inc. (“Advisors”), a wholly-owned subsidiary of TIAA and a registered investment advisor, provides investment advisory services for the Funds and is also responsible for providing, or obtaining at its own expense, the services reasonably necessary for the ordinary operation of the Funds. Under the terms of an Investment Management Agreement, each Fund pays Advisors a monthly fee for the management and administration of the Funds’ net assets, based on the average daily net assets of each Fund. During the six months ended June 30, 2005, Advisors received the following annual percentages of each Fund’s average daily net assets:

Investment Management Fee

International Equity Fund	0.49%
Growth Equity Fund	0.45%
Growth & Income Fund	0.43%
Equity Index	0.26%
Social Choice Equity Fund	0.27%
Managed Allocation Fund	0.00%
High-Yield Bond Fund	0.34%
Short-Term Bond Fund	0.30%
Tax-Exempt Bond Fund	0.30%
Bond Plus Fund	0.30%
Money Market Fund	0.29%

Advisors will not receive a management fee for its services to the Managed Allocation Fund. However, shareholders in the Managed Allocation Fund will indirectly bear their pro rata share of the fees and expenses incurred by the funds in which the Managed Allocation Fund invests.

The Funds publicly offer their shares, without a sales load, through their distributor, Teachers Personal Investor Services, Inc. (“TPIS”), a wholly-owned subsidiary of TIAA, which is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.

Note 3—investments

At June 30, 2005, net realized appreciation (depreciation) of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

TIAA-CREF Mutual Funds 2005 Semiannual Report | 137

Notes to financial statements (unaudited)	continued

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation
	Appreciation	Depreciation	(Depreciation)

International Equity Fund	$22,938,460	$11,257,959	$11,680,501
Growth Equity Fund	60,781,851	28,933,396	31,848,455
Growth & Income Fund	26,035,208	21,730,376	4,304,832
Equity Index	69,851,040	26,103,824	43,747,216
Social Choice Equity Fund	18,921,266	16,656,101	2,265,165
Managed Allocation Fund	33,768,891	28,071,701	5,697,190
High-Yield Bond Fund	10,845,464	2,404,535	8,440,929
Short-Term Bond Fund	603,163	1,299,630	(696,467)
Tax-Exempt Bond Fund	4,746,979	151,713	4,595,266
Bond Plus Fund	9,002,292	1,317,014	7,685,278

The following is information about the holdings of the Managed Allocation Fund in other funds as of June 30, 2005:

		% of Total
	Number of	Shares
	Shares Held	Outstanding
	in Fund	in the Fund

TIAA-CREF Mutual Funds:
International Equity Fund	5,789,647	16.69%
Growth Equity Fund	12,294,019	20.53%
High-Yield Bond Fund	1,383,533	4.30%
Short-Term Bond Fund	727,433	3.41%
Bond Plus Fund	17,495,658	37.80%
Money Market Fund	2,529,695	0.42%

TIAA-CREF Institutional Mutual Funds:
Large-Cap Value Fund - Retail Class	8,169,352	66.74%
Small-Cap Equity Fund - Retail Class	1,055,484	23.47%
Real Estate Securities Fund - Retail Class	370,393	3.46%

The Bond Plus Fund owned 372,385 shares of the High-Yield Bond Fund representing 1.16% of its total shares outstanding.

At June 30, 2005, the Equity Index Fund held open futures contracts as follows:

	Number of	Market	Expiration	Unrealized Gain
	Contracts	Value	Date	(Loss)

E-mini Russell 2000 Index	5	$321,550	September 2005	$5,816
E-mini S&P 500 Index	23	1,374,825	September 2005	(13,846)

Total				$(8,030)

138 | 2005 Semiannual Report TIAA-CREF Mutual Funds

Notes to financial statements (unaudited)	continued

Purchases and sales of portfolio securities, other than short-term money market instruments, for the Funds, other than the Money Market Fund, for the six months ended June 30, 2005 were as follows:

	Non-Government	Government	Non-Government	Government
	Purchases	Purchases	Sales	Sales

International Equity Fund	$ 297,354,532	$—	$284,169,092	$—
Growth Equity Fund	216,744,878	—	232,074,767	—
Growth & Income Fund	660,925,365	—	685,347,800	—
Equity Index Fund	17,097,947	—	19,673,734	—
Social Choice Equity Fund	19,453,751	—	2,005,186	—
Managed Allocation Fund	30,083,698	—	13,861,350	—
High-Yield Bond Fund	97,336,892	—	72,837,203	—
Short-Term Bond Fund	73,571,770	197,579,765	72,612,405	199,906,474
Tax-Exempt Bond Fund	78,628,149	—	71,549,534	—
Bond Plus Fund	44,563,668	193,606,929	46,495,804	188,354,583

Note 4—trustee fees

Each Fund, other than the Managed Allocation Fund, pays the Trustees who are not also officers or affiliated persons of the Funds, certain remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees who are also officers or affiliated persons receive no remuneration for their services as Trustees of the Funds.

Note 5—distributions to shareholders

The tax character of distributions paid to shareholders during the year ended December 31, 2004 was as follows:

		Long-Term
	Ordinary	Capital
	Income	Gain	Total

International Equity Fund	$5,778,388	$—	$5,778,388
Growth Equity Fund	4,069,378	—	4,069,378
Growth & Income Fund	7,698,525	—	7,698,525
Equity Index	7,284,691	2,145,548	9,430,239
Social Choice Equity Fund	1,553,633	—	1,553,633
Managed Allocation Fund	16,524,222	—	16,524,222
High-Yield Bond Fund	17,106,426	—	17,106,426
Short-Term Bond Fund	6,822,181	459,983	7,282,164
Tax-Exempt Bond Fund *	7,085,272	932,695	8,017,967
Bond Plus Fund	17,273,762	1,186,302	18,460,064
Money Market Fund	6,754,078	—	6,754,078

*Includes tax-exempt income of $6,412,931.

The tax character of the fiscal year 2005 distributions will be determined at the end of the fiscal year.

TIAA-CREF Mutual Funds 2005 Semiannual Report | 139

Notes to financial statements (unaudited)	continued

Note 6—line of credit

The International Equity, Growth Equity, Growth & Income, Equity Index, Social Choice Equity, Managed Allocation, High-Yield Bond and Tax-Exempt Bond Funds participate in a $2.25 billion unsecured revolving credit facility to be used for temporary purposes, including the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. Interest associated with any borrowing under the facility is charged to the borrowing accounts and mutual funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. For the six months ended June, 2005, there were no borrowings under this credit facility by the Funds.

The Bond Plus Fund participates in a letter of credit agreement in the amount of $2.0 million for the purpose of facilitating the settlement of transactions in the mortgage-backed securities market. For the six months ended June, 2005, there were no drawdowns under this agreement.

140 | 2005 Semiannual Report TIAA-CREF Mutual Funds

Board approval of investment management agreement

The funds’ trustees are responsible for overseeing the funds’ corporate policies and for adhering to fiduciary standards under the Investment Company Act of 1940. Most significantly, the Board is responsible for the initial approval and annual renewal of the funds’ investment management agreement (the “Management Agreement”) with Teachers Advisors, Inc. (“Advisors”). Under the Management Agreement, Advisors assumes responsibility for providing to, or obtaining for, the funds all of the services necessary for its ordinary operation, including investment advisory, transfer agency, dividend disbursing, custody, accounting and administrative services.

In considering whether to renew the Management Agreement, the Board, at its April 5, 2005 meeting, reviewed the following factors with respect to each fund: (1) the nature, extent and quality of services provided by Advisors to each fund; (2) the investment performance of each fund; (3) the costs of the services provided to each fund and the profits realized or to be realized by Advisors and its affiliates from their relationship with the funds; (4) the extent to which economies of scale have been realized as each fund grows; (5) whether the level of fees reflects those economies of scale for the benefit of fund investors; (6) comparisons of services and fees with contracts entered into by Advisors with other clients; and (7) any other benefits derived or anticipated to be derived by Advisors from its relationship with the funds. The factors should be viewed in their totality, with no single factor being the principal factor in determining whether to approve the renewal of the Management Agreement.

Set forth below are the general factors the Board considered for all of the funds, followed by an outline of the specific factors the Board considered for each particular fund.

Nature, Extent and Quality of Services. The Board considered that Advisors is an experienced investment advisor that has managed the TIAA-CREF Mutual Funds since 1997 and the TIAA-CREF Institutional Mutual Funds since 1999. The investment professionals of Advisors have also managed various accounts of the College Retirement Equities Fund (“CREF”) since their inception. Under the Management Agreement, Advisors is responsible for managing the assets of the funds, including conducting research, recommending investments and placing orders to buy and sell securities for the funds’ investment portfolios; active and extensive monitoring of the investment portfolios daily by various personnel with specific responsibility for the particular type of investment in question; and reporting on the investment performance of the funds to the Boards at their scheduled quarterly meetings. The Board considered that Advisors has carried out these responsibilities in a highly professional manner.

The Board considered, among other things, the performance of each of the funds, as discussed below.

TIAA-CREF Mutual Funds 2005 Semiannual Report | 141

Board approval of investment management agreement	continued

Performance. The Board considered the performance of each fund over the past year, three years and since inception and the funds’ performance as compared to their peer groups and benchmark indices. The Board considered the comparative performance and expense data for each fund prepared by an independent third party, Lipper, Inc.’s Global Fiduciary Review unit (“Lipper”) for each class of each pertinent fund, as well as fund performance against its performance benchmark. In looking at this data, the Board considered that most of the funds met their benchmarks over the long term, i.e., three years (when factoring the effect of expenses), and ranked in the top three quintiles versus their peers. For additional details about each fund of the TIAA-CREF Mutual Funds, see the fund-by-fund synopsis below.

Cost and Profitability. The Board considered the materials it received reflecting Advisors’ revenues (less reimbursements) for providing investment management and other services to the funds and that Advisors is providing these services overall at a loss. The Board considered the detailed fund-by-fund analysis of Advisors’ profitability with respect to each fund, calculated for the year ended December 31, 2004, as outlined in the synopsis below. In reviewing the profitability information provided, the Board considered that Advisors runs substantial losses when looking across classes. In addition, the Board considered that Advisors’ revenues are reasonable from a shareholder perspective, but may not be adequate when considering the nature, quality and cost of Advisors’ services to the funds.

Fees Charged by Other Advisers. The Board considered information regarding fees paid to other advisers for managing similar funds. The Board received comparative fee information for comparable peer group funds prepared by Lipper. The Board considered that the proposed advisory fee to be paid to Advisors for its services to each fund compared favorably to the advisory fees charged to other comparable funds. The Board considered that, for the most part, the fees under Advisors’ current Management Agreement with the funds are lower than those of the peer group funds identified by Lipper. See the fund-by-fund detail below.

Economies of Scale. The Board considered whether Advisors may experience economies of scale in connection with the operation of each fund. In making this determination, the Board considered that most of the funds operate at a loss to Advisors. While Advisors experiences certain economies of scale by sharing investment personnel with TIAA-CREF Investment Management, LLC and among the funds, this generally does not offset the losses. For those particular funds with a small profit, the fees currently charged are quite low, and do not contain breakpoints. While breakpoints could be an appropriate way for Advisors to share economies of scale with funds that have substantial assets or that have grown materially over the year, Advisors does not believe there is a direct relationship between the economies of scale realized by the funds and those realized by Advisors as assets increase. This is largely because any economies of scale realized by Advisors and Investment Management are across a variety of classes, services, and products and not due to the growth of a single fund.

142 | 2005 Semiannual Report TIAA-CREF Mutual Funds

Board approval of investment management agreement	continued

Fee Comparison with Other Advisors Clients. The Board considered that Advisors provides similar investment management services to each of the TIAA-CREF Institutional Mutual Funds, the TIAA-CREF Mutual Funds, TIAA-CREF Life Funds, and TIAA Separate Account VA-1, although distribution channels differ. In addition, Advisors, through its TIAA-CREF Asset Management (TCAM) division, manages large institutional client assets through unregistered commingled funds and separate accounts with similar investment strategies and investment staff. The Board considered the schedule of fees for each of the comparable funds, and the fact that all of Advisors’ fees are low in comparison to comparable funds offered by other fund companies. In addition, while the management fees may not be precisely the same for comparable funds, this is due in part to the fact that some of the comparable funds are offered through products that charge additional fees to its investors. In particular, the Board considered that the comparable funds target different types of investors and use different distribution channels, variables factored in when determining appropriate pricing of services.

Other Benefits. The Board considered that one of the benefits that accrues to the each of the funds through Advisors is that Advisors continues to be willing to waive fees and make expense reimbursements to the funds. In addition, Advisors and its affiliates may benefit from the advisory relationship with the funds to the extent this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. Also, certain investment portfolios managed by Advisors are managed in the same manner and by the same personnel as certain of the CREF Accounts, resulting in the possibility for benefits associated with economies of scale.

Fund-by-Fund Factors

The funds’ trustees considered the following specific factors during their determination to renew the investment advisory agreements for each Fund listed below:

International Equity Fund

  The fund’s current management fees are in the first quintile of the universe of comparable funds identified by Lipper for expense comparison purposes (“Expense Universe”) (Ranking 3 of 51 funds).
  The fund underperformed its benchmark for the one-year, three-year, and five- year periods and outperformed its benchmark since inception.
  For the one-year period ended 12/31/04, the fund was in the third quintile of the universe of comparable funds identified by Lipper for performance comparison purposes (“Performance Universe”) (Ranking 77 of 181 funds).
  For the three-year period ended 12/31/04, the fund was in the second quintile of its Performance Universe (Ranking 32 of 141 funds).
  Advisors had a net loss on the fund for the one-year period ended 12/31/04.
  The fund received an Overall Morningstar Rating of three stars for the period ended 12/31/04.

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Board approval of investment management agreement	continued

Growth Equity Fund

  The fund’s current management fees are in the first quintile of its Expense Universe (Ranking 2 of 74 funds).
  The fund underperformed its benchmark for the one-year, three-year, five-year and since-inception periods.
  For the one- and three-year periods ended 12/31/04, the fund was in the fourth quintile of its Performance Universe (Ranking 330 of 539 funds for the three- year period).
  Advisors had a large net loss on the fund for the one-year period ended 12/31/04.
  The Fund received an Overall Morningstar Rating of two stars for the period ended 12/31/04.

Growth & Income Fund

  The fund’s current management fees are in the first quintile of its Expense Universe (Ranking 16 of 105 funds).
  The fund underperformed its benchmark for the one-year, three-year, five-year and since-inception periods.
  For the one-year period ended 12/31/04, the fund was in the second quintile of its Performance Universe (Ranking 309 of 914 funds).
  For the three-year period ended 12/31/04, the fund was in the third quintile of its Performance Universe (Ranking 358 of 772 funds).
  Advisors had a large net loss on the fund for the one-year period ended 12/31/04.
  The fund received an Overall Morningstar Rating of two stars for the period ended 12/31/04.

Equity Index Fund

  The fund’s current management fees are in the fourth quintile of its Expense Universe (11 of 16 funds).
  The fund slightly underperformed its benchmark for its one-year, three-year and since-inception periods.
  For the one- and three-year periods ended 12/31/04, the fund was in the third quintile of its Performance Universe.
  Advisors had a large net loss on the fund for the one-year period ended 12/31/04.
  The fund received an Overall Morningstar Rating of four stars for the period ended 12/31/04.

144 | 2005 Semiannual Report TIAA-CREF Mutual Funds

Board approval of investment management agreement	continued

Social Choice Equity Fund

  The fund’s current management fees are in the first quintile of its Expense Universe (Ranking 5 of 100 funds).
  For the one-year period ended 12/31/04, the fund was in the second quintile of its Performance Universe (Ranking 242 of 697 funds).
  For the three-year period ended 12/31/04, the fund was in the third quintile of its Performance Universe (Ranking 212 of 501 funds).
  Advisors had a net loss on the fund for the one-year period ended 12/31/04.
  The fund received an Overall Morningstar Rating of four stars for the period ended 12/31/04.

Managed Allocation Fund

  The fund’s management fees are in the first quintile of its Expense Universe (Ranking 1 of 19 funds).
  For the one- and three-year periods ended 12/31/04, the fund was in the second quintile of its Performance Universe (Ranking 69 of 260 funds for the three- year period).
  Advisors had a net loss on the fund for the one-year period ended 12/31/04.
  The fund received an Overall Morningstar Rating of three stars for the period ended 12/31/04.

High-Yield Bond Fund

  The fund’s current management fees are in the first quintile of its Expense Universe (Ranking 4 of 41 funds).
  The fund slightly underperformed its benchmark for the one-year and three- year periods, and outperformed its benchmark since inception.
  For the one-year period ended 12/31/04, the fund was in the fourth quintile of its Performance Universe (Ranking 268 of 411 funds).
  For the three-year period ended 12/31/04, the fund was in the third quintile of its Performance Universe (Ranking 164 of 341 funds).
  Advisors had a net loss on the fund for the one-year period ended 12/31/04.
  The fund received an Overall Morningstar Rating of three stars for the period ended 12/31/04.

Short-Term Bond Fund

  The fund’s current management fees are in the first quintile of its Expense Universe (Ranking 3 of 15 funds).
  The fund outperformed its benchmark for its one-year, three-year and since- inception periods.
  For the one-year period ended 12/31/04, the fund was in the fourth quintile of its Performance Universe (Ranking 106 of 150 funds).
  For the three-year period ended 12/31/04, the fund was in the third quintile of its Performance Universe (Ranking 66 of 113 funds).
  Advisors had a net loss on the fund for the one-year period ended 12/31/04.
  The fund received an Overall Morningstar Rating of four stars for the period ended 12/31/04.

TIAA-CREF Mutual Funds 2005 Semiannual Report | 145

Board approval of investment management agreement	concluded

Tax-Exempt Bond Fund

  The fund’s current management fees are in the second quintile of its Expense Universe (Ranking 10 of 34 funds).
  The fund outperformed its benchmark for its one-year, three-year and since- inception periods.
  For the one- and three-year periods ended 12/31/04, the fund was in the first quintile of its Performance Universe (Ranking 14 of 266 funds for the three-year period).
  Advisors had a net loss on the fund for the one-year period ended 12/31/04.
  The fund received an Overall Morningstar Rating of four stars for the period ended 12/31/04.

Bond Plus Fund

  The fund’s current management fees are in the first quintile of its Expense Universe (Ranking 11 of 69 funds).
  The fund underperformed its benchmark for one-year period and outperformed its benchmark for its three-year and since-inception periods.
  For the one-year period ended 12/31/04, the fund was in the second quintile of its Performance Universe (Ranking 268 of 411 funds).
  For the three-year period ended 12/31/04, the fund was in the first quintile of its Performance Universe (Ranking 164 of 341 funds).
  Advisors had a net loss on the fund for the one-year period ended 12/31/04.
  The fund received an Overall Morningstar Rating of four stars for the period ended 12/31/04.

Money Market Fund

  The fund’s current management fees are in the second quintile of its Expense Universe (Ranking 47 of 164 funds).
  The fund outperformed its benchmark for the one-year, three-year, five-year and since-inception periods.
  For the one- and three-year periods ended 12/31/04, the fund was in the first quintile of its Performance Universe (Ranking 8 of 344 funds for the three-year period).
  Advisors had a net loss on the fund for the one-year period ended 12/31/04.

Based on these factors, and the information provided, the Board approved the continuation of the Management Agreement covering each of the funds. The trustees were advised by separate independent legal counsel throughout the review process.

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funds and verify credited premiums.
800 842-2252	TIAA-CREF TRUST COMPANY, FSB
24 hours a day, 7 days a week	Asset management, trust administration,
estate planning, planned giving and
TELEPHONE COUNSELING CENTER	endowment management
Retirement saving and planning, income	888 842-9001
options and payments, and tax reporting	8 a.m. to 5 p.m. CT, Monday–Friday
800 842-2776
8 a.m. to 10 p.m. ET, Monday–Friday	TIAA-CREF TUITION FINANCING, INC.
9 a.m. to 6 p.m. ET, Saturday	Tuition financing programs
888 381-8283
8 a.m. to 11 p.m. ET, Monday–Friday

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., distribute securities products. You should consider the investment objectives, risks, charges and expenses carefully before investing. Please call 800 223-1200 or visit www.tiaa-cref.org for a prospectus that contains this and other information. Please read the prospectus carefully before investing. Teachers Insurance and Annuity Association (TIAA), New York, NY, and TIAA-CREF Life Insurance Co., New York, NY, issue insurance and annuities. TIAA-CREF Trust Company, FSB, provides trust services. TIAA-CREF Tuition Financing, Inc. (TFI) is the program manager for 529 College Savings Plans. Investment products are not FDIC insured, may lose value and are not bank guaranteed.

©2005 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF),
New York, NY 10017

730 Third Avenue
New York, NY 10017-3206

Printed on recycled paper
C34061

A10842
08/05

Item 2. Code of Ethics.

     The Board of Trustees of the TIAA-CREF Mutual Funds (the “Registrant”) has a code of ethics for senior financial officers, including its principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

     During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

Item 6. Statement of Investments (Investments in Securities of Unaffiliated Issuers).

TIAA-CREF MUTUAL FUNDS
International Equity Fund
Summary By Country (Unaudited)
June 30, 2005

	Value	%

DOMESTIC
UNITED STATES	$5,670,423	1.56

TOTAL DOMESTIC	5,670,423	1.56

FOREIGN
AUSTRALIA	17,823,794	4.90
DENMARK	1,672,703	0.46
FINLAND	12,465,495	3.43
FRANCE	41,127,284	11.32
GERMANY	52,619,200	14.48
HONG KONG	8,501,425	2.34
INDIA	2,304,257	0.63
ITALY	18,150,990	4.99
JAPAN	74,720,489	20.56
NETHERLANDS	9,642,858	2.65
NEW ZEALAND	799,365	0.22
SINGAPORE	2,840,415	0.78
SPAIN	9,448,451	2.60
SWEDEN	490,380	0.14
SWITZERLAND	52,637,030	14.48
UNITED KINGDOM	52,549,788	14.46

TOTAL FOREIGN	357,793,924	98.44

TOTAL PORTFOLIO	$363,464,347	100.00

TIAA-CREF MUTUAL FUNDS - International Equity Fund

TIAA-CREF MUTUAL FUNDS
INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2005

SHARES			VALUE

COMMON STOCKS - 99.55%
APPAREL AND OTHER TEXTILE PRODUCTS - 0.36%
44,000		Kuraray Co Ltd	$415,836
381,000		Toyobo Co Ltd	887,177

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,303,013

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.30%
259,000		Fuji Heavy Industries Ltd	1,074,638

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,074,638

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.71%
35,000		Sumitomo Forestry Co Ltd	337,264
277,619		Wolseley plc	5,822,065

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	6,159,329

BUSINESS SERVICES - 5.37%
29	*	Access Co Ltd	590,907
164,001		Adecco S.A. (Regd)	7,442,738
435,979		Cintra Concesiones de Infraestructuras de Transporte S.A.	5,109,440
8,300		Otsuka Corp	701,654
1,543		Rakuten, Inc	1,225,915
6,900		SAP AG.	1,196,600
26,500		Secom Co Ltd	1,137,996
44,000		Sumisho Computer Systems Corp	1,028,612
12,600		Sumisho Lease Co Ltd	438,408
16,000		Tata Consultancy Services Ltd	496,537

		TOTAL BUSINESS SERVICES	19,368,807

CHEMICALS AND ALLIED PRODUCTS - 10.46%
130,775		GlaxoSmithKline plc	3,161,306
1,170,000		Global Bio-Chem Technology Group Co Ltd	724,554
93,000	*	Global Bio-Chem Technology Group Co Ltd Wts 05/31/07	1,555
41,700		JSR Corp	873,378
59,000		Kaken Pharmaceutical Co Ltd	404,064
31,000		Kao Corp	729,026
22,100		Kose Corp	762,239
125,026		Lonza Group AG. (Regd)	6,908,640
157,000		Nippon Paint Co Ltd	578,993
64,728		Novartis AG. (Regd)	3,074,028
7,500		Ono Pharmaceutical Co Ltd	355,138
171,327		Reckitt Benckiser plc	5,034,843
10,177		Roche Holding AG. (Genusscheine)	1,284,505
115,479		Sanofi-Aventis	9,461,375
14,985		Shin-Etsu Chemical Co Ltd	567,487
32,000		Taisho Pharmaceutical Co Ltd	621,818
42,522		Takeda Pharmaceutical Co Ltd	2,104,517
234,000		Teijin Ltd	1,083,893

		TOTAL CHEMICALS AND ALLIED PRODUCTS	37,731,359

TIAA-CREF MUTUAL FUNDS - International Equity Fund

SHARES			VALUE

COMMUNICATIONS - 3.83%
111,154		Deutsche Telekom AG. (Regd)	$2,048,760
320		KDDI Corp	1,478,228
480,808		KPN NV	4,022,859
961		SKY Perfect Communications, Inc	723,277
73,851		Telecom Corp of New Zealand Ltd	308,950
81,345		Telefonica S.A.	1,327,580
1,597,609		Vodafone Group plc	3,885,829

		TOTAL COMMUNICATIONS	13,795,483

DEPOSITORY INSTITUTIONS - 16.15%
2,000	v*	Ashikaga Financial Group, Inc	-
58,134		Australia & New Zealand Banking Group Ltd	961,285
378,428	*	Bayerische Hypo-und Vereinsbank AG.	9,815,707
28,284		BNP Paribas	1,932,584
45,285		DBS Group Holdings Ltd	382,810
395,667		Depfa Bank plc	6,350,530
20,426		Deutsche Bank AG. (Regd)	1,590,289
45,338		Hang Seng Bank Ltd	616,608
226,625		HSBC Holdings plc (United Kingdom)	3,605,426
154		Mitsubishi Tokyo Financial Group, Inc	1,299,332
397		Mizuho Financial Group, Inc	1,786,169
436,000	*	Resona Holdings, Inc	807,605
343,783		Royal Bank of Scotland Group plc	10,355,253
468,000		Shinsei Bank Ltd	2,513,939
66		Sumitomo Mitsui Financial Group Inc	444,225
195,000		Sumitomo Trust & Banking Co Ltd	1,181,128
24,183		Suncorp-Metway Ltd	369,824
130,902		UBS AG. (Regd)	10,207,672
602,785		UniCredito Italiano S.p.A.	3,179,340
56,444		Westpac Banking Corp	855,783

		TOTAL DEPOSITORY INSTITUTIONS	58,255,509

EDUCATIONAL SERVICES - 0.12%
13,300		Benesse Corp	425,448

		TOTAL EDUCATIONAL SERVICES	425,448

ELECTRIC, GAS, AND SANITARY SERVICES - 2.33%
91,648		Australian Gas Light Co Ltd	992,438
902,389		Centrica plc	3,738,342
202,000		Hong Kong & China Gas Co Ltd	409,765
717,300		Nissin Co Ltd	1,341,052
44,507		Tata Power Co Ltd	384,213
2,236,000		Xinao Gas Holdings Ltd	1,550,370

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	8,416,180

TIAA-CREF MUTUAL FUNDS - International Equity Fund

SHARES	VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 3.96%
8,815		Advantest Corp	$649,016
153,643		Ericsson (LM) (B Shs)	490,380
4,700		Hirose Electric Co Ltd	515,482
51,467		Kudelski S.A. (Br)	1,877,065
32,100		Kyocera Corp	2,449,118
32,600		Melco Holdings, Inc	756,182
120,000		NEC Corp	645,954
136,938		Nokia Oyj	2,279,458
8,600		Rohm Co Ltd	825,138
47,578		Satyam Computer Services Ltd	553,180
93,000		Sharp Corp	1,448,400
41,700		Sony Corp	1,432,795
36,000		Sumitomo Electric Industries Ltd	367,125

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	14,289,293

FABRICATED METAL PRODUCTS - 0.27%
116,000		NHK Spring Co Ltd	973,145

		TOTAL FABRICATED METAL PRODUCTS	973,145

FOOD AND KINDRED PRODUCTS - 2.54%
73,576		Coca-Cola Amatil Ltd	441,771
56,931		Groupe Danone	4,990,110
254,000		Nichirei Corp	986,238
490,000		Nisshin Oillio Group Ltd	2,739,572

		TOTAL FOOD AND KINDRED PRODUCTS	9,157,691

FOOD STORES - 2.03%
126	v*	Casino Guichard-Perrachon S.A. Wts 12/15/05	8
1,208,675		Tesco plc	6,888,739
35,323		Woolworths Ltd	443,283

		TOTAL FOOD STORES	7,332,030

FURNITURE AND HOMEFURNISHINGS STORES - 0.26%
80,200		Hitachi Maxell Ltd	941,931

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	941,931

GENERAL BUILDING CONTRACTORS - 0.61%
7,677		Bilfinger Berger AG.	357,472
4,512,000		Shanghai Forte Land Co	1,170,224
60,000		Sumitomo Realty & Development Co Ltd	668,670

		TOTAL GENERAL BUILDING CONTRACTORS	2,196,366

HEAVY CONSTRUCTION, EXCEPT BUILDING - 3.04%
131,809		Vinci S.A.	10,958,334

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	10,958,334

TIAA-CREF MUTUAL FUNDS - International Equity Fund

SHARES			VALUE

HOLDING AND OTHER INVESTMENT OFFICES - 4.52%
22,099		Housing Development Finance Corp	$448,077
24,000		iShares MSCI EAFE Index Fund	1,257,360
96,318		Macquarie Infrastructure Group	303,867
43,700		Nobel Biocare Holding AG.	8,853,295
744,500		Noble Group Ltd	637,543
1,007,000		Orient Corp	3,565,097
155,000		Sumitomo Corp	1,237,007

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	16,302,246

HOTELS AND OTHER LODGING PLACES - 3.30%
254,452		Accor S.A.	11,902,771

		TOTAL HOTELS AND OTHER LODGING PLACES	11,902,771

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.56%
1,202,860		Futuris Corp Ltd	1,666,488
202,000		Komatsu Ltd	1,562,114
222,000		NSK Ltd	1,135,928
160,418		Rheinmetall AG.	8,083,018
10,300		Riso Kagaku Corp	403,495
964,700		Rolls-Royce Group plc (B Shs)	1,738

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	12,852,781

INSTRUMENTS AND RELATED PRODUCTS - 0.27%
23,800		Tokyo Seimitsu Co Ltd	955,478

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	955,478

INSURANCE CARRIERS - 1.13%
258,000		Aioi Insurance Co Ltd	1,314,892
187,554		AMP Ltd	921,257
141,406		Insurance Australia Group Ltd	645,456
113,000		Nipponkoa Insurance Co Ltd	732,064
132,670		Promina Group Ltd	474,352

		TOTAL INSURANCE CARRIERS	4,088,021

METAL MINING - 0.31%
20,104		Rio Tinto Ltd	682,994
192,771	*	Zinifex Ltd	443,334

		TOTAL METAL MINING	1,126,328

TIAA-CREF MUTUAL FUNDS - International Equity Fund

SHARES		VALUE

MISCELLANEOUS RETAIL - 0.30%
628,397	Pacific Brands Ltd	$1,082,029

	TOTAL MISCELLANEOUS RETAIL	1,082,029

NONDEPOSITORY INSTITUTIONS - 3.11%
109,189	Deutsche Postbank AG.	5,347,145
143,895	Hypo Real Estate Holding	5,451,607
11,800	ICICI Bank Ltd	113,893
131,833	Industrial Development Bank of India Ltd	308,358

	TOTAL NONDEPOSITORY INSTITUTIONS	11,221,003

OIL AND GAS EXTRACTION - 0.82%
186,755	Origin Energy Ltd	1,080,455
1,894,000		PetroChina Co Ltd (Class H)	1,391,436
6,050		Shell Transport & Trading Co plc	58,604
19,858		Woodside Petroleum Ltd	441,686

		TOTAL OIL AND GAS EXTRACTION	2,972,181

PAPER AND ALLIED PRODUCTS - 0.84%
310,400		Carter Holt Harvey Ltd	490,414
88,000		NGK Insulators Ltd	853,798
39,055		TDC a/s	1,672,703

		TOTAL PAPER AND ALLIED PRODUCTS	3,016,915

PETROLEUM AND COAL PRODUCTS - 9.54%
605,429		BP plc	6,298,917
1,198,500	*	China Shenhua Energy Co Ltd	1,156,362
272,790		ENI S.p.A.	7,012,131
634,996		Fortum Oyj	10,186,037
228,000		Nippon Oil Corp	1,544,146
118,614		Repsol YPF S.A.	3,011,431
50,863		Royal Dutch Petroleum Co	3,307,913
8,040		Total S.A.	1,882,103

		TOTAL PETROLEUM AND COAL PRODUCTS	34,399,040

PRIMARY METAL INDUSTRIES - 1.62%
185,798		BHP Billiton Ltd	2,540,714
126,000		NEOMAX Co Ltd	2,777,080
224,000		Nippon Steel Corp	518,172

		TOTAL PRIMARY METAL INDUSTRIES	5,835,966

PRINTING AND PUBLISHING - 1.83%
166,086		Reed Elsevier NV	2,312,086
387,092		Reed Elsevier plc	3,698,726
227,936		Singapore Press Holdings Ltd	579,865

		TOTAL PRINTING AND PUBLISHING	6,590,677

TIAA-CREF MUTUAL FUNDS - International Equity Fund

SHARES			VALUE

RAILROAD TRANSPORTATION - 0.27%
159,368		Brambles Industries Ltd	$988,188

		TOTAL RAILROAD TRANSPORTATION	988,188

REAL ESTATE - 0.60%
20	*	City Developments Ltd Wts 05/10/06	60
180,000		Tokyo Tatemono Co Ltd	1,203,118
72,339		Westfield Group	975,937

		TOTAL REAL ESTATE	2,179,115

SECURITY AND COMMODITY BROKERS - 1.26%
150,000		Itochu Corp	754,556
41,894		Julius Baer Holding AG.	2,563,804
11,128		Macquarie Bank Ltd	505,059
67,900		Matsui Securities Co Ltd	724,829

		TOTAL SECURITY AND COMMODITY BROKERS	4,548,248

STONE, CLAY, AND GLASS PRODUCTS - 3.92%
328,049		CSR Ltd	667,722
171,582		Holcim Ltd (Regd)	10,425,283
9,200		Hoya Corp	1,057,915
224,000		Nippon Sheet Glass Co Ltd	873,256
413,000		Sumitomo Osaka Cement Co Ltd	1,093,733

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	14,117,909

TRANSPORTATION BY AIR - 0.17%
71,500		Swire Pacific Ltd (A Shs)	630,255

		TOTAL TRANSPORTATION BY AIR	630,255

TRANSPORTATION EQUIPMENT - 5.64%
159,897		DaimlerChrysler AG. (Regd)	6,472,798
3,295		ElringKlinger AG.	236,663
1,098,279	*	Fiat S.p.A.	7,959,519
168,000		Keppel Corp Ltd	1,240,138
6,700		Toyota Industries Corp	182,281
119,100		Toyota Motor Corp	4,254,013

		TOTAL TRANSPORTATION EQUIPMENT	20,345,412

TRANSPORTATION SERVICES - 0.00%
162		Ship Finance International Ltd	3,063

		TOTAL TRANSPORTATION SERVICES	3,063

TRUCKING AND WAREHOUSING - 0.26%
170,000		Sumitomo Warehouse Co Ltd	918,632

		TOTAL TRUCKING AND WAREHOUSING	918,632

TIAA-CREF MUTUAL FUNDS - International Equity Fund

SHARES			VALUE

WATER TRANSPORTATION - 0.51%
1,728,000	*	COSCO Holdings	$850,295
162,000		Mitsui OSK Lines Ltd	994,585

		TOTAL WATER TRANSPORTATION	1,844,880

WHOLESALE TRADE-DURABLE GOODS - 0.86%
22,300		Kuroda Electric Co Ltd	522,990
77,200		Terumo Corp	2,223,180
11,205		Wesfarmers Ltd	339,873

		TOTAL WHOLESALE TRADE-DURABLE GOODS	3,086,043

WHOLESALE TRADE-NONDURABLE GOODS - 1.57%
99,241		Altana AG.	5,668,610

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	5,668,610

		TOTAL COMMON STOCKS
		(Cost $347,373,846)	359,054,347

PRINCIPAL

SHORT-TERM INVESTMENTS - 1.22%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.22%
$4,410,000		Federal Home Loan Bank (FHLB), 2.950%, 07/01/05	4,410,000

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	4,410,000

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,410,000)	4,410,000

	TOTAL PORTFOLIO - 100.77%
	(Cost $351,783,846)	363,464,347

	OTHER ASSETS & LIABILITIES, NET - (0.77%)	(2,776,888)

	NET ASSETS - 100.00%	$360,687,459

*	Non-income producing
v	Security valued at fair value

	For ease of presentation, we have grouped a number of industry classification categories
	together in the Statement of investments. Note that the Funds use more specific industry
	categories in following their investment limitations on industry concentration.

TIAA-CREF MUTUAL FUNDS - Growth Equity Fund

TIAA-CREF MUTUAL FUNDS
GROWTH EQUITY FUND
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2005

SHARES			VALUE

COMMON STOCKS - 99.92%

APPAREL AND ACCESSORY STORES - 1.68%
161,056	*	Kohl's Corp	$9,004,641

		TOTAL APPAREL AND ACCESSORY STORES	9,004,641

APPAREL AND OTHER TEXTILE PRODUCTS - 0.73%
90,925		Polo Ralph Lauren Corp	3,919,777

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	3,919,777

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.45%
41,479		Lowe's Cos	2,414,907

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	2,414,907

BUSINESS SERVICES - 12.08%
188,158		Adobe Systems, Inc	5,385,082
33,245	*	Autodesk, Inc	1,142,631
94,377		Automatic Data Processing, Inc	3,961,003
39,245	*	Cognizant Technology Solutions Corp	1,849,617
213,047	*	eBay, Inc	7,032,681
115,515	*	Electronic Arts, Inc	6,539,304
36,584	*	Google, Inc (Class A)	10,761,184
192	*	IAC/InterActiveCorp Wts 02/04/09	4,389
80,629	*	McAfee, Inc	2,110,867
48,535	*	Mercury Interactive Corp	1,861,803
379,003		Microsoft Corp	9,414,435
43,915	*	Oracle Corp	579,678
125,301		SAP AG. (Spon ADR)	5,425,533
14,280	*	Shanda Interactive Entertainment Ltd	525,361
18,700	*	Sina Corp	521,730
603	*	SoftBrands, Inc	1,082
26,750	*	Sohu.com, Inc	586,360
62	v*	Vast Solutions, Inc (Class B1)	-
62	v*	Vast Solutions, Inc (Class B2)	-
62	v*	Vast Solutions, Inc (Class B3)	-
204,119	*	Yahoo!, Inc	7,072,723

		TOTAL BUSINESS SERVICES	64,775,463

CHEMICALS AND ALLIED PRODUCTS - 14.21%
23,629	*	American Pharmaceutical Partners, Inc	974,696
196,875	*	Amgen, Inc	11,903,063
15,789		Colgate-Palmolive Co	788,029
72,371		Dow Chemical Co	3,222,681
99,744	*	Genentech, Inc	8,007,448
33,589	*	Gilead Sciences, Inc	1,477,580
266,830		Gillette Co	13,509,603
139,015		Lilly (Eli) & Co	7,744,526

TIAA-CREF MUTUAL FUNDS - Growth Equity Fund

SHARES			VALUE

205,082		Procter & Gamble Co	$10,818,076
347,360		Schering-Plough Corp	6,620,682
108,330	*	Sepracor, Inc	6,500,883
147,783		Teva Pharmaceutical Industries Ltd (Spon ADR)	4,601,963

		TOTAL CHEMICALS AND ALLIED PRODUCTS	76,169,230

COMMUNICATIONS - 1.83%
3,400	b,v*	Advanced Radio Telecom Corp	1
400	b,v*	Convergent Communications, Inc	-
15,300	b,v*	Global Telesystems, Inc	18
5,115	*	Level 3 Communications, Inc	10,383
234,733		Sprint Corp	5,889,450
1,500	b,v*	Teligent, Inc (Class A)	2
800	b,v*	U.S. Wireless Corp	-
644	b,v*	Viatel, Inc	16
116,159	*	XM Satellite Radio Holdings, Inc	3,909,913

		TOTAL COMMUNICATIONS	9,809,783

EATING AND DRINKING PLACES - 0.47%
63,507	*	Brinker International, Inc	2,543,455

		TOTAL EATING AND DRINKING PLACES	2,543,455

ELECTRIC, GAS, AND SANITARY SERVICES - 0.62%
20,962		Dominion Resources, Inc	1,538,401
34,907		Exelon Corp	1,791,776

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	3,330,177

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 20.87%
176,438		Analog Devices, Inc	6,582,902
81,556	*	Broadcom Corp (Class A)	2,896,054
1,162,644	*	Cisco Systems, Inc	22,218,127
910,946		General Electric Co	31,564,279
20,479		Harman International Industries, Inc	1,666,171
363,619		Intel Corp	9,475,911
90,759	*	Marvell Technology Group Ltd	3,452,472
519,167		Motorola, Inc	9,479,989
214,861		National Semiconductor Corp	4,733,388
91,682	*	Network Appliance, Inc	2,591,850
389,915		Qualcomm, Inc	12,871,094
170,691		Xilinx, Inc	4,352,621

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	111,884,858

FOOD AND KINDRED PRODUCTS - 3.30%
35,142		Campbell Soup Co	1,081,319
155,158	*	Constellation Brands, Inc (Class A)	4,577,161
223,185		PepsiCo, Inc	12,036,367

		TOTAL FOOD AND KINDRED PRODUCTS	17,694,847

TIAA-CREF MUTUAL FUNDS - Growth Equity Fund

SHARES		VALUE

FURNITURE AND FIXTURES - 0.06%
6,179	Hillenbrand Industries, Inc	$312,348

	TOTAL FURNITURE AND FIXTURES	312,348

FURNITURE AND HOMEFURNISHINGS STORES - 1.56%
200,417	*	Bed Bath & Beyond, Inc	8,373,422

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	8,373,422

GENERAL MERCHANDISE STORES - 2.14%
134,597		Target Corp	7,323,423
86,273		Wal-Mart Stores, Inc	4,158,359

		TOTAL GENERAL MERCHANDISE STORES	11,481,782

HEALTH SERVICES - 3.65%
153,640	*	Caremark Rx, Inc	6,840,053
154,886	*	Express Scripts, Inc	7,741,202
189,838		Health Management Associates, Inc (Class A)	4,969,959

		TOTAL HEALTH SERVICES	19,551,214

HOLDING AND OTHER INVESTMENT OFFICES - 0.94%
104,450		iShares Russell 1000 Growth Index Fund	5,013,600

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	5,013,600

HOTELS AND OTHER LODGING PLACES - 2.11%
77,388	*	Las Vegas Sands Corp	2,766,621
145,409		Starwood Hotels & Resorts Worldwide, Inc	8,516,605

		TOTAL HOTELS AND OTHER LODGING PLACES	11,283,226

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.14%
34,481		3M Co	2,492,976
25,663	*	Apple Computer, Inc	944,655
340,665		Applied Materials, Inc	5,511,960
4,299		Caterpillar, Inc	409,738
391,263	*	Dell, Inc	15,458,801
45,625		Eaton Corp	2,732,938

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	27,551,068

INSTRUMENTS AND RELATED PRODUCTS - 6.02%
220,414		Medtronic, Inc	11,415,241
256,746	*	St. Jude Medical, Inc	11,196,693
126,509	*	Zimmer Holdings, Inc	9,636,191

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	32,248,125

INSURANCE AGENTS, BROKERS AND SERVICE - 0.25%
49,224		Marsh & McLennan Cos, Inc	1,363,505

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	1,363,505

TIAA-CREF MUTUAL FUNDS - Growth Equity Fund

SHARES			VALUE

INSURANCE CARRIERS - 1.92%
53,765		Aetna, Inc	$4,452,817
59,353		Progressive Corp	5,864,670

		TOTAL INSURANCE CARRIERS	10,317,487

LEATHER AND LEATHER PRODUCTS - 0.46%
72,874	*	Coach, Inc	2,446,380

		TOTAL LEATHER AND LEATHER PRODUCTS	2,446,380

MISCELLANEOUS RETAIL - 1.10%
37,413		CVS Corp	1,087,596
226,229		Staples, Inc	4,823,202

			5,910,798

MOTION PICTURES - 1.05%
347,580		News Corp (Class A)	5,623,844

		TOTAL MOTION PICTURES	5,623,844

NONDEPOSITORY INSTITUTIONS - 3.01%
223,549		American Express Co	11,899,513
83,646		SLM Corp	4,249,217

		TOTAL NONDEPOSITORY INSTITUTIONS	16,148,730

OIL AND GAS EXTRACTION - 2.45%
96,787		Baker Hughes, Inc	4,951,623
48,230		EOG Resources, Inc	2,739,464
87,828		Halliburton Co	4,199,935
22,732	*	Transocean, Inc	1,226,846

		TOTAL OIL AND GAS EXTRACTION	13,117,868

PETROLEUM AND COAL PRODUCTS - 0.61%
56,567		ExxonMobil Corp	3,250,905

		TOTAL PETROLEUM AND COAL PRODUCTS	3,250,905

PRIMARY METAL INDUSTRIES - 0.62%
198,603	*	Corning, Inc	3,300,782

		TOTAL PRIMARY METAL INDUSTRIES	3,300,782

SECURITY AND COMMODITY BROKERS - 1.61%
144,348	*	Ameritrade Holding Corp	2,683,429
48,006		Goldman Sachs Group, Inc	4,897,572
20,333		Morgan Stanley	1,066,873

		TOTAL SECURITY AND COMMODITY BROKERS	8,647,874

TIAA-CREF MUTUAL FUNDS - Growth Equity Fund

SHARES			VALUE

TRANSPORTATION BY AIR - 0.42%
161,999		Southwest Airlines Co	$2,256,646

		TOTAL TRANSPORTATION BY AIR	2,256,646

TRANSPORTATION EQUIPMENT - 3.81%
82,829		Boeing Co	5,466,714
37,529		General Dynamics Corp	4,110,927
700	v*	Mascotech (Escrow)	-
49,779		Northrop Grumman Corp	2,750,290
157,913		United Technologies Corp	8,108,833

		TOTAL TRANSPORTATION EQUIPMENT	20,436,764

WATER TRANSPORTATION - 1.55%
74,637		Carnival Corp	4,071,448
87,855		Royal Caribbean Cruises Ltd	4,248,668

		TOTAL WATER TRANSPORTATION	8,320,116

WHOLESALE TRADE-DURABLE GOODS - 3.07%
253,191		Johnson & Johnson	16,457,415

		TOTAL WHOLESALE TRADE-DURABLE GOODS	16,457,415

WHOLESALE TRADE-NONDURABLE GOODS - 0.13%
19,015		Sysco Corp	688,153

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	688,153

		TOTAL COMMON STOCKS
		(Cost $503,800,735)	535,649,190

PRINCIPAL

SHORT-TERM INVESTMENTS - 0.73%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.73%
$ 3,930,000		Federal Home Loan Bank (FHLB), 2.950%, 07/01/05	3,930,000

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	3,930,000

		TOTAL SHORT TERM INVESTMENTS
		(Cost $3,930,000)	3,930,000

		TOTAL PORTFOLIO - 100.65%
		(Cost $507,730,735)	539,579,190

		OTHER ASSETS & LIABILITIES, NET - (0.65%)	(3,499,929)

TIAA-CREF MUTUAL FUNDS - Growth Equity Fund

VALUE

	NET ASSETS - 100.00%	$536,079,261

*	Non-income producing
b	In bankruptcy

v	Security valued at fair value

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF MUTUAL FUNDS - Growth & Income Fund

TIAA-CREF MUTUAL FUNDS
GROWTH & INCOME FUND
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2005

SHARES			VALUE

COMMON STOCKS - 100.01%
APPAREL AND ACCESSORY STORES - 0.83%
114,536		Gap, Inc	$2,262,086
34,317	*	Urban Outfitters, Inc	1,945,431

		TOTAL APPAREL AND ACCESSORY STORES	4,207,517

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.38%
33,147		Lowe's Cos	1,929,818

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	1,929,818

BUSINESS SERVICES - 6.46%
118,958	*	Amdocs Ltd	3,144,060
109,184		Automatic Data Processing, Inc	4,582,452
10,522	*	Google, Inc (Class A)	3,095,046
43,874	*	Hyperion Solutions Corp	1,765,490
61,893	*	Mercury Interactive Corp	2,374,215
355,750		Microsoft Corp	8,836,830
199,600	*	Oracle Corp	2,634,720
20,200	*	Take-Two Interactive Software, Inc	514,090
83,647		Waste Management, Inc	2,370,556
98,202	*	Yahoo!, Inc	3,402,699

		TOTAL BUSINESS SERVICES	32,720,158

CHEMICALS AND ALLIED PRODUCTS - 14.50%
42,430	*	Amgen, Inc	2,565,318
234,318	*	Andrx Corp	4,758,999
113,981		Avon Products, Inc	4,314,181
83,025		Dow Chemical Co	3,697,103
51,005		Du Pont (E.I.) de Nemours & Co	2,193,725
85,281	*	Gilead Sciences, Inc	3,751,511
146,099		Gillette Co	7,396,992
103,411		Lilly (Eli) & Co	5,761,027
60,114		Merck & Co, Inc	1,851,511
60,321		Monsanto Co	3,792,381
82,648	*	OSI Pharmaceuticals, Inc	3,377,824
263,833		Pfizer, Inc	7,276,514
52,300		Rohm & Haas Co	2,423,582
70,871		Sanofi-Aventis (ADR)	2,905,002
320,139		Schering-Plough Corp	6,101,849
122,407		Teva Pharmaceutical Industries Ltd (Spon ADR)	3,811,754
166,982		Wyeth	7,430,699

		TOTAL CHEMICALS AND ALLIED PRODUCTS	73,409,972

TIAA-CREF MUTUAL FUNDS - Growth & Income Fund

SHARES			VALUE

COMMUNICATIONS - 2.71%
270,623		BellSouth Corp	$7,190,453
22,729	*	NCR Corp	798,242
195,233		Sprint Corp	4,898,396
23,951	v	Telus Corp (non vtg)	814,574

		TOTAL COMMUNICATIONS	13,701,665

DEPOSITORY INSTITUTIONS - 9.30%
242,082		Bank of America Corp	11,041,360
180,465		Citigroup, Inc	8,342,897
278,081		JPMorgan Chase & Co	9,821,821
99		National City Corp	3,378
172,958		Northern Trust Corp	7,885,155
23,800		SunTrust Banks, Inc	1,719,312
222,311		U.S. Bancorp	6,491,481
29,210		Wells Fargo & Co	1,798,752

		TOTAL DEPOSITORY INSTITUTIONS	47,104,156

EATING AND DRINKING PLACES - 1.77%
214,962	*	Brinker International, Inc	8,609,228
10,158	*	Texas Roadhouse, Inc (Class A)	352,991

		TOTAL EATING AND DRINKING PLACES	8,962,219

ELECTRIC, GAS, AND SANITARY SERVICES - 3.01%
171,300	*	Allegheny Energy, Inc	4,320,186
135,034		Exelon Corp	6,931,295
64,215		PG&E Corp	2,410,631
26,596		PPL Corp	1,579,270

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	15,241,382

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 11.71%
2,565,860	*	Alstom	2,547,213
108,353		Analog Devices, Inc	4,042,650
68,806	*	Broadcom Corp (Class A)	2,443,301
415,459	*	Cisco Systems, Inc	7,939,421
577,800		General Electric Co	20,020,770
127,457	*	Integrated Device Technology, Inc	1,370,163
186,131		Intel Corp	4,850,574
75,684		Maxim Integrated Products, Inc	2,891,886
247,167		Motorola, Inc	4,513,269
44,570	*	Power Integrations, Inc	961,375
182,793		Qualcomm, Inc	6,033,997
66,243		Xilinx, Inc	1,689,197

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	59,303,816

FOOD AND KINDRED PRODUCTS - 2.65%
69,796		Coca-Cola Co	2,913,983
195,087		PepsiCo, Inc	10,521,042

		TOTAL FOOD AND KINDRED PRODUCTS	13,435,025

TIAA-CREF MUTUAL FUNDS - Growth & Income Fund

SHARES			VALUE

FOOD STORES - 0.43%
114,105	*	Kroger Co	$2,171,418

		TOTAL FOOD STORES	2,171,418

FURNITURE AND HOMEFURNISHINGS STORES - 1.76%
131,564	*	Bed Bath & Beyond, Inc	5,496,744
49,900		Best Buy Co, Inc	3,420,645

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	8,917,389

GENERAL MERCHANDISE STORES - 1.72%
64,500		Target Corp	3,509,445
107,774		Wal-Mart Stores, Inc	5,194,707

		TOTAL GENERAL MERCHANDISE STORES	8,704,152

HEALTH SERVICES - 3.01%
68,731	*	Coventry Health Care, Inc	4,862,718
130,388	*	Express Scripts, Inc	6,516,792
70,800	*	Triad Hospitals, Inc	3,868,512

		TOTAL HEALTH SERVICES	15,248,022

HOLDING AND OTHER INVESTMENT OFFICES - 1.21%
99,400		Honeywell International, Inc	3,641,022
472,626		Macquarie Infrastructure Group	1,491,057
8,453		SPDR Trust Series 1	1,007,429

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	6,139,508

HOTELS AND OTHER LODGING PLACES - 1.54%
37,244	*	Aztar Corp	1,275,607
273,429		Hilton Hotels Corp	6,521,282

		TOTAL HOTELS AND OTHER LODGING PLACES	7,796,889

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.83%
73,098		American Standard Cos, Inc	3,064,268
133,491	*	Dell, Inc	5,274,229
106,460	*	EMC Corp	1,459,567
212,399		Hewlett-Packard Co	4,993,500
44,745		International Business Machines Corp	3,320,079
44,400		International Game Technology	1,249,860

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	19,361,503

INSTRUMENTS AND RELATED PRODUCTS - 2.12%
81,900	*	Fisher Scientific International, Inc	5,315,310
30,150	*	St. Jude Medical, Inc	1,314,842
53,600	*	Zimmer Holdings, Inc	4,082,712

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	10,712,864

TIAA-CREF MUTUAL FUNDS - Growth & Income Fund

SHARES			VALUE

INSURANCE CARRIERS - 3.22%
215,803		American International Group, Inc	$12,538,154
94,820		St. Paul Travelers Cos, Inc	3,748,235

		TOTAL INSURANCE CARRIERS	16,286,389

MISCELLANEOUS RETAIL - 0.74%
190,300	*	Marvel Enterprises, Inc	3,752,716

		TOTAL MISCELLANEOUS RETAIL	3,752,716

MOTION PICTURES - 2.82%
247,068		News Corp (Class A)	3,997,560
369,305	*	Time Warner, Inc	6,171,087
20,195	*	UBISOFT Entertainment	1,009,502
122,015		Walt Disney Co	3,072,338

		TOTAL MOTION PICTURES	14,250,487

NONDEPOSITORY INSTITUTIONS - 4.00%
106,700		American Express Co	5,679,641
171,636		Fannie Mae	10,023,542
89,854		SLM Corp	4,564,583

		TOTAL NONDEPOSITORY INSTITUTIONS	20,267,766

OIL AND GAS EXTRACTION - 3.19%
102,205		EOG Resources, Inc	5,805,244
56,118		Halliburton Co	2,683,563
47,538		Schlumberger Ltd	3,610,036
74,923	*	Transocean, Inc	4,043,594

		TOTAL OIL AND GAS EXTRACTION	16,142,437

PETROLEUM AND COAL PRODUCTS - 5.10%
104,868		ConocoPhillips	6,028,861
302,340		ExxonMobil Corp	17,375,480
45,565		Marathon Oil Corp	2,431,804

		TOTAL PETROLEUM AND COAL PRODUCTS	25,836,145

PRINTING AND PUBLISHING - 0.96%
87,400		Harte-Hanks, Inc	2,598,402
71,196		Viacom, Inc (Class B)	2,279,696

		TOTAL PRINTING AND PUBLISHING	4,878,098

RAILROAD TRANSPORTATION - 0.64%
75,665		CSX Corp	3,227,869

		TOTAL RAILROAD TRANSPORTATION	3,227,869

TIAA-CREF MUTUAL FUNDS - Growth & Income Fund

SHARES			VALUE

SECURITY AND COMMODITY BROKERS - 1.47%
49,888		Lehman Brothers Holdings, Inc	$4,952,881
47,279		Morgan Stanley	2,480,729

		TOTAL SECURITY AND COMMODITY BROKERS	7,433,610

TEXTILE MILL PRODUCTS - 0.07%
13,230	*	Volcom, Inc	354,167

		TOTAL TEXTILE MILL PRODUCTS	354,167

TOBACCO PRODUCTS - 4.00%
312,777		Altria Group, Inc	20,224,161

		TOTAL TOBACCO PRODUCTS	20,224,161

TRANSPORTATION EQUIPMENT - 2.71%
71,414		Boeing Co	4,713,324
24,000		General Dynamics Corp	2,628,960
115,800		Northrop Grumman Corp	6,397,950

		TOTAL TRANSPORTATION EQUIPMENT	13,740,234

TRANSPORTATION SERVICES - 0.57%
41,674		UTI Worldwide, Inc	2,901,344

		TOTAL TRANSPORTATION SERVICES	2,901,344

WHOLESALE TRADE-DURABLE GOODS - 1.24%
96,786		Johnson & Johnson	6,291,090

		TOTAL WHOLESALE TRADE-DURABLE GOODS	6,291,090

WHOLESALE TRADE-NONDURABLE GOODS - 0.34%
56,724	*	United Natural Foods, Inc	1,722,709

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,722,709

		TOTAL COMMON STOCKS
		(Cost $502,071,863)	506,376,695

		TOTAL PORTFOLIO - 100.01%
		(Cost $502,071,863)	506,376,695

		OTHER ASSETS & LIABILITIES, NET - (0.01)%	(62,708)

		NET ASSETS - 100.00%	$506,313,987

	*	Non-income producing

	v	Security valued at fair value

		For ease of presentation, we have grouped a number of industry classification categories
		together in the Statement of investments. Note that the Funds use more specific industry
		categories in following their investment limitations on industry concentration.

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

TIAA-CREF MUTUAL FUNDS
EQUITY INDEX FUND
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2005

SHARES			VALUE

COMMON STOCKS - 99.43%
AGRICULTURAL PRODUCTION-CROPS - 0.02%
200		Alico, Inc	$10,286
991		Chiquita Brands International, Inc	27,213
1,045		Delta & Pine Land Co	26,188
144	*	John B. Sanfilippo & Son	3,321

		TOTAL AGRICULTURAL PRODUCTION-CROPS	67,008

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
461		Pilgrim's Pride Corp	15,734
10		Seaboard Corp	16,640

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	32,374

AMUSEMENT AND RECREATION SERVICES - 0.20%
1,525	*	Alliance Gaming Corp	21,381
734	*	Argosy Gaming Co	34,212
273		Churchill Downs, Inc	11,600
299		Dover Downs Gaming & Entertainment, Inc	3,965
151		Dover Motorsport, Inc	906
4,816		Harrah's Entertainment, Inc	347,089
879		International Speedway Corp (Class A)	49,453
432	*	Lakes Entertainment, Inc	6,653
611	*	Life Time Fitness, Inc	20,047
1,100	*	Magna Entertainment Corp (Class A)	6,204
570	*	Multimedia Games, Inc	6,276
1,802	*	Penn National Gaming, Inc	65,773
788	*	Pinnacle Entertainment, Inc	15,413
2,074	*	Six Flags, Inc	9,644
487		Speedway Motorsports, Inc	17,805
700	*	Sunterra Corp	11,347
856	*	Warner Music Group Corp	13,867
1,947		Westwood One, Inc	39,777
829	*	WMS Industries, Inc	27,979
325		World Wrestling Federation Entertainment, Inc	3,712

		TOTAL AMUSEMENT AND RECREATION SERVICES	713,103

APPAREL AND ACCESSORY STORES - 0.69%
2,305		Abercrombie & Fitch Co (Class A)	158,354
1,561	*	Aeropostale, Inc	52,450
3,034		American Eagle Outfitters, Inc	92,992
1,968	*	AnnTaylor Stores Corp	47,783
370		Bebe Stores, Inc	9,794
100		Buckle, Inc	4,434
444		Burlington Coat Factory Warehouse Corp	18,932
269	*	Cache, Inc	4,471
481	*	Carter's, Inc	28,081
792	*	Casual Male Retail Group, Inc	5,790

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

685		Cato Corp (Class A)	$14,145
327	*	Charlotte Russe Holding, Inc	4,074
2,571	*	Charming Shoppes, Inc	23,987
4,872	*	Chico's FAS, Inc	167,012
500	*	Children's Place Retail Stores, Inc	23,335
933		Christopher & Banks Corp	17,037
2,312		Claire's Stores, Inc	55,604
58		Deb Shops, Inc	1,680
618	*	Dress Barn, Inc	13,985
1,089		Finish Line, Inc (Class A)	20,604
4,196		Foot Locker, Inc	114,215
15,515		Gap, Inc	306,421
216		Goody's Family Clothing, Inc	1,593
1,169	*	Hot Topic, Inc	22,351
455	*	Jo-Ann Stores, Inc	12,007
222	*	JOS A. Bank Clothiers, Inc	9,613
7,791	*	Kohl's Corp	435,595
9,011		Limited Brands, Inc	193,016
344	*	New York & Co, Inc	7,245
2,903		Nordstrom, Inc	197,317
333		Oshkosh B'gosh, Inc (Class A)	8,655
2,109	*	Pacific Sunwear of California, Inc	48,486
1,721	*	Payless Shoesource, Inc	33,043
3,966		Ross Stores, Inc	114,657
107	*	Shoe Carnival, Inc	2,328
473	*	Stage Stores, Inc	20,623
646		Talbots, Inc	20,976
1,096	*	The Wet Seal, Inc	7,436
963	*	Too, Inc	22,505
1,320	*	Urban Outfitters, Inc	74,831

		TOTAL APPAREL AND ACCESSORY STORES	2,417,457

APPAREL AND OTHER TEXTILE PRODUCTS - 0.17%
371	*	Columbia Sportswear Co	18,324
543	*	DHB Industries, Inc	4,588
420	*	Guess?, Inc	6,964
510	*	Gymboree Corp	6,967
644	*	Hartmarx Corp	6,485
3,114		Jones Apparel Group, Inc	96,659
705		Kellwood Co	18,965
2,845		Liz Claiborne, Inc	113,117
685		Phillips-Van Heusen Corp	22,393
1,441		Polo Ralph Lauren Corp	62,122
2,914	*	Quiksilver, Inc	46,566
707		Russell Corp	14,458
2,313		VF Corp	132,350
1,206	*	Warnaco Group, Inc	28,040

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	577,998

AUTO REPAIR, SERVICES AND PARKING - 0.07%
262	*	Amerco, Inc	14,030
248		Bandag, Inc	11,420
346		Central Parking Corp	4,758
654	*	Dollar Thrifty Automotive Group, Inc	24,839

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES	VALUE

1,871		Lear Corp	$68,067
730	*	Midas, Inc	16,790
109	*	Monro Muffler Brake, Inc	3,217
1,367	*	PHH Corp	35,159
1,748		Ryder System, Inc	63,977
1,050	*	Wright Express Corp	19,394

		TOTAL AUTO REPAIR, SERVICES AND PARKING	261,651

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.18%
1,834	*	Advance Auto Parts	118,385
163	*	America's Car Mart, Inc	3,669
500	*	Asbury Automotive Group, Inc	7,705
4,627	*	Autonation, Inc	94,946
1,473	*	Autozone, Inc	136,194
2,864	*	Carmax, Inc	76,326
1,757	*	Copart, Inc	41,817
892	*	CSK Auto Corp	14,879
500		Lithia Motors, Inc (Class A)	14,425
328	*	MarineMax, Inc	10,250
2,456	*	O'Reilly Automotive, Inc	73,213
547	*	Rush Enterprises, Inc (Class A)	7,297
760		Sonic Automotive, Inc	16,158
701		United Auto Group, Inc	20,890

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	636,154

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.03%
395	*	Central Garden & Pet Co	19,402
1,613		Fastenal Co	98,812
56,255		Home Depot, Inc	2,188,320
20,179		Lowe's Cos	1,174,821
3,023		Sherwin-Williams Co	142,353

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	3,623,708

BUSINESS SERVICES - 7.06%
11,799	*	3Com Corp	42,948
315	*	3D Systems Corp	7,579
825		Aaron Rents, Inc	20,534
1,217		ABM Industries, Inc	23,732
5,262	*	Activision, Inc	86,928
2,285		Acxiom Corp	47,711
862		Administaff, Inc	20,481
12,738		Adobe Systems, Inc	364,562
794	*	Advent Software, Inc	16,086
839		Advo, Inc	26,722
3,228	*	Affiliated Computer Services, Inc (Class A)	164,951
800	*	Agile Software Corp	5,040
3,320	*	Akamai Technologies, Inc	43,592
2,116	*	Alliance Data Systems Corp	85,825
585	*	Altiris, Inc	8,588
791	*	AMN Healthcare Services, Inc	11,889
174	*	Ansoft Corp	4,204
786	*	Ansys, Inc	27,911
705	*	Anteon International Corp	32,162
1,585	*	Applied Digital Solutions, Inc	5,215
2,300	*	Aquantive, Inc	40,756

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

863		Arbitron, Inc	$37,023
1,822	*	Ariba, Inc	10,568
1,540	*	Ask Jeeves, Inc	46,493
1,043	*	Aspect Communications Corp	11,713
695	*	Aspen Technology, Inc	3,614
236	*	Asset Acceptance Capital Corp	6,115
632	*	Audible Inc	10,978
1,169	*	Autobytel, Inc	5,646
6,283	*	Autodesk, Inc	215,947
15,200		Automatic Data Processing, Inc	637,944
1,183	*	Avocent Corp	30,924
9,135	*	BEA Systems, Inc	80,205
3,395	*	Bisys Group, Inc	50,721
480	*	Blackboard, Inc	11,482
252	*	Blue Coat Systems, Inc	7,530
6,121	*	BMC Software, Inc	109,872
2,400	*	Borland Software Corp	16,464
958		Brady Corp (Class A)	29,698
1,480		Brink's Co	53,280
888	*	CACI International, Inc (Class A)	56,086
7,517	*	Cadence Design Systems, Inc	102,682
1,368		Catalina Marketing Corp	34,761
388	*	CCC Information Services Group, Inc	9,293
27,091		Cendant Corp	606,026
1,584	*	Century Business Services, Inc	6,415
3,921	*	Ceridian Corp	76,381
871	*	Cerner Corp	59,202
1,482		Certegy, Inc	56,642
2,240	*	Checkfree Corp	76,294
2,463	*	ChoicePoint, Inc	98,643
1,170	*	Ciber, Inc	9,337
4,657	*	Citrix Systems, Inc	100,871
9,912	*	CMGI, Inc	18,734
3,399	*	CNET Networks, Inc	39,904
500	*	Cogent, Inc	14,275
1,131		Cognex Corp	29,621
3,527	*	Cognizant Technology Solutions Corp	166,228
12,238		Computer Associates International, Inc	336,300
167		Computer Programs & Systems, Inc	6,224
4,981	*	Computer Sciences Corp	217,670
10,571	*	Compuware Corp	76,005
615	*	Concur Technologies, Inc	6,476
3,438	*	Convergys Corp	48,888
485	*	CoStar Group, Inc	21,146
565	*	Covansys Corp	7,260
1,559	*	CSG Systems International, Inc	29,590
274	*	Cyberguard Corp	1,629
769	*	Cybersource Corp	5,621
1,276		Deluxe Corp	51,806
1,104	*	Dendrite International, Inc	15,235
988	*	Digital Insight Corp	23,633
898	*	Digital River, Inc	28,512
3,627	*	DoubleClick, Inc	30,431
2,039	*	DST Systems, Inc	95,425
1,500	*	E.piphany, Inc	5,220
3,901	*	Earthlink, Inc	33,783
28,389	*	eBay, Inc	937,121
570	*	Echelon Corp	3,922
774	*	Eclipsys Corp	10,890
313	*	eCollege.com, Inc	3,725

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

1,052	*	eFunds Corp	$18,925
154	*	Electro Rent Corp	2,239
8,023	*	Electronic Arts, Inc	454,182
13,525		Electronic Data Systems Corp	260,356
1,285	*	Electronics For Imaging, Inc	27,036
367	*	Emageon Inc	5,142
1,790	*	Entrust, Inc	8,574
1,073	*	Epicor Software Corp	14,164
350	*	EPIQ Systems, Inc	5,726
3,383		Equifax, Inc	120,807
403	*	Equinix, Inc	17,466
632	*	eSpeed, Inc (Class A)	5,631
900	*	F5 Networks, Inc	42,512
802		Factset Research Systems, Inc	28,744
1,771		Fair Isaac Corp	64,642
448	*	FalconStor Software, Inc	2,925
1,189	*	Filenet Corp	29,891
20,288		First Data Corp	814,360
4,989	*	Fiserv, Inc	214,278
595	*	Forrester Research, Inc	10,609
600	*	FTD Group, Inc	6,810
1,807	*	Gartner, Inc (Class A)	19,190
1,270	*	Getty Images, Inc	94,310
667		Gevity HR, Inc	13,360
4,075	*	Google, Inc (Class A)	1,198,661
3,168		GTECH Holdings Corp	92,632
508		Healthcare Services Group	10,201
472	*	Heidrick & Struggles International, Inc	12,310
1,902		Henry (Jack) & Associates, Inc	34,826
2,682	*	Homestore, Inc	5,444
560	*	Hudson Highland Group, Inc	8,730
1,347	*	Hypercom Corp	8,715
1,121	*	Hyperion Solutions Corp	45,109
650	*	IDX Systems Corp	19,591
900	*	iGate Corp	3,222
5,898		IMS Health, Inc	146,093
442	*	Infocrossing, Inc	5,512
2,278	*	Informatica Corp	19,112
899	*	Infospace, Inc	29,604
814		infoUSA, Inc	9,524
196	*	Innovative Solutions & Support, Inc	6,580
270		Integral Systems, Inc	6,110
861		Interactive Data Corp	17,892
718	*	Intergraph Corp	24,742
714	*	Intermix Media, Inc	5,976
1,072	*	Internet Capital Group, Inc	7,858
1,031	*	Internet Security Systems, Inc	20,919
11,049	*	Interpublic Group of Cos, Inc	134,577
1,025	*	Interwoven, Inc	7,718
388	*	Intrado, Inc	5,804
4,318	*	Intuit, Inc	194,785
1,244	*	Ipass, Inc	7,539
295	*	iPayment, Inc	10,773
2,919	*	Iron Mountain, Inc	90,547
749	*	iVillage, Inc	4,479
314	*	Jamdat Mobile, Inc	8,692
844	*	JDA Software Group, Inc	9,605
14,225	*	Juniper Networks, Inc	358,186
710	*	Jupitermedia Corp	12,162
651	*	Kanbay International, Inc	15,045

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

1,702	*	Keane, Inc	$23,317
567		Kelly Services, Inc (Class A)	16,239
700	*	Keynote Systems, Inc	8,169
719	*	Kforce, Inc	6,083
1,489	*	KFX ,Inc	21,278
1,251	*	Kinetic Concepts, Inc	75,060
983	*	Korn/Ferry International	17,448
774	*	Kronos, Inc	31,262
1,234	*	Labor Ready, Inc	28,765
2,180	*	Lamar Advertising Co	93,239
1,500	*	Lawson Software, Inc	7,725
1,312	*	Lionbridge Technologies	8,895
434	*	LoJack Corp	7,621
1,970	*	Macromedia, Inc	75,293
693	*	Magma Design Automation, Inc	5,793
840	*	Manhattan Associates, Inc	16,136
2,454		Manpower, Inc	97,620
498	*	Mantech International Corp (Class A)	15,458
569	*	Mapinfo Corp	5,980
508	*	Marchex, Inc	7,640
400	*	Marlin Business Services, Inc	8,040
1,155	*	Matrixone, Inc	5,775
4,235	*	McAfee, Inc	110,872
1,742	*	Mentor Graphics Corp	17,856
2,316	*	Mercury Interactive Corp	88,842
2,358	*	Micromuse, Inc	13,346
241,292		Microsoft Corp	5,993,693
425	*	MicroStrategy, Inc	22,542
1,053	*	Midway Games, Inc	11,541
2,409		MoneyGram International, Inc	46,060
2,786	*	Monster Worldwide, Inc	79,902
3,085	*	MPS Group, Inc	29,061
704	*	MRO Software, Inc	10,285
1,411		National Instruments Corp	29,913
2,287	*	NAVTEQ Corp	85,031
645	*	NCO Group, Inc	13,951
1,028	*	NDCHealth Corp	18,473
683	*	NetFlix, Inc	11,208
1,440	*	NETIQ Corp	16,344
271	*	Netratings, Inc	3,686
668	*	Netscout Systems, Inc	4,402
1,600	*	NIC, Inc	7,392
10,182	*	Novell, Inc	63,128
4,776		Omnicom Group, Inc	381,411
548	*	Online Resources Corp	6,198
335	*	Open Solutions, Inc	6,804
1,284	*	Opsware, Inc	6,574
98,617	*	Oracle Corp	1,301,744
800	*	Packeteer, Inc	11,280
7,896	*	Parametric Technology Corp	50,376
388	*	PDF Solutions, Inc	5,091
2,293	*	Perot Systems Corp (Class A)	32,606
628	*	Phoenix Technologies Ltd	4,886
1,398	*	Pixar	69,970
300	*	Portfolio Recovery Associates, Inc	12,606
296	*	PRA International	7,927
972	*	Progress Software Corp	29,306
361		QAD, Inc	2,780
176		Quality Systems, Inc	8,339
1,385	*	Quest Software, Inc	18,878
583	*	Radiant Systems, Inc	6,646

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

438	*	Radisys Corp	$7,074
2,043	*	RealNetworks, Inc	10,154
4,612	*	Red Hat, Inc	60,417
879	*	Redback Networks, Inc	5,608
200		Renaissance Learning, Inc	4,060
1,910	*	Rent-A-Center, Inc	44,484
663	*	Rent-Way, Inc	6,524
1,679		Reynolds & Reynolds Co (Class A)	45,383
4,178		Robert Half International, Inc	104,325
969		Rollins, Inc	19,419
1,554	*	RSA Security, Inc	17,840
2,656	*	S1 Corp	12,510
669	*	SafeNet, Inc	22,786
1,782	*	Salesforce.com, Inc	36,495
1,800	*	Sapient Corp	14,274
858	*	Secure Computing Corp	9,335
1,856	*	Seebeyond Technology Corp	7,758
849	*	Serena Software, Inc	16,386
7,580		Servicemaster Co	101,572
141	*	SI International, Inc	4,224
13,454		Siebel Systems, Inc	119,741
500	*	Sohu.com, Inc	10,960
2,500	*	SonicWALL, Inc	13,475
6,480	*	Sonus Networks, Inc	30,974
1,300	*	Sotheby's Holdings, Inc (Class A)	17,810
1,706	*	Spherion Corp	11,260
330	*	SPSS, Inc	6,339
762	*	SRA International, Inc (Class A)	26,457
450		SS&C Technologies, Inc	14,256
227		Startek, Inc	3,727
472	*	Stellent, Inc	3,540
186	*	Stratasys, Inc	6,078
89,241	*	Sun Microsystems, Inc	332,869
7,568	*	SunGard Data Systems, Inc	266,167
1,022	*	SupportSoft, Inc	5,304
2,587	*	Sybase, Inc	47,471
984	*	Sykes Enterprises, Inc	9,328
18,648	*	Symantec Corp	405,408
4,066	*	Synopsys, Inc	67,780
77		Syntel, Inc	1,234
2,005	*	Take-Two Interactive Software, Inc	51,027
546		Talx Corp	15,785
1,044	*	TeleTech Holdings, Inc	8,509
1,244	*	THQ, Inc	36,412
5,605	*	TIBCO Software, Inc	36,657
333	*	TNS, Inc	7,782
1,127		Total System Services, Inc	27,161
466	*	TradeStation Group, Inc	3,998
1,323	*	Transaction Systems Architects, Inc	32,585
200	*	Travelzoo, Inc	6,566
1,400	*	Trizetto Group, Inc	19,614
431	*	Ultimate Software Group, Inc	7,068
9,103	*	Unisys Corp	57,622
1,499		United Online, Inc	16,279
1,750	*	United Rentals, Inc	35,368
636	*	Universal Compression Holdings, Inc	23,049
2,227	*	Valueclick, Inc	27,459
611	*	Vasco Data Security International	5,927
520	*	Ventiv Health, Inc	10,026
223	*	Verint Systems, Inc	7,172
6,834	*	VeriSign, Inc	196,546

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

11,351	*	Veritas Software Corp	$276,964
522	*	Verity, Inc	4,578
190	*	Vertrue, Inc	7,402
657		Viad Corp	18,619
687	*	Vignette Corp	7,729
131	*	Volt Information Sciences, Inc	3,109
14,808		Waste Management, Inc	419,659
713	*	WebEx Communications, Inc	18,830
9,256	*	WebMD Corp	95,059
1,434	*	webMethods, Inc	8,030
600	*	Websense, Inc	28,830
2,000	*	Wind River Systems, Inc	31,360
578	*	Witness Systems, Inc	10,537
31,555	*	Yahoo!, Inc	1,093,381

		TOTAL BUSINESS SERVICES	24,733,985

CHEMICALS AND ALLIED PRODUCTS - 9.67%
2,616	*	Aastrom Biosciences Inc	8,188
40,411		Abbott Laboratories	1,980,543
2,326	*	Abgenix, Inc	19,957
1,486	*	Adolor Corp	13,746
6,001		Air Products & Chemicals, Inc	361,860
646	*	Albany Molecular Research, Inc	9,044
948		Albemarle Corp	34,574
1,891		Alberto-Culver Co	81,937
618	*	Alexion Pharmaceuticals, Inc	14,239
2,524	*	Alkermes, Inc	33,367
1,204		Alpharma, Inc (Class A)	17,422
600	*	American Pharmaceutical Partners, Inc	24,750
272		American Vanguard Corp	5,688
32,763	*	Amgen, Inc	1,980,851
1,868	*	Andrx Corp	37,939
530		Arch Chemicals, Inc	13,229
941	*	Arena Pharmaceuticals, Inc	6,418
672	*	Array Biopharma, Inc	4,234
941	*	Atherogenics, Inc	15,037
2,841	*	AVANIR Pharmaceuticals	7,955
2,956		Avery Dennison Corp	156,550
12,438		Avon Products, Inc	470,778
202		Balchem Corp	6,070
2,689	*	Barr Pharmaceuticals, Inc	131,062
345	*	Benthley Pharmaceuticals, Inc	3,778
1,246	*	Bioenvision, Inc	9,071
8,868	*	Biogen Idec, Inc	305,503
1,702	*	BioMarin Pharmaceutical, Inc	12,748
440	*	Bone Care International, Inc	14,507
50,930		Bristol-Myers Squibb Co	1,272,231
1,771		Cabot Corp	58,443
828		Calgon Carbon Corp	7,328
463		Cambrex Corp	8,820
700	*	Caraco Pharmaceutical Laboratories Ltd	6,006
1,100	*	Celanese Corp (Series A)	17,479
922	*	Cell Genesys, Inc	4,933
1,418	*	Cell Therapeutics, Inc	3,843
1,633	*	Cephalon, Inc	65,010
1,634	*	Charles River Laboratories International, Inc	78,841
380	*	Chattem, Inc	15,732

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

3,135		Chemtura Corp	$44,360
2,682	*	Chiron Corp	93,575
1,719		Church & Dwight Co, Inc	62,228
3,740		Clorox Co	208,393
13,633		Colgate-Palmolive Co	680,423
900	*	Connetics Corp	15,876
1,568	*	Corixa Corp	6,868
1,133	*	Cubist Pharmaceuticals, Inc	14,922
1,167	*	Curis, Inc	4,551
827	*	Cypress Bioscience, Inc	10,916
1,142		Cytec Industries, Inc	45,452
1,100		Dade Behring Holdings, Inc	71,511
1,627	*	Dendreon Corp	8,509
584		Diagnostic Products Corp	27,641
395	*	Digene Corp	10,934
1,316	*	Discovery Laboratories, Inc	9,594
594	*	Dov Pharmaceutical, Inc	11,084
24,810		Dow Chemical Co	1,104,789
25,953		Du Pont (E.I.) de Nemours & Co	1,116,239
855	*	Durect Corp	4,352
422	*	Dusa Pharmaceuticals, Inc	3,925
2,181		Eastman Chemical Co	120,282
4,932		Ecolab, Inc	159,600
562	*	Elizabeth Arden, Inc	13,145
1,500	*	Encysive Pharmaceuticals, Inc	16,215
3,143		Engelhard Corp	89,733
868	*	Eon Labs, Inc	26,596
642	*	EPIX Pharmaceuticals, Inc	5,682
3,231		Estee Lauder Cos (Class A)	126,429
879	*	Eyetech Pharmaceuticals, Inc	11,111
943		Ferro Corp	18,728
739	*	First Horizon Pharmaceutical	14,071
979	*	FMC Corp	54,961
9,161	*	Forest Laboratories, Inc	355,905
12,087	*	Genentech, Inc	970,344
624	*	Genitope Corp	8,012
6,504	*	Genzyme Corp	390,825
876		Georgia Gulf Corp	27,200
1,270	*	Geron Corp	9,830
11,818	*	Gilead Sciences, Inc	519,874
23,346		Gillette Co	1,182,008
1,259		Great Lakes Chemical Corp	39,621
790		H.B. Fuller Co	26,907
4,106	*	Hospira, Inc	160,134
1,400	*	Huntsman Corp	28,378
333	*	Idenix Pharmaceuticals, Inc	7,219
938	*	Idexx Laboratories, Inc	58,466
1,739	*	ImClone Systems, Inc	53,857
1,156	*	Immucor, Inc	33,466
1,000	*	Immunogen, Inc	5,790
1,370	*	Impax Laboratories, Inc	21,509
800	*	Inspire Pharmaceuticals, Inc	6,736
143		Inter Parfums, Inc	2,773
672	*	InterMune, Inc	8,763
2,070		International Flavors & Fragrances, Inc	74,975
334	*	Inverness Medical Innovations, Inc	9,118
1,520	*	Invitrogen Corp	126,601
5,250	*	IVAX Corp	112,875
6,296	*	King Pharmaceuticals, Inc	65,604

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

280	*	Kos Pharmaceuticals, Inc	$18,340
47		Kronos Worldwide, Inc	1,419
1,171	*	KV Pharmaceutical Co (Class A)	19,614
2,081	*	Ligand Pharmaceuticals, Inc (Class B)	14,463
25,572		Lilly (Eli) & Co	1,424,616
1,554		Lubrizol Corp	65,284
5,284		Lyondell Chemical Co	139,603
758		MacDermid, Inc	23,619
400		Mannatech, Inc	7,608
800	*	Martek Biosciences Corp	30,360
2,600	*	Medarex, Inc	21,658
1,220	*	Medicines Co	28,536
1,487		Medicis Pharmaceutical Corp (Class A)	47,183
6,627	*	MedImmune, Inc	177,073
57,416		Merck & Co, Inc	1,768,413
283		Meridian Bioscience, Inc	5,363
2,000	*	MGI Pharma, Inc	43,520
8,169	*	Millennium Pharmaceuticals, Inc	75,727
579		Minerals Technologies, Inc	35,666
6,991		Monsanto Co	439,524
3,476	*	Mosaic Co	54,087
7,270		Mylan Laboratories, Inc	139,875
393	*	Myogen, Inc	2,747
1,400	*	Nabi Biopharmaceuticals	21,322
2,176	*	Nalco Holding Co	42,715
460	*	Nastech Pharmaceutical Co, Inc	6,546
145		Nature's Sunshine Products, Inc	2,529
1,623	*	NBTY, Inc	42,101
1,057	*	Neurocrine Biosciences, Inc	44,457
600	*	NewMarket Corp	8,874
400	*	NitroMed, Inc	7,780
82		NL Industries, Inc	1,262
536	*	Northfield Laboratories, Inc	7,670
885	*	Noven Pharmaceuticals, Inc	15,470
1,049	*	NPS Pharmaceuticals, Inc	11,906
798	*	Nuvelo, Inc	6,169
145		Octel Corp	2,610
1,642		Olin Corp	29,950
590	*	OM Group, Inc	14,567
939	*	Onyx Pharmaceuticals, Inc	22,423
970	*	OraSure Technologies, Inc	9,690
1,400	*	OSI Pharmaceuticals, Inc	57,218
1,000	*	Pain Therapeutics, Inc	6,750
915	*	Par Pharmaceutical Cos, Inc	29,106
695	*	Parexel International Corp	13,796
700	*	Penwest Pharmaceuticals Co	8,274
2,191		Perrigo Co	30,543
193,752		Pfizer, Inc	5,343,680
635	*	Pharmion Corp	14,738
291	*	Pioneer Cos, Inc	6,399
1,878	*	PolyOne Corp	12,432
607	*	Pozen, Inc	4,977
4,532		PPG Industries, Inc	284,428
8,429		Praxair, Inc	392,791
733	*	Prestige Brands Holdings, Inc	14,294
65,001		Procter & Gamble Co	3,428,803
216	*	Progenics Pharmaceuticals	4,506
2,680	*	Protein Design Labs, Inc	54,163
502	*	Renovis, Inc	7,666
4,110	*	Revlon, Inc (Class A)	12,618

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

4,207		Rohm & Haas Co	$194,952
3,267		RPM International, Inc	59,655
1,014	*	Salix Pharmaceuticals Ltd	17,907
38,566		Schering-Plough Corp	735,068
568	*	Scotts Miracle-Gro Co (Class A)	40,447
1,177		Sensient Technologies Corp	24,258
2,957	*	Sepracor, Inc	177,450
919	*	Serologicals Corp	19,529
1,764		Sigma-Aldrich Corp	98,855
1,666	*	StemCells, Inc	7,014
122		Stepan Co	2,696
1,247	*	SuperGen, Inc	6,160
371	*	SurModics, Inc	16,090
603	*	Tanox, Inc	7,067
2,443	*	Terra Industries, Inc	16,637
862		UAP Holding Corp	14,309
700	*	United Therapeutics Corp	33,740
238	*	USANA Health Sciences, Inc	10,067
2,541		USEC, Inc	37,200
2,420		Valeant Pharmaceuticals International	42,665
1,236		Valspar Corp	59,686
2,139	*	VCA Antech, Inc	51,871
2,479	*	Vertex Pharmaceuticals, Inc	41,746
1,400	*	Vicuron Pharmaceuticals, Inc	39,060
2,909	*	Watson Pharmaceuticals, Inc	85,990
928		Wellman, Inc	9,456
346		Westlake Chemical Corp	8,477
1,796	*	WR Grace & Co	13,991
34,978		Wyeth	1,556,521
500	*	Zymogenetics, Inc	8,800

		TOTAL CHEMICALS AND ALLIED PRODUCTS	33,886,081

COAL MINING - 0.15%
600	*	Alpha Natural Resources, Inc	14,328
1,720		Arch Coal, Inc	93,688
2,379		Consol Energy, Inc	127,467
700		Foundation Coal Holdings, Inc	18,158
340	*	James River Coal Co	11,781
2,003		Massey Energy Co	75,553
3,410		Peabody Energy Corp	177,456
390		Penn Virginia Corp	17,421

		TOTAL COAL MINING	535,852

COMMUNICATIONS - 4.25%
1,713		Adtran, Inc	42,465
867	*	Airspan Networks, Inc	4,812
3,463	*	Alamosa Holdings, Inc	48,136
800		Alaska Communications Systems Group, Inc	7,928
7,889		Alltel Corp	491,327
5,725	*	American Tower Corp (Class A)	120,340
780	*	Anixter International, Inc	28,993
20,869		AT&T Corp	397,346
447	*	Audiovox Corp (Class A)	6,929
12,452	*	Avaya, Inc	103,601
81	*	Beasley Broadcast Group, Inc (Class A)	1,174
47,719		BellSouth Corp	1,267,894

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

544	*	Brightpoint, Inc	$12,071
5,207	*	Cablevision Systems Corp (Class A)	167,665
573	*	Centennial Communications Corp	7,953
3,512		CenturyTel, Inc	121,621
7,200	*	Charter Communications, Inc (Class A)	8,496
6,901	*	Cincinnati Bell, Inc	29,674
1,135	*	Citadel Broadcasting Corp	12,996
8,886		Citizens Communications Co	119,428
13,947		Clear Channel Communications, Inc	431,381
53,403	*	Comcast Corp (Class A)	1,639,472
582		Commonwealth Telephone Enterprises, Inc	24,392
864	*	Cox Radio, Inc (Class A)	13,608
5,707	*	Crown Castle International Corp	115,966
240	*	Crown Media Holdings, Inc (Class A)	2,263
470		CT Communications, Inc	6,134
1,076	*	Cumulus Media, Inc (Class A)	12,675
18,286	*	DIRECTV Group, Inc	283,433
3,100	*	Dobson Communications Corp (Class A)	13,206
6,089		EchoStar Communications Corp (Class A)	183,583
1,572	*	Emmis Communications Corp (Class A)	27,777
1,079	*	Entercom Communications Corp	35,920
1,997	*	Entravision Communications Corp (Class A)	15,557
700		Fairpoint Communications, Inc	11,305
168	*	Fisher Communications, Inc	7,945
3,132	*	Foundry Networks, Inc	27,029
1,242	*	General Communication, Inc (Class A)	12,259
882		Global Payments, Inc	59,800
565		Golden Telecom, Inc	17,334
1,071		Gray Television, Inc	12,916
981		Hearst-Argyle Television, Inc	24,035
8,618	*	IAC/InterActiveCorp	207,263
1,514	*	IDT Corp (Class B)	19,924
413	*	InPhonic, Inc	6,352
1,193	*	Insight Communications Co, Inc	13,183
600		Iowa Telecommunications Services, Inc	11,250
617	*	j2 Global Communications, Inc	21,249
18,109	*	Level 3 Communications, Inc	36,761
361		Liberty Corp	13,288
6,133	*	Liberty Global, Inc	286,227
717	*	Lin TV Corp (Class A)	9,959
281	*	Lodgenet Entertainment Corp	4,662
1,415	*	Mastec, Inc	12,452
7,325	*	MCI, Inc	188,326
3,516	f,v*	McLeod (Escrow)	-
1,695	*	Mediacom Communications Corp	11,645
4,998	*	NCR Corp	175,530
28,561	*	Nextel Communications, Inc (Class A)	922,806
3,975	*	Nextel Partners, Inc (Class A)	100,051
1,604	*	NII Holdings, Inc (Class B)	102,560
356		North Pittsburgh Systems, Inc	6,963
600	*	Novatel Wireless, Inc	7,482
1,928	*	NTL, Inc	131,914
1,308		PanAmSat Holding Corp	26,827
2,046	*	Premiere Global Services, Inc	23,099
1,221	*	Price Communications Corp	21,123
40,227	*	Qwest Communications International, Inc	149,242
1,864	*	Radio One, Inc (Class D)	23,803
597	*	RCN Corp	13,785
1,600	*	Regent Communications, Inc	9,392

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

461	*	Saga Communications, Inc (Class A)	$6,454
270	*	Salem Communications Corp (Class A)	5,357
1,917	*	SBA Communications Corp	25,880
86,082		SBC Communications, Inc	2,044,448
288		Shenandoah Telecom Co	11,448
1,294		Sinclair Broadcast Group, Inc (Class A)	11,750
1,300	*	Spanish Broadcasting System, Inc (Class A)	12,987
1,224	*	Spectrasite, Inc	91,102
37,003		Sprint Corp	928,405
581		SureWest Communications	14,903
449	*	Syniverse Holdings, Inc	6,286
1,014	*	Talk America Holdings, Inc	10,150
2,830		Telephone and Data Systems, Inc (Non-Vote)	115,492
2,300	*	Tivo, Inc	15,364
403	*	U.S. Cellular Corp	20,126
3,380	*	U.S. Unwired, Inc (Class A)	19,672
1,981	*	Ubiquitel, Inc	16,165
5,944	*	Univision Communications, Inc (Class A)	163,757
665	*	USA Mobility, Inc	19,524
800		Valor Communications Group, Inc	11,040
72,110		Verizon Communications, Inc	2,491,401
535	*	West Corp	20,544
2,134	*	Western Wireless Corp (Class A)	90,268
1,100	*	Wireless Facilities, Inc	6,963
5,519	*	XM Satellite Radio Holdings, Inc	185,770

		TOTAL COMMUNICATIONS	14,881,213

DEPOSITORY INSTITUTIONS - 9.95%
187		1st Source Corp	4,290
162		ABC Bancorp	2,929
254	*	ACE Cash Express, Inc	6,492
336		Alabama National Bancorp	21,964
806		Amcore Financial, Inc	24,083
1,776		Amegy Bancorp, Inc	39,747
183	*	AmericanWest Bancorp	3,659
73		Ames National Corp	8,071
9,322		AmSouth Bancorp	242,372
495		Anchor Bancorp Wisconsin, Inc	14,979
134		Arrow Financial Corp	3,731
3,416		Associated Banc-Corp	114,983
2,554		Astoria Financial Corp	72,712
53		Bancfirst Corp	4,610
2,175		Bancorpsouth, Inc	51,330
1,100		Bank Mutual Corp	12,166
104,795		Bank of America Corp	4,779,700
378		Bank of Granite Corp	7,235
1,361		Bank of Hawaii Corp	69,071
20,232		Bank of New York Co, Inc	582,277
800		Bank of The Ozarks, Inc	26,272
1,300		BankAtlantic Bancorp, Inc (Class A)	24,635
1,000		BankUnited Financial Corp (Class A)	27,040
400		Banner Corp	11,204
14,233		BB&T Corp	568,893
145		Berkshire Hills Bancorp, Inc	4,831
605	BOK Financial Corp	27,903
878	Boston Private Financial Holdings, Inc	22,126
2,000	Brookline Bancorp, Inc	32,520

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

110		Camden National Corp	$3,603
321		Capital City Bank Group, Inc	12,968
239		Capital Corp of the West	6,632
126	*	Capital Crossing Bank	4,297
321		Capitol Bancorp Ltd	10,789
610		Capitol Federal Financial	21,033
337		Cascade Bancorp	7,090
1,326		Cathay General Bancorp	44,699
297		Center Financial Corp	7,375
152	*	Central Coast Bancorp	2,751
793		Central Pacific Financial Corp	28,231
149		Charter Financial Corp	5,206
654		Chemical Financial Corp	21,654
1,470		Chittenden Corp	39,984
135,561		Citigroup, Inc	6,266,985
213		Citizens & Northern Corp	6,654
1,342		Citizens Banking Corp	40,555
400		City Bank	12,408
463		City Holding Co	16,909
1,146		City National Corp	82,180
160		Coastal Financial Corp	2,363
150		CoBiz, Inc	2,720
3,766		Colonial Bancgroup, Inc	83,078
179		Columbia Bancorp	6,525
530		Columbia Banking System, Inc	13,049
4,447		Comerica, Inc	257,037
3,848		Commerce Bancorp, Inc	116,633
1,507		Commerce Bancshares, Inc	75,968
1,023		Commercial Capital Bancorp, Inc	17,094
1,028		Commercial Federal Corp	34,623
910		Community Bank System, Inc	22,195
138		Community Banks, Inc	3,577
435		Community Trust Bancorp, Inc	14,233
3,348		Compass Bancshares, Inc	150,660
470		Corus Bankshares, Inc	26,080
1,354		Cullen/Frost Bankers, Inc	64,518
1,267		CVB Financial Corp	24,935
759		Dime Community Bancshares	11,537
476		Downey Financial Corp	34,843
1,506		East West Bancorp, Inc	50,587
815	*	Euronet Worldwide, Inc	23,692
112		Farmers Capital Bank Corp	3,880
750		Fidelity Bankshares, Inc	19,890
12,468		Fifth Third Bancorp	513,806
500		Financial Institutions, Inc	9,010
450		First Bancorp (North Carolina)	9,959
1,032		First Bancorp (Puerto Rico)	41,435
211		First Busey Corp (Class A)	4,074
859		First Charter Corp	18,872
140		First Citizens Bancshares, Inc (Class A)	20,237
1,674		First Commonwealth Financial Corp	22,934
332		First Community Bancorp	15,770
243		First Community Bancshares, Inc	7,898
973		First Financial Bancorp	18,390
620		First Financial Bankshares, Inc	20,981
446		First Financial Corp (Indiana)	12,814
450		First Financial Holdings, Inc	13,460
3,292		First Horizon National Corp	138,922
354		First Indiana Corp	10,503
380		First Merchants Corp	9,443

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

1,305		First Midwest Bancorp, Inc	$45,897
3,420		First Niagara Financial Group, Inc	49,864
237		First Oak Brook Bancshares, Inc	6,688
175		First Place Financial Corp	3,516
510		First Republic Bank	18,018
400		First State Bancorp	7,716
369	*	FirstFed Financial Corp	21,996
2,164		FirstMerit Corp	56,502
900		Flagstar Bancorp, Inc	17,037
590		Flushing Financial Corp	10,856
1,224		FNB Corp	24,052
179		FNB Corp (Virginia)	5,012
529	*	Franklin Bank Corp	9,924
1,993		Fremont General Corp	48,490
624		Frontier Financial Corp	15,762
3,926		Fulton Financial Corp	70,668
150		GB&T Bancshares, Inc	3,564
1,013		Glacier Bancorp, Inc	26,470
1,000		Gold Banc Corp, Inc	14,550
6,606		Golden West Financial Corp	425,294
250		Great Southern Bancorp, Inc	7,823
1,352		Greater Bay Bancorp	35,652
766		Hancock Holding Co	26,350
1,034		Hanmi Financial Corp	17,268
748		Harbor Florida Bancshares, Inc	28,005
736		Harleysville National Corp	17,046
459		Heartland Financial U.S.A., Inc	8,964
311		Heritage Commerce Corp	5,710
4,084		Hibernia Corp (Class A)	135,507
261		Horizon Financial Corp	5,794
15,008		Hudson City Bancorp, Inc	171,241
1,309		Hudson United Bancorp	47,255
5,961		Huntington Bancshares, Inc	143,899
183		IberiaBank Corp	11,275
1,857		Independence Community Bank Corp	68,579
283		Independent Bank Corp (Massachusetts)	7,983
455		Independent Bank Corp (Michigan)	12,940
1,708		IndyMac Bancorp, Inc	69,567
667		Integra Bank Corp	15,088
325		Interchange Financial Services Corp	5,964
1,178		International Bancshares Corp	33,326
1,743		Investors Financial Services Corp	65,920
441		Irwin Financial Corp	9,786
126	*	Itla Capital Corp	6,791
91,696		JPMorgan Chase & Co	3,238,703
558	*	Kearny Financial Corp	6,584
10,624		KeyCorp	352,186
600		KNBT Bancorp, Inc	9,054
556		Lakeland Bancorp, Inc	8,679
69		Lakeland Financial Corp	2,807
1,933		M & T Bank Corp	203,274
271		Macatawa Bank Corp	9,401
757		MAF Bancorp, Inc	32,271
400		Main Street Banks, Inc	10,184
294		MainSource Financial Group, Inc	5,318
5,856		Marshall & Ilsley Corp	260,299
443		MB Financial, Inc	17,645
600		MBT Financial Corp	11,550
11,084		Mellon Financial Corp	318,000
135		Mercantile Bank Corp	5,936
2,070		Mercantile Bankshares Corp	106,667

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

584		Mid-State Bancshares	$16,218
427		Midwest Banc Holdings, Inc	8,237
800		Nara Bancorp, Inc	11,744
200		NASB Financial, Inc	8,770
14,768		National City Corp	503,884
727		National Penn Bancshares, Inc	18,160
194		NBC Capital Corp	4,722
1,016		NBT Bancorp, Inc	24,018
1,289		NetBank, Inc	12,013
6,833		New York Community Bancorp, Inc	123,814
2,984		NewAlliance Bancshares, Inc	41,925
11,605		North Fork Bancorp, Inc	325,984
206	*	Northern Empire Bancshares	6,374
5,185		Northern Trust Corp	236,384
255		Northwest Bancorp, Inc	5,421
375		OceanFirst Financial Corp	8,441
1,743	*	Ocwen Financial Corp	11,783
1,788		Old National Bancorp	38,263
254		Old Second Bancorp, Inc	7,389
333		Omega Financial Corp	10,340
478		Oriental Financial Group, Inc	7,294
1,362		Pacific Capital Bancorp	50,503
344		Park National Corp	38,012
1,309		Partners Trust Financial Group, Inc	13,980
220		Peapack Gladstone Financial Corp	6,094
236		Pennfed Financial Services, Inc	3,984
213		Pennrock Financial Services Corp	7,645
322		Peoples Bancorp, Inc	8,614
1,795		People's Bank	54,281
612		PFF Bancorp, Inc	18,537
7,386		PNC Financial Services Group, Inc	402,242
7,175		Popular, Inc	180,738
400		PrivateBancorp, Inc	14,152
450		Prosperity Bancshares, Inc	12,875
780		Provident Bankshares Corp	24,890
139		Provident Financial Holdings	3,907
1,599		Provident Financial Services, Inc	28,094
1,047		Provident New York Bancorp	12,679
738		R & G Financial Corp (Class B)	13,055
12,083		Regions Financial Corp	409,372
150		Renasant Corp	4,614
110		Republic Bancorp, Inc (Class A) (Kentucky)	2,388
2,040		Republic Bancorp, Inc (Michigan)	30,559
312		Royal Bancshares of Pennsylvania (Class A)	7,410
701		S & T Bancorp, Inc	25,306
400		S.Y. Bancorp, Inc	9,140
404		Sandy Spring Bancorp, Inc	14,152
158		Santander Bancorp	3,959
319		SCBT Financial Corp	10,096
476		Seacoast Banking Corp of Florida	9,372
202		Security Bank Corp	4,626
302	*	Signature Bank	7,369
456		Simmons First National Corp (Class A)	12,362
2,518		Sky Financial Group, Inc	70,957
1,740		South Financial Group, Inc	49,451
340		Southwest Bancorp, Inc	6,963
9,500		Sovereign Bancorp, Inc	212,230
220		State Bancorp, Inc	4,976
137		State Financial Services Corp (Class A)	5,516
8,605		State Street Corp	415,191

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

480		Sterling Bancorp	$10,248
1,322		Sterling Bancshares, Inc	20,570
721		Sterling Financial Corp (Pennsylvania)	15,365
572	*	Sterling Financial Corp (Spokane)	21,393
278		Suffolk Bancorp	8,977
346	*	Sun Bancorp, Inc (New Jersey)	7,152
8,791		SunTrust Banks, Inc	635,062
1,209		Susquehanna Bancshares, Inc	29,729
1,048	*	SVB Financial Group	50,199
8,084		Synovus Financial Corp	231,768
3,521		TCF Financial Corp	91,123
2,014		TD Banknorth, Inc	60,017
561	*	Texas Capital Bancshares, Inc	11,074
1,226		Texas Regional Bancshares, Inc (Class A)	37,368
700		TierOne Corp	18,991
244		Tompkins Trustco, Inc	10,590
138		Trico Bancshares	3,083
2,095		Trustco Bank Corp NY	27,361
1,343		Trustmark Corp	39,296
47,758		U.S. Bancorp	1,394,534
511		U.S.B. Holding Co, Inc	11,957
2,592		UCBH Holdings, Inc	42,094
385		UMB Financial Corp	21,957
1,471		Umpqua Holdings Corp	34,627
103		Union Bankshares Corp	3,978
1,200		UnionBanCal Corp	80,304
1,161		United Bankshares, Inc	41,343
790		United Community Banks, Inc	20,556
933		United Community Financial Corp	10,207
298		Univest Corp of Pennsylvania	8,928
466		Unizan Financial Corp	12,484
2,604		Valley National Bancorp	60,882
204		Vineyard National Bancorp	6,438
200	*	Virginia Commerce Bancorp	4,866
99		Virginia Financial Group, Inc	3,474
3,203		W Holding Co, Inc	32,735
41,078		Wachovia Corp	2,037,469
2,302		Washington Federal, Inc	54,143
22,704		Washington Mutual, Inc	923,826
378		Washington Trust Bancorp, Inc	10,459
1,357		Webster Financial Corp	63,358
43,968		Wells Fargo & Co	2,707,549
594		Wesbanco, Inc	17,832
525		West Bancorporation	9,870
463		West Coast Bancorp	11,302
942		Westamerica Bancorp	49,747
141	*	Western Sierra Bancorp	4,773
300		Westfield Financial, Inc	7,272
1,690		Whitney Holding Corp	55,145
1,670		Wilmington Trust Corp	60,137
396		Wilshire Bancorp, Inc	5,675
687		Wintrust Financial Corp	35,964
200		WSFS Financial Corp	10,942
400		Yardville National Bancorp	14,300
2,321		Zions Bancorp	170,663

		TOTAL DEPOSITORY INSTITUTIONS	34,852,845

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

EATING AND DRINKING PLACES - 0.72%
512		AFC Enterprises	$6,748
2,086		Applebee's International, Inc	55,258
1,873		Aramark Corp (Class B)	49,447
289	*	BJ's Restaurants, Inc	5,878
945		Bob Evans Farms, Inc	22,037
2,342	*	Brinker International, Inc	93,797
131	*	Buffalo Wild Wings, Inc	4,087
599	*	California Pizza Kitchen, Inc	16,335
1,237		CBRL Group, Inc	48,070
944	*	CEC Entertainment, Inc	39,733
1,195	*	CKE Restaurants, Inc	16,634
4,080		Darden Restaurants, Inc	134,558
298	*	Dave & Buster's, Inc	5,495
2,338	*	Denny's Corp	11,690
801		Domino's Pizza, Inc	17,830
571		IHOP Corp	24,776
985	*	Jack In The Box, Inc	37,351
1,773	*	Krispy Kreme Doughnuts, Inc	12,340
601		Landry's Restaurants, Inc	18,084
325		Lone Star Steakhouse & Saloon, Inc	9,883
602	*	Luby's, Inc	7,194
33,025		McDonald's Corp	916,444
553	*	O'Charley's, Inc	9,766
1,645		Outback Steakhouse, Inc	74,420
797	*	P.F. Chang's China Bistro, Inc	47,007
285	*	Papa John's International, Inc	11,391
964	*	Rare Hospitality International, Inc	29,373
371	*	Red Robin Gourmet Burgers, Inc	22,995
1,727		Ruby Tuesday, Inc	44,729
1,125	*	Ryan's Restaurant Group, Inc	15,761
1,821	*	Sonic Corp	55,595
546	*	Texas Roadhouse, Inc (Class A)	18,974
2,120	*	The Cheesecake Factory, Inc	73,628
890	*	The Steak N Shake Co	16,572
922		Triarc Cos (Class B)	13,701
2,998		Wendy's International, Inc	142,855
7,549		Yum! Brands, Inc	393,152

		TOTAL EATING AND DRINKING PLACES	2,523,588

EDUCATIONAL SERVICES - 0.20%
3,804	*	Apollo Group, Inc (Class A)	297,549
2,675	*	Career Education Corp	97,932
2,375	*	Corinthian Colleges, Inc	30,329
1,326	*	DeVry, Inc	26,387
470	*	Educate, Inc	6,651
1,844	*	Education Management Corp	62,198
1,267	*	ITT Educational Services, Inc	67,683
1,286	*	Laureate Education, Inc	61,548
262	*	Learning Tree International, Inc	3,149
381		Strayer Education, Inc	32,865
561	*	Universal Technical Institute, Inc	18,625

		TOTAL EDUCATIONAL SERVICES	704,916

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

ELECTRIC, GAS, AND SANITARY SERVICES - 3.97%
17,012	*	AES Corp	$278,657
2,014		AGL Resources, Inc	77,841
4,238	*	Allegheny Energy, Inc	106,882
847		Allete, Inc	42,265
3,079		Alliant Energy Corp	86,674
5,498	*	Allied Waste Industries, Inc	43,599
5,004		Ameren Corp	276,721
10,005		American Electric Power Co, Inc	368,884
401		American States Water Co	11,777
2,486		Aqua America, Inc	73,934
5,595	*	Aquila, Inc	20,198
2,086		Atmos Energy Corp	60,077
1,238		Avista Corp	23,014
875		Black Hills Corp	32,244
444		California Water Service Group	16,668
14,031	*	Calpine Corp	47,705
442		Cascade Natural Gas Corp	9,061
553	*	Casella Waste Systems, Inc (Class A)	6,636
7,520		Centerpoint Energy, Inc	99,339
400		Central Vermont Public Service Corp	7,400
463		CH Energy Group, Inc	22,516
4,767		Cinergy Corp	213,657
400	*	Clean Harbors, Inc	8,672
1,455		Cleco Corp	31,384
5,689	*	CMS Energy Corp	85,676
300		Connecticut Water Service, Inc	7,497
6,312		Consolidated Edison, Inc	295,654
4,628		Constellation Energy Group, Inc	266,989
157		Crosstex Energy, Inc	7,583
8,872		Dominion Resources, Inc	651,116
3,371		DPL, Inc	92,534
4,581		DTE Energy Co	214,253
24,167		Duke Energy Corp	718,485
1,878		Duquesne Light Holdings, Inc	35,081
205	*	Duratek, Inc	4,752
8,957	*	Dynegy, Inc (Class A)	43,531
8,462		Edison International	343,134
17,266		El Paso Corp	198,904
1,865	*	El Paso Electric Co	38,139
665		Empire District Electric Co	15,933
1,914		Energen Corp	67,086
3,844		Energy East Corp	111,399
177		EnergySouth, Inc	4,905
5,525		Entergy Corp	417,414
17,522		Exelon Corp	899,404
8,599		FirstEnergy Corp	413,698
10,216		FPL Group, Inc	429,685
2,033		Great Plains Energy, Inc	64,832
2,242		Hawaiian Electric Industries, Inc	60,108
1,026		Idacorp, Inc	31,426
4,193		KeySpan Corp	170,655
2,569		Kinder Morgan, Inc	213,741
511		Laclede Group, Inc	16,229
3,272		MDU Resources Group, Inc	92,172
496		Metal Management, Inc	9,598
461		MGE Energy, Inc	16,771
266		Middlesex Water Co	5,166
1,966		National Fuel Gas Co	56,837
729		New Jersey Resources Corp	35,174
1,150		Nicor, Inc	47,346

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

7,047		NiSource, Inc	$174,272
3,475		Northeast Utilities	72,489
689		Northwest Natural Gas Co	26,347
933		NorthWestern Corp	29,408
2,151	*	NRG Energy, Inc	80,878
2,778		NSTAR	85,646
2,378		OGE Energy Corp	68,819
2,654		Oneok, Inc	86,653
890		Otter Tail Corp	24,324
1,085		Peoples Energy Corp	47,154
4,920		Pepco Holdings, Inc	117,785
9,682		PG&E Corp	363,462
90	*	Pico Holdings, Inc	2,678
2,014		Piedmont Natural Gas Co, Inc	48,376
2,464		Pinnacle West Capital Corp	109,525
1,364	*	Plug Power, Inc	9,343
1,795		PNM Resources, Inc	51,714
4,942		PPL Corp	293,456
6,543		Progress Energy, Inc	296,005
445	v*	Progress Energy, Inc (Cvo)	4
6,259		Public Service Enterprise Group, Inc	380,672
2,695		Puget Energy, Inc	63,009
2,210		Questar Corp	145,639
8,031	*	Reliant Resources, Inc	99,424
3,574		Republic Services, Inc	128,700
800		Resource America, Inc (Class A)	30,824
2,837		SCANA Corp	121,168
5,502		Sempra Energy	227,288
3,095	*	Sierra Pacific Resources	38,533
324		SJW Corp	15,231
336		South Jersey Industries, Inc	20,536
19,432		Southern Co	673,707
2,376	*	Southern Union Co	58,331
816		Southwest Gas Corp	20,816
464		Southwest Water Co	5,490
1,060	*	Stericycle, Inc	53,339
5,187		TECO Energy, Inc	98,086
6,331		TXU Corp	526,043
2,660		UGI Corp	74,214
345		UIL Holdings Corp	18,564
758		Unisource Energy Corp	23,309
2,227		Vectren Corp	63,982
1,137	*	Waste Connections, Inc	42,399
1,695	*	Waste Services, Inc	6,509
2,264		Westar Energy, Inc	54,404
1,477		Western Gas Resources, Inc	51,547
1,375		WGL Holdings, Inc	46,255
14,871		Williams Cos, Inc	282,549
3,053		Wisconsin Energy Corp	119,067
1,065		WPS Resources Corp	59,906
10,830		Xcel Energy, Inc	211,402

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	13,897,993

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.57%
722	*	Actel Corp	10,036
1,166		Acuity Brands, Inc	29,955
2,884	*	Adaptec, Inc	11,190
3,168	*	ADC Telecommunications, Inc	68,967

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

609	*	Advanced Energy Industries, Inc	$4,787
10,177	*	Advanced Micro Devices, Inc	176,469
1,672	*	Aeroflex, Inc	14,045
4,346	*	Agere Systems, Inc	52,152
1,977		Alliance One International, Inc	11,882
9,684	*	Altera Corp	191,937
4,357		American Power Conversion Corp	102,782
687	*	American Superconductor Corp	6,286
1,842		Ametek, Inc	77,088
982	*	AMIS Holdings, Inc	13,100
3,231	*	Amkor Technology, Inc	14,540
2,296		Amphenol Corp (Class A)	92,230
9,641		Analog Devices, Inc	359,706
4,336	*	Andrew Corp	55,327
9,310	*	Applied Micro Circuits Corp	23,834
235		Applied Signal Technology, Inc	4,474
3,190	*	Arris Group, Inc	27,785
1,226	*	Artesyn Technologies, Inc	10,666
903	*	Atheros Communications, Inc	7,278
12,110	*	Atmel Corp	28,701
973	*	ATMI, Inc	28,227
1,162		AVX Corp	14,083
810		Baldor Electric Co	19,699
257		Bel Fuse, Inc (Class B)	7,854
1,297	*	Benchmark Electronics, Inc	39,455
7,200	*	Broadcom Corp (Class A)	255,672
1,170	*	Broadwing Corp	5,405
596		C&D Technologies, Inc	5,477
74	*	Catapult Communications Corp	1,262
931	*	C-COR, Inc	6,377
673	*	Ceradyne, Inc	16,199
1,008	*	Checkpoint Systems, Inc	17,842
15,634	*	CIENA Corp	32,675
168,642	*	Cisco Systems, Inc	3,222,749
456	*	Comtech Telecommunications	14,879
5,207	*	Comverse Technology, Inc	123,146
10,588	*	Conexant Systems, Inc	17,047
2,139	*	Cree, Inc	54,480
1,104		CTS Corp	13,568
360		Cubic Corp	6,386
1,006	*	Cymer, Inc	26,508
3,443	*	Cypress Semiconductor Corp	43,347
166	*	Diodes, Inc	5,179
695	*	Ditech Communications Corp	4,511
721	*	Dolby Laboratories, Inc (Class A)	15,905
795	*	DSP Group, Inc	18,977
473	*	DTS, Inc	8,434
1,002	*	Electro Scientific Industries, Inc	17,916
10,860		Emerson Electric Co	680,162
179	*	EndWave Corp	8,520
1,851	*	Energizer Holdings, Inc	115,077
595	*	Energy Conversion Devices, Inc	13,316
1,186	*	EnerSys	16,165
1,043	*	Evergreen Solar, Inc	6,706
1,032	*	Exar Corp	15,366
2,833	*	Fairchild Semiconductor International, Inc	41,787
4,657	*	Finisar Corp	4,890
576		Franklin Electric Co, Inc	22,262

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

10,324	*	Freescale Semiconductor, Inc (Class B)	$218,662
1,189	*	FuelCell Energy, Inc	12,140
6,578	*	Gemstar-TV Guide International, Inc	23,615
276,381	d	General Electric Co	9,576,602
625	*	Genlyte Group, Inc	30,463
1,777	*	Glenayre Technologies, Inc	6,699
2,670	*	GrafTech International Ltd	11,481
567	*	Greatbatch, Inc	13,551
1,753		Harman International Industries, Inc	142,624
2,383	*	Harmonic, Inc	11,510
3,396		Harris Corp	105,989
754		Helix Technology Corp	10,013
1,227	*	Hexcel Corp	20,761
593	*	Hutchinson Technology, Inc	22,836
1,081		Imation Corp	41,932
1,759	*	Integrated Circuit Systems, Inc	36,306
3,119	*	Integrated Device Technology, Inc	33,529
1,005	*	Integrated Silicon Solution, Inc	7,447
160,858		Intel Corp	4,191,959
1,494	*	Interdigital Communications Corp	26,145
832	*	International DisplayWorks, Inc	6,656
1,705	*	International Rectifier Corp	81,363
4,054		Intersil Corp (Class A)	76,094
499		Inter-Tel, Inc	9,286
916	*	InterVoice, Inc	7,905
529	*	IXYS Corp	7,501
36,159	*	JDS Uniphase Corp	54,962
2,675	*	Kemet Corp	16,853
2,951		L-3 Communications Holdings, Inc	225,988
2,469	*	Lattice Semiconductor Corp	10,962
554	*	Lifeline Systems, Inc	17,794
1,041		Lincoln Electric Holdings, Inc	34,509
7,972		Linear Technology Corp	292,493
463	*	Littelfuse, Inc	12,895
508		LSI Industries, Inc	7,082
10,469	*	LSI Logic Corp	88,882
114,997	*	Lucent Technologies, Inc	334,641
1,123	*	Mattson Technology, Inc	8,041
8,622		Maxim Integrated Products, Inc	329,447
1,861		Maytag Corp	29,143
3,375	*	McData Corp (Class A)	13,500
366	*	Medis Technologies Ltd	6,076
3,609	*	MEMC Electronic Materials, Inc	56,914
597	*	Mercury Computer Systems, Inc	16,340
1,436		Methode Electronics, Inc	17,045
160	*	Metrologic Instruments, Inc	2,006
1,757	*	Micrel, Inc	20,241
5,430		Microchip Technology, Inc	160,837
15,680	*	Micron Technology, Inc	160,093
1,400	*	Microsemi Corp	26,320
1,400	*	Microtune, Inc	7,021
1,154	*	MIPS Technologies, Inc	8,309
696	*	Mobility Electronics, Inc	6,368
3,603		Molex, Inc	93,822
1,247	*	Moog, Inc (Class A)	39,268
63,896		Motorola, Inc	1,166,741
2,667	*	MRV Communications, Inc	5,787
1,418	*	Mykrolis Corp	20,150
128		National Presto Industries, Inc	5,641
9,105		National Semiconductor Corp	200,583

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

9,543	*	Network Appliance, Inc	$269,781
3,326	*	Novellus Systems, Inc	82,185
4,462	*	Nvidia Corp	119,225
1,567	*	Omnivision Technologies, Inc	21,296
3,389	*	ON Semiconductor Corp	15,589
1,842	*	Openwave Systems, Inc	30,209
5,270	*	Oplink Communications, Inc	9,012
517	*	Optical Communication Products, Inc	982
347	*	OSI Systems, Inc	5,479
400		Park Electrochemical Corp	10,080
271	*	Pericom Semiconductor Corp	2,206
1,081	*	Photronics, Inc	25,231
1,100	*	Pixelworks, Inc	9,438
1,280		Plantronics, Inc	46,541
1,032	*	Plexus Corp	14,685
1,257	*	PLX Technology, Inc	12,771
4,913	*	PMC-Sierra, Inc	45,838
2,914	*	Polycom, Inc	43,448
391	*	Portalplayer, Inc	8,141
100	*	Powell Industries, Inc	1,887
690	*	Power Integrations, Inc	14,883
1,164	*	Power-One, Inc	7,345
2,262	*	Powerwave Technologies, Inc	23,118
2,581	*	QLogic Corp	79,675
42,670		Qualcomm, Inc	1,408,537
1,165	*	Quantum Fuel Systems Technologies Worldwide, Inc	5,825
2,424	*	Rambus, Inc	32,433
354		Raven Industries, Inc	8,291
616		Regal-Beloit Corp	17,963
4,968	*	RF Micro Devices, Inc	26,976
4,640		Rockwell Collins, Inc	221,235
458	*	Rogers Corp	18,572
14,370	*	Sanmina-SCI Corp	78,604
4,094		Scientific-Atlanta, Inc	136,207
500	*	Seachange International, Inc	3,510
1,640	*	Semtech Corp	27,306
932	*	Sigmatel, Inc	15,993
1,600	*	Silicon Image, Inc	16,416
1,038	*	Silicon Laboratories, Inc	27,206
2,309	*	Silicon Storage Technology, Inc	9,305
34,161	*	Sirius Satellite Radio, Inc	221,363
3,963	*	Skyworks Solutions, Inc	29,207
661	*	Spatialight, Inc	3,748
600		Spectralink Corp	6,312
1,075	*	Spectrum Brands, Inc	35,475
398	*	Standard Microsystems Corp	9,305
700	*	Supertex, Inc	12,362
1,400	*	Symmetricom, Inc	14,518
620	*	Synaptics, Inc	13,243
1,002		Technitrol, Inc	14,158
1,594	*	Tekelec	26,779
873		Teleflex, Inc	51,830
11,241	*	Tellabs, Inc	97,797
1,756	*	Terayon Communication Systems, Inc	5,426
1,148	*	Tessera Technologies, Inc	38,355
43,313		Texas Instruments, Inc	1,215,796
1,394	*	Thomas & Betts Corp	39,367
2,439	*	Titan Corp	55,463
2,723	*	Transwitch Corp	5,582
528	*	Trident Microsystems, Inc	11,980
2,542	*	Triquint Semiconductor, Inc	8,465

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

1,148	*	TTM Technologies, Inc	$8,736
100	*	Ulticom, Inc	1,061
395	*	Ultralife Batteries, Inc	6,379
400	*	Universal Display Corp	4,112
400	*	Universal Electronics, Inc	6,636
2,035	*	UTStarcom, Inc	15,242
1,329	*	Valence Technology, Inc	3,721
961	*	Varian Semiconductor Equipment Associates, Inc	35,557
2	*	Vialta, Inc	1
559	*	Viasat, Inc	11,364
270		Vicor Corp	3,672
6,144	*	Vishay Intertechnology, Inc	72,929
5,793	*	Vitesse Semiconductor Corp	12,107
392	*	Volterra Semiconductor Corp	5,837
1,200	*	Westell Technologies, Inc	7,176
1,590		Whirlpool Corp	111,475
9,056		Xilinx, Inc	230,928
652	*	Zhone Technologies, Inc	2,184
1,164	*	Zoran Corp	15,470

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	30,017,092

ENGINEERING AND MANAGEMENT SERVICES - 0.66%
499	*	Advisory Board Co	24,321
2,683	*	Amylin Pharmaceuticals, Inc	56,155
600	*	Antigenics, Inc	3,246
1,934	*	Applera Corp (Celera Genomics Group)	21,216
1,473	*	Ariad Pharmaceuticals, Inc	9,810
4,932	*	BearingPoint, Inc	36,152
462		CDI Corp	10,127
4,590	*	Celgene Corp	187,134
1,106		Corporate Executive Board Co	86,633
193	*	CRA International, Inc	10,393
2,253	*	CuraGen Corp	11,580
759	*	CV Therapeutics, Inc	17,017
1,224	*	Decode Genetics, Inc	11,493
656	*	DiamondCluster International, Inc	7,413
2,311	*	Digitas, Inc	26,369
800	*	Diversa Corp	4,168
1,615	*	eResearch Technology, Inc	21,625
444	*	Essex Corp	10,159
2,026	*	Exelixis, Inc	15,053
169	*	Exponent, Inc	4,830
2,306		Fluor Corp	132,803
1,434	*	Gen-Probe, Inc	51,954
440	*	Greenfield Online, Inc	5,346
1,141	*	Harris Interactive, Inc	5,557
994	*	Hewitt Associates, Inc	26,351
1,608	*	ICOS Corp	34,041
1,684	*	Incyte Corp	12,041
243	*	Infrasource Services, Inc	2,532
2,316	*	Isis Pharmaceuticals, Inc	9,056
1,433	*	Jacobs Engineering Group, Inc	80,621
609	*	Keryx Biopharmaceuticals, Inc	8,039
230		Landauer, Inc	11,939
368	*	LECG Corp	7,824
1,784	*	Lexicon Genetics, Inc	8,813
800	*	Lifecell Corp	12,648

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

563	*	Luminex Corp	$5,540
643		MAXIMUS, Inc	22,691
393	*	Maxygen, Inc	2,696
6,605		Moody's Corp	296,961
265	*	MTC Technologies, Inc	9,760
800	*	Myriad Genetics, Inc	12,520
1,293	*	Navigant Consulting, Inc	22,834
350	*	Neopharm, Inc	3,497
703	*	Neurogen Corp	4,794
637	*	Orchid Cellmark, Inc	6,886
8,644		Paychex, Inc	281,276
1,005	*	Per-Se Technologies, Inc	21,125
1,399	*	Pharmaceutical Product Development, Inc	65,557
588	*	PRG-Schultz International, Inc	1,658
4,274		Quest Diagnostics, Inc	227,676
861	*	Regeneron Pharmaceuticals, Inc	7,224
1,302	*	Resources Connection, Inc	30,245
282	*	Rigel Pharmaceuticals, Inc	5,617
1,582	*	Savient Pharmaceuticals, Inc	6,977
567	*	Seattle Genetics, Inc	3,039
539	*	Senomyx, Inc	8,899
351	*	SFBC International, Inc	13,559
2,024	*	Shaw Group, Inc	43,536
409	*	Sourcecorp	8,106
700	*	Symyx Technologies, Inc	19,586
100		Sypris Solutions, Inc	1,237
125	*	Tejon Ranch Co	6,434
1,200	*	Telik, Inc	19,512
1,586	*	Tetra Tech, Inc	21,459
790	*	Transkaryotic Therapies, Inc	28,898
482	*	Trimeris, Inc	4,810
1,063	*	URS Corp	39,703
3,141	*	ViroLogic, Inc	7,790
700	*	Washington Group International, Inc	35,784
846		Watson Wyatt & Co Holdings	21,683

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	2,304,028

FABRICATED METAL PRODUCTS - 0.34%
922	*	Alliant Techsystems, Inc	65,093
498		Ameron International Corp	18,625
919		Aptargroup, Inc	46,685
2,867		Ball Corp	103,097
500		CIRCOR International, Inc	12,335
1,664		Commercial Metals Co	39,636
325	*	Commercial Vehicle Group, Inc	5,769
1,495		Crane Co	39,319
4,744	*	Crown Holdings, Inc	67,507
303	*	Global Power Equipment Group, Inc	2,409
1,036	*	Griffon Corp	22,999
100		Gulf Island Fabrication, Inc	1,988
6,554		Illinois Tool Works, Inc	522,223
2,538	*	Jacuzzi Brands, Inc	27,233
201		Lifetime Brands, Inc	3,926
356	*	Mobile Mini, Inc	12,275
669	*	NCI Building Systems, Inc	21,943
288		Silgan Holdings, Inc	16,197
824		Simpson Manufacturing Co, Inc	25,173
1,508		Snap-On, Inc	51,724

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

273		Sturm Ruger & Co, Inc	$2,285
1,356	*	Taser International, Inc	13,614
566		Valmont Industries, Inc	14,603
280	*	Water Pik Technologies, Inc	5,334
963		Watts Water Technologies, Inc (Class A)	32,251

		TOTAL FABRICATED METAL PRODUCTS	1,174,243

FOOD AND KINDRED PRODUCTS - 2.83%
400		American Italian Pasta Co (Class A)	8,408
20,232		Anheuser-Busch Cos, Inc	925,614
17,112		Archer Daniels Midland Co	365,855
300	*	Boston Beer Co, Inc (Class A)	6,732
5,566		Campbell Soup Co	171,266
200		Coca-Cola Bottling Co Consolidated	10,108
54,273		Coca-Cola Co	2,265,898
7,194		Coca-Cola Enterprises, Inc	158,340
13,490		Conagra Foods, Inc	312,428
4,888	*	Constellation Brands, Inc (Class A)	144,196
2,092		Corn Products International, Inc	49,706
1,501	*	Darling International, Inc	5,629
5,488	*	Del Monte Foods Co	59,106
904		Flowers Foods, Inc	31,965
7,740		General Mills, Inc	362,155
1,344	*	Gold Kist, Inc	29,004
9,122		H.J. Heinz Co	323,101
169	*	Hansen Natural Corp	14,318
2,712	*	Hercules, Inc	38,375
4,466		Hershey Foods Corp	277,339
2,103		Hormel Foods Corp	61,681
284		J & J Snack Foods Corp	14,867
1,480		J.M. Smucker Co	69,471
6,373		Kellogg Co	283,216
6,527		Kraft Foods, Inc (Class A)	207,624
732		Lancaster Colony Corp	31,417
991		Lance, Inc	17,055
274	*	M&F Worldwide Corp	3,661
3,607		McCormick & Co, Inc (Non-Vote)	117,877
1,080		Molson Coors Brewing Co (Class B)	66,960
283	*	Peets Coffee & Tea, Inc	9,350
3,629		Pepsi Bottling Group, Inc	103,826
1,753		PepsiAmericas, Inc	44,982
43,639		PepsiCo, Inc	2,353,451
708		Ralcorp Holdings, Inc	29,134
466		Sanderson Farms, Inc	21,175
20,518		Sara Lee Corp	406,462
2,442	*	Smithfield Foods, Inc	66,593
657		Tootsie Roll Industries, Inc	19,217
1,164		Topps Co, Inc	11,675
6,178		Tyson Foods, Inc (Class A)	109,968
4,276		Wrigley (Wm.) Jr Co	294,360

		TOTAL FOOD AND KINDRED PRODUCTS	9,903,565

FOOD STORES - 0.41%
787	*	7-Eleven, Inc	23,799
9,640		Albertson's, Inc	199,355
37		Arden Group, Inc (Class A)	2,933

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

453	*	Great Atlantic & Pacific Tea Co, Inc	$13,164
636		Ingles Markets, Inc (Class A)	8,758
18,996	*	Kroger Co	361,494
839	*	Panera Bread Co (Class A)	52,089
327	*	Pantry, Inc	12,665
1,200	*	Pathmark Stores, Inc	10,512
814		Ruddick Corp	20,781
10,156	*	Starbucks Corp	524,659
314		Weis Markets, Inc	12,180
1,619		Whole Foods Market, Inc	191,528
665	*	Wild Oats Markets, Inc	7,614

		TOTAL FOOD STORES	1,441,531

FORESTRY - 0.13%
1,310		Rayonier, Inc	69,469
6,121		Weyerhaeuser Co	389,602

		TOTAL FORESTRY	459,071

FURNITURE AND FIXTURES - 0.38%
300		Bassett Furniture Industries, Inc	5,658
1,642	*	BE Aerospace, Inc	25,664
976		Ethan Allen Interiors, Inc	32,706
1,351		Furniture Brands International, Inc	29,195
1,898		Herman Miller, Inc	58,534
1,248		Hillenbrand Industries, Inc	63,086
1,516		HNI Corp	77,543
164		Hooker Furniture Corp	2,865
655	*	Interface, Inc (Class A)	5,273
4,934		Johnson Controls, Inc	277,932
620		Kimball International, Inc (Class B)	8,184
1,120		La-Z-Boy, Inc	16,318
4,937		Leggett & Platt, Inc	131,225
11,298		Masco Corp	358,824
7,322		Newell Rubbermaid, Inc	174,556
1,025	*	Select Comfort Corp	21,966
340		Stanley Furniture Co, Inc	8,350
1,121	*	Tempur-Pedic International, Inc	24,864

		TOTAL FURNITURE AND FIXTURES	1,322,743

FURNITURE AND HOMEFURNISHINGS STORES - 0.43%
7,666	*	Bed Bath & Beyond, Inc	320,285
750	*	Bell Microproducts, Inc	7,050
7,103		Best Buy Co, Inc	486,911
483	*	Brookstone, Inc	9,119
5,106		Circuit City Stores, Inc (Circuit City Group)	88,283
707	*	Cost Plus, Inc	17,633
421	*	Electronics Boutique Holdings Corp	26,729
1,053	*	GameStop Corp (Class B)	31,485
672	*	Guitar Center, Inc	39,225
768		Haverty Furniture Cos, Inc	11,351
1,249	*	Linens 'n Things, Inc	29,551
1,403	*	Mohawk Industries, Inc	115,748
650		Movie Gallery, Inc	17,180
2,367		Pier 1 Imports, Inc	33,588
4,059		RadioShack Corp	94,047

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

741	*	Restoration Hardware, Inc	$6,061
1,682		Steelcase, Inc (Class A)	23,296
1,353	*	The Bombay Co, Inc	7,712
228	*	Trans World Entertainment Corp	2,697
668		Tuesday Morning Corp	21,055
2,950	*	Williams-Sonoma, Inc	116,732

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	1,505,738

GENERAL BUILDING CONTRACTORS - 0.55%
90	*	Avatar Holdings, Inc	4,524
1,053		Beazer Homes U.S.A., Inc	60,179
384		Brookfield Homes Corp	17,510
3,346		Centex Corp	236,462
7,086		D.R. Horton, Inc	266,504
864	*	Hovnanian Enterprises, Inc (Class A)	56,333
2,070		KB Home	157,796
3,324		Lennar Corp (Class A)	210,908
325		Levitt Corp (Class A)	9,724
266		M/I Homes, Inc	14,391
532		McGrath RentCorp	12,608
795		MDC Holdings, Inc	65,389
586	*	Meritage Homes Corp	46,587
134	*	NVR, Inc	108,540
769	*	Palm Harbor Homes, Inc	14,480
514	*	Perini Corp	8,440
2,846		Pulte Homes, Inc	239,776
1,222		Ryland Group, Inc	92,713
872		Standard-Pacific Corp	76,692
382		Technical Olympic U.S.A., Inc	9,275
1,415	*	Toll Brothers, Inc	143,693
942		Walter Industries, Inc	37,868
909	*	WCI Communities, Inc	29,115
113	*	William Lyon Homes, Inc	10,962

		TOTAL GENERAL BUILDING CONTRACTORS	1,930,469

GENERAL MERCHANDISE STORES - 1.98%
1,137	*	99 Cents Only Stores	14,451
3,096	*	Big Lots, Inc	40,991
1,975	*	BJ's Wholesale Club, Inc	64,168
801	*	Cabela's, Inc	17,109
1,499		Casey's General Stores, Inc	29,710
12,319		Costco Wholesale Corp	552,138
1,749		Dillard's, Inc (Class A)	40,962
8,218		Dollar General Corp	167,318
4,092		Family Dollar Stores, Inc	106,801
4,368		Federated Department Stores, Inc	320,087
1,283		Fred's, Inc	21,272
6,277		J.C. Penney Co, Inc	330,045
7,668		May Department Stores Co	307,947
1,066		Neiman Marcus Group, Inc (Class A)	103,317
373	*	Retail Ventures, Inc	5,088
3,234	*	Saks, Inc	61,349
776	*	ShopKo Stores, Inc	18,865
556		Stein Mart, Inc	12,232
23,078		Target Corp	1,255,674
12,531		TJX Cos, Inc	305,130
65,631		Wal-Mart Stores, Inc	3,163,414

		TOTAL GENERAL MERCHANDISE STORES	6,938,068

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

HEALTH SERVICES - 1.15%
1,360	*	Accredo Health, Inc	$61,744
1,059	*	Alliance Imaging, Inc	11,077
778	*	Allied Healthcare International, Inc	5,508
507	*	Amedisys, Inc	18,647
300	*	America Service Group, Inc	4,755
867	*	American Healthways, Inc	36,648
717	*	American Retirement Corp	10,483
793	*	Amsurg Corp	21,958
1,196	*	Apria Healthcare Group, Inc	41,429
3,020	*	Beverly Enterprises, Inc	38,475
500	*	Bio-Reference Labs, Inc	6,940
11,981	*	Caremark Rx, Inc	533,394
2,280	*	Community Health Systems, Inc	86,161
90	*	Corvel Corp	2,261
1,652	*	Covance, Inc	74,125
2,772	*	Coventry Health Care, Inc	196,119
941	*	Cross Country Healthcare, Inc	15,997
2,697	*	DaVita, Inc	122,660
1,437	*	Edwards Lifesciences Corp	61,820
604	*	Enzo Biochem, Inc	10,830
1,167	*	Enzon, Inc	7,562
3,238	*	Express Scripts, Inc	161,835
517	*	Genesis HealthCare Corp	23,927
671	*	Gentiva Health Services, Inc	11,984
11,273		HCA, Inc	638,841
6,304		Health Management Associates, Inc (Class A)	165,039
2,018		Hooper Holmes, Inc	8,375
270	*	Horizon Health Corp	6,315
3,724	*	Human Genome Sciences, Inc	43,124
708	*	Kindred Healthcare, Inc	28,044
3,508	*	Laboratory Corp of America Holdings	175,049
435		LCA-Vision, Inc	21,080
1,383	*	LifePoint Hospitals, Inc	69,869
2,396	*	Lincare Holdings, Inc	97,853
551	*	Magellan Health Services, Inc	19,456
2,289		Manor Care, Inc	90,942
450	*	Matria Healthcare, Inc	14,504
170	*	Medcath Corp	4,724
7,135	*	Medco Health Solutions, Inc	380,724
175		National Healthcare Corp	6,179
2,300	*	Nektar Therapeutics	38,732
1,126	*	OCA, Inc	2,117
631	*	Odyssey HealthCare, Inc	9,099
1,087		Option Care, Inc	15,327
533	*	Pediatrix Medical Group, Inc	39,197
479	*	Psychiatric Solutions, Inc	23,332
400	*	Radiation Therapy Services, Inc	10,620
500	*	RehabCare Group, Inc	13,365
1,815	*	Renal Care Group, Inc	83,672
625	*	Sierra Health Services, Inc	44,663
100	*	Specialty Laboratories, Inc	841
470	*	Sunrise Senior Living, Inc	25,371
233	*	Symbion, Inc	5,557
12,116	*	Tenet Healthcare Corp	148,300
2,108	*	Triad Hospitals, Inc	115,181
302	*	U.S. Physical Therapy, Inc	5,792
792	*	United Surgical Partners International, Inc	41,247
1,141		Universal Health Services, Inc (Class B)	70,947
309	*	VistaCare, Inc (Class A)	5,707

		TOTAL HEALTH SERVICES	4,035,524

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.01%
1,209		Granite Construction, Inc	$33,973

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	33,973

HOLDING AND OTHER INVESTMENT OFFICES - 3.56%
326	*	4Kids Entertainment, Inc	6,481
1,000		Aames Investment Corp	9,720
690		Acadia Realty Trust	12,869
871	*	Affiliated Managers Group, Inc	59,515
695		Affordable Residential Communities	9,278
196		Agree Realty Corp	5,929
54	*	Alexander's, Inc	13,433
499		Alexandria Real Estate Equities, Inc	36,652
3,401		Allied Capital Corp	99,003
2,246		AMB Property Corp	97,544
400		American Campus Communities, Inc	9,072
3,293		American Financial Realty Trust	50,646
921		American Home Mortgage Investment Corp	32,198
668		AMLI Residential Properties Trust	20,882
3,324		Annaly Mortgage Management, Inc	59,599
1,284		Anthracite Capital, Inc	15,215
1,557		Anworth Mortgage Asset Corp	15,321
2,490		Apartment Investment & Management Co (Class A)	101,891
1,369		Apollo Investment Corp	25,231
197		Arbor Realty Trust, Inc	5,654
5,210		Archstone-Smith Trust	201,210
1,596		Arden Realty, Inc	57,424
564		Ashford Hospitality Trust, Inc	6,091
2,006		AvalonBay Communities, Inc	162,085
477		Bedford Property Investors	10,981
600		Bimini Mortgage Management, Inc (Class A)	8,460
814		BioMed Realty Trust, Inc	19,414
2,822		Boston Properties, Inc	197,540
470	*	Boykin Lodging Co	6,298
1,460		Brandywine Realty Trust	44,749
1,328		BRE Properties, Inc (Class A)	55,577
1,211		Camden Property Trust	65,091
877		Capital Automotive REIT	33,475
637		Capital Lease Funding, Inc	6,911
77		Capital Southwest Corp	6,905
173		Capital Trust, Inc	5,780
1,526		CarrAmerica Realty Corp	55,211
2,738		Catellus Development Corp	89,806
1,124		CBL & Associates Properties, Inc	48,411
463		Cedar Shopping Centers, Inc	6,829
1,174		Centerpoint Properties Trust	49,660
300		Cherokee, Inc	10,386
1,100		Colonial Properties Trust	48,400
1,304		Commercial Net Lease Realty, Inc	26,693
957		Corporate Office Properties Trust	28,184
309		Correctional Properties Trust	8,745
936		Cousins Properties, Inc	27,687
2,446		Crescent Real Estate Equities Co	45,863
405	*	Criimi MAE, Inc	8,849
667		CRT Properties, Inc	18,209
2,785		Developers Diversified Realty Corp	127,999
653		Diamondrock Hospitality Co	7,379
3,742		Duke Realty Corp	118,472
570		Eastgroup Properties, Inc	24,003

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

1,300		ECC Capital Corp	$8,658
600		Education Realty Trust, Inc	10,980
663		Entertainment Properties Trust	30,498
1,440		Equity Inns, Inc	19,152
476		Equity Lifestyle Properties, Inc	18,926
10,776		Equity Office Properties Trust	356,686
800		Equity One, Inc	18,160
7,552		Equity Residential	278,065
644		Essex Property Trust, Inc	53,491
600		Extra Space Storage, Inc	8,598
1,367		Federal Realty Investment Trust	80,653
1,200	*	FelCor Lodging Trust, Inc	17,376
1,272		Fieldstone Investment Corp	18,317
1,143		First Industrial Realty Trust, Inc	45,606
423		First Potomac Realty Trust	10,490
3,885		Friedman Billings Ramsey Group, Inc	55,556
860		Gables Residential Trust	37,178
4,822		General Growth Properties, Inc	198,136
629		Getty Realty Corp	17,423
236		Gladstone Capital Corp	5,522
847		Glenborough Realty Trust, Inc	17,440
789		Glimcher Realty Trust	21,895
390		Global Signal, Inc	14,684
800		GMH Communities Trust	11,080
543		Government Properties Trust, Inc	5,278
400		Gramercy Capital Corp	9,784
350		Harris & Harris Group, Inc	4,169
3,586		Health Care Property Investors, Inc	96,965
1,413		Health Care REIT, Inc	53,256
1,251		Healthcare Realty Trust, Inc	48,301
713		Heritage Property Investment Trust	24,969
974		Highland Hospitality Corp	10,178
1,624		Highwoods Properties, Inc	48,330
1,068		Home Properties, Inc	45,945
900		HomeBanc Corp	8,181
22,226		Honeywell International, Inc	814,138
1,756		Hospitality Properties Trust	77,387
9,120		Host Marriott Corp	159,600
5,594		HRPT Properties Trust	69,533
1,765		IMPAC Mortgage Holdings, Inc	32,917
1,748		Inland Real Estate Corp	28,108
920		Innkeepers U.S.A. Trust	13,745
1,600		Investors Real Estate Trust	15,456
8,400		iShares Russell 2000 Index Fund	535,080
3,022		iStar Financial, Inc	125,685
800		Kilroy Realty Corp	37,992
2,555		Kimco Realty Corp	150,515
700		Kite Realty Group Trust	10,500
781		LaSalle Hotel Properties	25,625
1,140		Lexington Corporate Properties Trust	27,713
2,352		Liberty Property Trust	104,217
355		LTC Properties, Inc	7,349
1,028		Luminent Mortgage Capital, Inc	11,092
1,693		Macerich Co	113,516
1,607		Mack-Cali Realty Corp	72,797
956		Maguire Properties, Inc	27,093
2,480	*	Meristar Hospitality Corp	21,328
2,141		MFA Mortgage Investments, Inc	15,950
569		Mid-America Apartment Communities, Inc	25,844

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES		VALUE

1,511	Mills Corp	$91,854
500	MortgageIT Holdings, Inc	9,125
913	National Health Investors, Inc	25,628
1,874	Nationwide Health Properties, Inc	44,245
1,272	New Century Financial Corp	65,444
2,873	New Plan Excel Realty Trust	78,059
1,140	Newcastle Investment Corp	34,371
704	Novastar Financial, Inc	27,562
1,305	Omega Healthcare Investors, Inc	16,782
900	Origen Financial, Inc	6,660
1,070	Pan Pacific Retail Properties, Inc	71,027
309	Parkway Properties, Inc	15,453
1,044		Pennsylvania Real Estate Investment Trust	49,590
4,929		Plum Creek Timber Co, Inc	178,923
1,037		Post Properties, Inc	37,446
1,179		Prentiss Properties Trust	42,963
4,823		Prologis	194,078
437		PS Business Parks, Inc	19,425
2,174		Public Storage, Inc	137,506
531		RAIT Investment Trust	15,903
311		Ramco-Gershenson Properties	9,106
2,302		Realty Income Corp	57,642
2,127		Reckson Associates Realty Corp	71,361
514		Redwood Trust, Inc	26,522
1,645		Regency Centers Corp	94,094
340		Saul Centers, Inc	12,359
1,300		Saxon Capital, Inc	22,191
1,322		Senior Housing Properties Trust	24,999
1,309		Shurgard Storage Centers, Inc (Class A)	60,162
4,487		Simon Property Group, Inc	325,263
474		Sizeler Property Investors	6,257
1,035		SL Green Realty Corp	66,758
368		Sovran Self Storage, Inc	16,729
24,900		SPDR Trust Series 1	2,967,582
1,400		Spirit Finance Corp	16,450
500		Strategic Hotel Capital, Inc	9,000
366		Sun Communities, Inc	13,612
400		Sunstone Hotel Investors, Inc	9,704
766		Tanger Factory Outlet Centers, Inc	20,628
273	*	Tarragon Realty Investors, Inc	6,893
1,400		Taubman Centers, Inc	47,726
6,392	*	Telewest Global, Inc	145,610
2,442		Thornburg Mortgage, Inc	71,135
559		Town & Country Trust	15,937
2,431		Trizec Properties, Inc	50,006
1,258		Trustreet Properties, Inc	20,895
3,488		United Dominion Realty Trust, Inc	83,886
288		Universal Health Realty Income Trust	10,976
562		Urstadt Biddle Properties, Inc (Class A)	9,734
791		U-Store-It Trust	15,069
2,492		Ventas, Inc	75,258
2,888		Vornado Realty Trust	232,195
1,105		Washington Real Estate Investment Trust	34,476
2,101		Weingarten Realty Investors	82,401
600		Winston Hotels, Inc	6,756

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	12,459,432

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

HOTELS AND OTHER LODGING PLACES - 0.43%
632		Ameristar Casinos, Inc	$16,489
950	*	Aztar Corp	32,538
469	*	Bluegreen Corp	8,165
1,136		Boyd Gaming Corp	58,084
506		Choice Hotels International, Inc	33,244
1,045	*	Gaylord Entertainment Co	48,582
665	*	Great Wolf Resorts, Inc	13,593
9,942		Hilton Hotels Corp	237,117
543	*	Isle of Capri Casinos, Inc	14,227
5,290	*	La Quinta Corp	49,356
500	*	Las Vegas Sands Corp	17,875
485		Marcus Corp	10,292
4,907		Marriott International, Inc (Class A)	334,756
3,260	*	MGM Mirage	129,031
1,000	*	MTR Gaming Group, Inc	11,640
5,627		Starwood Hotels & Resorts Worldwide, Inc	329,573
1,452		Station Casinos, Inc	96,413
796	*	Vail Resorts, Inc	22,368
1,247	*	Wynn Resorts Ltd	58,946

		TOTAL HOTELS AND OTHER LODGING PLACES	1,522,289

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.29%
20,054		3M Co	1,449,904
128	*	Aaon, Inc	2,277
696	*	Actuant Corp	33,366
1,946	*	Advanced Digital Information Corp	14,790
2,124	*	AGCO Corp	40,611
741		Albany International Corp (Class A)	23,794
4,876		American Standard Cos, Inc	204,402
21,338	*	Apple Computer, Inc	785,452
43,452		Applied Materials, Inc	703,053
455	*	Astec Industries, Inc	10,551
177	*	ASV, Inc	7,176
1,413	*	Asyst Technologies, Inc	6,302
2,844	*	Axcelis Technologies, Inc	19,510
2,119		Black & Decker Corp	190,392
472		Black Box Corp	16,709
776	*	Blount International, Inc	12,951
1,362		Briggs & Stratton Corp	47,152
8,166	*	Brocade Communications Systems, Inc	31,684
1,285	*	Brooks Automation, Inc	19,082
531		Bucyrus International, Inc (Class A)	20,167
813		Carlisle Cos, Inc	55,796
328		Cascade Corp	14,186
8,905		Caterpillar, Inc	848,736
1,620		CDW Corp	92,486
2,247	*	Cirrus Logic, Inc	11,932
1,497	*	Cooper Cameron Corp	92,889
1,096		Cummins, Inc	81,773
486		Curtiss-Wright Corp	26,220
6,421		Deere & Co	420,511
64,447	*	Dell, Inc	2,546,301
1,867		Diebold, Inc	84,220
1,931		Donaldson Co, Inc	58,567
1,200	*	Dot Hill Systems Corp	6,288
5,306		Dover Corp	193,032
88	*	Dril-Quip, Inc	2,553
3,925		Eaton Corp	235,108
63,305	*	EMC Corp	867,912

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

1,918	*	Emulex Corp	$35,023
1,080		Engineered Support Systems, Inc	38,696
549	*	EnPro Industries, Inc	15,850
1,762	*	Entegris, Inc	17,444
2,903	*	Extreme Networks, Inc	11,902
322	*	Fargo Electronics, Inc	6,437
368	*	Flanders Corp	3,312
1,541	*	Flowserve Corp	46,631
1,696	*	FMC Technologies, Inc	54,221
654	*	Gardner Denver, Inc	22,942
6,285	*	Gateway, Inc	20,741
174	*	Gehl Co	6,776
100	*	General Binding Corp	2,192
498	*	Global Imaging Systems, Inc	15,866
125		Gorman-Rupp Co	2,676
1,799		Graco, Inc	61,292
3,240	*	Grant Prideco, Inc	85,698
75,778		Hewlett-Packard Co	1,781,541
465	*	Hydril	25,273
1,320		IDEX Corp	50,965
42,042	d	International Business Machines Corp	3,119,516
8,960		International Game Technology	252,224
471	*	Intevac, Inc	4,931
4,411	*	Jabil Circuit, Inc	135,550
2,085		Joy Global, Inc	70,035
277	*	Kadant, Inc	6,075
816		Kaydon Corp	22,726
1,026		Kennametal, Inc	47,042
700	*	Komag, Inc	19,859
1,778	*	Kulicke & Soffa Industries, Inc	14,064
3,747	*	Lam Research Corp	108,438
1,100		Lennox International, Inc	23,287
3,227	*	Lexmark International, Inc	209,206
347		Lindsay Manufacturing Co	8,182
400		Lufkin Industries, Inc	14,392
698		Manitowoc Co, Inc	28,632
5,887	*	Maxtor Corp	30,612
987	*	Micros Systems, Inc	44,168
126		Middleby Corp	6,660
587	*	Mikohn Gaming Corp	8,644
907		Modine Manufacturing Co	29,532
108		Nacco Industries, Inc (Class A)	11,580
4,585	*	National Oilwell Varco, Inc	217,971
609	*	Netgear, Inc	11,327
286		NN, Inc	3,626
806		Nordson Corp	27,630
900	*	Oil States International, Inc	22,653
3,241		Pall Corp	98,397
1,177	*	PalmOne, Inc	35,039
3,212		Parker Hannifin Corp	199,176
728	*	Paxar Corp	12,922
2,766		Pentair, Inc	118,412
6,109		Pitney Bowes, Inc	266,047
590	*	ProQuest Co	19,346
3,577	*	Quantum Corp	10,624
115		Robbins & Myers, Inc	2,474
4,796		Rockwell Automation, Inc	233,613
4,666	*	Sandisk Corp	110,724
45		Sauer-Danfoss, Inc	800
1,235	*	Scansoft, Inc	4,668

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

353	*	Scansource, Inc	$15,158
234		Schawk, Inc	5,850
1,984	*	Scientific Games Corp (Class A)	53,429
200	*	Semitool, Inc	1,908
2,627		Smith International, Inc	167,340
25,371	*	Solectron Corp	96,156
1,998		SPX Corp	91,868
344		Standex International Corp	9,773
1,874		Stanley Works	85,342
805		Stewart & Stevenson Services, Inc	18,241
2,951	*	Storage Technology Corp	107,092
6,473		Symbol Technologies, Inc	63,889
367		Tecumseh Products Co (Class A)	10,070
234		Tennant Co	8,286
1,188	*	Terex Corp	46,807
546		Thomas Industries, Inc	21,818
1,936		Timken Co	44,722
1,189		Toro Co	45,907
341	*	TurboChef Technologies, Inc	6,111
810	*	Ultratech, Inc	14,823
1,102	*	UNOVA, Inc	29,346
3,445	*	Varian Medical Systems, Inc	128,602
647	*	VeriFone Holdings, Inc	10,514
568		Watsco, Inc	24,197
5,786	*	Western Digital Corp	77,648
300		Woodward Governor Co	25,209
1,092		York International Corp	41,496
1,879	*	Zebra Technologies Corp (Class A)	82,281

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	18,528,000

INSTRUMENTS AND RELATED PRODUCTS - 3.12%
492	*	Abaxis, Inc	5,353
429	*	Abiomed, Inc	3,668
266	*	ADE Corp	7,461
1,615	*	Advanced Medical Optics, Inc	64,196
488	*	Advanced Neuromodulation Systems, Inc	19,364
1,784	*	Affymetrix, Inc	96,211
12,658	*	Agilent Technologies, Inc	291,387
1,500	*	Align Technology, Inc	11,055
3,398		Allergan, Inc	289,646
1,794	*	American Medical Systems Holdings, Inc	37,046
214	*	American Science & Engineering, Inc	9,493
360		Analogic Corp	18,115
700	*	Anaren Microwave, Inc	9,205
314	*	Animas Corp	6,327
5,435		Applera Corp (Applied Biosystems Group)	106,906
232	*	ARGON ST Inc	8,236
547		Arrow International, Inc	17,449
700	*	Arthrocare Corp	24,458
249	*	Aspect Medical Systems, Inc	7,405
500	*	August Technology Corp	5,825
144		Badger Meter Inc	5,947
2,766		Bard (C.R.), Inc	183,967
1,394		Bausch & Lomb, Inc	115,702
16,220		Baxter International, Inc	601,762
1,612		Beckman Coulter, Inc	102,475
6,588		Becton Dickinson & Co	345,672
312		BEI Technologies, Inc	8,324
6,562		Biomet, Inc	227,308

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

432	*	Bio-Rad Laboratories, Inc (Class A)	$25,579
365	*	Biosite, Inc	20,071
17,195	*	Boston Scientific Corp	464,265
446	*	Bruker BioSciences Corp	1,780
414	*	Candela Corp	4,326
1,175	*	Cepheid, Inc	8,625
372		CNS, Inc	8,500
793	*	Coherent, Inc	28,556
475		Cohu, Inc	9,524
987	*	Conmed Corp	30,370
1,094		Cooper Cos, Inc	66,581
2,710	*	Credence Systems Corp	24,526
448	*	Cuno, Inc	32,005
555	*	Cyberonics, Inc	24,081
6,155		Danaher Corp	322,153
446		Datascope Corp	14,874
2,100		Dentsply International, Inc	113,400
526	*	Dionex Corp	22,939
503	*	DJ Orthopedics, Inc	13,797
709		DRS Technologies, Inc	36,358
7,483		Eastman Kodak Co	200,919
656		EDO Corp	19,621
866	*	Encore Medical Corp	4,806
300	*	ESCO Technologies, Inc	30,240
565	*	Esterline Technologies Corp	22,645
245	*	Excel Technology, Inc	5,954
298	*	Faro Technologies, Inc	8,123
815	*	FEI Co	18,590
3,084	*	Fisher Scientific International, Inc	200,152
1,894	*	Flir Systems, Inc	56,517
781	*	Formfactor, Inc	20,634
1,212	*	Fossil, Inc	27,512
357	*	Foxhollow Technologies, Inc	13,662
8,467		Guidant Corp	569,829
671	*	Haemonetics Corp	27,269
888	*	HealthTronics, Inc	11,535
463	*	Herley Industries, Inc	8,445
463	*	Hologic, Inc	18,404
283	*	ICU Medical, Inc	9,104
511	*	I-Flow Corp	8,503
600	*	II-VI, Inc	11,034
819	*	Illumina, Inc	9,885
1,017	*	Inamed Corp	68,108
1,170	*	Input/Output, Inc	7,348
454	*	Integra LifeSciences Holding	13,257
733	*	Intermagnetics General Corp	22,547
343	*	Intralase Corp	6,730
837	*	Intuitive Surgical, Inc	39,038
737		Invacare Corp	32,693
420	*	IRIS International, Inc	7,476
500	*	Ista Pharmaceuticals, Inc	4,160
593	*	Itron, Inc	26,495
995	*	Ixia	19,343
328		Keithley Instruments, Inc	5,054
207	*	Kensey Nash Corp	6,260
5,143		KLA-Tencor Corp	224,749
2,526	*	Kopin Corp	12,883
655	*	Kyphon, Inc	22,787
509	*	Laserscope	21,093
219	*	LeCroy Corp	3,011
1,994	*	Lexar Media, Inc	9,791

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

1,706	*	LTX Corp	$8,462
301	*	Measurement Specialties, Inc	6,986
31,519		Medtronic, Inc	1,632,369
1,051		Mentor Corp	43,595
814	*	Merit Medical Systems, Inc	12,544
1,088	*	Mettler-Toledo International, Inc	50,679
267	*	Micro Therapeutics, Inc	1,063
1,370	*	Millipore Corp	77,720
672		Mine Safety Appliances Co	31,046
854	*	MKS Instruments, Inc	14,424
369	*	Molecular Devices Corp	7,981
824		Movado Group, Inc	15,557
779		MTS Systems Corp	26,159
958	*	Nanogen, Inc	3,679
1,300	*	Newport Corp	18,018
404	*	NuVasive, Inc	6,714
609		Oakley, Inc	10,371
338	*	Palomar Medical Technologies, Inc	8,085
3,347		PerkinElmer, Inc	63,258
500	*	Photon Dynamics, Inc	10,305
1,605	*	Pinnacle Systems, Inc	8,828
718		PolyMedica Corp	25,604
11,853		Raytheon Co	463,689
912	*	Resmed, Inc	60,183
1,862	*	Respironics, Inc	67,237
311	*	Rofin-Sinar Technologies, Inc	10,201
1,110		Roper Industries, Inc	79,221
500	*	Rudolph Technologies, Inc	7,165
925	*	Sirf Technology Holdings, Inc	16,354
491	*	Sonic Solutions, Inc	9,133
600	*	SonoSite, Inc	18,624
9,324	*	St. Jude Medical, Inc	406,620
722	*	Star Scientific, Inc	3,227
2,032		Steris Corp	52,365
7,542		Stryker Corp	358,698
1,064	*	Sybron Dental Specialties, Inc	40,028
1,152	*	Techne Corp	52,888
2,257		Tektronix, Inc	52,520
1,092	*	Teledyne Technologies, Inc	35,577
5,161	*	Teradyne, Inc	61,777
4,198	*	Thermo Electron Corp	112,800
1,256	*	Thermogenesis	5,464
1,349	*	Thoratec Corp	20,694
1,427	*	Trimble Navigation Ltd	55,610
775	*	TriPath Imaging, Inc	6,634
152		United Industrial Corp	5,432
804	*	Varian, Inc	30,383
647	*	Veeco Instruments, Inc	10,533
702	*	Ventana Medical Systems, Inc	28,241
1,005	*	Viasys Healthcare, Inc	22,703
644	*	Viisage Technology, Inc	2,885
81		Vital Signs, Inc	3,509
3,076	*	Waters Corp	114,335
754	*	Wright Medical Group, Inc	20,132
25,356	*	Xerox Corp	349,659
544		X-Rite, Inc	6,261
300		Young Innovations, Inc	11,199
6,459	*	Zimmer Holdings, Inc	491,982
300	*	Zoll Medical Corp	7,635

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	10,943,524

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

INSURANCE AGENTS, BROKERS AND SERVICE - 0.45%
8,265		AON Corp	$206,956
1,472		Brown & Brown, Inc	66,152
454		Clark, Inc	6,506
364		Crawford & Co (Class B)	2,701
2,279		Gallagher (Arthur J.) & Co	61,829
7,689		Hartford Financial Services Group, Inc	574,983
977		Hilb, Rogal & Hamilton Co	33,609
4,096	*	Humana, Inc	162,775
480	*	LabOne, Inc	19,109
13,738		Marsh & McLennan Cos, Inc	380,543
917		National Financial Partners Corp	35,891
993	*	USI Holdings Corp	12,790

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	1,563,844

INSURANCE CARRIERS - 4.91%
637		21st Century Insurance Group	9,453
7,583		Aetna, Inc	628,024
13,074		Aflac, Inc	565,843
1,285		Alfa Corp	18,915
109	*	Alleghany Corp	32,373
1,433	*	Allmerica Financial Corp	53,150
17,416		Allstate Corp	1,040,606
2,811		Ambac Financial Group, Inc	196,095
861		American Equity Investment Life Holding Co	10,229
1,014		American Financial Group, Inc	33,989
59,797		American International Group, Inc	3,474,206
183		American National Insurance Co	20,988
300	*	American Physicians Capital, Inc	11,145
1,329	*	AMERIGROUP Corp	53,426
1,024		AmerUs Group Co	49,203
723	*	Argonaut Group, Inc	16,694
2,888		Assurant, Inc	104,257
437		Baldwin & Lyons, Inc (Class B)	10,532
2,812		Berkley (W.R.) Corp	100,332
426		Bristol West Holdings, Inc	7,796
1,142	*	Centene Corp	38,348
849	*	Ceres Group, Inc	5,162
5,003		Chubb Corp	428,307
3,411		Cigna Corp	365,079
4,301		Cincinnati Financial Corp	170,148
1,295	*	Citizens, Inc	7,900
643	*	CNA Financial Corp	18,274
362	*	CNA Surety Corp	5,376
3,868	*	Conseco, Inc	84,400
2,452	*	Danielson Holdings Corp	29,841
835		Delphi Financial Group, Inc (Class A)	36,865
641		Direct General Corp	11,929
117		Donegal Group, Inc	2,335
1,169		Erie Indemnity Co (Class A)	63,418
579		FBL Financial Group, Inc (Class A)	15,986
4,338		Fidelity National Financial, Inc	154,823
576		First Acceptance Corp	5,449
2,010		First American Corp	80,681
226	*	FPIC Insurance Group, Inc	6,629
5,634		Genworth Financial, Inc	170,316
101		Great American Financial Resources, Inc	2,001
695		Harleysville Group, Inc	14,519

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

1,741		HCC Insurance Holdings, Inc	$65,932
3,013	*	Health Net, Inc	114,976
415	*	HealthExtras, Inc	8,329
887		Horace Mann Educators Corp	16,693
180		Independence Holding Co	3,177
582		Infinity Property & Casualty Corp	20,300
3,557		Jefferson-Pilot Corp	179,344
91		Kansas City Life Insurance Co	4,373
545	*	KMG America Corp	5,417
473		Landamerica Financial Group, Inc	28,082
2,275		Leucadia National Corp	87,883
4,530		Lincoln National Corp	212,548
3,893		Loews Corp	301,708
256	*	Markel Corp	86,784
3,528		MBIA, Inc	209,246
753		Mercury General Corp	41,054
10,639		MetLife, Inc	478,117
2,458		MGIC Investment Corp	160,311
306		Midland Co	10,768
200	*	Molina Healthcare, Inc	8,852
29	*	National Western Life Insurance Co (Class A)	5,623
1,583		Nationwide Financial Services, Inc (Class A)	60,059
300	*	Navigators Group, Inc	10,371
329		Odyssey Re Holdings Corp	8,120
1,897		Ohio Casualty Corp	45,869
4,835		Old Republic International Corp	122,277
2,282	*	Pacificare Health Systems, Inc	163,049
448	*	Philadelphia Consolidated Holding Corp	37,972
3,272		Phoenix Cos, Inc	38,937
1,362	*	PMA Capital Corp (Class A)	12,026
2,433		PMI Group, Inc	94,838
370		Presidential Life Corp	6,331
7,657		Principal Financial Group	320,828
737	*	ProAssurance Corp	30,777
5,180		Progressive Corp	511,836
1,841		Protective Life Corp	77,727
13,495		Prudential Financial, Inc	886,082
2,243		Radian Group, Inc	105,914
834		Reinsurance Group of America, Inc	38,789
488		RLI Corp	21,765
3,350		Safeco Corp	182,039
282		Safety Insurance Group, Inc	9,520
742		Selective Insurance Group, Inc	36,766
17,561		St. Paul Travelers Cos, Inc	694,186
729		Stancorp Financial Group, Inc	55,827
374		State Auto Financial Corp	11,609
432		Stewart Information Services Corp	18,144
2,713		Torchmark Corp	141,619
435		Tower Group, Inc	6,799
598		Transatlantic Holdings, Inc	33,380
263	*	Triad Guaranty, Inc	13,253
928		UICI	27,627
398		United Fire & Casualty Co	17,679
32,996		UnitedHealth Group, Inc	1,720,411
1,256		Unitrin, Inc	61,670
650	*	Universal American Financial Corp	14,703
7,761		UnumProvident Corp	142,182
487	*	WellCare Health Plans, Inc	17,293
834	*	WellChoice, Inc	57,938
15,965	*	WellPoint, Inc	1,111,803

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

19		Wesco Financial Corp	$6,840
414		Zenith National Insurance Corp	28,094

		TOTAL INSURANCE CARRIERS	17,207,508

JUSTICE, PUBLIC ORDER AND SAFETY - 0.01%
944	*	Corrections Corp of America	37,052
400	*	Geo Group, Inc	10,020

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	47,072

LEATHER AND LEATHER PRODUCTS - 0.14%
469		Brown Shoe Co, Inc	18,361
10,050	*	Coach, Inc	337,379
646	*	Genesco, Inc	23,960
268	*	Steven Madden Ltd	4,760
1,374	*	Timberland Co (Class A)	53,201
150		Weyco Group, Inc	2,956
1,606		Wolverine World Wide, Inc	38,560

		TOTAL LEATHER AND LEATHER PRODUCTS	479,177

LEGAL SERVICES - 0.01%
1,106	*	FTI Consulting, Inc	23,115
162		Pre-Paid Legal Services, Inc	7,233

		TOTAL LEGAL SERVICES	30,348

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
2,498	*	Laidlaw International, Inc	60,202

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	60,202

LUMBER AND WOOD PRODUCTS - 0.04%
174		American Woodmark Corp	5,222
2,253	*	Champion Enterprises, Inc	22,395
347		Deltic Timber Corp	13,196
2,901		Louisiana-Pacific Corp	71,307
134		Skyline Corp	5,351
455		Universal Forest Products, Inc	18,860

		TOTAL LUMBER AND WOOD PRODUCTS	136,331

METAL MINING - 0.28%
602		Cleveland-Cliffs, Inc	34,772
5,381	*	Coeur D'alene Mines Corp	19,533
656		Commerce Group, Inc	40,744
4,496		Freeport-McMoRan Copper & Gold, Inc (Class A)	168,330
4,323	*	Hecla Mining Co	19,713
10,758		Newmont Mining Corp	419,885
2,543		Phelps Dodge Corp	235,228
429		Royal Gold, Inc	8,631
677		Southern Peru Copper Corp	29,003
1,772	*	Stillwater Mining Co	13,148

		TOTAL METAL MINING	988,987

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.24%
870		Blyth, Inc	$24,404
1,930		Callaway Golf Co	29,780
323		Charles & Colvard Ltd	7,930
400		Daktronics, Inc	8,004
221		Escalade, Inc	3,056
3,789		Fortune Brands, Inc	336,463
4,091		Hasbro, Inc	85,052
2,086	*	Identix, Inc	10,493
815	*	Jakks Pacific, Inc	15,656
1,500	*	K2, Inc	19,020
492	*	Leapfrog Enterprises, Inc	5,560
10,724		Mattel, Inc	196,249
699		Nautilus, Inc	19,922
360	*	RC2 Corp	13,525
239		Russ Berrie & Co, Inc	3,062
1,005	*	Shuffle Master, Inc	28,170
189	*	Steinway Musical Instruments, Inc	5,549
1,163		Yankee Candle Co, Inc	37,332

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	849,227

MISCELLANEOUS RETAIL - 1.25%
505	*	1-800-Flowers.com, Inc (Class A)	3,555
564	*	AC Moore Arts & Crafts, Inc	17,828
918	*	Alloy, Inc	4,719
7,951	*	Amazon.com, Inc	263,019
1,303	*	Barnes & Noble, Inc	50,556
500		Big 5 Sporting Goods Corp	14,190
109		Blair Corp	4,306
389	*	Blue Nile, Inc	12,716
1,898		Borders Group, Inc	48,038
108	*	Build-A-Bear Workshop, Inc	2,533
996		Cash America International, Inc	20,040
432	*	CKX Inc	5,558
1,174	*	Coldwater Creek, Inc	29,244
20,936		CVS Corp	608,610
849	*	Dick's Sporting Goods, Inc	32,763
2,856	*	Dollar Tree Stores, Inc	68,544
1,400	*	Drugstore.com, Inc	5,838
545	*	GSI Commerce, Inc	9,129
659	*	Hibbett Sporting Goods, Inc	24,937
550	*	Jill (J.) Group, Inc	7,563
991		Longs Drug Stores Corp	42,663
1,895	*	Marvel Enterprises, Inc	37,369
3,654		Michaels Stores, Inc	151,166
1,209		MSC Industrial Direct Co (Class A)	40,804
991	*	NeighborCare, Inc	32,871
575	*	Nutri/System, Inc	8,487
8,230	*	Office Depot, Inc	187,973
306	*	Overstock.com, Inc	10,894
200	*	Party City Corp	2,400
1,428	*	Petco Animal Supplies, Inc	41,869
3,826		Petsmart, Inc	116,119
719	*	Priceline.com, Inc	16,774
12,886	*	Rite Aid Corp	53,863
2,677	*	Sears Holdings Corp	401,202
251	*	Sharper Image Corp	3,195
625	*	Sports Authority, Inc	19,875
490	*	Stamps.com, Inc	9,188
19,192		Staples, Inc	409,173

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

3,670		Tiffany & Co	$120,229
5,866	*	Toys 'R' Us, Inc	155,332
394	*	Valuevision International, Inc (Class A)	4,732
26,644		Walgreen Co	1,225,358
506		World Fuel Services Corp	11,845
1,466	*	Zale Corp	46,458

		TOTAL MISCELLANEOUS RETAIL	4,383,525

MOTION PICTURES - 1.49%
884	*	Avid Technology, Inc	47,100
4,898		Blockbuster, Inc (Class A)	44,670
216		Carmike Cinemas, Inc	6,627
1,054	*	DreamWorks Animation SKG, Inc (Class A)	27,615
72,978	*	Liberty Media Corp (Class A)	743,646
1,186	*	Macrovision Corp	26,732
60,530		News Corp (Class A)	979,375
947		Regal Entertainment Group (Class A)	17,879
1,074	*	Time Warner Telecom, Inc (Class A)	6,358
119,544	*	Time Warner, Inc	1,997,580
53,189		Walt Disney Co	1,339,299

		TOTAL MOTION PICTURES	5,236,881

NONDEPOSITORY INSTITUTIONS - 2.18%
460	*	Accredited Home Lenders Holding Co	20,240
1,500		Advance America Cash Advance Centers, Inc	24,000
491		Advanta Corp (Class B)	13,827
2,413		American Capital Strategies Ltd	87,133
28,507		American Express Co	1,517,428
4,009	*	AmeriCredit Corp	102,230
590		Ares Capital Corp	10,520
261		Asta Funding, Inc	7,251
372		Beverly Hills Bancorp, Inc	4,073
6,609		Capital One Financial Corp	528,786
1,771	*	CapitalSource, Inc	34,765
1,377		CharterMac	30,239
5,466		CIT Group, Inc	234,874
629	*	CompuCredit Corp	21,562
15,205		Countrywide Financial Corp	587,065
183	*	Credit Acceptance Corp	2,725
2,470		Doral Financial Corp	40,854
352	*	Encore Capital Group, Inc	5,984
25,225		Fannie Mae	1,473,140
210		Federal Agricultural Mortgage Corp (Class C)	4,631
441		Financial Federal Corp	17,040
330	*	First Cash Financial Services, Inc	7,052
683	*	First Marblehead Corp	23,946
17,940		Freddie Mac	1,170,226
32,494		MBNA Corp	850,043
1,244		MCG Capital Corp	21,248
1,519	*	Metris Cos, Inc	21,965
451	*	Nelnet, Inc	15,005
458		NGP Capital Resources Co	6,838
7,803	*	Providian Financial Corp	137,567
10,932		SLM Corp	555,346
127		Student Loan Corp	27,915
499		Westcorp	26,158

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

216	*	WFS Financial, Inc	$10,953
401	*	World Acceptance Corp	12,050

		TOTAL NONDEPOSITORY INSTITUTIONS	7,654,679

NONMETALLIC MINERALS, EXCEPT FUELS - 0.07%
401		Amcol International Corp	7,535
530		Compass Minerals International, Inc	12,402
885		Florida Rock Industries, Inc	64,915
2,662		Vulcan Materials Co	173,003

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	257,855

OIL AND GAS EXTRACTION - 2.49%
6,142		Anadarko Petroleum Corp	504,565
8,552		Apache Corp	552,459
470	*	ATP Oil & Gas Corp	10,998
362	*	Atwood Oceanics, Inc	22,285
8,804		Baker Hughes, Inc	450,413
568		Berry Petroleum Co (Class A)	30,036
339	*	Bill Barrett Corp	10,028
4,251		BJ Services Co	223,092
625	*	Brigham Exploration Co	5,706
10,045		Burlington Resources, Inc	554,886
1,179		Cabot Oil & Gas Corp (Class A)	40,911
944	*	Cal Dive International, Inc	49,437
353	*	Callon Petroleum Co	5,217
498	*	Carrizo Oil & Gas, Inc	8,496
1,464	*	Cheniere Energy, Inc	45,530
8,121		Chesapeake Energy Corp	185,159
2,117	*	Cimarex Energy Co	82,372
92	*	Clayton Williams Energy, Inc	2,759
1,066	*	Comstock Resources, Inc	26,959
447	*	Delta Petroleum Corp	6,312
1,540	*	Denbury Resources, Inc	61,246
12,344		Devon Energy Corp	625,594
1,544		Diamond Offshore Drilling, Inc	82,496
365	*	Edge Petroleum Corp	5,701
854	*	Encore Acquisition Co	35,014
870	*	Energy Partners Ltd	22,803
3,945		ENSCO International, Inc	141,034
6,286		EOG Resources, Inc	357,045
1,589		Equitable Resources, Inc	108,052
1,291	*	Forest Oil Corp	54,222
753	*	FX Energy, Inc	8,306
1,694	*	Gasco Energy, Inc	6,268
2,729	*	Global Industries Ltd	23,197
273	*	Goodrich Petroleum Corp	5,618
4,422	*	Grey Wolf, Inc	32,767
11,627		Halliburton Co	556,003
1,715	*	Hanover Compressor Co	19,740
612	*	Harvest Natural Resources, Inc	6,689
1,433		Helmerich & Payne, Inc	67,236
608	*	Houston Exploration Co	32,254
1,324	*	KCS Energy, Inc	22,998
2,998		Kerr-McGee Corp	228,777

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

716	*	McMoRan Exploration Co	$13,969
1,700	*	Meridian Resource Corp	8,126
1,143	*	Mission Resources Corp	9,224
3,092	*	Newfield Exploration Co	123,340
1,860	*	Newpark Resources, Inc	13,950
2,292		Noble Energy, Inc	173,390
10,360		Occidental Petroleum Corp	796,995
679	*	Oceaneering International, Inc	26,243
793	*	Parallel Petroleum Corp	7,018
3,446	*	Parker Drilling Co	24,156
4,547		Patterson-UTI Energy, Inc	126,543
144	v*	PetroCorp (Escrow)	0
608	*	PetroHawk Energy Corp	6,566
421	*	Petroleum Development Corp	13,409
1,072	*	PetroQuest Energy, Inc	7,043
515	*	Pioneer Drilling Co	7,859
3,756		Pioneer Natural Resources Co	158,052
2,021	*	Plains Exploration & Production Co	71,806
1,561		Pogo Producing Co	81,047
4,125	*	Pride International, Inc	106,013
978	*	Quicksilver Resources, Inc	62,524
2,131		Range Resources Corp	57,324
609	*	Remington Oil & Gas Corp	21,741
2,599		Rowan Cos, Inc	77,216
225		RPC, Inc	3,807
441	*	Seacor Smit, Inc	28,356
2,202	*	Southwestern Energy Co	103,450
656	*	Spinnaker Exploration Co	23,281
1,510		St. Mary Land & Exploration Co	43,760
607	*	Stone Energy Corp	29,682
2,023	*	Superior Energy Services, Inc	36,009
743	*	Swift Energy Co	26,614
790	*	Syntroleum Corp	8,105
662	*	Tetra Technologies, Inc	21,085
1,671		Tidewater, Inc	63,699
1,235	*	Todco	31,702
365	*	Toreador Resources Corp	8,866
464	*	Transmontaigne, Inc	4,872
591	*	Tri-Valley Corp	8,233
1,300	*	Unit Corp	57,213
6,937		Unocal Corp	451,252
1,256	*	Veritas DGC, Inc	34,841
1,646		Vintage Petroleum, Inc	50,154
335		W&T Offshore, Inc	8,063
822	*	W-H Energy Services, Inc	20,492
772	*	Whiting Petroleum Corp	28,031
9,407		XTO Energy, Inc	319,744

		TOTAL OIL AND GAS EXTRACTION	8,725,545

PAPER AND ALLIED PRODUCTS - 0.63%
2,762		Bemis Co	73,303
1,495		Bowater, Inc	48,393
827	*	Buckeye Technologies, Inc	6,591
696	*	Caraustar Industries, Inc	7,308
780		Chesapeake Corp	16,333
6,852		Georgia-Pacific Corp	217,894
1,264		Glatfelter	15,674
467	*	Graphic Packaging Corp	1,705

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES		VALUE

400	Greif, Inc (Class A)	$24,440
12,825	International Paper Co	387,443
12,469	Kimberly-Clark Corp	780,435
1,295	Longview Fibre Co	26,612
5,436	MeadWestvaco Corp	152,425
406	Neenah Paper, Inc	12,574
2,001	OfficeMax, Inc	59,570
1,623		Packaging Corp of America	34,164
908	*	Playtex Products, Inc	9,770
798		Potlatch Corp	41,759
446		Rock-Tenn Co (Class A)	5,642
456		Schweitzer-Mauduit International, Inc	14,195
6,998	*	Smurfit-Stone Container Corp	71,170
2,284		Sonoco Products Co	60,526
2,850		Temple-Inland, Inc	105,878
1,197		Wausau-Mosinee Paper Corp	14,340

		TOTAL PAPER AND ALLIED PRODUCTS	2,188,144

PERSONAL SERVICES - 0.18%
236		Angelica Corp	5,784
3,388		Cintas Corp	130,777
576	*	Coinstar, Inc	13,069
416		G & K Services, Inc (Class A)	15,696
4,314		H & R Block, Inc	251,722
800		Jackson Hewitt Tax Service, Inc	18,912
1,185		Regis Corp	46,310
8,724		Service Corp International	69,966
241		Unifirst Corp	9,770
1,029	*	Weight Watchers International, Inc	53,107

		TOTAL PERSONAL SERVICES	615,113

PETROLEUM AND COAL PRODUCTS - 4.81%
2,036		Amerada Hess Corp	216,854
1,695		Ashland, Inc	121,820
54,678		ChevronTexaco Corp	3,057,594
36,285		ConocoPhillips	2,086,025
524		ElkCorp	14,960
165,885		ExxonMobil Corp	9,533,411
1,400		Frontier Oil Corp	41,090
299	*	Giant Industries, Inc	10,764
952	*	Headwaters, Inc	32,730
600		Holly Corp	28,002
9,190		Marathon Oil Corp	490,470
4,404		Murphy Oil Corp	230,021
2,091		Premcor, Inc	155,110
1,883		Sunoco, Inc	214,059
1,845		Tesoro Corp	85,829
6,768		Valero Energy Corp	535,416
552		WD-40 Co	15,417

		TOTAL PETROLEUM AND COAL PRODUCTS	16,869,572

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

PRIMARY METAL INDUSTRIES - 0.66%
3,061	*	AK Steel Holding Corp	$19,621
22,829		Alcoa, Inc	596,522
684	*	Aleris International, Inc	15,424
2,700		Allegheny Technologies, Inc	59,562
1,171		Belden CDT, Inc	24,825
472	*	Brush Engineered Materials, Inc	6,731
569		Carpenter Technology Corp	29,474
500	*	Century Aluminum Co	10,200
1,781	*	CommScope, Inc	31,007
37,078	*	Corning, Inc	616,236
250	*	Encore Wire Corp	2,898
816	*	General Cable Corp	12,101
474		Gibraltar Industries, Inc	8,788
1,542		Hubbell, Inc (Class B)	68,002
890	*	Lone Star Technologies, Inc	40,495
774		Matthews International Corp (Class A)	30,155
1,125	*	Maverick Tube Corp	33,525
1,107		Mueller Industries, Inc	30,000
516	*	NS Group, Inc	16,775
4,175		Nucor Corp	190,464
1,000	*	Oregon Steel Mills, Inc	17,210
1,760		Precision Castparts Corp	137,104
801		Quanex Corp	42,461
857	*	RTI International Metals, Inc	26,918
450		Schnitzer Steel Industries, Inc (Class A)	10,665
1,067		Steel Dynamics, Inc	28,009
300		Steel Technologies, Inc	5,070
442	*	Superior Essex, Inc	7,828
638		Texas Industries, Inc	35,875
185	*	Titanium Metals Corp	10,506
741		Tredegar Corp	11,560
2,913		United States Steel Corp	100,120
169	*	Wheeling-Pittsburgh Corp	2,599
2,063		Worthington Industries, Inc	32,595

		TOTAL PRIMARY METAL INDUSTRIES	2,311,325

PRINTING AND PUBLISHING - 1.14%
1,857		American Greetings Corp (Class A)	49,211
663		Banta Corp	30,074
2,642		Belo (A.H.) Corp Series A	63,329
539		Bowne & Co, Inc	7,794
1,296	*	Cenveo, Inc	9,798
295	*	Consolidated Graphics, Inc	12,027
337		Courier Corp	12,944
162		CSS Industries, Inc	5,482
3,914		Dex Media, Inc	95,541
1,246		Dow Jones & Co, Inc	44,171
1,773	*	Dun & Bradstreet Corp	109,305
422		Ennis, Inc	7,647
1,891		EW Scripps Co	92,281
6,475		Gannett Co, Inc	460,567
814		Harland (John H.) Co	30,932
1,603		Harte-Hanks, Inc	47,657
1,308		Hollinger International, Inc	13,093
721		Journal Communications, Inc	12,113
1,179	*	Journal Register Co	20,644
1,940		Knight Ridder, Inc	119,000

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

1,558		Lee Enterprises, Inc	$62,460
590	*	Martha Stewart Living Omnimedia, Inc (Class A)	17,216
487		McClatchy Co (Class A)	31,869
9,764		McGraw-Hill Cos, Inc	432,057
574		Media General, Inc (Class A)	37,172
1,073		Meredith Corp	52,641
3,769		New York Times Co (Class A)	117,404
550	*	Playboy Enterprises, Inc (Class B)	7,117
703	*	Presstek, Inc	7,958
4,589	*	Primedia, Inc	18,585
690	*	R.H. Donnelley Corp	42,766
5,587		R.R. Donnelley & Sons Co	192,807
2,596		Reader's Digest Association, Inc (Class A)	42,834
1,013	*	Scholastic Corp	39,051
338		Standard Register Co	5,344
300		Thomas Nelson, Inc	6,528
6,204		Tribune Co	218,257
1,194	*	Valassis Communications, Inc	44,238
37,264		Viacom, Inc (Class B)	1,193,193
144		Washington Post Co (Class B)	120,244
1,476		Wiley (John) & Sons, Inc (Class A)	58,641

		TOTAL PRINTING AND PUBLISHING	3,991,992

RAILROAD TRANSPORTATION - 0.45%
9,813		Burlington Northern Santa Fe Corp	461,996
5,708		CSX Corp	243,503
842		Florida East Coast Industries	36,459
490	*	Genesee & Wyoming, Inc (Class A)	13,333
2,136	*	Kansas City Southern Industries, Inc	43,104
10,316		Norfolk Southern Corp	319,383
6,861		Union Pacific Corp	444,593

		TOTAL RAILROAD TRANSPORTATION	1,562,371

REAL ESTATE - 0.11%
946	*	Alderwoods Group, Inc	13,594
201	*	California Coastal Communities, Inc	6,908
1,305	*	CB Richard Ellis Group, Inc	57,237
151		Consolidated-Tomoka Land Co	12,986
861		Forest City Enterprises, Inc (Class A)	61,131
1,014	*	Jones Lang LaSalle, Inc	44,849
1,980		St. Joe Co	161,449
2,339		Stewart Enterprises, Inc (Class A)	15,297
991	*	Trammell Crow Co	24,022

		TOTAL REAL ESTATE	397,473

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.11%
415	*	Applied Films Corp	10,624
2,154		Cooper Tire & Rubber Co	40,000
252	*	Deckers Outdoor Corp	6,199
4,102	*	Goodyear Tire & Rubber Co	61,120
935	*	Jarden Corp	50,415
1,126		Schulman (A.), Inc	20,144
2,243	*	Sealed Air Corp	111,679
499	*	Skechers U.S.A., Inc (Class A)	7,116

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

757		Spartech Corp	$13,475
200	*	Trex Co, Inc	5,140
1,467		Tupperware Corp	34,284
815		West Pharmaceutical Services, Inc	22,861

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	383,057

SECURITY AND COMMODITY BROKERS - 2.14%
2,022		A.G. Edwards, Inc	91,293
6,560	*	Ameritrade Holding Corp	121,950
765	*	Archipelago Holdings, Inc	29,827
2,861		Bear Stearns Cos, Inc	297,372
172		BKF Capital Group, Inc	6,521
500		Blackrock, Inc	40,225
500		Calamos Asset Management, Inc (Class A)	13,620
27,409		Charles Schwab Corp	309,174
893		Chicago Mercantile Exchange	263,882
10,135	*	E*Trade Financial Corp	141,789
3,929		Eaton Vance Corp	93,942
2,221		Federated Investors, Inc (Class B)	66,652
4,251		Franklin Resources, Inc	327,242
175		Gabelli Asset Management, Inc (Class A)	7,733
10,660		Goldman Sachs Group, Inc	1,087,533
311		Greenhill & Co, Inc	12,599
3,313	*	Instinet Group, Inc	17,360
295	*	International Securities Exchange, Inc	7,407
1,273	*	Investment Technology Group, Inc	26,758
5,961		Janus Capital Group, Inc	89,653
1,328		Jefferies Group, Inc	50,318
3,268	*	Knight Capital Group, Inc	24,902
1,377	*	LaBranche & Co, Inc	8,675
2,872		Legg Mason, Inc	299,004
7,209		Lehman Brothers Holdings, Inc	715,710
588	*	MarketAxess Holdings, Inc	6,644
24,565		Merrill Lynch & Co, Inc	1,351,321
28,553		Morgan Stanley	1,498,176
225	*	Morningstar, Inc	6,334
1,154	*	Nasdaq Stock Market, Inc	21,764
1,500		Nuveen Investments, Inc	56,430
550		optionsXpress Holdings, Inc	8,360
547	*	Piper Jaffray Cos	16,645
1,849		Raymond James Financial, Inc	52,234
284		Sanders Morris Harris Group, Inc	4,885
1,636		SEI Investments Co	61,105
202	*	Stifel Financial Corp	4,880
376		SWS Group, Inc	6,460
3,394		T Rowe Price Group, Inc	212,464
2,327		Waddell & Reed Financial, Inc (Class A)	43,050

		TOTAL SECURITY AND COMMODITY BROKERS	7,501,893

SOCIAL SERVICES - 0.01%
636	*	Bright Horizons Family Solutions, Inc	25,898
239	*	Providence Service Corp	5,934
491	*	Res-Care, Inc	6,658

		TOTAL SOCIAL SERVICES	38,490

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

SPECIAL TRADE CONTRACTORS - 0.04%
798	*	Asiainfo Holdings, Inc	$4,397
528		Chemed Corp	21,585
1,100	*	Comfort Systems U.S.A., Inc	7,238
1,544	*	Dycom Industries, Inc	30,587
404	*	EMCOR Group, Inc	19,756
675	*	Insituform Technologies, Inc (Class A)	10,820
277	*	Layne Christensen Co	5,503
3,042	*	Quanta Services, Inc	26,770

		TOTAL SPECIAL TRADE CONTRACTORS	126,656

STONE, CLAY, AND GLASS PRODUCTS - 0.11%
488		Apogee Enterprises, Inc	7,501
634	*	Cabot Microelectronics Corp	18,380
318		CARBO Ceramics, Inc	25,109
479		Eagle Materials, Inc	44,351
4,326		Gentex Corp	78,733
924		Lafarge North America, Inc	57,695
501		Libbey, Inc	7,921
3,965	*	Owens-Illinois, Inc	99,323
886	*	USG Corp	37,655

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	376,668

TEXTILE MILL PRODUCTS - 0.00%
310		Oxford Industries, Inc	13,346

		TOTAL TEXTILE MILL PRODUCTS	13,346

TOBACCO PRODUCTS - 1.13%
53,967		Altria Group, Inc	3,489,506
1,637		Loews Corp (Carolina Group)	54,545
2,227		Reynolds American, Inc	175,488
617		Universal Corp (Virginia)	27,012
4,309		UST, Inc	196,749
624		Vector Group Ltd	11,588

		TOTAL TOBACCO PRODUCTS	3,954,888

TRANSPORTATION BY AIR - 0.35%
1,497	*	ABX Air, Inc	12,201
2,312	*	Airtran Holdings, Inc	21,340
754	*	Alaska Air Group, Inc	22,432
799	*	America West Holdings Corp (Class B)	4,794
4,631	*	AMR Corp	56,081
2,163	*	Continental Airlines, Inc (Class B)	28,725
2,675	*	Delta Air Lines, Inc	10,058
1,007	*	EGL, Inc	20,462
1,011	*	ExpressJet Holdings, Inc	8,604
7,933		FedEx Corp	642,652
799	*	Frontier Airlines, Inc	8,254
2,119	*	JetBlue Airways Corp	43,312
614	*	Mesa Air Group, Inc	4,120

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

2,106	*	Northwest Airlines Corp	$9,603
579	*	Offshore Logistics, Inc	19,014
546	*	Pinnacle Airlines Corp	4,690
1,213		Skywest, Inc	22,052
20,669		Southwest Airlines Co	287,919
601	*	World Air Holdings, Inc	7,044

		TOTAL TRANSPORTATION BY AIR	1,233,357

TRANSPORTATION EQUIPMENT - 2.31%
803	*	AAR Corp	12,615
603	*	Aftermarket Technology Corp	10,510
1,104		American Axle & Manufacturing Holdings, Inc	27,898
468		Arctic Cat, Inc	9,608
899	*	Armor Holdings, Inc	35,609
1,592		ArvinMeritor, Inc	28,322
2,381		Autoliv, Inc	104,288
21,535		Boeing Co	1,421,310
2,390		Brunswick Corp	103,535
1,380		Clarcor, Inc	40,365
563		Coachmen Industries, Inc	7,054
3,889		Dana Corp	58,374
12,848		Delphi Corp	59,743
1,274		Federal Signal Corp	19,874
1,526	*	Fleetwood Enterprises, Inc	15,489
46,096		Ford Motor Co	472,023
1,126	*	GenCorp, Inc	21,687
5,223		General Dynamics Corp	572,127
12,035		General Motors Corp	409,190
4,670		Genuine Parts Co	191,890
3,219		Goodrich Corp	131,850
144		Greenbrier Cos, Inc	3,902
457	*	Group 1 Automotive, Inc	10,986
7,419		Harley-Davidson, Inc	367,982
1,105		Harsco Corp	60,278
1,100	*	Hayes Lemmerz International, Inc	7,832
719		Heico Corp	16,832
2,403		ITT Industries, Inc	234,605
1,166		JLG Industries, Inc	32,042
885		Kaman Corp (Class A)	15,965
9,628		Lockheed Martin Corp	624,568
139	v*	Mascotech (Escrow)	0
797		Monaco Coach Corp	13,700
1,556	*	Navistar International Corp	49,792
179		Noble International Ltd	4,215
9,355		Northrop Grumman Corp	516,864
1,941	*	Orbital Sciences Corp	19,216
1,012		Oshkosh Truck Corp	79,219
4,528		Paccar, Inc	307,904
3,882	*	Pactiv Corp	83,774
1,204		Polaris Industries, Inc	65,016
233	*	Sequa Corp (Class A)	15,418
467		Smith (A.O.) Corp	12,474
130		Standard Motor Products, Inc	1,716
574		Superior Industries International, Inc	13,604
1,117	*	Tenneco Automotive, Inc	18,587
3,082		Textron, Inc	233,770
904		Thor Industries, Inc	28,413
1,075		Trinity Industries, Inc	34,432

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

316	*	Triumph Group, Inc	$10,984
1,123	*	TRW Automotive Holdings Corp	27,525
26,673		United Technologies Corp	1,369,659
981		Wabash National Corp	23,770
1,181		Westinghouse Air Brake Technologies Corp	25,368
730		Winnebago Industries, Inc	23,908

		TOTAL TRANSPORTATION EQUIPMENT	8,107,681

TRANSPORTATION SERVICES - 0.13%
77		Ambassadors Group, Inc	2,864
2,231		C.H. Robinson Worldwide, Inc	129,844
2,815		Expeditors International of Washington, Inc	140,215
1,285		GATX Corp	44,333
328	*	HUB Group, Inc	8,216
600	*	Navigant International, Inc	8,814
966	*	Pacer International, Inc	21,049
666	*	Pegasus Solutions, Inc	7,426
1,200	*	RailAmerica, Inc	14,280
3,423		Sabre Holdings Corp	68,289

		TOTAL TRANSPORTATION SERVICES	445,330

TRUCKING AND WAREHOUSING - 0.43%
600		Arkansas Best Corp	19,086
1,419		CNF, Inc	63,713
197	*	Covenant Transport, Inc (Class A)	2,600
909		Forward Air Corp	25,697
1,212		Heartland Express, Inc	23,549
3,308		Hunt (J.B.) Transport Services, Inc	63,844
1,580	*	Landstar System, Inc	47,590
257	*	Marten Transport Ltd	5,394
448	*	Old Dominion Freight Line	12,020
599		Overnite Corp	25,745
400	*	P.A.M. Transportation Services	6,724
399	*	SCS Transportation, Inc	7,102
900	*	Sirva, Inc	7,659
1,045	*	Swift Transportation Co, Inc	24,338
200	*	U.S. Xpress Enterprises, Inc (Class A)	2,382
15,704		United Parcel Service, Inc (Class B)	1,086,089
1,281		Werner Enterprises, Inc	25,159
1,431	*	Yellow Roadway Corp	72,695

		TOTAL TRUCKING AND WAREHOUSING	1,521,386

WATER TRANSPORTATION - 0.05%
1,359		Alexander & Baldwin, Inc	62,990
184	*	Gulfmark Offshore, Inc	5,025
377	*	Hornbeck Offshore Services, Inc	10,213
492	*	Kirby Corp	22,189
226		Maritrans, Inc	6,113
772		Overseas Shipholding Group, Inc	46,050
314	*	Seabulk International, Inc	6,673

		TOTAL WATER TRANSPORTATION	159,253

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

WHOLESALE TRADE-DURABLE GOODS - 1.88%
143	*	1-800 Contacts, Inc	$2,770
2,542		Adesa, Inc	55,339
1,611		Agilysys, Inc	25,293
868		Applied Industrial Technologies, Inc	28,028
2,908	*	Arrow Electronics, Inc	78,981
877	*	Aviall, Inc	27,704
3,245	*	Avnet, Inc	73,110
442		Barnes Group, Inc	14,630
400	*	Beacon Roofing Supply, Inc	10,520
1,472		BorgWarner, Inc	79,002
364		Building Materials Holding Corp	25,222
2,908	*	Cytyc Corp	64,150
604	*	Digi International, Inc	7,163
166	*	Drew Industries, Inc	7,536
818	*	Genesis Microchip, Inc	15,100
1,852		Hughes Supply, Inc	52,041
3,161		IKON Office Solutions, Inc	30,061
416	*	Imagistics International, Inc	11,648
3,230	*	Ingram Micro, Inc (Class A)	50,582
985	*	Insight Enterprises, Inc	19,877
327	*	Interline Brands, Inc	6,475
77,485		Johnson & Johnson	5,036,525
440	*	Keystone Automotive Industries, Inc	10,881
1,039		Knight Transportation, Inc	25,279
122		Lawson Products, Inc	4,736
366	*	LKQ Corp	9,937
1,241		Martin Marietta Materials, Inc	85,778
309	*	Merge Technologies, Inc	5,794
589	*	Navarre Corp	4,709
2,616		Omnicare, Inc	110,997
1,223		Owens & Minor, Inc	39,564
3,578	*	Patterson Cos, Inc	161,296
1,474		Pep Boys-Manny Moe & Jack	19,958
2,367	*	PSS World Medical, Inc	29,469
744		Reliance Steel & Aluminum Co	27,580
644		Ryerson Tull, Inc	9,190
1,396		SCP Pool Corp	48,986
48	*	Strattec Security Corp	2,614
5,522	*	Sycamore Networks, Inc	19,051
500	*	TBC Corp	13,565
1,588	*	Tech Data Corp	58,137
1,740	*	Tyler Technologies, Inc	13,154
3,804	*	Visteon Corp	22,938
1,967		W.W. Grainger, Inc	107,772
839	*	WESCO International, Inc	26,328
441	*	West Marine, Inc	7,964

		TOTAL WHOLESALE TRADE-DURABLE GOODS	6,587,434

WHOLESALE TRADE-NONDURABLE GOODS - 1.00%
1,435		Airgas, Inc	35,401
771	*	Allscripts Healthcare Solutions, Inc	12,806
2,719		AmerisourceBergen Corp	188,019
973	*	BioScrip, Inc	5,838
1,443		Brown-Forman Corp (Class B)	87,244
11,159		Cardinal Health, Inc	642,535
281	*	Central European Distribution Corp	10,490
3,924	*	Dean Foods Co	138,282
1,327	*	Endo Pharmaceuticals Holdings, Inc	34,874
587	*	Hain Celestial Group, Inc	11,447
605		Handleman Co	9,989
2,296	*	Henry Schein, Inc	95,330

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

100		Kenneth Cole Productions, Inc (Class A)	$3,112
648		K-Swiss, Inc (Class A)	20,956
7,816		McKesson Corp	350,079
1,344	*	Men's Wearhouse, Inc	46,274
568	*	Metals USA, Inc	10,803
685		Myers Industries, Inc	8,563
331		Nash Finch Co	12,161
4,752		Nike, Inc (Class B)	411,523
1,471		Nu Skin Enterprises, Inc (Class A)	34,274
278	*	Nuco2, Inc	7,136
1,302	*	Performance Food Group Co	39,333
77	*	Perry Ellis International, Inc	1,801
928	*	Priority Healthcare Corp (Class B)	23,534
200	*	Provide Commerce, Inc	4,318
1,259		Reebok International Ltd	52,664
11,918		Safeway, Inc	269,228
596	*	School Specialty, Inc	27,714
352	*	Smart & Final, Inc	4,312
857	*	Source Interlink Cos, Inc	10,601
535	*	Spartan Stores, Inc	7,848
1,173		Stride Rite Corp	16,176
3,544		Supervalu, Inc	115,570
16,492		Sysco Corp	596,845
171		The Andersons, Inc	6,124
1,032	*	Tractor Supply Co	50,671
784	*	TreeHouse Foods, Inc	22,352
1,020	*	United Natural Foods, Inc	30,950
911	*	United Stationers, Inc	44,730

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	3,501,907

		TOTAL COMMON STOCKS
		(Cost $304,626,517)	348,373,733

PRINCIPAL

SHORT-TERM INVESTMENTS - 0.50%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.50%
$1,770,000	d	Federal Home Loan Bank (FHLB) 2.950%, 07/01/05	1,770,000

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	1,770,000

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $1,770,000)	1,770,000

		TOTAL PORTFOLIO - 99.93%
		(Cost $306,396,517)	350,143,733

		OTHER ASSETS & LIABILITIES, NET - 0.07%	236,568

		NET ASSETS - 100.00%	$350,380,301

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

*	Non-income producing
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.
f	Restricted securities - Investment in securities not registered under the Securities Act of 1933 or not publicly traded in foreign markets. At June 30, 2005, the value of these securities amounted to $0 or 0.00% of net assets.
v	Security valued at fair value

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

Restricted security held by the Fund is as follows:

	ACQUISITION	ACQUISITION
SECURITY	DATE	COST	VALUE

McLeod (Escrow)	05/14/02	$-	$-

	Number of			Unrealized
Open Futures Contracts:	Contracts	Market Value	Expiration Date	Gain (Loss)

E-mini Russell 2000 Index	5	$321,550	September 2005	$5,816
E-mini S&P 500 Index	23	1,374,825	September 2005	(13,846)

Total				$(8,030)

TIAA-CREF MUTUAL FUNDS - Social Choice Fund

TIAA-CREF MUTUAL FUNDS
SOCIAL CHOICE EQUITY FUND
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2005
SHARES			VALUE

COMMON STOCKS - 99.68%
AMUSEMENT AND RECREATION SERVICES - 0.02%
300		International Speedway Corp (Class A)	$16,878
500	*	Sunterra Corp	8,105

		TOTAL AMUSEMENT AND RECREATION SERVICES	24,983

APPAREL AND ACCESSORY STORES - 0.75%
2,300		American Eagle Outfitters, Inc	70,495
1,050		Bebe Stores, Inc	27,794
71	*	Charming Shoppes, Inc	662
2,100	*	Chico's FAS, Inc	71,988
2,065		Foot Locker, Inc	56,209
10,178		Gap, Inc	201,016
4,651	*	Kohl's Corp	260,037
6,547		Limited Brands, Inc	140,237
2,124		Nordstrom, Inc	144,368
1,344		Ross Stores, Inc	38,855
1,169	*	Wilsons The Leather Experts, Inc	7,762

		TOTAL APPAREL AND ACCESSORY STORES	1,019,423

APPAREL AND OTHER TEXTILE PRODUCTS - 0.08%
900	*	Hartmarx Corp	9,063
751	*	Innovo Group, Inc	1,607
1,719		Liz Claiborne, Inc	68,347
491		Phillips-Van Heusen Corp	16,051
582		Russell Corp	11,902

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	106,970

AUTO REPAIR, SERVICES AND PARKING - 0.01%
67		Bandag, Inc	3,085
248		Central Parking Corp	3,410
237	*	Midas, Inc	5,451
68		Ryder System, Inc	2,489

		TOTAL AUTO REPAIR, SERVICES AND PARKING	14,435

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.06%
537	*	Autozone, Inc	49,651
1,035	*	Carmax, Inc	27,583
400	*	Copart, Inc	9,520

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	86,754

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.46%
276		Fastenal Co	16,908
31,984		Home Depot, Inc	1,244,178
12,400		Lowe's Cos	721,928

TIAA-CREF MUTUAL FUNDS - Social Choice Fund

SHARES			VALUE

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	$1,983,014

BUSINESS SERVICES - 6.28%
3,949	*	3Com Corp	14,374
100		Administaff, Inc	2,376
6,162		Adobe Systems, Inc	176,356
1,043	*	Akamai Technologies, Inc	13,695
721	*	Applied Digital Solutions, Inc	2,372
159	*	Aquantive, Inc	2,817
358	*	Arbinet-thexchange Inc	2,399
1,900	*	Ariba, Inc	11,020
613	*	Aspect Communications Corp	6,884
888	*	Audible Inc	15,425
2,770	*	Autobytel, Inc	13,379
2,500	*	Autodesk, Inc	85,925
13,783		Automatic Data Processing, Inc	578,473
801	*	Bankrate Inc	16,132
1,870	*	BEA Systems, Inc	16,419
858	*	Bisys Group, Inc	12,819
358	*	Blue Coat Systems, Inc	10,697
1,215	*	BMC Software, Inc	21,809
1,658	*	Cadence Design Systems, Inc	22,648
1,848	*	Ceridian Corp	35,999
1,200	*	Checkfree Corp	40,872
612	*	Ciber, Inc	4,884
600	*	Citrix Systems, Inc	12,996
988	*	Click Commerce Inc	22,694
8,282	*	CMGI, Inc	15,653
2,458	*	CNET Networks, Inc	28,857
2,865	*	Cogent Communications Group Inc	19,024
1,700	*	Cognizant Technology Solutions Corp	80,121
3,367	*	Compuware Corp	24,209
1,964	*	Convergys Corp	27,928
100	*	CSG Systems International, Inc	1,898
342		Deluxe Corp	13,885
100	*	Digital Insight Corp	2,392
1,364	*	DST Systems, Inc	63,835
1	*	E.piphany, Inc	3
400	*	Earthlink, Inc	3,464
12,496	*	eBay, Inc	412,493
43	*	eFunds Corp	774
3,026	*	Electronic Arts, Inc	171,302
10,716		Electronic Data Systems Corp	206,283
400	*	Equinix, Inc	17,336
500	*	F5 Networks, Inc	23,618
300		Fair Isaac Corp	10,950
400	*	First Advantage Corp	9,324
3,523	*	Fiserv, Inc	151,313
50	*	Gartner, Inc (Class A)	531
590	*	Getty Images, Inc	43,813
1,690	*	Google, Inc (Class A)	497,114
620		Henry (Jack) & Associates, Inc	11,352
366	*	iGate Corp	1,310
2,336		IMS Health, Inc	57,863
3,900	*	Innovative Solutions & Support, Inc	130,923
700	*	Internet Security Systems, Inc	14,203
600	*	Intrado, Inc	8,976
1,090	*	Intuit, Inc	49,170
1,900	*	Ipass, Inc	11,514

TIAA-CREF MUTUAL FUNDS - Social Choice Fund

SHARES			VALUE

1,277	*	Iron Mountain, Inc	$39,613
2,393	*	iVillage, Inc	14,310
5,785	*	Juniper Networks, Inc	145,666
328	*	Jupitermedia Corp	5,619
938	*	Lamar Advertising Co	40,118
801	*	Lionbridge Technologies	5,431
1,400	*	Macromedia, Inc	53,508
613		Manpower, Inc	24,385
1,200	*	Marchex, Inc	18,048
1,384	*	Matrixone, Inc	6,920
41	*	Mercury Interactive Corp	1,573
114,552		Microsoft Corp	2,845,472
1,291	*	Monster Worldwide, Inc	37,026
500	*	NDCHealth Corp	8,985
1,302	*	NIC, Inc	6,015
68	*	Niku Corp	1,410
4,100	*	Novell, Inc	25,420
3,713		Omnicom Group, Inc	296,520
47,003	*	Oracle Corp	620,440
1,136	*	Packeteer, Inc	16,018
1,100	*	Perot Systems Corp (Class A)	15,642
708	*	Pixar	35,435
1,100	*	Red Hat, Inc	14,410
1,525		Robert Half International, Inc	38,079
821	*	Sapient Corp	6,511
3,600		Siebel Systems, Inc	32,040
1,789	*	Spherion Corp	11,807
41,275	*	Sun Microsystems, Inc	153,956
4,752	*	SunGard Data Systems, Inc	167,128
1,000	*	Sykes Enterprises, Inc	9,480
7,040	*	Symantec Corp	153,050
504	*	Synopsys, Inc	8,402
1,828		Total System Services, Inc	44,055
1,300	*	Travelzoo, Inc	42,679
580	*	Trizetto Group, Inc	8,126
2,669	*	Unisys Corp	16,895
1,246		United Online, Inc	13,532
500	*	United Rentals, Inc	10,105
600	*	Universal Compression Holdings, Inc	21,744
1,335	*	Vasco Data Security International	12,950
3,832	*	VeriSign, Inc	110,208
3,695	*	Veritas Software Corp	90,158
700	*	WebEx Communications, Inc	18,487

		TOTAL BUSINESS SERVICES	8,502,271

CHEMICALS AND ALLIED PRODUCTS - 8.48%
9,007	*	Aastrom Biosciences Inc	28,192
762	*	Abgenix, Inc	6,538
354	*	Adolor Corp	3,275
8,713		Air Products & Chemicals, Inc	525,394
64	*	Alexion Pharmaceuticals, Inc	1,475
309	*	Alkermes, Inc	4,085
1,000	*	American Pharmaceutical Partners, Inc	41,250
20,967	*	Amgen, Inc	1,267,665
1,260	*	Arena Pharmaceuticals, Inc	8,593
622	*	Arqule, Inc	4,031
392	*	Atherogenics, Inc	6,264

TIAA-CREF MUTUAL FUNDS - Social Choice Fund

SHARES			VALUE

1,901	*	AVANIR Pharmaceuticals	$5,323
2,818		Avery Dennison Corp	149,241
6,544		Avon Products, Inc	247,690
2,356	*	Barr Pharmaceuticals, Inc	114,831
1,749	*	Benthley Pharmaceuticals, Inc	19,152
2,200	*	Bioenvision, Inc	16,016
5,831	*	Biogen Idec, Inc	200,878
1,012	*	BioMarin Pharmaceutical, Inc	7,580
1,619	*	Bone Care International, Inc	53,378
1,225		Cabot Corp	40,425
2,008	*	Cell Genesys, Inc	10,743
3,327	*	Cell Therapeutics, Inc	9,016
822	*	Cephalon, Inc	32,724
100	*	Charles River Laboratories International, Inc	4,825
730	*	Chattem, Inc	30,222
2,223		Clorox Co	123,866
8,194		Colgate-Palmolive Co	408,963
600	*	Connetics Corp	10,584
811	*	Cotherix Inc	8,264
692	*	Cubist Pharmaceuticals, Inc	9,114
2,626	*	Curis, Inc	10,241
700		Dade Behring Holdings, Inc	45,507
3,385	*	Dendreon Corp	17,704
1,344		Diagnostic Products Corp	63,612
298	*	Digene Corp	8,249
1,723	*	Dov Pharmaceutical, Inc	32,151
9,338	*	Durect Corp	47,530
800	*	Dusa Pharmaceuticals, Inc	7,440
5,292		Ecolab, Inc	171,249
166	*	Encysive Pharmaceuticals, Inc	1,794
4,700		Engelhard Corp	134,185
2,102	*	Eon Labs, Inc	64,405
600	*	EPIX Pharmaceuticals, Inc	5,310
2,682	*	First Horizon Pharmaceutical	51,065
7,598	*	Forest Laboratories, Inc	295,182
4,247	*	Genzyme Corp	255,202
860	*	Geron Corp	6,656
7,606	*	Gilead Sciences, Inc	334,588
16,314		Gillette Co	825,978
68		H.B. Fuller Co	2,316
866	*	Hi-Tech Pharmacal Co, Inc	27,591
959	*	Idexx Laboratories, Inc	59,774
600	*	Immucor, Inc	17,370
1,778	*	Immunogen, Inc	10,295
2,269	*	Impax Laboratories, Inc	35,623
1,329	*	Inspire Pharmaceuticals, Inc	11,190
179	*	InterMune, Inc	2,334
1,545	*	Inverness Medical Innovations, Inc	42,179
700	*	Invitrogen Corp	58,303
6,947	*	King Pharmaceuticals, Inc	72,388
713	*	Kos Pharmaceuticals, Inc	46,702
1,050	*	KV Pharmaceutical Co (Class A)	17,588
625	*	Ligand Pharmaceuticals, Inc (Class B)	4,344
800		Lubrizol Corp	33,608
1,700		Mannatech, Inc	32,334
725	*	Martek Biosciences Corp	27,514
1,010	*	Medarex, Inc	8,413
1,312		Medicis Pharmaceutical Corp (Class A)	41,630
3,755	*	MedImmune, Inc	100,334
35,748		Merck & Co, Inc	1,101,038

TIAA-CREF MUTUAL FUNDS - Social Choice Fund

SHARES			VALUE

688	*	MGI Pharma, Inc	$14,971
2,869	*	Millennium Pharmaceuticals, Inc	26,596
7,894		Mylan Laboratories, Inc	151,881
573	*	Nabi Biopharmaceuticals	8,727
1,484	*	Nastech Pharmaceutical Co, Inc	21,117
2,652		Nature's Sunshine Products, Inc	46,251
4,100	*	NitroMed, Inc	79,745
400	*	Northfield Laboratories, Inc	5,724
1,237	*	Noven Pharmaceuticals, Inc	21,623
100	*	NPS Pharmaceuticals, Inc	1,135
700	*	Nuvelo, Inc	5,411
319	*	OraSure Technologies, Inc	3,187
468	*	OSI Pharmaceuticals, Inc	19,127
3,549	*	Pain Therapeutics, Inc	23,956
900	*	Par Pharmaceutical Cos, Inc	28,629
2,010	*	Penwest Pharmaceuticals Co	23,758
4,379		Perrigo Co	61,043
1,200	*	Pharmion Corp	27,852
924	*	Pozen, Inc	7,577
9,018		Praxair, Inc	420,239
40,551		Procter & Gamble Co	2,139,065
937	*	Progenics Pharmaceuticals	19,546
592	*	Protein Design Labs, Inc	11,964
1,417	*	Renovis, Inc	21,638
6,083		Rohm & Haas Co	281,886
2,600		RPM International, Inc	47,476
1,668	*	Salix Pharmaceuticals Ltd	29,457
1,190	*	Sepracor, Inc	71,412
1,606		Sigma-Aldrich Corp	90,000
5,629	*	StemCells, Inc	23,698
1,211	*	SuperGen, Inc	5,982
530	*	Tanox, Inc	6,212
235	*	United Therapeutics Corp	11,327
600	*	USANA Health Sciences, Inc	25,380
300		Valspar Corp	14,487
719	*	Vertex Pharmaceuticals, Inc	12,108
508	*	Vicuron Pharmaceuticals, Inc	14,173
3,248	*	Watson Pharmaceuticals, Inc	96,011
1,700	*	Zymogenetics, Inc	29,920

		TOTAL CHEMICALS AND ALLIED PRODUCTS	11,480,804

COMMUNICATIONS - 4.81%
3,649		Alltel Corp	227,260
12,600		AT&T Corp	239,904
4,328	*	Avaya, Inc	36,009
27,732		BellSouth Corp	736,839
500		Citizens Communications Co	6,720
27,865	*	Comcast Corp (Class A)	855,456
6,583	*	Comcast Corp (Special Class A)	197,161
600	*	Foundry Networks, Inc	5,178
5,460	*	IAC/InterActiveCorp	131,313
300	*	j2 Global Communications, Inc	10,332
3,380	*	Liberty Global, Inc	157,745
1,200	*	NCR Corp	42,144
12,247	*	Nextel Communications, Inc (Class A)	395,701
200	*	NII Holdings, Inc (Class B)	12,788
748	*	Novatel Wireless, Inc	9,328

TIAA-CREF MUTUAL FUNDS - Social Choice Fund

SHARES			VALUE

400	*	NTL, Inc	$27,368
61,748		SBC Communications, Inc	1,466,515
14,345		Sprint Corp	359,916
1,807	*	Tivo, Inc	12,071
2,361	*	Univision Communications, Inc (Class A)	65,046
41,376		Verizon Communications, Inc	1,429,541
142	*	West Corp	5,453
2,269	*	XM Satellite Radio Holdings, Inc	76,375

		TOTAL COMMUNICATIONS	6,506,163

DEPOSITORY INSTITUTIONS - 9.91%
6,593		AmSouth Bancorp	171,418
13,707		BB&T Corp	547,869
3,369		Comerica, Inc	194,728
13,258		Fifth Third Bancorp	546,362
400		Fremont General Corp	9,732
5,888		Golden West Financial Corp	379,069
91		IndyMac Bancorp, Inc	3,706
63,418		JPMorgan Chase & Co	2,239,924
10,572		KeyCorp	350,462
1,500		M & T Bank Corp	157,740
2,300		Marshall & Ilsley Corp	102,235
8,365		Mellon Financial Corp	239,992
17,180		National City Corp	586,182
2,400		New York Community Bancorp, Inc	43,488
7,802		North Fork Bancorp, Inc	219,158
2,481		Northern Trust Corp	113,109
6,664		PNC Financial Services Group, Inc	362,921
11,054		Regions Financial Corp	374,510
2,898		Sovereign Bancorp, Inc	64,741
5,199		State Street Corp	250,852
7,954		SunTrust Banks, Inc	574,597
3,086		Synovus Financial Corp	88,476
43,458		U.S. Bancorp	1,268,974
1,300		UnionBanCal Corp	86,996
31,749		Wachovia Corp	1,574,750
25,076		Washington Mutual, Inc	1,020,342
30,049		Wells Fargo & Co	1,850,417

		TOTAL DEPOSITORY INSTITUTIONS	13,422,750

EATING AND DRINKING PLACES - 0.92%
300		Applebee's International, Inc	7,947
1,540		Darden Restaurants, Inc	50,789
38,063		McDonald's Corp	1,056,248
761		Outback Steakhouse, Inc	34,428
2,097		Wendy's International, Inc	99,922

		TOTAL EATING AND DRINKING PLACES	1,249,334

EDUCATIONAL SERVICES - 0.02%
810	*	Career Education Corp	29,654

		TOTAL EDUCATIONAL SERVICES	29,654

TIAA-CREF MUTUAL FUNDS - Social Choice Fund

SHARES			VALUE

ELECTRIC, GAS, AND SANITARY SERVICES - 5.48%
14,983	*	AES Corp	$245,422
3,896		AGL Resources, Inc	150,580
5,633		Allete, Inc	281,087
16,527	*	Aquila, Inc	59,662
4,900		Atmos Energy Corp	141,120
7,885		Avista Corp	146,582
5,292		Black Hills Corp	195,010
1,015	*	Casella Waste Systems, Inc (Class A)	12,180
7,801		Cleco Corp	168,268
600		Connecticut Water Service, Inc	14,994
2,013		Crosstex Energy, Inc	97,228
11,914		DPL, Inc	327,039
9,786		Empire District Electric Co	234,473
1,600		Energen Corp	56,080
500		EnergySouth, Inc	13,855
8,910		Hawaiian Electric Industries, Inc	238,877
6,850		Idacorp, Inc	209,816
7,734		KeySpan Corp	314,774
9,370		Kinder Morgan, Inc	779,584
700		Markwest Hydrocarbon, Inc	16,240
400		Metal Management, Inc	7,740
2,828		MGE Energy, Inc	102,883
6,391		National Fuel Gas Co	184,764
300		New Jersey Resources Corp	14,475
1,262		Nicor, Inc	51,957
20,778		NiSource, Inc	513,840
18,469		OGE Energy Corp	534,493
4,614		Otter Tail Corp	126,101
2,275		Peoples Energy Corp	98,872
20,484		Pepco Holdings, Inc	490,387
800		Piedmont Natural Gas Co, Inc	19,216
18,359		Puget Energy, Inc	429,233
4,400		Questar Corp	289,960
897		Resource America, Inc (Class A)	34,561
8,094	*	Sierra Pacific Resources	100,770
600		SJW Corp	28,206
33	*	Southern Union Co	810
1,800		UGI Corp	50,220
6,163		Unisource Energy Corp	189,512
841	*	Waste Connections, Inc	31,361
4,014		Western Gas Resources, Inc	140,089
1,200		WGL Holdings, Inc	40,368
12,640		Williams Cos, Inc	240,160

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	7,422,849

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.56%
1,726	*	ADC Telecommunications, Inc	37,575
3,298	*	Advanced Micro Devices, Inc	57,187
1,000	*	Agere Systems, Inc	12,000
2,400	*	Altera Corp	47,568
1,700		American Power Conversion Corp	40,103
3,954		Ametek, Inc	165,475
86	*	Amkor Technology, Inc	387
3,700		Analog Devices, Inc	138,047
1,100	*	Andrew Corp	14,036
671	*	Arris Group, Inc	5,844
2,200	*	Artesyn Technologies, Inc	19,140

TIAA-CREF MUTUAL FUNDS - Social Choice Fund

SHARES			VALUE

961		Baldor Electric Co	$23,372
2,375	*	Broadcom Corp (Class A)	84,336
498	*	Broadwing Corp	2,301
821	*	C-COR, Inc	5,624
6,601	*	CIENA Corp	13,796
81,891	*	Cisco Systems, Inc	1,564,937
1,015	*	Comverse Technology, Inc	24,005
2,081	*	Conexant Systems, Inc	3,350
2,030	*	Ditech Communications Corp	13,175
3,124	*	Emcore Corp	12,902
13,878		Emerson Electric Co	869,179
168	*	EndWave Corp	7,997
500	*	Energizer Holdings, Inc	31,085
877	*	Evergreen Solar, Inc	5,639
1,273	*	Finisar Corp	1,337
1,600	*	Freescale Semiconductor, Inc (Class B)	33,888
259	*	FuelCell Energy, Inc	2,644
300	*	Greatbatch, Inc	7,170
900		Harman International Industries, Inc	73,224
1,024	*	Harmonic, Inc	4,946
85,800		Intel Corp	2,235,948
500	*	Interdigital Communications Corp	8,750
600		Intersil Corp (Class A)	11,262
683	*	InterVoice, Inc	5,894
576	*	Kemet Corp	3,629
136		Lincoln Electric Holdings, Inc	4,508
286		LSI Industries, Inc	3,987
3,500	*	LSI Logic Corp	29,715
43,959	*	Lucent Technologies, Inc	127,921
3,297		Maxim Integrated Products, Inc	125,978
3,888	*	McData Corp (Class A)	15,552
1,000		Microchip Technology, Inc	29,620
6,032	*	Micron Technology, Inc	61,587
2,897	*	Microtune, Inc	14,528
1,935		Molex, Inc	50,387
31,747		Motorola, Inc	579,700
5,840	*	MRV Communications, Inc	12,673
864	*	Mykrolis Corp	12,277
2,902		National Semiconductor Corp	63,931
3,611	*	Network Appliance, Inc	102,083
903	*	Novellus Systems, Inc	22,313
258	*	Nvidia Corp	6,894
403	*	Openwave Systems, Inc	6,609
6,239	*	Optical Communication Products, Inc	11,854
183	*	PLX Technology, Inc	1,859
200	*	Polycom, Inc	2,982
1,027	*	Power-One, Inc	6,480
300	*	QLogic Corp	9,261
22,900		Qualcomm, Inc	755,929
4,396	*	Quantum Fuel Systems Technologies Worldwide, Inc	21,980
300	*	Rambus, Inc	4,014
1,264		Scientific-Atlanta, Inc	42,053
16,762	*	Sirius Satellite Radio, Inc	108,618
2,441		Teleflex, Inc	144,922
4,390	*	Tellabs, Inc	38,193
2,027	*	Terayon Communication Systems, Inc	6,263
24,474		Texas Instruments, Inc	686,985
1,538	*	Thomas & Betts Corp	43,433
5,867	*	Transwitch Corp	12,027
832	*	UTStarcom, Inc	6,232

TIAA-CREF MUTUAL FUNDS - Social Choice Fund

SHARES			VALUE

600	*	Vishay Intertechnology, Inc	$7,122
1,600	*	Vitesse Semiconductor Corp	3,344
2,600	*	Westell Technologies, Inc	15,548
3,000		Xilinx, Inc	76,500
3,425	*	Zhone Technologies, Inc	11,474

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	8,875,088

ENGINEERING AND MANAGEMENT SERVICES - 0.51%
900	*	Amylin Pharmaceuticals, Inc	18,837
575	*	Antigenics, Inc	3,111
1,251	*	Applera Corp (Celera Genomics Group)	13,723
436	*	Ariad Pharmaceuticals, Inc	2,904
2,292	*	BearingPoint, Inc	16,800
2,385	*	CuraGen Corp	12,259
232	*	CV Therapeutics, Inc	5,201
1,086	*	Decode Genetics, Inc	10,198
480	*	Digitas, Inc	5,477
200	*	Gen-Probe, Inc	7,246
39	*	Hewitt Associates, Inc	1,034
504	*	ICOS Corp	10,670
2,197	*	Incyte Corp	15,709
2,102	*	Isis Pharmaceuticals, Inc	8,219
1,827	*	Lexicon Genetics, Inc	9,025
800	*	Lifecell Corp	12,648
918	*	Luminex Corp	9,033
5,142		Moody's Corp	231,184
817	*	Neopharm, Inc	8,162
7,620		Paychex, Inc	247,955
200	*	Pharmaceutical Product Development, Inc	9,372
608	*	Regeneron Pharmaceuticals, Inc	5,101
1,804	*	Savient Pharmaceuticals, Inc	7,956
1,449	*	Seattle Genetics, Inc	7,767
19	*	Symyx Technologies, Inc	532
590	*	Trimeris, Inc	5,888

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	686,011

FABRICATED METAL PRODUCTS - 0.64%
2,846		Commercial Metals Co	67,792
1,072		Dynamic Materials Corp	41,476
800	*	Global Power Equipment Group, Inc	6,360
500		Gulf Island Fabrication, Inc	9,940
8,601		Illinois Tool Works, Inc	685,328
400		Silgan Holdings, Inc	22,496
900		Snap-On, Inc	30,870
83		Valmont Industries, Inc	2,141

		TOTAL FABRICATED METAL PRODUCTS	866,403

FOOD AND KINDRED PRODUCTS - 3.27%
3,503		Campbell Soup Co	107,787
38,155		Coca-Cola Co	1,592,971
2,259		Coca-Cola Enterprises, Inc	49,721
5,264		General Mills, Inc	246,303
5,508		H.J. Heinz Co	195,093

TIAA-CREF MUTUAL FUNDS - Social Choice Fund

SHARES			VALUE

2,564		Hershey Foods Corp	$159,224
6,164		Kellogg Co	273,928
600		Pepsi Bottling Group, Inc	17,166
29,274		PepsiCo, Inc	1,578,747
2,980		Wrigley (Wm.) Jr Co	205,143

		TOTAL FOOD AND KINDRED PRODUCTS	4,426,083

FOOD STORES - 0.63%
8,883		Albertson's, Inc	183,700
13,165	*	Kroger Co	250,530
800	*	Pathmark Stores, Inc	7,008
6,290	*	Starbucks Corp	324,941
700		Whole Foods Market, Inc	82,810

		TOTAL FOOD STORES	848,989

FURNITURE AND FIXTURES - 0.82%
10,600	*	BE Aerospace, Inc	165,678
1,130		Hillenbrand Industries, Inc	57,122
6,894		Johnson Controls, Inc	388,339
3,585		Leggett & Platt, Inc	95,289
11,128		Masco Corp	353,425
1,863		Newell Rubbermaid, Inc	44,414

		TOTAL FURNITURE AND FIXTURES	1,104,267

FURNITURE AND HOMEFURNISHINGS STORES - 0.29%
3,153	*	Bed Bath & Beyond, Inc	131,732
3,134		Best Buy Co, Inc	214,836
1,379		Circuit City Stores, Inc (Circuit City Group)	23,843
971		RadioShack Corp	22,498
76	*	Williams-Sonoma, Inc	3,007

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	395,916

GENERAL BUILDING CONTRACTORS - 0.65%
121	*	Avatar Holdings, Inc	6,083
300		Beazer Homes U.S.A., Inc	17,145
1,824		Centex Corp	128,902
5,769		D.R. Horton, Inc	216,972
1,200		KB Home	91,476
2,240		Lennar Corp (Class A)	142,128
64		Lennar Corp (Class B)	3,764
1,698		Pulte Homes, Inc	143,057
400		Ryland Group, Inc	30,348
200		Standard-Pacific Corp	17,590
800	*	Toll Brothers, Inc	81,240

		TOTAL GENERAL BUILDING CONTRACTORS	878,705

GENERAL MERCHANDISE STORES - 1.55%
300	*	99 Cents Only Stores	3,813
331	*	Big Lots, Inc	4,382
41	*	BJ's Wholesale Club, Inc	1,332

TIAA-CREF MUTUAL FUNDS - Social Choice Fund

SHARES			VALUE

700		Bon-Ton Stores, Inc	$13,545
8,598		Costco Wholesale Corp	385,362
2,008		Dollar General Corp	40,883
1,621		Family Dollar Stores, Inc	42,308
4,491		J.C. Penney Co, Inc	236,137
6,218		May Department Stores Co	249,715
700		Neiman Marcus Group, Inc (Class A)	67,844
1,945	*	Saks, Inc	36,897
800	*	ShopKo Stores, Inc	19,448
14,778		Target Corp	804,071
7,954		TJX Cos, Inc	193,680

		TOTAL GENERAL MERCHANDISE STORES	2,099,417

HEALTH SERVICES - 0.77%
6,289	*	Caremark Rx, Inc	279,986
1,278	*	Coventry Health Care, Inc	90,419
600	*	DaVita, Inc	27,288
207	*	Edwards Lifesciences Corp	8,905
400	*	Enzon, Inc	2,592
1,462	*	Express Scripts, Inc	73,071
800	*	Gentiva Health Services, Inc	14,288
3,541		Health Management Associates, Inc (Class A)	92,703
104		Hooper Holmes, Inc	432
1,487	*	Human Genome Sciences, Inc	17,219
34	*	LifePoint Hospitals, Inc	1,718
885	*	Lincare Holdings, Inc	36,143
1,241		Manor Care, Inc	49,305
3,937	*	Medco Health Solutions, Inc	210,078
2,557	*	Nektar Therapeutics	43,060
929	*	OCA, Inc	1,747
967		Option Care, Inc	13,635
465	*	Specialty Laboratories, Inc	3,911
798	*	Triad Hospitals, Inc	43,603
483		Universal Health Services, Inc (Class B)	30,033
200	*	VistaCare, Inc (Class A)	3,694

		TOTAL HEALTH SERVICES	1,043,830

HOLDING AND OTHER INVESTMENT OFFICES - 2.35%
6,524		Allied Capital Corp	189,914
884		AMB Property Corp	38,392
2,200		American Financial Realty Trust	33,836
7,391		Archstone-Smith Trust	285,440
1,147		AvalonBay Communities, Inc	92,678
2,085		Boston Properties, Inc	145,950
68		Catellus Development Corp	2,230
1,100		Cherokee, Inc	38,082
1,632		Crescent Real Estate Equities Co	30,600
200		Developers Diversified Realty Corp	9,192
2,179		Duke Realty Corp	68,987
15,389		Equity Office Properties Trust	509,376
9,262		Equity Residential	341,027
1,000		First Industrial Realty Trust, Inc	39,900
1,200		Friedman Billings Ramsey Group, Inc	17,160
2,980		General Growth Properties, Inc	122,448
700		Harris & Harris Group, Inc	8,337
200		Health Care Property Investors, Inc	5,408

TIAA-CREF MUTUAL FUNDS - Social Choice Fund

SHARES			VALUE

800		Hospitality Properties Trust	$35,256
4,200		Host Marriott Corp	73,500
1,500		HRPT Properties Trust	18,645
2,429		iStar Financial, Inc	101,022
1,700		Kimco Realty Corp	100,147
1,400		Origen Financial, Inc	10,360
3,693		Prologis	148,606
2,182		Public Storage, Inc	138,012
5,337		Simon Property Group, Inc	386,879
2,403		Vornado Realty Trust	193,201

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	3,184,585

HOTELS AND OTHER LODGING PLACES - 0.25%
2,000		Choice Hotels International, Inc	131,400
2,151	*	Gaylord Entertainment Co	100,000
2,700	*	Great Wolf Resorts, Inc	55,188
2,256		Marcus Corp	47,872

		TOTAL HOTELS AND OTHER LODGING PLACES	334,460

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.53%
17,166		3M Co	1,241,102
1,000	*	AGCO Corp	19,120
800		Alamo Group, Inc	14,936
1,800		American Standard Cos, Inc	75,456
9,236	*	Apple Computer, Inc	339,977
21,868		Applied Materials, Inc	353,824
700	*	Astec Industries, Inc	16,233
1,347		Black & Decker Corp	121,028
1,714	*	Brocade Communications Systems, Inc	6,650
375	*	Brooks Automation, Inc	5,569
333		CDW Corp	19,011
490	*	Cirrus Logic, Inc	2,602
900	*	Cooper Cameron Corp	55,845
834		Cummins, Inc	62,225
6,167		Deere & Co	403,877
32,950	*	Dell, Inc	1,301,855
31,342	*	EMC Corp	429,699
441	*	Emulex Corp	8,053
233	*	Extreme Networks, Inc	955
562	*	Gehl Co	21,884
696		Graco, Inc	23,713
2,598	*	Grant Prideco, Inc	68,717
46,647		Hewlett-Packard Co	1,096,671
200	*	Hydril	10,870
26,231		International Business Machines Corp	1,946,340
1,207	*	Jabil Circuit, Inc	37,091
600	*	Lam Research Corp	17,364
1,319	*	Lexmark International, Inc	85,511
800		Lufkin Industries, Inc	28,784
1,800	*	Maxtor Corp	9,360
992		Modine Manufacturing Co	32,300
3,787	*	National Oilwell Varco, Inc	180,034
976		Nordson Corp	33,457
700	*	Oil States International, Inc	17,619
719	*	PalmOne, Inc	21,405
1,300		Pentair, Inc	55,653

TIAA-CREF MUTUAL FUNDS - Social Choice Fund

SHARES			VALUE

5,142		Pitney Bowes, Inc	$223,934
300	*	Quantum Corp	891
1,200	*	Sandisk Corp	28,476
224	*	Scansoft, Inc	847
2,459	*	Semitool, Inc	23,459
2,242		Smith International, Inc	142,815
9,105	*	Solectron Corp	34,508
948		SPX Corp	43,589
1,800		Stanley Works	81,972
271	*	Storage Technology Corp	9,835
800		Tennant Co	28,328
650	*	TurboChef Technologies, Inc	11,648
152	*	UNOVA, Inc	4,048
1,070	*	Varian Medical Systems, Inc	39,943
485	*	Western Digital Corp	6,509

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	8,845,592

INSTRUMENTS AND RELATED PRODUCTS - 3.54%
567	*	Advanced Medical Optics, Inc	22,538
600	*	Affymetrix, Inc	32,358
497	*	Align Technology, Inc	3,663
4,555		Allergan, Inc	388,268
300		Analogic Corp	15,096
4,300		Applera Corp (Applied Biosystems Group)	84,581
1,592		Bard (C.R.), Inc	105,884
483		Bausch & Lomb, Inc	40,089
13,431		Baxter International, Inc	498,290
522		Beckman Coulter, Inc	33,184
5,735		Becton Dickinson & Co	300,915
4,506		Biomet, Inc	156,088
623	*	Biosite, Inc	34,259
9,708	*	Boston Scientific Corp	262,116
864	*	Bruker BioSciences Corp	3,447
681	*	Credence Systems Corp	6,163
706		Dentsply International, Inc	38,124
500	*	DJ Orthopedics, Inc	13,715
400	*	Faro Technologies, Inc	10,904
908	*	Fisher Scientific International, Inc	58,929
5,053		Guidant Corp	340,067
543	*	Input/Output, Inc	3,410
300	*	Intuitive Surgical, Inc	13,992
1,000	*	Ista Pharmaceuticals, Inc	8,320
1,735		KLA-Tencor Corp	75,820
1,652	*	LTX Corp	8,194
21,276		Medtronic, Inc	1,101,884
195	*	Millipore Corp	11,062
305	*	MKS Instruments, Inc	5,151
3,265	*	Nanogen, Inc	12,538
596		Oakley, Inc	10,150
2,064		PerkinElmer, Inc	39,010
5,180	*	St. Jude Medical, Inc	225,900
6,392		Stryker Corp	304,004
100	*	Techne Corp	4,591
400		Tektronix, Inc	9,308
1,450	*	Thermo Electron Corp	38,962
1,349	*	TriPath Imaging, Inc	11,547

TIAA-CREF MUTUAL FUNDS - Social Choice Fund

SHARES			VALUE

847	*	Waters Corp	$31,483
11,987	*	Xerox Corp	165,301
3,386	*	Zimmer Holdings, Inc	257,912

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	4,787,217

INSURANCE AGENTS, BROKERS AND SERVICE - 0.81%
320		Brown & Brown, Inc	14,381
3,500		Crawford & Co (Class B)	25,970
964		Gallagher (Arthur J.) & Co	26,153
5,896		Hartford Financial Services Group, Inc	440,903
2,323	*	Humana, Inc	92,316
18,098		Marsh & McLennan Cos, Inc	501,315

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	1,101,038

INSURANCE CARRIERS - 6.33%
5,400		Aetna, Inc	447,228
8,794		Aflac, Inc	380,604
1,400		Ambac Financial Group, Inc	97,664
36,123		American International Group, Inc	2,098,746
400		Berkley (W.R.) Corp	14,272
4,698		Chubb Corp	402,196
1,691		Cigna Corp	180,988
4,776		Cincinnati Financial Corp	188,939
737		Erie Indemnity Co (Class A)	39,982
2,495		Fidelity National Financial, Inc	89,047
500		First American Corp	20,070
1,822	*	Health Net, Inc	69,528
1,199		Jefferson-Pilot Corp	60,454
3,097		Lincoln National Corp	145,311
1,193		MBIA, Inc	70,757
605		MGIC Investment Corp	39,458
600	*	Pacificare Health Systems, Inc	42,870
900		Phoenix Cos, Inc	10,710
8,128		Principal Financial Group	340,563
3,633		Progressive Corp	358,977
12,259		Prudential Financial, Inc	804,926
2,993		Safeco Corp	162,640
14,754		St. Paul Travelers Cos, Inc	583,226
23,122		UnitedHealth Group, Inc	1,205,581
3,963		UnumProvident Corp	72,602
9,234	*	WellPoint, Inc	643,056

		TOTAL INSURANCE CARRIERS	8,570,395

LEATHER AND LEATHER PRODUCTS - 0.18%
6,376	*	Coach, Inc	214,042
1,800		Weyco Group, Inc	35,469

		TOTAL LEATHER AND LEATHER PRODUCTS	249,511

TIAA-CREF MUTUAL FUNDS - Social Choice Fund

SHARES			VALUE

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.01%
700	*	Laidlaw International, Inc	$16,870

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	16,870

LUMBER AND WOOD PRODUCTS - 0.01%
1,474		Champion Enterprises, Inc	14,652

		TOTAL LUMBER AND WOOD PRODUCTS	14,652

METAL MINING - 0.17%
2,352		Cleveland-Cliffs, Inc	135,852
4,859		Royal Gold, Inc	97,763

		TOTAL METAL MINING	233,615

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.21%
1,009		Callaway Golf Co	15,569
108		Charles & Colvard Ltd	2,651
200	*	Leapfrog Enterprises, Inc	2,260
900		Marine Products Corp	13,095
11,734		Mattel, Inc	214,732
161		Nautilus, Inc	4,589
1,783		Russ Berrie & Co, Inc	22,840
87	*	Steinway Musical Instruments, Inc	2,554

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	278,290

MISCELLANEOUS RETAIL - 1.27%
4,695	*	Amazon.com, Inc	155,311
12,618		CVS Corp	366,805
702	*	Dollar Tree Stores, Inc	16,848
1,626	*	GSI Commerce, Inc	27,236
956		Michaels Stores, Inc	39,550
229	*	NeighborCare, Inc	7,596
1,860	*	Office Depot, Inc	42,482
451		Petsmart, Inc	13,688
10,834		Staples, Inc	230,981
694		Tiffany & Co	22,735
1,535	*	Toys 'R' Us, Inc	40,647
15,190		Walgreen Co	698,588
2,462		World Fuel Services Corp	57,635

		TOTAL MISCELLANEOUS RETAIL	1,720,102

MOTION PICTURES - 1.86%
48,508	*	Liberty Media Corp (Class A)	494,297
522		Regal Entertainment Group (Class A)	9,855
63,862	*	Time Warner, Inc	1,067,134
37,558		Walt Disney Co	945,710

		TOTAL MOTION PICTURES	2,516,996

TIAA-CREF MUTUAL FUNDS - Social Choice Fund

SHARES			VALUE

NONDEPOSITORY INSTITUTIONS - 4.16%
1,014		Advanta Corp (Class A)	$26,080
3,168		American Capital Strategies Ltd	114,396
23,153		American Express Co	1,232,434
1,700	*	AmeriCredit Corp	43,350
2,220		Beverly Hills Bancorp, Inc	24,309
4,633		Capital One Financial Corp	370,686
5,480		CIT Group, Inc	235,476
8,169		Countrywide Financial Corp	315,405
17,733		Fannie Mae	1,035,607
300	*	First Marblehead Corp	10,518
14,880		Freddie Mac	970,622
25,772		MBNA Corp	674,196
1,600		MCG Capital Corp	27,328
4,948	*	Providian Financial Corp	87,233
9,005		SLM Corp	457,454

		TOTAL NONDEPOSITORY INSTITUTIONS	5,625,094

NONMETALLIC MINERALS, EXCEPT FUELS - 0.17%
2,151		Amcol International Corp	40,417
400		Florida Rock Industries, Inc	29,340
2,397		Vulcan Materials Co	155,781

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	225,538

OIL AND GAS EXTRACTION - 4.97%
9,361		Anadarko Petroleum Corp	769,006
11,934		Apache Corp	770,936
359	*	ATP Oil & Gas Corp	8,401
500		Berry Petroleum Co (Class A)	26,440
1,950		Cabot Oil & Gas Corp (Class A)	67,665
2,100	*	Callon Petroleum Co	31,038
2,800	*	Cheniere Energy, Inc	87,080
8,796		Chesapeake Energy Corp	200,549
1,509	*	Cimarex Energy Co	58,715
394	*	Clayton Williams Energy, Inc	11,816
888	*	Comstock Resources, Inc	22,458
500	*	Delta Petroleum Corp	7,060
3,065	*	Denbury Resources, Inc	121,895
14,834		Devon Energy Corp	751,787
2,000	*	Edge Petroleum Corp	31,240
400	*	Encore Acquisition Co	16,400
1,136	*	Energy Partners Ltd	29,775
6,117		ENSCO International, Inc	218,683
8,916		EOG Resources, Inc	506,429
5,483		Equitable Resources, Inc	372,844
1,943	*	Forest Oil Corp	81,606
1,300	*	FX Energy, Inc	14,339
2,700	*	Global Industries Ltd	22,950
4,100	*	Grey Wolf, Inc	30,381
598	*	Harvest Natural Resources, Inc	6,536
2,299		Helmerich & Payne, Inc	107,869
800	*	Houston Exploration Co	42,440
2,445	*	KCS Energy, Inc	42,470
2,779	*	Meridian Resource Corp	13,284
8,600	*	Mission Resources Corp	69,402

TIAA-CREF MUTUAL FUNDS - Social Choice Fund

SHARES			VALUE

4,196	*	Newfield Exploration Co	$167,378
2,931		Noble Energy, Inc	221,730
200	*	Petroleum Development Corp	6,370
1,047	*	PetroQuest Energy, Inc	6,879
5,316		Pioneer Natural Resources Co	223,697
2,609	*	Plains Exploration & Production Co	92,698
2,997		Pogo Producing Co	155,604
3,552	*	Pride International, Inc	91,286
1,700	*	Quicksilver Resources, Inc	108,681
2,403		Range Resources Corp	64,641
800	*	Remington Oil & Gas Corp	28,560
1,757		Rowan Cos, Inc	52,200
2,000		St. Mary Land & Exploration Co	57,960
1,255	*	Stone Energy Corp	61,370
1,641	*	Swift Energy Co	58,781
2,600		Tidewater, Inc	99,112
949	*	Toreador Resources Corp	23,051
8,181	*	Transmontaigne, Inc	85,901
146	*	Tri-Valley Corp	2,034
1,000	*	Unit Corp	44,010
1,100	*	Veritas DGC, Inc	30,514
3,200		Vintage Petroleum, Inc	97,504
700	*	Whiting Petroleum Corp	25,417
11,186		XTO Energy, Inc	380,212

		TOTAL OIL AND GAS EXTRACTION	6,727,084

PAPER AND ALLIED PRODUCTS - 0.91%
2,400		Bemis Co	63,696
900		Bowater, Inc	29,133
1,800	*	Buckeye Technologies, Inc	14,346
1,300		Glatfelter	16,120
10,000		Kimberly-Clark Corp	625,900
7,576		MeadWestvaco Corp	212,431
2,200		Packaging Corp of America	46,310
700		Potlatch Corp	36,631
1,300		Rock-Tenn Co (Class A)	16,445
3,271		Sonoco Products Co	86,682
2,422		Temple-Inland, Inc	89,977

		TOTAL PAPER AND ALLIED PRODUCTS	1,237,671

PERSONAL SERVICES - 0.01%
300	*	Weight Watchers International, Inc	15,483

		TOTAL PERSONAL SERVICES	15,483

PETROLEUM AND COAL PRODUCTS - 0.80%
4,472		Frontier Oil Corp	131,253
1,200		GIANT INDUSTRIES INC	43,200
1,678		Headwaters, Inc	57,690
3,067		Sunoco, Inc	348,657
6,384		Valero Energy Corp	505,038

		TOTAL PETROLEUM AND COAL PRODUCTS	1,085,838

TIAA-CREF MUTUAL FUNDS - Social Choice Fund

SHARES			VALUE

PRIMARY METAL INDUSTRIES - 0.94%
2,500	*	Aleris International, Inc	$56,375
2,679	*	Century Aluminum Co	54,652
18,111	*	Corning, Inc	301,005
648	*	General Cable Corp	9,610
1,768		Gibraltar Industries, Inc	32,779
800		Hubbell, Inc (Class B)	35,280
1,123	*	Lone Star Technologies, Inc	51,097
1,052	*	Maverick Tube Corp	31,350
1,969		Mueller Industries, Inc	53,360
1,624	*	NS Group, Inc	52,796
5,340		Nucor Corp	243,611
1,050		Quanex Corp	55,661
1,548		Schnitzer Steel Industries, Inc (Class A)	36,688
2,130		Steel Dynamics, Inc	55,913
2,300		Steel Technologies, Inc	38,870
2,915	*	Superior Essex, Inc	51,625
80		Tredegar Corp	1,248
2,400	*	Wheeling-Pittsburgh Corp	36,912
4,488		Worthington Industries, Inc	70,910

		TOTAL PRIMARY METAL INDUSTRIES	1,269,742

PRINTING AND PUBLISHING - 0.83%
919		Dow Jones & Co, Inc	32,579
608	*	Dun & Bradstreet Corp	37,483
1,590		EW Scripps Co	77,592
300		Harte-Hanks, Inc	8,919
9,170		McGraw-Hill Cos, Inc	405,773
1,296		New York Times Co (Class A)	40,370
200	*	Presstek, Inc	2,264
3,923		R.R. Donnelley & Sons Co	135,383
5,751		Tribune Co	202,320
137	*	Valassis Communications, Inc	5,076
218		Washington Post Co (Class B)	182,037

		TOTAL PRINTING AND PUBLISHING	1,129,796

RAILROAD TRANSPORTATION - 0.39%
1,461	*	Kansas City Southern Industries, Inc	29,483
15,974		Norfolk Southern Corp	494,555

		TOTAL RAILROAD TRANSPORTATION	524,038

REAL ESTATE - 0.01%
2,380		Stewart Enterprises, Inc (Class A)	15,565

		TOTAL REAL ESTATE	15,565

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.05%
1,671		Cooper Tire & Rubber Co	31,030
595	*	Sealed Air Corp	29,625
169	*	Skechers U.S.A., Inc (Class A)	2,410

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	63,065

TIAA-CREF MUTUAL FUNDS - Social Choice Fund

SHARES			VALUE

SECURITY AND COMMODITY BROKERS - 2.08%
790		A.G. Edwards, Inc	$35,669
2,296	*	Ameritrade Holding Corp	42,683
15,386		Charles Schwab Corp	173,554
400		Chicago Mercantile Exchange	118,200
100		Eaton Vance Corp	2,391
796		Federated Investors, Inc (Class B)	23,888
4,236		Franklin Resources, Inc	326,087
6,836		Goldman Sachs Group, Inc	697,409
7,451	*	Instinet Group, Inc	39,043
2,286		Janus Capital Group, Inc	34,381
1,396		Legg Mason, Inc	145,338
18,286		Merrill Lynch & Co, Inc	1,005,913
184	*	Piper Jaffray Cos	5,599
738		SEI Investments Co	27,564
2,163		T Rowe Price Group, Inc	135,404

		TOTAL SECURITY AND COMMODITY BROKERS	2,813,123

SPECIAL TRADE CONTRACTORS - 0.03%
1,404	*	Layne Christensen Co	27,890
1,802	*	Quanta Services, Inc	15,858

		TOTAL SPECIAL TRADE CONTRACTORS	43,748

STONE, CLAY, AND GLASS PRODUCTS - 0.06%
241		Apogee Enterprises, Inc	3,704
48	*	Cabot Microelectronics Corp	1,392
300		CARBO Ceramics, Inc	23,688
16		Eagle Materials, Inc	1,481
53		Eagle Materials, Inc (Class B)	4,796
2,542		Gentex Corp	46,264

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	81,325

TEXTILE MILL PRODUCTS - 0.02%
648		Oxford Industries, Inc	27,896

		TOTAL TEXTILE MILL PRODUCTS	27,896

TRANSPORTATION BY AIR - 0.62%
600	*	Airtran Holdings, Inc	5,538
900	*	Alaska Air Group, Inc	26,775
2,587	*	AMR Corp	31,329
2,183	*	Continental Airlines, Inc (Class B)	28,990
3,244	*	Delta Air Lines, Inc	12,197
400	*	ExpressJet Holdings, Inc	3,404
5,190		FedEx Corp	420,442
1,111	*	Frontier Airlines, Inc	11,477
975	*	JetBlue Airways Corp	19,929
1,832	*	Mesa Air Group, Inc	12,293
565		Skywest, Inc	10,272
18,839		Southwest Airlines Co	262,427

		TOTAL TRANSPORTATION BY AIR	845,073

TIAA-CREF MUTUAL FUNDS - Social Choice Fund

SHARES			VALUE

TRANSPORTATION EQUIPMENT - 1.02%
1,500		American Axle & Manufacturing Holdings, Inc	$37,905
1,603		ArvinMeritor, Inc	28,517
2,860		Autoliv, Inc	125,268
1,937		Brunswick Corp	83,911
800		Coachmen Industries, Inc	10,024
5,323		Dana Corp	79,898
17,975		Delphi Corp	83,584
200		Federal Signal Corp	3,120
1,100	*	Fleetwood Enterprises, Inc	11,165
6,330		Genuine Parts Co	260,100
553		Greenbrier Cos, Inc	14,986
7,076		Harley-Davidson, Inc	350,970
1,727		Harsco Corp	94,208
800		JLG Industries, Inc	21,984
700		Noble International Ltd	16,485
100	*	Pactiv Corp	2,158
2,033		Standard Motor Products, Inc	26,836
1,000		Superior Industries International, Inc	23,700
1,482	*	Tenneco Automotive, Inc	24,660
2,300	*	TRW Automotive Holdings Corp	56,373
205		Wabash National Corp	4,967
400		Winnebago Industries, Inc	13,100

		TOTAL TRANSPORTATION EQUIPMENT	1,373,919

TRANSPORTATION SERVICES - 0.07%
1,976		GATX Corp	68,172
283	*	RailAmerica, Inc	3,368
1,216		Sabre Holdings Corp	24,259

		TOTAL TRANSPORTATION SERVICES	95,799

TRUCKING AND WAREHOUSING - 0.59%
11,557		United Parcel Service, Inc (Class B)	799,282

		TOTAL TRUCKING AND WAREHOUSING	799,282

WATER TRANSPORTATION - 0.07%
1,000	*	Gulfmark Offshore, Inc	27,310
2,300	*	Hornbeck Offshore Services, Inc	62,307

		TOTAL WATER TRANSPORTATION	89,617

WHOLESALE TRADE-DURABLE GOODS - 3.05%
4,000		Adesa, Inc	87,080
5,200	*	Aviall, Inc	164,268
2,769		Barnes Group, Inc	91,654
998		BorgWarner, Inc	53,563
2,416	*	Castle (A.M.) & Co	37,351
496	*	Cytyc Corp	10,942
2,800		IKON Office Solutions, Inc	26,628
300	*	Ingram Micro, Inc (Class A)	4,698
50,422		Johnson & Johnson	3,277,430
782		Omnicare, Inc	33,180
1,196	*	Patterson Cos, Inc	53,916
1,592		Reliance Steel & Aluminum Co	59,015

TIAA-CREF MUTUAL FUNDS - Social Choice Fund

SHARES			VALUE

3,830		Ryerson Tull, Inc	$54,654
300	*	Strattec Security Corp	16,338
2,488	*	Sycamore Networks, Inc	8,584
6,300	*	Visteon Corp	37,989
1,924		W.W. Grainger, Inc	105,416

		TOTAL WHOLESALE TRADE-DURABLE GOODS	4,122,706

WHOLESALE TRADE-NONDURABLE GOODS - 1.34%
1,290	*	Allscripts Healthcare Solutions, Inc	21,427
8,638		Cardinal Health, Inc	497,376
4,200	*	Endo Pharmaceuticals Holdings, Inc	110,376
486	*	Henry Schein, Inc	20,179
7,164		McKesson Corp	320,876
300	*	Men's Wearhouse, Inc	10,329
2,036	*	Metals USA, Inc	38,725
2,500		Nike, Inc (Class B)	216,500
1,785	*	Priority Healthcare Corp (Class B)	45,268
101		Reebok International Ltd	4,225
6,900		Safeway, Inc	155,848
202		Stride Rite Corp	2,786
10,194		Sysco Corp	368,921

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,812,836

		TOTAL COMMON STOCKS
		(Cost $132,686,509)	134,951,674

PRINCIPAL

SHORT-TERM INVESTMENTS - 0.63%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.63%
$860,000		Federal Home Loan Bank (FHLB) 2.950%, 07/01/05	860,000

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	860,000

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $860,000)	860,000

		TOTAL PORTFOLIO - 100.31%	135,811,674
		(Cost $133,546,509)

		OTHER ASSETS & LIABILITIES, NET - (0.31%)	(422,982)

		NET ASSETS - 100.00%	$135,388,692

	*	Non-income producing

		For ease of presentation, we have grouped a number of industry classification categories
		together in the Statement of investments. Note that the Funds use more specific industry
		categories in following their investment limitations on industry concentration.

TIAA-CREF MUTUAL FUNDS - Managed Allocation Fund

TIAA-CREF MUTUAL FUNDS
MANAGED ALLOCATION FUND
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2005

SHARES		VALUE

	TIAA-CREF FUNDS - 99.98%
17,495,658	TIAA-CREF Bond Plus Fund	$181,255,026
12,294,019	TIAA-CREF Growth Equity Fund	110,031,477
1,383,533	TIAA-CREF High-Yield Bond Fund	12,756,176
8,169,352	TIAA-CREF Institutional Large-Cap Value Fund - Retail Class	113,063,842
370,393	TIAA-CREF Institutional Real Estate Securities Fund - Retail Class	5,407,750
1,055,484	TIAA-CREF Institutional Small-Cap Equity Fund - Retail Class	15,863,934
5,789,647	TIAA-CREF International Equity Fund	60,270,232
2,529,695	TIAA-CREF Money Market Fund	2,529,696
727,433	TIAA-CREF Short-Term Bond Fund	7,623,501

	TOTAL TIAA-CREF FUNDS
	(Cost $503,104,444)	508,801,634

	TOTAL PORTFOLIO
	(Cost $503,104,444)	508,801,634

	OTHER ASSETS & LIABILITIES, NET - 0.02%	85,899

	NET ASSETS - 100.00%	$508,887,533

TIAA-CREF MUTUAL FUNDS - High-Yield Bond Fund

TIAA-CREF MUTUAL FUNDS
HIGH-YIELD BOND FUND
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2005
				MATURITY
PRINCIPAL			RATE	DATE	RATING†	VALUE

BONDS - 97.01%

CORPORATE BONDS - 97.01%

AGRICULTURAL PRODUCTION-CROPS - 0.72%
$ 500,000		Dole Food Co, Inc (Sr Note)	8.625	05/01/09	B2	$532,500
1,500,000		Dole Food Co, Inc (Sr Note)	8.875	03/15/11	B2	1,601,250

		TOTAL AGRICULTURAL PRODUCTION-CROPS				2,133,750

AGRICULTURAL SERVICES - 0.97%
1,000,000	g	American Rock Salt Co LLC (Secured Note)	9.500	03/15/14	B3	1,015,000
1,809,000	g	United Agri Products (Sr Note)	8.250	12/15/11	B1	1,872,315

		TOTAL AGRICULTURAL SERVICES				2,887,315

AMUSEMENT AND RECREATION SERVICES - 2.15%
1,000,000		Caesars Entertainment, Inc (Sr Note)	7.500	09/01/09	Baa3	1,102,960
1,000,000	g	Capitol Records, Inc (Guarantee Note)	8.375	08/15/09	Ba1	1,087,500
1,000,000	g	Mohegan Tribal Gaming Authority (Sr Note)	6.125	02/15/13	Ba2	1,010,000
375,000	g	Mohegan Tribal Gaming Authority (Sr Sub Note)	6.875	02/15/15	Ba3	383,437
500,000		Six Flags, Inc (Sr Note)	9.750	04/15/13	Caa1	471,875
1,750,000		Speedway Motorsports, Inc (Sr Sub Note)	6.750	06/01/13	Ba2	1,802,500
500,000		Warner Music Group/Old (Sr Sub Note)	7.375	04/15/14	B3	505,000

		TOTAL AMUSEMENT AND RECREATION SERVICES				6,363,272

APPAREL AND OTHER TEXTILE PRODUCTS - 0.85%
2,500,000		Broder Brothers (Sr Note)	11.250	10/15/10	B3	2,525,000

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS				2,525,000

AUTO REPAIR, SERVICES AND PARKING - 1.00%
3,000,000		Keystone Automotive Operations Inc (Sr Sub Note)	9.750	11/01/13	B3	2,970,000

		TOTAL AUTO REPAIR, SERVICES AND PARKING				2,970,000

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 1.20%
2,750,000		Autonation, Inc (Guarantee Note)	9.000	08/01/08	Ba2	3,006,410
500,000		Travelcenters Of America, Inc (Guarantee Note)	12.750	05/01/09	Caa1	547,500

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS				3,553,910

BUSINESS SERVICES - 3.88%
2,000,000		Activant Solutions, Inc (Sr Note)	10.500	06/15/11	B2	2,170,000
600,000		Advanstar Communications, Inc (Secured Note)	10.750	08/15/10	B3	655,500
1,500,000		Advanstar, Inc (Guarantee Note)		10/15/11	N.A.	1,486,875
2,500,000		Iron Mountain, Inc (Guarantee Note)	8.625	04/01/13	Caa1	2,587,500

TIAA-CREF MUTUAL FUNDS - High-Yield Bond Fund

				MATURITY
PRINCIPAL			RATE	DATE	RATING†	VALUE

$ 1,500,000		Lamar Media Corp (Guarantee Note)	7.250	01/01/13	Ba3	$1,582,500
1,000,000		Rent-A-Center, Inc (Guarantee Note)	7.500	05/01/10	B1	1,000,000
1,000,000		United Rentals North America, Inc (Sr Sub Note)	7.750	11/15/13	B2	982,500
1,000,000		Universal Compression, Inc (Sr Note)	7.250	05/15/10	Ba3	1,045,000

		TOTAL BUSINESS SERVICES				11,509,875

CHEMICALS AND ALLIED PRODUCTS - 4.14%
825,000		Acetex Corp (Sr Note)	10.875	08/01/09	B2	866,250
650,000	g	BCP Crystal US Holdings Corp (Sr Sub Note)	9.625	06/15/14	B3	728,000
500,000		Chemtura Corp (Sr Note)	9.875	08/01/12	Ba1	580,000
1,000,000		Church & Dwight Co, Inc (Guarantee Note)	6.000	12/15/12	Ba3e	1,010,000
500,000		Equistar Chemicals LP Note	8.750	02/15/09	B2	526,250
1,000,000		Georgia Gulf Corp (Sr Note)	7.125	12/15/13	Ba3	1,043,750
1,000,000		Huntsman International LLC (Guarantee Note)	9.875	03/01/09	B2	1,070,000
1,000,000	g	IMC Global, Inc (Sr Note)	10.875	08/01/13	Ba3	1,172,500
1,500,000		ISP Chemco, Inc (Guarantee Note)	10.250	07/01/11	B1	1,635,000
500,000		ISP Holdings, Inc (Secured Note)	10.625	12/15/09	B2	537,500
1,000,000	g	Rockwood Specialties Group Inc (Sr Sub Note)	10.625	05/15/11	B3	1,102,500
1,000,000	g	Scotts Miracle-Gro Co/The (Sr Sub Note)	6.625	11/15/13	Ba2	1,032,500
900,000	g	WH Holdings Ltd/WH Capital Corp (Sr Note)	9.500	04/01/11	B2	963,000

		TOTAL CHEMICALS AND ALLIED PRODUCTS				12,267,250

COAL MINING - 1.32%
1,000,000		Arch Western Finance LLC (Sr Note)	6.750	07/01/13	Ba3	1,032,500
750,000		Foundation PA Coal Co (Sr Note)	7.250	08/01/14	B1	787,500
500,000		Luscar Coal Ltd (Sr Note)	9.750	10/15/11	Ba3	550,000
1,000,000		Massey Energy Co (Sr Note)	6.625	11/15/10	Ba3	1,030,000
500,000		Peabody Energy Corp (Guarantee Note)	6.875	03/15/13	Ba3	530,000

		TOTAL COAL MINING				3,930,000

COMMUNICATIONS - 15.38%
2,850,000		Allbritton Communications Co (Sr Sub Note)	7.750	12/15/12	B3	2,807,250
1,500,000		American Cellular Corp (Sr Note)	10.000	08/01/11	Caa1	1,522,500
2,461,000		AT&T Corp (Sr Note)	9.050	11/15/11	Ba1	2,836,303
750,000		AT&T Corp (Sr Note)	9.750	11/15/31	Ba1	975,938
1,000,000	g	Charter Communications Operating LLC/Charter Communications Operating Capital (Sr Note)	8.000	04/30/12	B2	995,000
375,000		Citizens Communications Co (Sr Note)	7.625	08/15/08	Ba3	396,562
1,000,000		Citizens Communications Co Note	9.250	05/15/11	Ba3	1,116,250
2,000,000		Corus Entertainment, Inc (Sr Sub Note)	8.750	03/01/12	B1	2,145,000
750,000		CSC Holdings, Inc (Sr Note)	8.125	07/15/09	B1	759,375
2,500,000		CSC Holdings, Inc (Sr Note)	7.625	04/01/11	B1	2,468,750
1,974,000		DirecTV Holdings LLC/DirecTV Financing Co (Sr Note)	8.375	03/15/13	Ba2	2,186,205
2,000,000		Echostar DBS Corp (Sr Note)	6.375	10/01/11	Ba3	1,982,500
1,000,000		Emmis Operating Co (Sr Sub Note)	6.875	05/15/12	B2	990,000
750,000	g	Fisher Communications Inc (Sr Note)	8.625	09/15/14	B2	795,937
1,500,000		Gray Television, Inc (Guarantee Note)	9.250	12/15/11	B1	1,627,500
750,000	g	Hawaiian Telcom Communications Inc (Sr Note)	9.750	05/01/13	B3e	795,000
800,000	g	Intelsat Bermuda Ltd (Sr Note)	7.805	01/15/12	B2	814,000
1,000,000		Liberty Media Corp (Sr Note)	5.700	05/15/13	Baa3	930,103
1,000,000		Liberty Media Corp Deb	8.250	02/01/30	Baa3	994,796
2,000,000		MCI Inc (Sr Note)	7.688	05/01/09	B2	2,082,500
2,350,000		Nextel Communications, Inc (Sr Note)	5.950	03/15/14	Ba3	2,441,063
1,300,000	g	PanAmSat Corp (Guarantee Note)	9.000	08/15/14	B1	1,418,625

TIAA-CREF MUTUAL FUNDS - High-Yield Bond Fund

				MATURITY
PRINCIPAL			RATE	DATE	RATING†	VALUE

$ 2,500,000		Qwest Corp (Sr Note)	7.875	09/01/11	Ba3e	$2,606,250
2,000,000		Qwest Corp Note	8.875	03/15/12	Ba3e	2,175,000
500,000		Qwest Services Corp (Secured Note)	13.500	12/15/10	Caa1	577,500
1,000,000	g	Rogers Cable, Inc (Secured Note)	6.750	03/15/15	Ba3	1,020,000
1,750,000		Rogers Wireless Communications, Inc (Secured Note)	9.625	05/01/11	Ba3	2,054,062
1,000,000		Rogers Wireless, Inc Deb	9.750	06/01/16	Ba3	1,207,500
2,000,000	g	Telcordia Technologies, Inc (Sr Sub Note)	10.000	03/15/13	B3e	1,870,000
1,000,000		Videotron Ltee (Guarantee Note)	6.875	01/15/14	Ba3	1,017,500

		TOTAL COMMUNICATIONS				45,608,969

EATING AND DRINKING PLACES - 0.68%
2,000,000	g	Carrols Corp (Sr Sub Note)	9.000	01/15/13	B3	2,025,000

		TOTAL EATING AND DRINKING PLACES				2,025,000

ELECTRIC, GAS, AND SANITARY SERVICES - 12.52%
500,000	g	AES Corp (Secured Note)	9.000	05/15/15	Ba3	561,250
500,000		AES Corp (Sr Note)	9.375	09/15/10	B1	566,250
1,000,000		AES Corp (Sr Note)	8.875	02/15/11	B1	1,115,000
1,750,000		AES Corp (Sr Note)	7.750	03/01/14	B1	1,898,750
1,000,000	g	Allegheny Energy Supply Bond	8.250	04/15/12	Ba3	1,120,000
1,000,000		Allied Waste North America (Secured Note)	5.750	02/15/11	B2	935,000
1,000,000		Allied Waste North America (Secured Note)	6.125	02/15/14	B2	928,750
1,000,000		Allied Waste North America (Sr Note)	7.875	04/15/13	B2	1,022,500
2,000,000		Allied Waste North America (Sr Note)	7.250	03/15/15	B2	1,935,000
1,000,000	g	ANR Pipeline Co Note	8.875	03/15/10	B1	1,096,928
500,000		Aquila, Inc (Sr Note)	14.875	07/01/12	B2	655,000
2,000,000		CMS Energy Corp (Sr Note)	8.500	04/15/11	B1	2,230,000
1,000,000	g	Colorado Interstate Gas Co (Sr Note)	5.950	03/15/15	B1	985,883
500,000		Edison Mission Energy (Sr Note)	10.000	08/15/08	B1	561,250
500,000		Edison Mission Energy (Sr Note)	9.875	04/15/11	B1	585,625
750,000		Empresa Nacional de Electricidad SA/Chile Note	7.750	07/15/08	Ba1	807,630
1,000,000		General Cable Corp (Sr Note)	9.500	11/15/10	B2	1,070,000
1,000,000	g	Nevada Power Co	6.500	04/15/12	Ba2	1,045,000
1,000,000		Nevada Power Co (Second Mortgage Bond)	9.000	08/15/13	Ba2	1,125,000
1,000,000	g	NorthWestern Corp (Secured Note)	5.875	11/01/14	Ba1	1,025,000
1,282,000	g	NRG Energy Inc (Secured Note)	8.000	12/15/13	B1	1,352,510
250,000		Orion Power Holdings, Inc (Sr Note)	12.000	05/01/10	B2	299,375
1,500,000		Reliant Energy, Inc (Secured Note)	9.500	07/15/13	B1	1,665,000
1,000,000	g	Sierra Pacific Resources (Sr Note)	8.625	03/15/14	B2	1,105,000
500,000		Southern Natural Gas Co Note	8.875	03/15/10	B1	548,464
1,000,000		Southern Natural Gas Co Note	8.000	03/01/32	B1	1,137,293
1,000,000		TECO Energy, Inc (Sr Note)	7.500	06/15/10	Ba2	1,090,000
500,000	g	TECO Energy, Inc (Sr Note)	6.750	05/01/15	Ba2	530,000
1,000,000	g	Texas Genco LLC/Texas Genco Financing Corp (Sr Note)	6.875	12/15/14	B1	1,052,500
500,000		TNP Enterprises, Inc (Sr Sub Note)	10.250	04/01/10	Ba3	526,500
1,000,000		Transcontinental Gas Pipe Line Corp (Sr Note)	8.875	07/15/12	Ba2	1,190,000
2,000,000	g	TXU Corp Note	5.550	11/15/14	Ba1	1,939,712
1,000,000		Williams Cos, Inc Note	8.125	03/15/12	B1	1,135,000
1,000,000		Williams Cos, Inc Note	7.750	06/15/31	B1	1,102,500
1,000,000		Williams Cos, Inc Note	8.750	03/15/32	B1	1,201,250

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				37,144,920

TIAA-CREF MUTUAL FUNDS - High-Yield Bond Fund

				MATURITY
PRINCIPAL			RATE	DATE	RATING†	VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 2.36%
$ 1,500,000		Flextronics International Ltd (Sr Sub Note)	6.500	05/15/13	Ba2	$1,552,500
250,000	g	Flextronics International Ltd (Sr Sub Note)	6.250	11/15/14	Ba2	248,125
1,000,000	g	Freescale Semiconductor, Inc (Sr Note)	6.875	07/15/11	Ba2	1,060,000
1,000,000	g	Freescale Semiconductor, Inc (Sr Note)	7.125	07/15/14	Ba2	1,075,000
2,000,000	g	L-3 Communications Corp (Sr Sub Note)	5.875	01/15/15	Ba3	1,940,000
1,000,000	g	Sanmina-SCI Corp (Guarantee Note)	10.375	01/15/10	Ba2	1,110,000

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				6,985,625

FABRICATED METAL PRODUCTS - 1.26%
1,000,000		Ball Corp (Guarantee Note)	6.875	12/15/12	Ba2	1,050,000
500,000	g	Crown European Holdings SA (Secured Note)	9.500	03/01/11	B1	552,500
500,000	g	Crown European Holdings SA (Secured Note)	10.875	03/01/13	B2	587,500
500,000		Owens Brockway Glass Container, Inc (Secured Note)	8.750	11/15/12	B1	551,250
1,000,000		Valmont Industries, Inc (Guarantee Note)	6.875	05/01/14	Ba3	1,000,000

		TOTAL FABRICATED METAL PRODUCTS				3,741,250

FOOD AND KINDRED PRODUCTS - 2.90%
2,000,000	g	Burns Philp Capital Pty Ltd (Guarantee Note)	9.750	07/15/12	B3	2,150,000
500,000		Del Monte Corp (Sr Sub Note)	8.625	12/15/12	B2	550,000
1,250,000	g	Del Monte Corp (Sr Sub Note)	6.750	02/15/15	B2	1,275,000
1,000,000		Hercules, Inc (Guarantee Note)	6.750	10/15/29	Ba3	970,000
1,000,000		Reddy Ice Group, Inc (Sr Sub Note)	8.875	08/01/11	B3	1,110,000
1,500,000		Stater Brothers Holdings (Sr Note)	8.125	06/15/12	B1	1,462,500
1,000,000		Swift & Co (Guarantee Note)	10.125	10/01/09	B1	1,090,000

		TOTAL FOOD AND KINDRED PRODUCTS				8,607,500

GENERAL BUILDING CONTRACTORS - 2.18%
1,000,000	g	Beazer Homes USA, Inc (Sr Note)	6.875	07/15/15	Ba1	990,000
2,000,000		DR Horton, Inc (Sr Note)	7.875	08/15/11	Ba1	2,247,966
1,000,000		DR Horton, Inc (Sr Sub Note)	9.750	09/15/10	Ba2	1,170,743
1,000,000	g	KB Home (Sr Note)	5.750	02/01/14	Ba1	991,098
500,000		KB Home (Sr Sub Note)	8.625	12/15/08	Ba2	542,062
500,000		KB Home (Sr Sub Note)	7.750	02/01/10	Ba2	525,579

		TOTAL GENERAL BUILDING CONTRACTORS				6,467,448

GENERAL MERCHANDISE STORES - 0.40%
1,000,000		JC Penney Co Inc/New Note	9.000	08/01/12	Ba1	1,182,500

		TOTAL GENERAL MERCHANDISE STORES				1,182,500

HEALTH SERVICES - 3.09%
500,000		Coventry Health Care, Inc (Sr Note)	5.875	01/15/12	Ba1	508,750
800,000		Coventry Health Care, Inc (Sr Note)	6.125	01/15/15	Ba1	814,000
1,000,000	g	DaVita, Inc (Sr Note)	6.625	03/15/13	B2	1,032,500
1,500,000	g	DaVita, Inc (Sr Sub Note)	7.250	03/15/15	B3	1,541,250
1,500,000		HCA, Inc (Sr Note)	7.875	02/01/11	Ba2	1,650,434
500,000		HCA, Inc Note	5.250	11/06/08	Ba2	499,388
1,000,000		HCA, Inc Note	6.300	10/01/12	Ba2	1,026,484
500,000		Tenet Healthcare Corp	7.375	02/01/13	B3	493,750
1,500,000	g	Tenet Healthcare Corp (Sr Note)	9.875	07/01/14	B3	1,608,750

		TOTAL HEALTH SERVICES				9,175,306

TIAA-CREF MUTUAL FUNDS - High-Yield Bond Fund

				MATURITY
PRINCIPAL			RATE	DATE	RATING†	VALUE

HOLDING AND OTHER INVESTMENT OFFICES - 0.35%
$ 1,000,000	g	Ventas Realty LP/Ventas Capital Corp (Sr Note)	6.750	06/01/10	Ba3	$1,037,550

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				1,037,550

HOTELS AND OTHER LODGING PLACES - 3.10%
500,000	g	Boyd Gaming Corp (Guarantee Note)	9.250	08/01/09	Ba3	525,000
1,500,000		Boyd Gaming Corp (Sr Sub Note)	7.750	12/15/12	B1	1,603,125
1,000,000		Isle of Capri Casinos, Inc (Guarantee Note)	9.000	03/15/12	B2	1,087,500
250,000		MGM Mirage (Guarantee Note)	9.750	06/01/07	Ba3	270,937
750,000		MGM Mirage (Guarantee Note)	8.500	09/15/10	Ba2	832,500
2,750,000	g	MGM Mirage (Sr Note)	6.750	09/01/12	Ba2	2,832,500
1,000,000	g	Station Casinos, Inc (Sr Note)	6.000	04/01/12	Ba3	1,015,000
1,000,000		Station Casinos, Inc (Sr Sub Note)	6.500	02/01/14	B1	1,020,000

		TOTAL HOTELS AND OTHER LODGING PLACES				9,186,562

INDUSTRIAL MACHINERY AND EQUIPMENT - 1.50%
1,750,000		Case New Holland, Inc (Guarantee Note)	9.250	08/01/11	Ba3e	1,837,500
1,000,000	g	Cummins, Inc (Sr Note)	9.500	12/01/10	Ba2	1,100,000
1,500,000		Scientific Games Corp (Sr Sub Note)	6.250	12/15/12	B1	1,515,000

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				4,452,500

INSTRUMENTS AND RELATED PRODUCTS - 2.43%
1,750,000	g	Fisher Scientific International, Inc (Sr Sub Note)	8.000	09/01/13	Ba3	1,999,375
500,000		Fisher Scientific International, Inc (Sr Sub Note)	6.750	08/15/14	Ba3	522,500
1,750,000	g	Fisher Scientific International, Inc (Sr Sub Note)	6.125	07/01/15	Ba3	1,752,187
1,500,000	g	UGS Corp/Old (Guarantee Note)	10.000	06/01/12	B3e	1,665,000
500,000		Xerox Corp (Guarantee Note)	9.750	01/15/09	Ba2	568,125
650,000		Xerox Corp (Sr Note)	6.875	08/15/11	Ba2	689,000

		TOTAL INSTRUMENTS AND RELATED PRODUCTS				7,196,187

JUSTICE, PUBLIC ORDER AND SAFETY - 0.33%
1,000,000		Corrections Corp of America (Guarantee Note)	6.250	03/15/13	B1e	992,500

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY				992,500

METAL MINING - 0.37%
1,000,000		Freeport-McMoRan Copper & Gold, Inc (Sr Note)	10.125	02/01/10	B1	1,112,500

		TOTAL METAL MINING				1,112,500

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.55%
1,500,000	g	Koppers, Inc (Guarantee Note)	9.875	10/15/13	B2	1,620,000

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				1,620,000

TIAA-CREF MUTUAL FUNDS - High-Yield Bond Fund

				MATURITY
PRINCIPAL			RATE	DATE	RATING†	VALUE

MISCELLANEOUS RETAIL - 2.20%
$ 1,000,000		AmeriGas Partners LP/AmeriGas Eagle Finance Corp (Sr Note)	10.000	04/15/06	B2	$1,032,500
1,000,000	g	Couche-Tard US LP/Couche-Tard Finance Corp (Sr Sub Note)	7.500	12/15/13	Ba3	1,050,000
1,944,000		FTD, Inc (Guarantee Note)	7.750	02/15/14	B3	1,905,120
1,500,000		NeighborCare, Inc (Sr Sub Note)	6.875	11/15/13	Ba3	1,567,500
1,000,000		Rite Aid Corp (Guarantee Note)	7.500	01/15/15	B2e	960,000

		TOTAL MISCELLANEOUS RETAIL				6,515,120

NONDEPOSITORY INSTITUTIONS - 1.84%
800,000		General Motors Acceptance Corp Note	6.125	08/28/07	Baa2	791,774
1,450,000		General Motors Acceptance Corp Note	5.625	05/15/09	Baa2	1,357,915
1,600,000		General Motors Acceptance Corp Note	7.250	03/02/11	Baa2	1,500,275
800,000		General Motors Acceptance Corp Note	6.750	12/01/14	Baa2	715,739
1,000,000	g	Global Cash Access LLC/Global Cash Finance Corp (Sr Sub Note)	8.750	03/15/12	Caa1	1,087,500

		TOTAL NONDEPOSITORY INSTITUTIONS				5,453,203

OIL AND GAS EXTRACTION - 3.84%
2,000,000		Chesapeake Energy Corp (Guarantee Note)	7.750	01/15/15	Ba3	2,160,000
750,000		Chesapeake Energy Corp (Sr Note)	7.500	09/15/13	Ba3	811,875
2,370,000		Chesapeake Energy Corp (Sr Note)	6.875	01/15/16	Ba3	2,470,725
1,000,000		Exco Resources Inc (Guarantee Note)	7.250	01/15/11	B2	1,000,000
1,000,000		Hanover Compressor Co (Sr Note)	9.000	06/01/14	B3	1,065,000
500,000		Hanover Equipment Trust (Secured Note)	8.500	09/01/08	B2	520,000
500,000		Hanover Equipment Trust (Secured Note)	8.750	09/01/11	B2	531,250
1,000,000		Kerr-McGee Corp (Secured Note)	6.950	07/01/24	Ba3	1,033,273
649,000		Magnum Hunter Resources Inc (Guarantee Note)	9.600	03/15/12	B2	720,390
1,000,000		Plains Exploration & Production Co (Sr Note)	7.125	06/15/14	Ba2	1,070,000

		TOTAL OIL AND GAS EXTRACTION				11,382,513

PAPER AND ALLIED PRODUCTS - 5.65%
3,000,000		Abitibi-Consolidated, Inc (Sr Note)	8.375	04/01/15	Ba3	3,060,000
1,250,000		Caraustar Industries, Inc (Guarantee Note)	9.875	04/01/11	Caa1	1,259,375
2,000,000		Georgia-Pacific Corp (Guarantee Note)	8.875	02/01/10	Ba2	2,270,000
500,000		Georgia-Pacific Corp (Guarantee Note)	9.375	02/01/13	Ba2	565,625
1,000,000	g	Georgia-Pacific Corp (Sr Note)	8.000	01/15/24	Ba3	1,150,000
1,500,000		Georgia-Pacific Corp Deb	9.500	12/01/11	Ba3	1,811,250
2,000,000		Graphic Packaging International Corp (Sr Sub Note)	9.500	08/15/13	B3	2,015,000
1,880,000		Greif, Inc (Guarantee Note)	8.875	08/01/12	B1	2,021,000
750,000		Jefferson Smurfit Corp US (Guarantee Note)	8.250	10/01/12	B2	753,750
750,000		Norske Skog Canada Ltd (Guarantee Note)	8.625	06/15/11	Ba3	773,438
1,000,000		Playtex Products, Inc (Secured Note)	8.000	03/01/11	B2	1,068,750

		TOTAL PAPER AND ALLIED PRODUCTS				16,748,188

PERSONAL SERVICES - 0.68%
1,442,000	g	Coinmach Corp (Sr Note)	9.000	02/01/10	B3	1,478,050
500,000		Service Corp International/US (Sr Note)	7.700	04/15/09	Ba3	535,000

		TOTAL PERSONAL SERVICES				2,013,050

TIAA-CREF MUTUAL FUNDS - High-Yield Bond Fund

				MATURITY
PRINCIPAL			RATE	DATE	RATING†	VALUE

PETROLEUM AND COAL PRODUCTS - 1.01%
$ 500,000		Equistar Chemicals LP/Equistar Funding Corp (Guarantee Note)	10.125	09/01/08	B2	$541,250
580,000		Polypore, Inc (Sr Sub Note)	8.750	05/15/12	Caa1	542,300
750,000		Premcor Refining Group Inc/The (Guarantee Note)	6.750	05/01/14	Ba3	808,125
1,000,000		Tesoro Corp (Sr Sub Note)	9.625	04/01/12	B2	1,106,250

		TOTAL PETROLEUM AND COAL PRODUCTS				2,997,925

PRIMARY METAL INDUSTRIES - 1.43%
750,000		AK Steel Corp (Guarantee Note)	7.875	02/15/09	B1	682,500
1,750,000		AK Steel Corp (Guarantee Note)	7.750	06/15/12	B1	1,478,750
1,000,000	g	Novelis, Inc (Sr Note)	7.250	02/15/15	B1	1,003,750
600,000	g	Texas Industries, Inc (Sr Note)	7.250	07/15/13	Ba3e	615,000
421,000		United States Steel Corp (Sr Note)	9.750	05/15/10	Ba2	454,680

		TOTAL PRIMARY METAL INDUSTRIES				4,234,680

PRINTING AND PUBLISHING - 4.82%
1,200,000	g	American Achievement Corp (Sr Sub Note)	8.250	04/01/12	B3	1,206,000
2,000,000		Block Communications, Inc (Guarantee Note)	9.250	04/15/09	B2	2,130,000
500,000		CanWest Media, Inc (Guarantee Note)	7.625	04/15/13	Ba3	535,000
1,000,000		CanWest Media, Inc (Sr Sub Note)	10.625	05/15/11	B2	1,091,250
1,500,000		Cenveo Corp (Guarantee Note)	9.625	03/15/12	B1	1,620,000
500,000		Dex Media East LLC/Dex Media East Finance Co (Guarantee Note)	9.875	11/15/09	B1	551,250
977,000	g	Dex Media West LLC/Dex Media Finance Co (Sr Sub Note)	9.875	08/15/13	B2	1,113,780
500,000		Dex Media, Inc Note	8.000	11/15/13	B3	531,250
1,291,000		Primedia, Inc (Guarantee Note)	7.625	04/01/08	B2	1,305,524
500,000		Primedia, Inc (Sr Note)	8.000	05/15/13	B2	501,250
2,200,000		RH Donnelley Corp (Sr Note)	6.875	01/15/13	B3	2,244,000
1,500,000		Visant Corp (Guarantee Note)	7.625	10/01/12	B3	1,481,250

		TOTAL PRINTING AND PUBLISHING				14,310,554

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.91%
750,000		Cooper-Standard Automotive, Inc (Guarantee Note)	8.375	12/15/14	B3e	592,500
2,250,000		Solo Cup Co (Sr Sub Note)	8.500	02/15/14	B3	2,103,750

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS				2,696,250

SOCIAL SERVICES - 0.32%
1,000,000	g	Knowledge Learning Corp, Inc (Guarantee Note)	7.750	02/01/15	B3	955,000

		TOTAL SOCIAL SERVICES				955,000

STONE, CLAY, AND GLASS PRODUCTS - 0.70%
1,000,000		Owens Brockway Glass Container Inc (Guarantee Note)	6.750	12/01/14	B2e	1,011,250
1,000,000		Owens Brockway Glass Container, Inc (Guarantee Note)	8.875	02/15/09	B1	1,062,500

		TOTAL STONE, CLAY, AND GLASS PRODUCTS				2,073,750

TRANSPORTATION EQUIPMENT - 3.08%
1,000,000	g	Bombardier, Inc Note	6.750	05/01/12	Ba2	950,000
500,000		Dana Corp Note	10.125	03/15/10	Ba2	521,131
1,000,000		Dana Corp Note	9.000	08/15/11	Ba2	1,060,822

TIAA-CREF MUTUAL FUNDS - High-Yield Bond Fund

				MATURITY
PRINCIPAL			RATE	DATE	RATING†	VALUE

$ 1,200,000		Ford Motor Co Note	7.450	07/16/31	Baa3	$1,005,000
1,505,000	g	Navistar International Corp (Sr Note)	6.250	03/01/12	Ba3	1,452,325
1,000,000		Sequa Corp (Sr Note)	8.875	04/01/08	B1	1,080,000
1,000,000		Sequa Corp (Sr Note)	9.000	08/01/09	B1	1,102,500
1,500,000		TransDigm, Inc (Guarantee Note)	8.375	07/15/11	B3	1,590,000
324,000	g	TRW Automotive, Inc (Sr Sub Note)	11.000	02/15/13	B1	372,600

		TOTAL TRANSPORTATION EQUIPMENT				9,134,378

TRANSPORTATION SERVICES - 0.33%
1,000,000	g	United Rentals North America, Inc (Guarantee Note)	6.500	02/15/12	B1	983,750

		TOTAL TRANSPORTATION SERVICES				983,750

WATER TRANSPORTATION - 1.08%
2,000,000		Gulfmark Offshore, Inc (Guarantee Note)	7.750	07/15/14	B2e	2,105,000
1,000,000		Stena AB (Sr Note)	9.625	12/01/12	Ba3	1,090,000

		TOTAL WATER TRANSPORTATION				3,195,000

WHOLESALE TRADE-DURABLE GOODS - 2.07%
1,000,000		Avnet, Inc Note	9.750	02/15/08	Ba2	1,110,000
1,000,000		Builders FirstSource, Inc (Secured Note)	7.518	02/15/12	B3e	995,000
1,500,000		Ingram Micro, Inc (Sr Sub Note)	9.875	08/15/08	Ba2	1,578,750
750,000		Russel Metals, Inc (Sr Note)	6.375	03/01/14	Ba3	701,250
1,000,000	g	Ryerson Tull, Inc (Sr Note)	8.250	12/15/11	B2	870,000
865,000		Wesco Distribution, Inc (Guarantee Note)	9.125	06/01/08	B2	882,300

		TOTAL WHOLESALE TRADE-DURABLE GOODS				6,137,300

WHOLESALE TRADE-NONDURABLE GOODS - 1.42%
2,000,000	g	Airgas, Inc (Sr Sub Note)	6.250	07/15/14	Ba2	2,025,000
1,500,000		AmerisourceBergen Corp (Guarantee Note)	7.250	11/15/12	Ba2	1,651,875
500,000		AmerisourceBergen Corp (Sr Note)	8.125	09/01/08	Ba2	542,500

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				4,219,375

		TOTAL CORPORATE BONDS				287,726,725
		(Cost $279,125,512)

		TOTAL BONDS				287,726,725
		(Cost $279,125,512)
SHARES

COMMON STOCKS - 0.00%

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.00%
500	v	TravelCenters of America, Inc Contingent Wts 05/01/09				625
1,500	v	TravelCenters of America, Inc Initial Wts 05/01/09				1,875

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS				2,500

TIAA-CREF MUTUAL FUNDS - High-Yield Bond Fund

SHARES			VALUE

BUSINESS SERVICES - 0.00%
1,500	v	Advanstar Holdings Corp Wts 10/15/11	$30

		TOTAL BUSINESS SERVICES	30

COMMUNICATIONS -0.00%
250	v	Global Crossing Holding Ltd, Wts 08/01/07	-
500	v	Global Crossing Holding Ltd, Wts 11/15/09	-

		TOTAL COMMUNICATIONS	-

PAPER AND ALLIED PRODUCTS - 0.00%
250	v	Pliant Corp Wts 06/01/10	3

		TOTAL PAPER AND ALLIED PRODUCTS	3

		TOTAL COMMON STOCKS	2,533
		(Cost $162,817)

PRINCIPAL

SHORT TERM INVESTMENTS - 2.29%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
$ 6,780,000		Federal Home Loan Bank (FHLB), 2.950%, 07/01/05	6,780,000

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	6,780,000

		TOTAL SHORT TERM INVESTMENTS	6,780,000
		(Cost $6,780,000)

		TOTAL PORTFOLIO - 99.30%	294,509,258
		(Cost $286,068,329)

		OTHER ASSETS & LIABILITIES, NET - 0.70%	2,067,594

		NET ASSETS - 100.00%	$296,576,852

	g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold
		in transactions exempt from registration to qualified institutional buyers.
		At June 30, 2005, the value of these securities amounted to $77,935,187 or 26.28% of net assets.
	v	Security valued at fair value.
	†	As provided by Moody's Investors Service (unaudited).

		For ease of presentation, we have grouped a number of industry classification categories
		together in the Statement of Investments. Note that the Funds use more specific industry categories
		in following their investment limitations on industry concentration.

TIAA-CREF Mutual Funds - Short-Term Bond Fund

TIAA-CREF MUTUAL FUNDS
SHORT-TERM BOND
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2005

			MATURITY
PRINCIPAL		RATE	DATE	RATING†	VALUE

BONDS - 96.54%

CORPORATE BONDS - 37.99%

ASSET BACKED - 3.17%
$ 1,500,000	Centex Home Equity Series 2004-D (Class MF2)	5.560	09/25/34	A2	$1,515,924
1,000,000	Chase Funding Mortgage Loan Asset-Backed Certificates
	Series 2004-2 (Class 1A2)	3.777	01/25/22	Aaa	995,161
500,000	Chase Funding Mortgage Loan Asset-Backed Certificates
	Series 2004-2 (Class 1B)	5.700	02/25/34	Baa2	496,123
500,000	Chase Funding Mortgage Loan Asset-Backed Certificates
	Series 2004-2 (Class 1M2)	5.700	02/25/34	A2	506,079
138,374	Chase Funding Net Interest Margin Series 2004-1A (Class Note)	3.750	03/27/35	Baa2	138,146
1,320,000	CIT Equipment Collateral Series 2005-VT1 (Class A4)	4.360	11/20/12	Aaa	1,329,904
1,350,000	CIT Group Home Equity Loan Trust Series 2002-2 (Class BF)	6.830	06/25/33	Baa2	1,372,915
47,039	Option One Mortgage Securities Corp NIM Trust
	Series 2004-1A (Class Note)	3.504	04/26/09	Aaa	47,061
690,333	Wells Fargo Home Equity Trust Series 2004-2N (Class N1)	4.450	10/26/34	NR	689,207

	TOTAL ASSET BACKED				7,090,520

BUSINESS SERVICES - 0.22%
500,000	Equifax, Inc Note	6.300	07/01/05	Baa1	500,000

	TOTAL BUSINESS SERVICES				500,000

CHEMICALS AND ALLIED PRODUCTS - 1.45%
1,000,000	Eli Lilly & Co Note	2.900	03/15/08	Aa3	968,339
1,000,000	Gillette Co (Sr Note)	4.125	08/30/07	Aa3	1,002,252
250,000	Lubrizol Corp (Sr Note)	4.625	10/01/09	Baa3	250,200
500,000	Merck & Co, Inc Note	5.250	07/01/06	Aa3	506,540
500,000	Pfizer, Inc Note	5.625	02/01/06	Aaa	505,182

	TOTAL CHEMICALS AND ALLIED PRODUCTS				3,232,513

COMMUNICATIONS - 1.75%
550,000	Comcast Cable Communications (Sr Note)	6.375	01/30/06	Baa2	557,735
500,000	COX Communications, Inc Note	7.750	08/15/06	Baa3	519,148
500,000	Deutsche Telekom International Finance BV (Guarantee Note)	3.875	07/22/08	A3	495,827
500,000	SBC Communications, Inc Note	6.250	03/15/11	A2	543,935
1,000,000	Sprint Capital Corp (Guarantee Note)	6.000	01/15/07	Baa3	1,025,965
500,000	Verizon Wireless Capital LLC Note	5.375	12/15/06	A3	509,167
250,000	Vodafone Group PLC Note	3.950	01/30/08	A2	248,976

	TOTAL COMMUNICATIONS				3,900,753

DEPOSITORY INSTITUTIONS - 6.36%
500,000	Bank of America Corp (Sr Note)	5.250	02/01/07	Aa2	509,914
750,000	Bank of America Corp (Sr Note)	3.375	02/17/09	Aa2	730,775
1,000,000	Bank One Corp Note	6.500	02/01/06	Aa3	1,015,294

TIAA-CREF MUTUAL FUNDS - Short-Term Bond Fund

			MATURITY
PRINCIPAL		RATE	DATE	RATING†	VALUE

$ 1,000,000	Bank One NA/Chicago IL Note	3.700	01/15/08	Aa2	$990,487
2,500,000	Citigroup, Inc (Sr Note)	4.125	02/22/10	Aa1	2,489,734
1,000,000	Citigroup, Inc Note	5.750	05/10/06	Aa1	1,014,974
1,000,000	JPMorgan Chase & Co Note	3.500	03/15/09	Aa3	974,748
500,000	KFW International Finance (Guarantee Note)	2.500	10/17/05	NR	498,489
250,000	M&I Marshall & Ilsley Bank (Sr Note)	4.125	09/04/07	Aa3	250,180
500,000	M&I Marshall & Ilsley Bank Note	4.400	03/15/10	Aa3e	501,607
500,000	Mellon Funding Corp (Guarantee Note)	4.875	06/15/07	A1	507,974
250,000	National City Bank of Indiana Note	4.875	07/20/07	Aa3	253,853
500,000	Popular North America, Inc (Guarantee Note)	4.700	06/30/09	A3	505,036
480,000	Suntrust Bank (Sub Note)	7.250	09/15/06	Aa3	498,640
500,000	US Bancorp (Sr Note)	5.100	07/15/07	Aa2	510,034
500,000	Wachovia Bank NA	4.850	07/30/07	Aa2	507,953
500,000	Wells Fargo & Co (Sr Note)	7.250	08/24/05	Aa1	502,476
1,000,000	Wells Fargo & Co Note	3.125	04/01/09	Aa1	965,635
1,000,000	Wells Fargo & Co Note	4.125	03/10/08	Aa1	1,000,132

	TOTAL DEPOSITORY INSTITUTIONS				14,227,935

EATING AND DRINKING PLACES - 0.23%
500,000	McDonald's Corp Note	5.950	01/15/08	A2	521,480

	TOTAL EATING AND DRINKING PLACES				521,480

ELECTRIC, GAS, AND SANITARY SERVICES - 3.58%
207,000	American Electric Power Co, Inc Note	6.125	05/15/06	Baa3	210,636
250,000	Consumers Energy Co (First Mortgage Bond)	4.400	08/15/09	Baa3	249,321
2,000,000	Duke Energy Corp (First Mortgage Bond)	3.750	03/05/08	A3	1,974,463
500,000	FirstEnergy Corp Note	5.500	11/15/06	Baa3	508,596
500,000	KeySpan Corp Note	4.900	05/16/08	A3	508,731
500,000	Midamerican Energy Holdings Co (Sr Note)	4.625	10/01/07	Baa3	502,181
1,000,000	Nisource Finance Corp (Guarantee Note)	3.200	11/01/06	Baa3	986,955
1,000,000	Pepco Holdings, Inc Note	3.750	02/15/06	Baa2	998,391
500,000	Pepco Holdings, Inc Note	5.500	08/15/07	Baa2	512,246
1,000,000	Tampa Electric Co Note	5.375	08/15/07	Baa2	1,022,108
500,000	Washington Gas Light Note	7.310	10/30/07	A2	531,929

	TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				8,005,557

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.23%
500,000	Cooper Industries, Inc (Guarantee Note)	5.250	07/01/07	A3	508,402

	TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				508,402

FABRICATED METAL PRODUCTS - 0.47%
1,000,000	Illinois Tool Works, Inc Note	5.750	03/01/09	Aa3	1,049,596

	TOTAL FABRICATED METAL PRODUCTS				1,049,596

FOOD AND KINDRED PRODUCTS - 1.34%
500,000	Cadbury Schweppes US Finance LLC Note	3.875	10/01/08	Baa2	493,012
1,000,000	Coca-Cola Enterprises, Inc Note	2.500	09/15/06	A2	982,215
1,000,000	General Mills, Inc Note	5.125	02/15/07	Baa2	1,014,256
500,000	Kraft Foods, Inc Note	4.000	10/01/08	A3	496,931

	TOTAL FOOD AND KINDRED PRODUCTS				2,986,414

TIAA-CREF MUTUAL FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL			RATE	DATE	RATING†	VALUE

FORESTRY - 0.45%
$ 1,000,000		Weyerhaeuser Co Note	6.000	08/01/06	Baa2	$1,017,089

		TOTAL FORESTRY				1,017,089

FURNITURE AND FIXTURES - 0.46%
500,000		Masco Corp Note	4.625	08/15/07	Baa1	503,565
500,000		Newell Rubbermaid, Inc Note	6.000	03/15/07	Baa2	517,854

		TOTAL FURNITURE AND FIXTURES				1,021,419

GENERAL BUILDING CONTRACTORS - 0.49%
500,000		Centex Corp Note	4.750	01/15/08	Baa2	501,557
500,000		DR Horton, Inc (Sr Sub Note)	9.750	09/15/10	Ba2	585,372

		TOTAL GENERAL BUILDING CONTRACTORS				1,086,929

GENERAL MERCHANDISE STORES - 1.35%
500,000		Fred Meyer, Inc (Guarantee Note)	7.450	03/01/08	Baa2	536,791
1,000,000	g	May Department Stores Co Note	3.950	07/15/07	Baa2	993,457
500,000		Target Corp Note	3.375	03/01/08	A2	490,197
500,000		Wal-Mart Stores, Inc	4.000	01/15/10	Aa2	496,668
500,000		Wal-Mart Stores, Inc Note	4.375	07/12/07	Aa2	503,485

		TOTAL GENERAL MERCHANDISE STORES				3,020,598

HOLDING AND OTHER INVESTMENT OFFICES - 0.45%
250,000		EOP Operating LP Note	8.375	03/15/06	Baa2	257,393
250,000	g	Mantis Reef Ltd Note	4.799	11/03/09	A3	250,438
500,000	g	Simon Property Group LP Note	4.600	06/15/10	Baa2	499,052

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				1,006,883

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.67%
250,000		Caterpillar Financial Services Corp (Sr Note)	4.875	06/15/07	A2	253,350
250,000		Hewlett-Packard Co Note	3.625	03/15/08	A3	246,739
1,000,000	g	IBM Canada Credit Services Co (Guarantee Note)	3.750	11/30/07	A1	988,669

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				1,488,758

INSTRUMENTS AND RELATED PRODUCTS - 0.06%
135,000		Raytheon Co Note	6.500	07/15/05	Baa3	135,092

		TOTAL INSTRUMENTS AND RELATED PRODUCTS				135,092

INSURANCE CARRIERS - 1.23%
500,000		International Lease Finance Corp Note	3.500	04/01/09	A1	483,027
250,000		Lincoln National Corp Note	5.250	06/15/07	A3	254,810
1,500,000		UnitedHealth Group, Inc (Sr Note)	3.300	01/30/08	A2	1,470,224
550,000		WellPoint, Inc Note	3.500	09/01/07	Baa1	542,259

		TOTAL INSURANCE CARRIERS				2,750,320

TIAA-CREF MUTUAL FUNDS - Short-Term Bond Fund

			MATURITY
PRINCIPAL		RATE	DATE	RATING†	VALUE

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.23%
$ 500,000	Tyco International Group SA (Guarantee Note)	5.800	08/01/06	Baa3	$509,091

	TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				509,091

MOTION PICTURES - 0.23%
500,000	Walt Disney Co Note	5.500	12/29/06	Baa1	509,948

	TOTAL MOTION PICTURES				509,948

NATIONAL SECURITY AND INTERNATIONAL AFFAIRS - 0.23%
500,000	Inter-American Development Bank	5.375	01/18/06	Aaa	504,143

	TOTAL NATIONAL SECURITY AND INTERNATIONAL AFFAIRS				504,143

NONDEPOSITORY INSTITUTIONS - 4.91%
250,000	American General Finance Corp Note	2.750	06/15/08	A1	238,696
1,000,000	American Honda Finance Corp Note	4.500	05/26/09	A1	1,010,111
250,000	CIT Group Funding Co of Canada Note	4.650	07/01/10	A2e	251,319
500,000	CIT Group, Inc (Sr Note)	4.125	02/21/06	A2	500,922
1,000,000	Countrywide Home Loans, Inc (Guarantee Note)	5.500	08/01/06	A3	1,015,249
500,000	Ford Motor Credit Co (Sr Note)	5.800	01/12/09	Baa2	477,500
500,000	Ford Motor Credit Co Note	5.700	01/15/10	Baa2	462,500
500,000	General Electric Capital Corp Note	5.350	03/30/06	Aaa	505,309
1,000,000	General Electric Capital Corp Note	4.125	03/04/08	Aaa	1,000,887
500,000	General Motors Acceptance Corp Note	6.125	08/28/07	Baa2	494,859
500,000	General Motors Acceptance Corp Note	5.625	05/15/09	Baa2	468,247
1,500,000	HSBC Finance Corp	4.125	11/16/09	A1	1,483,548
500,000	HSBC Finance Corp	4.750	04/15/10	A1	506,759
1,000,000	HSBC Finance Corp Note	4.750	05/15/09	A1	1,013,984
140,000	MBNA America Bank NA Note	5.375	01/15/08	Baa1	144,199
500,000	National Rural Utilities Cooperative Finance Corp Note	6.500	03/01/07	A2	518,961
500,000	SLM Corp Note	4.000	01/15/09	A2	496,374
400,000	Toyota Motor Credit Corp Note	2.875	08/01/08	Aaa	385,959

	TOTAL NONDEPOSITORY INSTITUTIONS				10,975,383

OIL AND GAS EXTRACTION - 1.78%
500,000	Anadarko Petroleum Corp Note	3.250	05/01/08	Baa1	486,535
750,000	Conoco Funding Co (Guarantee Note)	5.450	10/15/06	A3	763,826
500,000	Devon Energy Corp (Sr Note)	2.750	08/01/06	Baa2	492,579
1,000,000	Enterprise Products Operating LP (Sr Note)	4.000	10/15/07	Baa3	990,946
250,000		Ocean Energy, Inc (Guarantee Note)	4.375	10/01/07	Baa3	250,289
500,000		Panhandle Eastern Pipe Line (Sr Note)	4.800	08/15/08	Baa3	502,819
500,000	g	Plains All American Pipeline LP/PAA Finance Corp Note	4.750	08/15/09	Baa3	501,457

		TOTAL OIL AND GAS EXTRACTION				3,988,451

PAPER AND ALLIED PRODUCTS - 0.11%
250,000		International Paper Co Note	3.800	04/01/08	Baa2	244,448

		TOTAL PAPER AND ALLIED PRODUCTS				244,448

TIAA-CREF MUTUAL FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL			RATE	DATE	RATING†	VALUE

PETROLEUM AND COAL PRODUCTS - 0.23%
$ 500,000		Enterprise Products Operating LP (Sr Note)	4.950	06/01/10	Baa3	$503,398

		TOTAL PETROLEUM AND COAL PRODUCTS				503,398

PIPELINES, EXCEPT NATURAL GAS - 0.33%
750,000		Enbridge Energy Partners LP (Sr Note)	4.000	01/15/09	Baa2	736,171

		TOTAL PIPELINES, EXCEPT NATURAL GAS				736,171

PRINTING AND PUBLISHING - 0.66%
1,000,000	g	RR Donnelley & Sons Co Note	3.750	04/01/09	Baa2	976,950
500,000		Viacom, Inc (Guarantee Note)	5.625	05/01/07	A3	508,758

		TOTAL PRINTING AND PUBLISHING				1,485,708

RAILROAD TRANSPORTATION - 0.48%
455,000		Norfolk Southern Corp Note	5.257	09/17/14	Baa1	473,965
87,000		Norfolk Southern Corp Note	7.350	05/15/07	Baa1	91,697
500,000		Union Pacific Corp Note	5.750	10/15/07	Baa2	515,852

		TOTAL RAILROAD TRANSPORTATION				1,081,514

SECURITY AND COMMODITY BROKERS - 3.07%
500,000		Bear Stearns Cos, Inc Note	5.700	01/15/07	A1	512,077
500,000		Credit Suisse First Boston USA, Inc Note	5.750	04/15/07	Aa3	514,287
500,000		Franklin Resources, Inc Note	3.700	04/15/08	A2	491,941
1,000,000		Goldman Sachs Group, Inc Bond	6.875	01/15/11	Aa3	1,113,021
500,000		Lehman Brothers Holdings, Inc Note	6.250	05/15/06	A1	509,181
750,000		Lehman Brothers Holdings, Inc Note	4.000	01/22/08	A1	747,500
1,000,000		Merrill Lynch & Co, Inc Note	4.125	09/10/09	Aa3	992,457
500,000		Morgan Stanley Bond	5.800	04/01/07	Aa3	514,062
1,000,000		Morgan Stanley Note	3.625	04/01/08	Aa3	984,712
500,000		Morgan Stanley Note	4.000	01/15/10	Aa3	491,994

		TOTAL SECURITY AND COMMODITY BROKERS				6,871,232

TRANSPORTATION EQUIPMENT - 1.55%
500,000		Boeing Capital Corp (Sr Note)	5.750	02/15/07	A3	512,688
500,000		DaimlerChrysler NA Holding Corp (Guarantee Note)	4.050	06/04/08	A3	491,229
1,000,000		DaimlerChrysler NA Holding Corp Note	4.875	06/15/10	A3	997,032
1,000,000		General Dynamics Corp (Guarantee Note)	3.000	05/15/08	A2	969,982
500,000		United Technologies Corp (Sr Note)	4.375	05/01/10	A2	504,368

		TOTAL TRANSPORTATION EQUIPMENT				3,475,299

WHOLESALE TRADE-NONDURABLE GOODS - 0.22%
500,000		Safeway, Inc Note	4.800	07/16/07	Baa2	502,367

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				502,367

		TOTAL CORPORATE BONDS				84,937,411
		(Cost $85,162,831)

TIAA-CREF MUTUAL FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL			RATE	DATE	RATING†	VALUE

GOVERNMENT BONDS - 58.55%

AGENCY SECURITIES - 44.09%
$ 6,000,000		Federal Farm Credit Bank (FFCB)	2.250	09/01/06	Aaa	$5,891,621
3,000,000		Federal Farm Credit Bank (FFCB)	3.000	12/17/07	Aaa	2,939,933
1,500,000		Federal Farm Credit Bank (FFCB)	3.375	07/15/08	Aaa	1,477,815
3,450,000		Federal Farm Credit Bank (FFCB)	3.875	01/12/09	Aaa	3,443,597
20,000,000		Federal Home Loan Bank (FHLB)	4.570	10/17/08	Aaa	20,068,606
1,000,000		Federal Home Loan Mortgage Corp (FGLMC)	3.500	04/28/08	Aaa	987,333
10,000,000		Federal Home Loan Mortgage Corp (FGLMC)	7.000	03/15/10	Aaa	11,273,381
2,880,000		Federal Home Loan Mortgage Corp (FGLMC)	4.125	07/12/10	Aaa	2,889,676
4,000,000		Federal National Mortgage Association (FNMA)	2.625	11/15/06	Aaa	3,938,268
5,900,000		Federal National Mortgage Association (FNMA)	5.000	01/15/07	Aaa	6,004,057
14,500,000		Federal National Mortgage Association (FNMA)	3.625	03/15/07	Aaa	14,454,277
3,000,000		Federal National Mortgage Association (FNMA)	3.750	05/17/07	Aaa	2,992,086
1,000,000		Federal National Mortgage Association (FNMA)	4.000	05/23/07	Aaa	998,588
3,000,000		Federal National Mortgage Association (FNMA)	3.125	12/15/07	Aaa	2,948,073
3,000,000	h	Federal National Mortgage Association (FNMA)	6.000	05/15/08	Aaa	3,170,057
1,200,000		Federal National Mortgage Association (FNMA)	4.125	06/16/08	Aaa	1,196,831
1,000,000		Federal National Mortgage Association (FNMA)	3.375	12/15/08	Aaa	982,442
5,000,000		Federal National Mortgage Association (FNMA)	6.625	09/15/09	Aaa	5,503,617
6,500,000		Federal National Mortgage Association (FNMA)	7.125	06/15/10	Aaa	7,393,918

		TOTAL AGENCY SECURITIES				98,554,176

FOREIGN GOVERNMENT BONDS - 2.93%
1,000,000		European Investment Bank (Sr Note)	4.000	03/03/10	Aaa	1,002,396
1,000,000		Federal Republic of Germany Bond	3.875	06/01/10	NR	997,000
1,500,000		International Finance Corp (Unsub Note)	3.750	06/30/09	Aaa	1,499,320
1,000,000		Province of Manitoba Canada Note	4.250	11/20/06	Aa2	1,005,267
2,000,000		Province of Manitoba Canada Note	4.450	04/12/10	Aa2	2,037,629

		TOTAL FOREIGN GOVERNMENT BONDS				6,541,612

MORTGAGE BACKED SECURITIES - 3.75%
201,186		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	12/01/17		208,036
812,817		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	01/01/19		834,699
798,818		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	01/01/19		820,323
587,386		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	06/01/33		602,697
2,923,301	Federal Home Loan Mortgage Corp Gold (FGLMC)	4.375	04/15/15	2,924,950
970,708	Federal National Mortgage Association (FNMA)	6.249	02/01/08	1,004,256
1,476,298	Federal National Mortgage Association (FNMA)	6.294	12/01/08	1,528,884
445,118	Federal National Mortgage Association (FNMA)	5.000	01/01/19	450,454

	TOTAL MORTGAGE BACKED SECURITIES			8,374,299

U.S. TREASURY SECURITIES - 7.78%
3,000,000	United States Treasury Bond (Step Bond,
	0.00% - 14.00% until 11/15/06)		11/15/11	2,845,518
5,000,000	United States Treasury Note	7.000	07/15/06	5,173,700
500,000	United States Treasury Note	2.750	07/31/06	495,745
1,750,000	United States Treasury Note	3.750	03/31/07	1,752,660
2,000,000	United States Treasury Note	3.625	04/30/07	1,998,980
1,000,000	United States Treasury Note	3.375	02/15/08	992,820
210,000	United States Treasury Note	3.750	05/15/08	210,460
4,000,000	United States Treasury Note	3.125	09/15/08	3,933,000

	TOTAL U.S. TREASURY SECURITIES			17,402,883

TIAA-CREF MUTUAL FUNDS - Short-Term Bond Fund

PRINCIPAL			VALUE

		TOTAL GOVERNMENT BONDS	$130,872,970
		(Cost $131,344,017)

		TOTAL BONDS	215,810,381
		(Cost $216,506,848)

SHORT-TERM INVESTMENTS - 0.48%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.48%
$ 1,070,000		Federal Home Loan Bank (FHLB), 2.950%, 07/01/05	1,070,000

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	1,070,000

		TOTAL SHORT-TERM INVESTMENTS	1,070,000
		(Cost $1,070,000)

		TOTAL PORTFOLIO - 97.02%	216,880,381
		(Cost $217,576,848)

		OTHER ASSETS & LIABILITIES, NET - 2.98%	6,656,150

		NET ASSETS - 100.00%	$223,536,531

	g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold
		in transactions exempt from registration to qualified institutional buyers.
		At June 30, 2005, the value of these securities amounted to $4,210,024 or 1.88% of net assets.
	h	These securities were purchased on a delayed delivery basis.
	†	As provided by Moody's Investors Service (unaudited).

For ease of presentation, we have grouped a number of classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF MUTUAL FUNDS - Tax-Exempt Bond Fund

TIAA-CREF MUTUAL FUNDS
TAX-EXEMPT BOND FUND
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2005
				MATURITY
PRINCIPAL			RATE	DATE	VALUE

SHORT-TERM MUNICIPAL BONDS - 4.62%

MASSACHUSETTS - 0.25%
$ 500,000		Massachusetts Development Finance Agency	1.650	10/01/42	$500,000

		TOTAL MASSACHUSETTS			500,000

NEW YORK - 2.75%
1,770,000		New York City (General Obligation)	4.000	08/01/16	1,770,000
870,000		New York City (General Obligation)	5.000	08/01/17	870,000
140,000		New York City (General Obligation)	3.550	08/15/18	140,000
110,000		New York City (General Obligation)	4.450	08/15/19	110,000
970,000		New York City (General Obligation)	5.750	08/15/20	970,000
270,000		New York City (General Obligation)	3.550	08/01/21	270,000
200,000		New York City Municipal Water Finance Authority	1.000	06/15/33	200,000
220,000		New York City Municipal Water Finance Authority	0.900	06/15/35	220,000
1,030,000		New York City Transitional Finance Authority	1.000	08/01/31	1,030,000

		TOTAL NEW YORK			5,580,000

PENNSYLVANIA - 0.12%
250,000		Lehigh County General Purpose Authority	1.650	07/01/29	250,000

		TOTAL PENNSYLVANIA			250,000

TEXAS - 1.50%
2,400,000		Gulf Coast Waste Disposal Authority	0.900	06/01/20	2,400,000
200,000		Gulf Coast Waste Disposal Authority	1.000	10/01/24	200,000
440,000		North Central Texas Health Facility Development Corp	4.250	12/01/15	440,000

		TOTAL TEXAS			3,040,000

		TOTAL SHORT-TERM MUNICIPAL BONDS			9,370,000
		(Cost $9,370,000)

LONG-TERM MUNICIPAL BONDS - 99.52%

ALABAMA - 2.54%
1,140,000	d	Birmingham Industrial Water Board	6.000	07/01/07	1,206,929
2,500,000		Courtland Industrial Development Board	5.000	11/01/13	2,644,450
1,240,000		West Jefferson Amusement & Public Park Authority Revenue	7.500	12/01/06	1,316,508

		TOTAL ALABAMA			5,167,887

ARKANSAS - 0.75%
440,000		Arkansas Housing Development Agency	8.375	07/01/10	495,682
365,000		Jefferson County Health Care & Residential Facilities Board	7.250	12/01/10	425,090
490,000		North Little Rock	6.500	07/01/15	595,869

		TOTAL ARKANSAS			1,516,641

TIAA-CREF MUTUAL FUNDS - Tax-Exempt Bond Fund

				MATURITY
PRINCIPAL			RATE	DATE	VALUE

ARIZONA - 2.19%
$ 1,450,000		Arizona State Transportation Board	5.000	07/01/14	$1,616,445
2,545,000		Greater Arizona Development Authority	5.000	08/01/14	2,843,605

		TOTAL ARIZONA			4,460,050

CALIFORNIA -7.66%
1,035,000	d	California State (General Obligation)	5.000	02/01/12	1,128,554
630,000		California State (General Obligation)	5.000	02/01/12	686,946
3,550,000		California State (General Obligation)	5.250	12/01/12	3,951,931
1,275,000	d	California State (General Obligation)	5.000	02/01/13	1,397,629
1,005,000	d	California State (General Obligation)	5.000	02/01/13	1,101,661
25,000		California State (General Obligation)	5.250	09/01/16	27,205
4,435,000	d	California State Department of Water Resources	5.500	05/01/12	4,968,752
1,500,000	d	California State Public Works Board Lease	5.250	09/01/16	1,592,475
105,000		Delta Counties Homes Mortgage Finance Authority	6.700	11/14/06	105,573
560,000		Vernon Electrical Systems - Malburg Generating State Project	5.000	04/01/08	594,339

		TOTAL CALIFORNIA			15,555,065

COLORADO - 0.39%
700,000		Jefferson County School District	5.000	12/15/15	784,651

		TOTAL COLORADO			784,651

CONNECTICUT - 1.04%
1,700,000		Connecticut State Municipal Electric Energy Co	7.000	01/01/15	2,109,258

		TOTAL CONNECTICUT			2,109,258

DISTRICT OF COLUMBIA - 0.56%
1,000,000		DC Hospital Revenue - Medlantic	6.000	08/15/10	1,139,040

		TOTAL DISTRICT OF COLUMBIA			1,139,040

FLORIDA -2.28%
1,540,000		First Governmental Financing Commission	5.500	07/01/15	1,782,211
1,000,000		Miami-Dade County School Board	5.000	04/01/14	1,103,300
1,620,000		Miami-Dade County School Board	5.000	05/01/11	1,743,331

		TOTAL FLORIDA			4,628,842

ILLINOIS - 2.77%
565,000		Chicago Metropolitan Water Reclamation	7.000	01/01/11	653,134
1,210,000		Cook County Community Consolidated School District	5.500	12/01/14	1,396,146
1,510,000	h	East Illinois University	5.000	04/01/15	1,662,691
1,700,000		Metropolitan Pier & Exposition	5.375	06/01/13	1,920,847

		TOTAL ILLINOIS			5,632,818

TIAA-CREF MUTUAL FUNDS - Tax-Exempt Bond Fund

				MATURITY
PRINCIPAL			RATE	DATE	VALUE

INDIANA - 8.29%
$ 2,865,000		Anderson School Building Corp	5.250	07/15/14	$3,240,630
1,340,000		Benton School Improvement Building Corp	5.000	07/15/15	1,493,108
1,200,000		Center Grove School Building Corp	5.000	07/15/14	1,334,328
1,000,000		Griffith Multi-School Building Corp	5.000	07/15/15	1,114,260
1,000,000		Indiana State Office Building Community	5.000	07/01/14	1,103,440
2,500,000		MSD Warren Township Vision 2005 School Building Corp	5.000	01/10/15	2,773,375
2,000,000		New Albany Floyd County School Building Corp	5.000	07/15/15	2,210,800
2,100,000	h	South Madison Elementary School Building Corp	5.000	07/15/15	2,315,019
1,135,000		Westfield Multi-School Building Corp	5.000	07/15/14	1,263,913

		TOTAL INDIANA			16,848,873

KENTUCKY - 1.12%
2,115,000		Kentucky State Turnpike Authority	6.000	07/01/11	2,285,702

		TOTAL KENTUCKY			2,285,702

LOUISIANA - 1.09%
2,090,000		De Soto Parish Pollution Control	5.000	10/01/12	2,216,027

		TOTAL LOUISIANA			2,216,027

MICHIGAN - 3.62%
1,710,000	h	Bedford Public School District	5.000	05/01/14	1,900,973
1,705,000		Caledonia Community Schools	5.000	05/01/15	1,906,872
2,000,000		L'Anse Creuse Public Schools	5.000	05/01/15	2,236,800
1,170,000		Traverse City Area Public Schools	5.000	05/01/15	1,308,528

		TOTAL MICHIGAN			7,353,173

MISSOURI - 2.40%
1,210,000		Chesterfield Certificates Partners	5.250	02/15/17	1,385,644
1,350,000		Jackson County Reorganized School District No 4	5.000	03/01/18	1,437,980
1,800,000		Missouri State Environmental Improvement & Energy Resources Authority	5.500	07/01/12	2,051,298

		TOTAL MISSOURI			4,874,922

MISSISSIPPI - 1.36%
480,000		Harrison County Wasterwater Management District	5.000	02/01/15	532,224
2,000,000		Jackson Public School District	5.000	10/01/14	2,223,240

		TOTAL MISSISSIPPI			2,755,464

NEVADA - 0.40%
800,000		Clark County Pollution Control Authority	5.300	10/01/11	803,800

		TOTAL NEVADA			803,800

TIAA-CREF MUTUAL FUNDS - Tax-Exempt Bond Fund

				MATURITY
PRINCIPAL			RATE	DATE	VALUE

NEW JERSEY - 4.89%
$ 3,000,000		New Jersey Economic Development Authority	5.250	09/01/14	$3,392,940
125,000		New Jersey State Transportation Trust Fund Authority	5.000	12/15/11	137,239
1,900,000		New Jersey State Transportation Trust Fund Authority	5.250	12/15/12	2,120,096
1,195,000		New Jersey State Transportation Trust Fund Authority	5.250	06/15/14	1,348,475
2,665,000		New Jersey State Turnpike Authority Revenue	5.700	05/01/13	2,923,452

		TOTAL NEW JERSEY			9,922,202

NEW MEXICO - 0.36%
500,000		Dona Ana County Revenue	5.500	12/01/17	562,870
150,000		New Mexico Mortgage Finance Authority	6.000	07/01/10	170,621

		TOTAL NEW MEXICO			733,491

NEW YORK - 18.87%
1,115,000		Dutchess County Resource Recovery Agency	5.000	01/01/10	1,162,008
2,525,000	d	Metropolitan Transportation Authority	5.500	11/15/13	2,894,029
2,000,000		Metropolitan Transportation Authority	5.500	07/01/16	2,308,880
2,300,000		Metropolitan Transportation Authority	5.500	11/15/16	2,704,363
1,500,000		Metropolitan Transportation Authority	5.750	01/01/18	1,770,600
1,835,000		Nassau County Interim Finance Authority/NY	5.000	11/15/13	2,044,153
2,000,000		New York State (General Obligation)	5.000	08/01/11	2,167,260
1,645,000		New York State (General Obligation)	5.000	03/01/12	1,782,127
500,000		New York State (General Obligation)	3.650	08/15/21	500,000
1,545,000		New York State Dormitory Authority Revenue	5.500	02/01/11	1,719,925
2,990,000		New York State Dormitory Authority Revenue	5.750	07/01/12	3,336,541
2,000,000		New York State Dormitory Authority Revenue	5.250	02/15/14	2,277,260
1,000,000		New York State Dormitory Authority Revenue	5.250	05/15/12	1,099,440
1,905,000		New York State Environmental Facilities	5.000	03/15/14	2,114,436
3,000,000		New York State Environmental Facilities	5.250	06/15/18	3,342,510
2,015,000		New York State Thruway Authority Service Contract Revenue	5.500	04/01/12	2,267,721
4,000,000		Tobacco Settlement Funding Corp Revenue	5.000	06/01/12	4,352,200
500,000		Westchester County Industrial Development	5.500	07/01/06	503,590

		TOTAL NEW YORK			38,347,043

OHIO - 1.72%
200,000		Ohio State (General Obligation)	6.050	10/01/09	222,150
960,000		Ohio State (General Obligation)	6.050	10/01/09	1,066,320
835,000		Ohio State Industrial Development Revenue	5.500	11/01/07	835,559
1,180,000		Ohio State Water Development Authority Revenue	6.000	12/01/16	1,370,570

		TOTAL OHIO			3,494,599

OKLAHOMA - 0.53%
975,000	d	Tulsa County Home Finance Authority	6.900	08/01/10	1,070,969

		TOTAL OKLAHOMA			1,070,969

OREGON - 1.20%
2,200,000		Oregon State Department Administrative Services	5.000	04/01/13	2,442,308

		TOTAL OREGON			2,442,308

TIAA-CREF MUTUAL FUNDS - Tax-Exempt Bond Fund

				MATURITY
PRINCIPAL			RATE	DATE	VALUE

PENNSYLVANIA - 7.50%
$ 2,555,000		Allegheny County Industrial Development Authority	4.350	12/01/13	$2,698,514
1,800,000		Carbon County Hospital Authority	5.400	11/15/14	2,058,480
2,560,000	d	Carbon County Industrial Development Authority	6.650	05/01/10	2,754,944
975,000		Pennsylvania Economic Development Financing	6.000	11/01/08	1,022,931
1,030,000		Pennsylvania Economic Development Financing	6.000	11/01/09	1,089,544
1,250,000		Pennsylvania Economic Development Financing	6.500	11/01/16	1,371,500
285,000		Pennsylvania Economic Development Financing	5.250	12/01/16	302,952
100,000		Pennsylvania Economic Development Financing	6.250	11/01/31	106,517
1,000,000		Philadelphia Water Revenue	5.000	07/01/15	1,115,670
1,000,000		Pittsburgh (General Obligation)	5.375	09/01/09	1,086,750
1,050,000		Pittsburgh (General Obligation)	5.000	09/01/14	1,161,993
380,000	h	Pittsburgh Water and Sewer	6.000	09/01/16	454,100

		TOTAL PENNSYLVANIA			15,223,895

PUERTO RICO - 1.50%
1,590,000		Puerto Rico Commonwealth (General Obligation)	5.000	07/01/13	1,746,774
1,170,000		Puerto Rico Public Finance Corp	5.750	02/01/12	1,300,069

		TOTAL PUERTO RICO			3,046,843

RHODE ISLAND - 0.89%
1,600,000		Rhode Island State & Providence Plantations	5.250	10/01/14	1,816,560

		TOTAL RHODE ISLAND			1,816,560

SOUTH CAROLINA - 0.42%
800,000		Greenville County Certificates Partners	5.000	04/01/17	854,768

		TOTAL SOUTH CAROLINA			854,768

TENNESSEE - 1.47%
1,625,000		Memphis-Shelby County Airport Authority	5.000	09/01/09	1,719,673
1,130,000		Memphis-Shelby County Airport Authority	5.250	09/01/15	1,276,041

		TOTAL TENNESSEE			2,995,714

TEXAS - 14.04%
5,555,000		Brazos River Authority	4.900	10/01/15	6,138,386
2,300,000		Dickinson Independent School District	5.000	02/15/15	2,553,598
2,000,000		Edgewood Independent School District Public Facilities Corp	5.250	02/15/14	2,250,220
3,900,000		Fort Worth Texas Water & Sewer Revenue	5.250	02/15/14	4,397,172
1,485,000		Harris County Flood Control District	5.000	10/01/14	1,649,508
645,000		Houston Airport System Revenue	5.800	07/01/10	684,190
1,000,000		Houston Hotel Occupancy	5.500	09/01/11	1,125,700
1,500,000		Keller Independent School District	5.000	08/15/15	1,668,495
1,520,000		San Antonio Electric & Gas	5.250	02/01/15	1,639,457
2,095,000		San Antonio Electric & Gas	5.250	02/01/16	2,258,913
1,930,000	h	State of Texas	5.000	08/01/14	2,139,019
1,810,000	h	State of Texas	5.000	08/01/15	2,011,091

		TOTAL TEXAS			28,515,749

TIAA-CREF MUTUAL FUNDS - Tax-Exempt Bond Fund

				MATURITY
PRINCIPAL			RATE	DATE	VALUE

VIRGIN ISLANDS - 0.60%
$ 1,175,000		Virgin Islands Water & Power Authority	5.000	07/01/09	$1,224,491

		TOTAL VIRGIN ISLANDS			1,224,491

WASHINGTON - 6.45%
550,000		Cowlitz County Public Utility	5.000	09/01/11	603,906
550,000		King & Snohomish County School District No 417 (General Obligation)	5.000	12/01/12	607,530
450,000		King County School District No 412 (General Obligation)	5.500	12/01/11	503,397
2,000,000		King County School District No 414 (General Obligation)	5.750	12/01/12	2,306,660
1,000,000	h	Port Seattle Revenue	5.000	03/01/15	1,112,400
3,345,000		Port Seattle Revenue	5.500	09/01/17	3,911,978
2,900,000	d	Snohomish County Public Utility District No 1 General System Revenue	5.250	12/01/12	3,250,436
750,000		Washington State Public Power Supply	5.000	07/01/13	802,020

		TOTAL WASHINGTON			13,098,327

WISCONSIN - 0.62%
1,000,000		Kimberly Area School District	5.000	03/01/15	1,112,400
120,000		State of Wisconsin Clean Water Revenue	6.875	06/01/11	139,271

		TOTAL WISCONSIN			1,251,671

		TOTAL LONG-TERM MUNICIPAL BONDS			202,170,843
		(Cost $197,575,577)

		TOTAL PORTFOLIO - 104.14%			211,540,843
		(Cost $206,945,577)

		OTHER ASSETS & LIABILITIES, NET - (4.14%)			(8,402,470)

		NET ASSETS - 100.00%			$203,138,373

	d	All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.
h	These securities were purchased on a delayed delivery basis.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

TIAA-CREF MUTUAL FUNDS
BOND PLUS FUND
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2005

				MATURITY
PRINCIPAL			RATE	DATE	RATING†	VALUE

BONDS - 96.22%

CORPORATE BONDS - 29.93%

AGRICULTURAL SERVICES - 0.11%
$ 500,000		Yara International ASA	5.250	12/15/14	Baa2	$500,942

		TOTAL AGRICULTURAL SERVICES				500,942

ASSET BACKED - 4.63%
821,164		AQ Finance NIM Trust Series 2004-RN2	3.514	04/25/09	Aaa	821,550
488,604		AQ Finance NIM Trust Series 2004-RN3	3.494	05/25/09	Aaae	488,757
505,000		Centex Home Equity Series 2004-C	5.980	06/25/34	Aaa	520,483
2,000,000	d	Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1A2)	3.777	01/25/22	Aaa	1,990,322
1,000,000		Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1B)	5.700	02/25/34	Baa2	992,247
1,000,000		Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1M1)	5.700	02/25/34	Aa2	1,024,190
1,000,000		CIT Equipment Collateral Series 2005-VT1 (Class A4)	4.360	11/20/12	Aaa	1,007,503
1,350,000		CIT Group Home Equity Loan Trust Series 2002-2	6.830	06/25/33	Baa2	1,372,915
1,033,877		Countrywide Home Equity Loan Trust Series 2004-B (Class A1)	3.440	02/15/29	Aaa	1,030,715
500,000		Detroit Edison Securitization Funding LLC Series 2001-1 (Class A3)	5.875	03/01/10	Aaa	513,113
2,000,000		Golden Securities Corp Series 2003-A (Class A1)	3.411	12/02/13	Aaa	2,000,400
58,798		Option One Mortgage Securities Corp NIM Trust Series 2004-1A	3.504	04/26/09	Aaa	58,826
1,000,000		Peco Energy Transition Trust Series 1999-A (Class A7)	6.130	03/01/09	Aaa	1,050,798
673,068		Public Service New Hampshire Funding LLC Series 2001-1 (Class A2)	5.730	11/01/10	Aaa	689,510
5,000,000		Residential Asset Mortgage Products, Inc Series 2004-RS11 (Class M1)	3.934	11/25/34	Aa1	4,999,920
708,622		Residential Asset Securities Corp Series 1999-KS2 (Class AI9)	7.150	07/25/30	Aaa	711,126
834,960		Residential Asset Securities Corp Series 2001-KS2 (Class AI6)	6.489	10/25/30	Aaa	859,333
932,753		Wachovia Loan Trust Series 2005-SD1 (Class A)	3.674	05/25/35	NR	932,735
1,150,555		Wells Fargo Home Equity Trust Series 2004-2N (Class N1)	4.450	10/26/34	NR	1,148,678

		TOTAL ASSET BACKED				22,213,121

BUSINESS SERVICES - 0.11%
250,000		Cendant Corp (Sr Note)	7.375	01/15/13	Baa1	284,493
250,000		Equifax, Inc Note	6.300	07/01/05	Baa1	250,000

		TOTAL BUSINESS SERVICES				534,493

CHEMICALS AND ALLIED PRODUCTS - 0.27%
500,000		Lubrizol Corp (Sr Note)	4.625	10/01/09	Baa3	500,401
750,000		Procter & Gamble Co Note	4.950	08/15/14	Aa3	778,202

		TOTAL CHEMICALS AND ALLIED PRODUCTS				1,278,603

COMMUNICATIONS - 2.80%
250,000		America Movil SA de CV	6.375	03/01/35	A3	244,404
500,000		British Telecommunications PLC Bond	8.875	12/15/30	Baa1	707,007
750,000		Comcast Cable Communications Holdings, Inc (Guarantee Note)	8.375	03/15/13	Baa2	914,786
500,000		Comcast Corp (Guarantee Note)	7.050	03/15/33	Baa2	589,791

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL			RATE	DATE	RATING†	VALUE

$ 250,000		Comcast Corp Bond	5.650	06/15/35	Baa2	$249,055
250,000		COX Communications, Inc Note	4.625	06/01/13	Baa3	241,963
500,000		COX Communications, Inc Note	5.450	12/15/14	Baa3e	509,849
500,000		Deutsche Telekom International Finance BV (Guarantee Note)	3.875	07/22/08	A3	495,827
250,000		Deutsche Telekom International Finance BV (Guarantee Note)	8.750	06/15/30	A3	340,042
250,000		France Telecom SA Note	7.750	03/01/11	A3	287,446
250,000		Gray Television, Inc (Guarantee Note)	9.250	12/15/11	B1	271,250
250,000		New Cingular Wireless Services, Inc (Sr Note)	7.875	03/01/11	Baa2	290,606
250,000		New Cingular Wireless Services, Inc (Sr Note)	8.750	03/01/31	Baa2	350,561
500,000		Rogers Cable, Inc (Secured Note)	6.750	03/15/15	Ba3	510,000
500,000		Rogers Wireless Communications, Inc (Secured Note)	7.500	03/15/15	Ba3	543,750
250,000		SBC Communications, Inc Bond	6.450	06/15/34	A2	281,596
500,000		SBC Communications, Inc Note	6.250	03/15/11	A2	543,935
500,000		SBC Communications, Inc Note	5.100	09/15/14	A2	510,891
500,000		Sprint Capital Corp (Guarantee Note)	7.625	01/30/11	Baa3	571,732
500,000		Sprint Capital Corp (Guarantee Note)	6.875	11/15/28	Baa3	573,469
1,250,000		Sprint Capital Corp Note	8.375	03/15/12	Baa3	1,505,605
2,000,000		Verizon New Jersey Inc Deb	5.875	01/17/12	A1	2,125,999
250,000		Verizon Virginia Inc Deb	4.625	03/15/13	A1	246,506
500,000		Verizon Wireless Capital LLC Note	5.375	12/15/06	A3	509,167

		TOTAL COMMUNICATIONS				13,415,237

DEPOSITORY INSTITUTIONS - 3.26%
250,000		Bank of America Corp (Sr Note)	3.375	02/17/09	Aa2	243,592
500,000		Bank of America Corp (Sr Note)	4.875	01/15/13	Aa2	512,398
600,000		Bank of America Corp (Sub Note)	7.400	01/15/11	Aa3	687,542
750,000		Bank of America Corp (Sub Note)	4.750	08/15/13	Aa3	761,406
250,000		Bank One Corp (Sub Note)	5.900	11/15/11	A1	268,567
1,000,000		Bank One NA/Chicago IL Note	5.500	03/26/07	Aa2	1,024,629
250,000		BB&T Corp (Sub Note)	6.500	08/01/11	A1	277,217
500,000		Citigroup, Inc (Sr Note)	4.125	02/22/10	Aa1	497,947
2,125,000		Citigroup, Inc (Sub Note)	5.000	09/15/14	Aa2	2,174,690
250,000		Golden West Financial Corp (Sr Note)	4.750	10/01/12	A1	253,915
250,000		Greenpoint Financial Corp (Sr Note)	3.200	06/06/08	A2	242,246
250,000		JPMorgan Chase & Co	4.500	01/15/12	Aa3	248,911
500,000		JPMorgan Chase & Co (Sub Note)	7.875	06/15/10	A1	574,142
250,000		JPMorgan Chase & Co (Sub Note)	5.125	09/15/14	A1	255,906
250,000		M&I Marshall & Ilsley Bank (Sr Note)	4.125	09/04/07	Aa3	250,180
300,000		M&I Marshall & Ilsley Bank Note	4.400	03/15/10	Aa3e	300,964
1,000,000		Mellon Funding Corp (Guarantee Note)	6.400	05/14/11	A2	1,100,471
1,000,000		PNC Funding Corp (Guarantee Note)	5.750	08/01/06	A2	1,019,043
250,000		Popular North America, Inc (Guarantee Note)	4.700	06/30/09	A3	252,518
500,000		Regions Financial Corp/Old (Sub Note)	6.375	05/15/12	A2	551,336
500,000	g	Residential Capital Corp Note	6.375	06/30/10	Baa2	504,712
500,000		Suntrust Bank (Sub Note)	7.250	09/15/06	Aa3	519,417
500,000		US Bancorp (Sr Note)	5.100	07/15/07	Aa2	510,034
500,000		Wachovia Bank NA/Old (Sub Note)	4.800	11/01/14	Aa3	505,844
250,000		Wachovia Bank NA/Old (Sub Note)	4.875	02/01/15	Aa3	254,427
750,000		Wachovia Corp (Sub Note)	5.250	08/01/14	A1	782,242
500,000		Wells Fargo Bank NA (Sub Note)	6.450	02/01/11	Aa1	551,702
500,000		Wells Fargo/Old Note	4.125	03/10/08	Aa1	500,066

		TOTAL DEPOSITORY INSTITUTIONS				15,626,064

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL			RATE	DATE	RATING†	VALUE

ELECTRIC, GAS, AND SANITARY SERVICES - 2.40%
$ 208,000	d	American Electric Power Co, Inc Note	6.125	05/15/06	Baa3	$211,654
250,000		Carolina Power & Light Co (First Mortgage Bond)	5.700	04/01/35	A3	267,249
500,000		CenterPoint Energy Resources Corp (Sr Note)	7.875	04/01/13	Ba1	595,140
500,000		Consolidated Edison Co of New York (Sr Note)	4.700	06/15/09	A1	508,790
250,000		Consolidated Edison Co of New York Deb	4.875	02/01/13	A1	256,872
750,000		Consolidated Natural Gas Co (Sr Note)	6.250	11/01/11	A3	818,241
250,000		Consolidated Natural Gas Co (Sr Note)	5.000	12/01/14	A3	253,866
500,000		Consumers Energy Co (First Mortgage Bond)	4.400	08/15/09	Baa3	498,642
500,000		FirstEnergy Corp Note	6.450	11/15/11	Baa3	546,418
500,000		Florida Power & Light Co (First Mortgage Bond)	4.850	02/01/13	Aa3	514,570
500,000		Florida Power Corp (First Mortgage Bond)	4.500	06/01/10	A2	502,764
1,000,000		Georgia Power Co (Sr Note)	5.500	12/01/05	A2	1,006,904
500,000		KeySpan Corp Note	4.900	05/16/08	A3	508,731
1,000,000		Kinder Morgan Energy Partners LP Note	5.125	11/15/14	Baa1	1,009,692
250,000		Kinder Morgan Energy Partners LP Note	5.800	03/15/35	Baa1	251,176
250,000		National Fuel Gas Co Note	5.250	03/01/13	Baa1	257,234
250,000		Nisource Finance Corp (Guarantee Note)	7.875	11/15/10	Baa3	288,683
250,000		Pacific Gas & Electric Co	6.050	03/01/34	Baa1	276,037
250,000		Pemex Project Funding Master Trust Note	5.750	12/15/15	Baa1	249,529
250,000		Public Service Co of Colorado	5.500	04/01/14	A3	267,089
250,000		Southern California Edison Co (First Mortgage Bond)	5.350	07/15/35	A3	257,357
500,000		Texas Eastern Transmission LP (Sr Note)	5.250	07/15/07	Baa2	508,116
250,000		Virginia Electric and Power Co (Sr Note)	4.750	03/01/13	A3	252,490
500,000		Washington Gas Light Note	7.310	10/30/07	A2	531,930
250,000		Waste Management, Inc (Guarantee Note)	7.750	05/15/32	Baa3	318,139
500,000		Westar Energy, Inc (First Mortgage Bond)	6.000	07/01/14	Baa3	545,592

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				11,502,905

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.21%
500,000		Cooper Industries, Inc (Guarantee Note)	5.250	07/01/07	A3	508,402
500,000		Emerson Electric Co Note	5.000	12/15/14	A2	515,438

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				1,023,840

FABRICATED METAL PRODUCTS - 0.05%
250,000		Fortune Brands Inc Note	4.875	12/01/13	A2	249,163

		TOTAL FABRICATED METAL PRODUCTS				249,163

FOOD AND KINDRED PRODUCTS - 0.50%
250,000		Anheuser-Busch Cos, Inc (Sr Note)	6.000	04/15/11	A1	270,285
250,000		Bottling Group LLC (Guarantee Note)	4.625	11/15/12	Aa3	253,758
250,000		Bunge Ltd Finance Corp Note	5.875	05/15/13	Baa2	266,697
500,000		Coors Brewing Co (Guarantee Note)	6.375	05/15/12	Baa2	541,242
500,000		Kraft Foods, Inc Bond	6.500	11/01/31	A3	583,342
250,000		PepsiAmericas, Inc Note	4.875	01/15/15	Baa1	254,415
250,000		Sara Lee Corp Note	3.875	06/15/13	A3	232,601

		TOTAL FOOD AND KINDRED PRODUCTS				2,402,340

FOOD STORES - 0.12%
500,000	d	Kroger Co (Guarantee Note)	6.800	04/01/11	Baa2	548,743

		TOTAL FOOD STORES				548,743

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL			RATE	DATE	RATING†	VALUE

FORESTRY - 0.11%
$ 500,000		Weyerhaeuser Co Note	6.000	08/01/06	Baa2	$508,545

		TOTAL FORESTRY				508,545

FURNITURE AND FIXTURES - 0.42%
500,000		Masco Corp Bond	4.800	06/15/15	Baa1	495,557
500,000		Masco Corp Note	4.625	08/15/07	Baa1	503,565
1,000,000		Newell Rubbermaid, Inc Note	6.000	03/15/07	Baa2	1,035,707

		TOTAL FURNITURE AND FIXTURES				2,034,829

GENERAL BUILDING CONTRACTORS - 0.59%
250,000	h	Centex Corp Note	4.750	01/15/08	Baa2	250,779
250,000		Centex Corp Note	5.250	06/15/15	Baa2	249,728
500,000		DR Horton, Inc (Guarantee Note)	5.000	01/15/09	Ba1	500,281
500,000		DR Horton, Inc (Sr Note)	5.250	02/15/15	Ba1	484,072
500,000		DR Horton, Inc (Sr Sub Note)	9.750	09/15/10	Ba2	585,372
750,000	g,h	Lennar Corp	5.600	05/31/15	Baa3	770,356

		TOTAL GENERAL BUILDING CONTRACTORS				2,840,588

GENERAL MERCHANDISE STORES - 0.28%
500,000		Target Corp Note	4.000	06/15/13	A2	485,595
500,000		Wal-Mart Stores, Inc	4.000	01/15/10	Aa2	496,668
250,000		Wal-Mart Stores, Inc	7.550	02/15/30	Aa2	339,860

		TOTAL GENERAL MERCHANDISE STORES				1,322,123

HEALTH SERVICES - 0.05%
250,000		Laboratory Corp of America Holdings (Sr Note)	5.500	02/01/13	Baa3	253,802

		TOTAL HEALTH SERVICES				253,802

HOLDING AND OTHER INVESTMENT OFFICES - 0.42%
250,000		Boston Properties LP (Sr Note)	6.250	01/15/13	Baa2	271,161
250,000		Colonial Properties Trust Note	6.250	06/15/14	Baa3	265,044
500,000		iStar Financial, Inc (Sr Note)	5.150	03/01/12	Baa3	495,722
250,000		iStar Financial, Inc (Sr Note)	5.700	03/01/14	Baa3	253,210
250,000		Mantis Reef Ltd Note	4.799	11/03/09	A3	250,439
500,000		Simon Property Group LP Note	4.600	06/15/10	Baa2	499,052

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				2,034,628

HOTELS AND OTHER LODGING PLACES - 0.05%
250,000		MGM Mirage (Guarantee Note)	6.000	10/01/09	Ba2	251,250

		TOTAL HOTELS AND OTHER LODGING PLACES				251,250

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.12%
250,000		Hewlett-Packard Co Note	6.500	07/01/12	A3	278,258
250,000		International Business Machines Corp Deb	6.220	08/01/27	A1	285,173

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				563,431

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL			RATE	DATE	RATING†	VALUE

INSTRUMENTS AND RELATED PRODUCTS - 0.05%
$ 250,000	g	Thermo Electron Corp Note	5.000	06/01/15	Baa1	$250,113

		TOTAL INSTRUMENTS AND RELATED PRODUCTS				250,113

INSURANCE CARRIERS - 0.72%
500,000		International Lease Finance Corp Note	3.500	04/01/09	A1	483,027
250,000		Allstate Corp Note	5.000	08/15/14	A1	256,554
500,000		Metlife, Inc	5.000	06/15/15	A2	509,291
250,000		Metlife, Inc (Sr Note)	5.700	06/15/35	A2	258,951
1,500,000		UnitedHealth Group, Inc (Sr Note)	3.300	01/30/08	A2	1,470,224
500,000		WellPoint, Inc Note	3.500	09/01/07	Baa1	492,963

		TOTAL INSURANCE CARRIERS				3,471,010

METAL MINING - 0.21%
250,000		Barrick Gold Corp Bond	5.800	11/15/34	Baa1	259,021
250,000		Barrick Gold Finance Co Note	4.875	11/15/14	Baa1	249,271
250,000		Corp Nacional del Cobre de Chile - CODELCO (Sr Note)	4.750	10/15/14	A2	247,141
250,000		Placer Dome, Inc Deb	6.375	03/01/33	Baa2	270,788

		TOTAL METAL MINING				1,026,221

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.16%
500,000		Tyco International Group SA (Guarantee Note)	5.800	08/01/06	Baa3	509,091
250,000		Tyco International Group SA (Guarantee Note)	6.000	11/15/13	Baa3	272,023

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				781,114

MISCELLANEOUS RETAIL - 0.11%
500,000		CVS Corp Note	4.875	09/15/14	A3	509,686

		TOTAL MISCELLANEOUS RETAIL				509,686

MOTION PICTURES - 0.78%
250,000		Historic TW, Inc (Guarantee Note)	6.625	05/15/29	Baa1	279,030
1,000,000		News America Holdings Deb	8.250	08/10/18	Baa3	1,258,321
250,000		News America, Inc (Guarantee Note)	7.625	11/30/28	Baa3	301,938
1,250,000		Time Warner, Inc (Guarantee Note)	6.875	05/01/12	Baa1	1,410,853
500,000		Walt Disney Co Note	5.500	12/29/06	Baa1	509,948

		TOTAL MOTION PICTURES				3,760,090

NONDEPOSITORY INSTITUTIONS - 3.04%
500,000		American Honda Finance Corp Note	4.500	05/26/09	A1	505,056
500,000		Capital One Bank (Sr Note)	5.125	02/15/14	Baa2	506,282
500,000		CIT Group Funding Co of Canada Note	4.650	07/01/10	A2e	502,638
500,000		CIT Group, Inc (Sr Note)	4.125	02/21/06	A2	500,923
250,000		CIT Group, Inc (Sr Note)	5.125	09/30/14	A2	254,059
250,000		Countrywide Home Loans, Inc (Guarantee Note)	4.000	03/22/11	A3	241,465
500,000		Ford Motor Credit Co Bond	7.375	02/01/11	Baa2	492,500
500,000		Ford Motor Credit Co Note	5.700	01/15/10	Baa2	462,500
500,000		General Electric Capital Corp Note	3.500	05/01/08	Aaa	491,930

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL			RATE	DATE	RATING†	VALUE

$ 500,000		General Electric Capital Corp Note	3.250	06/15/09	Aaa	$482,983
1,000,000		General Electric Capital Corp Note	4.375	11/21/11	Aaa	998,174
1,750,000		General Electric Capital Corp Note	5.875	02/15/12	Aaa	1,892,261
500,000		General Electric Co Note	5.000	02/01/13	Aaa	516,430
500,000		General Motors Acceptance Corp Note	5.625	05/15/09	Baa2	468,247
1,000,000		General Motors Acceptance Corp Note	6.750	12/01/14	Baa2	894,674
250,000	g	HSBC Capital Funding LP/Jersey Channel Islands (Guarantee Note)	4.610		A1	243,970
500,000		HSBC Finance Corp	4.125	11/16/09	A1	494,516
500,000		HSBC Finance Corp	4.750	04/15/10	A1	506,759
500,000		HSBC Finance Corp	5.250	04/15/15	A1	514,486
500,000		HSBC Finance Corp Note	4.750	05/15/09	A1	506,992
750,000		HSBC Finance Corp Note	6.375	11/27/12	A1	827,101
250,000		HSBC Finance Corp Note	5.000	06/30/15	A2	252,084
250,000		MBNA America Bank NA Note	5.375	01/15/08	Baa1	257,499
500,000		National Rural Utilities Cooperative Finance Corp Note	5.750	08/28/09	A2	528,269
500,000	g	Pricoa Global Funding I Note	4.625	06/25/12	Aa3e	503,416
250,000	g	Rabobank Capital Funding Trust (Sub Note)	5.254		Aa2	256,435
250,000		SLM Corp Note	4.000	01/15/09	A2	248,187
250,000		Toyota Motor Credit Corp Note	2.875	08/01/08	Aaa	241,225

		TOTAL NONDEPOSITORY INSTITUTIONS				14,591,061

OIL AND GAS EXTRACTION - 1.18%
500,000		Burlington Resources Finance Co (Guarantee Note)	6.400	08/15/11	Baa1	546,418
250,000		Canadian Natural Resources Ltd Bond	5.850	02/01/35	Baa1	260,216
500,000		Devon Energy Corp (Sr Note)	2.750	08/01/06	Baa2	492,579
250,000		Empresa Nacional de Petroleo ENAP Note	6.750	11/15/12	Baa1	277,548
250,000		EnCana Corp Bond	6.500	08/15/34	Baa2	287,437
250,000		Enterprise Products Operating LP (Sr Note)	4.000	10/15/07	Baa3	247,737
250,000		Enterprise Products Operating LP (Sr Note)	5.600	10/15/14	Baa3	258,324
250,000		Enterprise Products Operating LP Note	5.000	03/01/15	Baa3	246,343
250,000		Equitable Resources, Inc Bond	5.150	11/15/12	A2	260,961
250,000		Nexen, Inc Note	5.050	11/20/13	Baa2	251,797
750,000		Ocean Energy, Inc (Guarantee Note)	4.375	10/01/07	Baa3	750,867
500,000		Panhandle Eastern Pipe Line (Sr Note)	4.800	08/15/08	Baa3	502,819
250,000		PC Financial Partnership Note	5.000	11/15/14	Baa2	251,036
250,000		Petro-Canada Note	5.950	05/15/35	Baa2	260,150
500,000		Plains All American Pipeline LP/PAA Finance Corp Note	4.750	08/15/09	Baa3	501,457
250,000		XTO Energy, Inc	5.300	06/30/15	Baa3	254,918

		TOTAL OIL AND GAS EXTRACTION				5,650,607

OTHER MORTGAGE BACKED SECURITIES - 2.38%
1,000,000		Banc of America Commercial Mortgage Inc	4.999	11/10/42	NR	1,036,635
3,000,000	d	Banc of America Commercial Mortgage Inc	5.118	07/11/43	NR	3,115,002
3,000,000		Bear Stearns Commercial Mortgage Securities	4.978	07/11/42	Aaa	3,088,653
1,000,000		Ge Capital Commercial Mortgage Corp	5.145	07/10/37	Aaa	1,042,615
1,000,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.255	07/12/37	Aaa	1,049,058
1,000,000		Merrill Lynch Mortgage Trust	5.236	11/12/35	NR	1,046,774
1,000,000		Merrill Lynch Mortgage Trust	4.922	10/12/41	NR	1,019,174

		TOTAL OTHER MORTGAGE BACKED SECURITIES				11,397,911

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL			RATE	DATE	RATING†	VALUE

PAPER AND ALLIED PRODUCTS - 0.87%
$ 500,000		Bemis Co Note	4.875	04/01/12	Baa1	$500,852
250,000		International Paper Co Note	3.800	04/01/08	Baa2	244,448
1,000,000	d	International Paper Co Note	5.850	10/30/12	Baa2	1,043,237
2,000,000		Kimberly-Clark Corp Note	7.100	08/01/07	Aa2	2,115,124
250,000		Sappi Papier Holding AG (Guarantee Note)	6.750	06/15/12	Baa3	267,166

		TOTAL PAPER AND ALLIED PRODUCTS				4,170,827

PETROLEUM AND COAL PRODUCTS - 0.34%
1,000,000		Conoco Funding Co (Guarantee Note)	6.350	10/15/11	A3	1,105,610
500,000		Enterprise Products Operating LP (Sr Note)	4.950	06/01/10	Baa3	503,398

		TOTAL PETROLEUM AND COAL PRODUCTS				1,609,008

PIPELINES, EXCEPT NATURAL GAS - 0.05%
250,000		Enbridge Energy Partners LP (Sr Note)	4.000	01/15/09	Baa2	245,390

		TOTAL PIPELINES, EXCEPT NATURAL GAS				245,390

PRIMARY METAL INDUSTRIES - 0.22%
500,000		Alcan, Inc Note	5.000	06/01/15	Baa1	503,343
250,000		Alcan, Inc Note	6.125	12/15/33	Baa1	271,725
250,000		Alcoa, Inc Note	6.500	06/01/11	A2	275,904

		TOTAL PRIMARY METAL INDUSTRIES				1,050,972

PRINTING AND PUBLISHING - 0.11%
250,000		New York Times Co Note	5.000	03/15/15	A2	256,885
250,000		Viacom, Inc (Guarantee Note)	6.625	05/15/11	A3	268,549

		TOTAL PRINTING AND PUBLISHING				525,434

RAILROAD TRANSPORTATION - 0.51%
250,000		Burlington Northern Santa Fe Corp Note	5.900	07/01/12	Baa2	270,297
500,000		Canadian National Railway Co Note	4.400	03/15/13	Baa1	496,313
174,000		Norfolk Southern Corp Note	7.350	05/15/07	Baa1	183,393
911,000		Norfolk Southern Corp Note	5.257	09/17/14	Baa1	948,971
500,000		Union Pacific Corp Note	6.500	04/15/12	Baa2	553,481

		TOTAL RAILROAD TRANSPORTATION				2,452,455

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.05%
250,000		Sealed Air Corp (Sr Note)	5.375	04/15/08	Baa3	256,017

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS				256,017

SECURITY AND COMMODITY BROKERS - 1.29%
250,000		Bear Stearns Cos, Inc Note	5.700	11/15/14	A1	268,105
500,000		Franklin Resources, Inc Note	3.700	04/15/08	A2	491,941
250,000		Goldman Sachs Group LP Note	4.500	06/15/10	Aa3e	250,749
250,000		Goldman Sachs Group, Inc (Guarantee Note)	6.345	02/15/34	A1	270,149
250,000		Goldman Sachs Group, Inc Note	5.125	01/15/15	Aa3	254,747

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

			MATURITY
PRINCIPAL		RATE	DATE	RATING†	VALUE

$ 250,000	Goldman Sachs Group, Inc Note	6.125	02/15/33	Aa3	$272,193
1,250,000	Lehman Brothers Holdings, Inc Note	4.000	01/22/08	A1	1,245,833
750,000	Lehman Brothers Holdings, Inc Note	6.625	01/18/12	A1	837,987
250,000	Merrill Lynch & Co, Inc	5.000	02/03/14	Aa3	256,601
500,000	Morgan Stanley Note	3.625	04/01/08	Aa3	492,356
250,000	Morgan Stanley Note	4.000	01/15/10	Aa3	245,997
1,250,000	Morgan Stanley Note	5.300	03/01/13	Aa3	1,295,007

	TOTAL SECURITY AND COMMODITY BROKERS				6,181,665

STONE, CLAY, AND GLASS PRODUCTS - 0.06%
250,000	CRH America, Inc (Guarantee Note)	6.400	10/15/33	Baa1	287,377

	TOTAL STONE, CLAY, AND GLASS PRODUCTS				287,377

TOBACCO PRODUCTS - 0.05%
250,000	RJ Reynolds Tobacco Holdings Inc/OLD (Guarantee Note)	6.500	06/01/07	Ba2	254,375

	TOTAL TOBACCO PRODUCTS				254,375

TRANSPORTATION EQUIPMENT - 1.09%
250,000	DaimlerChrysler NA Holding Corp (Guarantee Note)	6.500	11/15/13	A3	271,048
500,000	DaimlerChrysler NA Holding Corp (Guarantee Note)	8.500	01/18/31	A3	633,773
500,000	DaimlerChrysler NA Holding Corp Note	4.875	06/15/10	A3	498,516
500,000	Ford Motor Co Note	7.450	07/16/31	Baa3	418,750
250,000	General Dynamics Corp (Guarantee Note)	3.000	05/15/08	A2	242,495
500,000	Harsco Corp (Sr Note)	5.125	09/15/13	A3	514,276
500,000	Lockheed Martin Corp Bond	8.500	12/01/29	Baa2	720,718
250,000	Northrop Grumman Corp (Guarantee Note)	7.750	02/15/31	Baa2	335,464
250,000	United Technologies Corp (Sr Note)	4.375	05/01/10	A2	252,184
250,000	United Technologies Corp (Sr Note)	5.400	05/01/35	A2	262,757
1,000,000	United Technologies Corp Note	6.350	03/01/11	A2	1,099,122

	TOTAL TRANSPORTATION EQUIPMENT				5,249,103

WHOLESALE TRADE-DURABLE GOODS - 0.05%
250,000	Johnson & Johnson Deb	3.800	05/15/13	Aaa	241,823

	TOTAL WHOLESALE TRADE-DURABLE GOODS				241,823

WHOLESALE TRADE-NONDURABLE GOODS - 0.11%
500,000	GlaxoSmithKline Capital, Inc (Guarantee Note)	5.375	04/15/34	Aa2	531,107

	TOTAL WHOLESALE TRADE-NONDURABLE GOODS				531,107

	TOTAL CORPORATE BONDS
	Cost ($139,298,098)				143,598,013

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL			RATE	DATE	RATING†	VALUE

GOVERNMENT BONDS - 66.29%

AGENCY SECURITIES - 19.20%
$ 10,000,000	d	Federal Farm Credit Bank (FFCB)	2.250	09/01/06	Aaa	$9,819,368
5,000,000	d	Federal Farm Credit Bank (FFCB)	3.000	12/17/07	Aaa	4,899,888
7,500,000		Federal Home Loan Bank (FHLB)	4.570	10/17/08	Aaa	7,525,727
3,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.500	04/28/08	Aaa	2,962,000
2,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.000	05/13/08	Aaa	1,947,975
2,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.500	05/21/08	Aaa	1,968,112
9,000,000		Federal Home Loan Mortgage Corp (FHLMC)	7.000	03/15/10	Aaa	10,146,043
3,700,000		Federal Home Loan Mortgage Corp (FHLMC)	4.125	07/12/10	Aaa	3,712,431
2,990,000		Federal Home Loan Mortgage Corp (FHLMC)	5.875	03/21/11	Aa2	3,224,499
8,000,000	d	Federal National Mortgage Association (FNMA)	2.625	11/15/06	Aaa	7,876,536
8,000,000		Federal National Mortgage Association (FNMA)	5.000	01/15/07	Aaa	8,141,094
3,000,000		Federal National Mortgage Association (FNMA)	3.750	05/17/07	Aaa	2,992,086
1,500,000		Federal National Mortgage Association (FNMA)	3.410	08/30/07	Aaa	1,483,318
3,000,000		Federal National Mortgage Association (FNMA)	5.250	01/15/09	Aaa	3,128,549
9,800,000		Federal National Mortgage Association (FNMA)	7.125	06/15/10	Aaa	11,147,754
1,000,000		Federal National Mortgage Association (FNMA)	4.625	10/15/14	Aaa	1,027,046
1,000,000		Federal National Mortgage Association (FNMA)	6.210	08/06/38	Aaa	1,257,947
8,514,000		Housing Urban Development	4.790	08/01/11	NR	8,825,587

		TOTAL AGENCY SECURITIES				92,085,960

FOREIGN GOVERNMENT BONDS - 2.40%
1,000,000		Brazilian Government International Bond Bond	10.500	07/14/14	B1	1,182,500
1,000,000		Canada Government International Bond Bond	6.750	08/28/06	Aaa	1,034,905
250,000		Chile Government International Bond Bond	5.500	01/15/13	Baa1	266,101
250,000		European Investment Bank (Sr Note)	4.000	03/03/10	Aaa	250,599
500,000		Federal Republic of Germany Bond	3.875	06/01/10	NR	498,500
250,000		Hokkaido Tohoku Development Finance Public Corp	4.250	06/09/15	Aaa	247,875
500,000		Inter-American Development Bank Note	4.375	09/20/12	Aaa	508,731
500,000		International Finance Corp (Unsub Note)	3.750	06/30/09	Aaa	499,773
500,000		Italy Government International Bond Note	4.500	01/21/15	NR	507,375
250,000		Korea Development Bank Note	5.750	09/10/13	A3	267,538
250,000		Mexico Government International Bond Note	6.375	01/16/13	Baa1	268,000
879,000		Mexico Government International Bond Note	5.875	01/15/14	Baa1	915,918
500,000	d	Mexico Government International Bond Note	6.750	09/27/34	Baa1	526,250
500,000		Province of Manitoba Canada Note	4.450	04/12/10	Aa2	509,407
500,000		Province of Ontario Note	5.125	07/17/12	Aa2	530,686
500,000		Province of Ontario Note	4.500	02/03/15	Aa2	506,460
1,000,000		Province of Quebec Canada Deb	7.500	09/15/29	A1	1,390,094
500,000		Province of Quebec Canada Note	4.600	05/26/15	A1	505,397
500,000		Province of Saskatchewan Canada Deb	7.375	07/15/13	Aa3	606,077
250,000		TransCanada Pipelines Ltd Note	4.000	06/15/13	A2	240,202
250,000		Turkey Government International Bond Note	7.375	02/05/25	B1	247,650

		TOTAL FOREIGN GOVERNMENT BONDS				11,510,038

MORTGAGE BACKED SECURITIES - 34.48%
4,000,000	h	Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	07/14/05		4,055,000
4,000,000	h	Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	07/19/05		3,981,248
12,000,000	h	Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	08/11/05		11,973,744
115,403		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	09/01/10		120,852
974,433		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.375	04/15/15		974,983
231,656		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	12/01/16		241,068
668,769		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	05/01/18		676,814
1,328,373	d	Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	06/01/18		1,344,352

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL			RATE	DATE	VALUE

$ 3,228,902		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	11/01/18	$3,216,907
1,997,046		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	01/01/19	2,050,809
182,562		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	10/01/20	192,655
440,874	d	Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	01/01/29	458,098
69,215		Federal Home Loan Mortgage Corp Gold (FGLMC)	8.000	01/01/31	74,536
2,502,625	d	Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	08/01/32	2,594,668
1,363,431		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	11/01/33	1,398,970
5,673,210		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	12/01/33	5,759,256
956,413		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	12/01/34	970,401
2,383,720		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	03/01/35	2,418,515
3,045,293		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	05/01/35	3,124,526
2,000,000	h	Federal National Mortgage Association (FNMA)	6.000	07/14/05	2,050,000
3,000,000	h	Federal National Mortgage Association (FNMA)	6.500	07/14/05	3,104,064
3,000,000	h	Federal National Mortgage Association (FNMA)	5.000	07/19/05	3,032,814
19,000,000	h	Federal National Mortgage Association (FNMA)	5.000	08/11/05	18,958,428
10,000,000	h	Federal National Mortgage Association (FNMA)	5.500	08/16/05	10,250,000
1,476,298		Federal National Mortgage Association (FNMA)	6.294	12/01/08	1,528,884
176,886		Federal National Mortgage Association (FNMA)	6.000	12/01/08	181,882
3,922,837		Federal National Mortgage Association (FNMA)	4.759	02/01/14	4,013,855
2,976,193		Federal National Mortgage Association (FNMA)	4.640	11/01/14	3,013,637
493,205		Federal National Mortgage Association (FNMA)	4.560	01/01/15	498,099
463,582	d	Federal National Mortgage Association (FNMA)	6.500	10/01/16	482,774
199,584		Federal National Mortgage Association (FNMA)	6.500	11/01/16	207,847
578,053		Federal National Mortgage Association (FNMA)	6.000	11/01/17	597,877
443,857		Federal National Mortgage Association (FNMA)	6.000	01/01/18	459,080
478,731		Federal National Mortgage Association (FNMA)	6.000	02/01/18	495,211
419,578		Federal National Mortgage Association (FNMA)	6.500	02/01/18	437,006
695,393		Federal National Mortgage Association (FNMA)	5.500	04/01/18	714,272
228,843		Federal National Mortgage Association (FNMA)	5.500	05/01/18	235,056
349,412	d	Federal National Mortgage Association (FNMA)	6.000	01/01/19	360,681
86,556		Federal National Mortgage Association (FNMA)	8.000	03/01/23	93,402
1,180,255		Federal National Mortgage Association (FNMA)	5.500	02/01/24	1,204,822
2,653,065		Federal National Mortgage Association (FNMA)	5.500	07/01/24	2,707,453
46,888		Federal National Mortgage Association (FNMA)	9.000	11/01/25	51,638
13,952		Federal National Mortgage Association (FNMA)	9.000	10/01/26	15,391
44,570		Federal National Mortgage Association (FNMA)	7.500	01/01/29	47,749
774,363	d	Federal National Mortgage Association (FNMA)	7.000	07/01/32	816,834
3,353,726		Federal National Mortgage Association (FNMA)	5.500	04/01/33	3,402,681
2,003,908		Federal National Mortgage Association (FNMA)	5.500	06/01/33	2,033,159
1,384,358		Federal National Mortgage Association (FNMA)	5.500	07/01/33	1,404,566
1,759,814		Federal National Mortgage Association (FNMA)	4.500	08/01/33	1,724,089
1,761,637		Federal National Mortgage Association (FNMA)	4.500	10/01/33	1,725,875
668,843		Federal National Mortgage Association (FNMA)	5.500	10/01/33	678,607
6,460,091		Federal National Mortgage Association (FNMA)	5.500	10/01/33	6,554,390
1,668,903		Federal National Mortgage Association (FNMA)	5.000	11/01/33	1,671,245
1,696,446		Federal National Mortgage Association (FNMA)	5.000	11/01/33	1,698,827
720,728		Federal National Mortgage Association (FNMA)	5.500	11/01/33	731,249
632,536		Federal National Mortgage Association (FNMA)	5.500	11/01/33	641,770
770,910		Federal National Mortgage Association (FNMA)	5.500	12/01/33	782,163
824,147		Federal National Mortgage Association (FNMA)	5.500	12/01/33	836,177
512,454		Federal National Mortgage Association (FNMA)	5.500	12/01/33	519,935
1,397,718		Federal National Mortgage Association (FNMA)	5.500	12/01/33	1,418,121
789,135		Federal National Mortgage Association (FNMA)	5.500	12/01/33	800,655
863,170		Federal National Mortgage Association (FNMA)	5.500	01/01/34	875,770
4,655,135		Federal National Mortgage Association (FNMA)	6.500	09/01/34	4,819,262
972,437		Federal National Mortgage Association (FNMA)	5.500	01/01/35	986,309
5,352,140		Federal National Mortgage Association (FNMA)	5.500	04/01/35	5,428,591
5,887,448		Federal National Mortgage Association (FNMA)	5.500	05/01/35	5,971,545
4,949,665		Federal National Mortgage Association (FNMA)	5.500	05/01/35	5,020,367

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

MATURITY
PRINCIPAL	RATE	DATE	VALUE

$ 3,967,191		Federal National Mortgage Association (FNMA)	6.000	05/01/35	$4,068,613
2,461,833		Federal National Mortgage Association (FNMA)	5.500	06/01/35	2,496,999
128,710		Government National Mortgage Association (GNMA)	6.500	09/15/23	135,024
88,097		Government National Mortgage Association (GNMA)	7.500	11/15/23	95,005
31,191		Government National Mortgage Association (GNMA)	7.500	08/15/28	33,442
123,602		Government National Mortgage Association (GNMA)	6.500	12/15/28	129,394
232,143		Government National Mortgage Association (GNMA)	6.500	03/15/29	242,838
123,117		Government National Mortgage Association (GNMA)	8.500	10/20/30	133,708
36,993		Government National Mortgage Association (GNMA)	7.000	06/20/31	39,000
3,914,503	h	Government National Mortgage Association (GNMA)	5.000	09/15/33	3,950,450
2,132,404		Government National Mortgage Association (GNMA)	5.500	09/20/33	2,175,411
987,442		Government National Mortgage Association (GNMA)	5.500	03/20/35	1,007,209

		TOTAL MORTGAGE BACKED SECURITIES			165,418,604

U.S. TREASURY SECURITIES - 10.21%
145,000		United States Treasury Bond	4.000	02/15/15	145,535
1,235,000	h	United States Treasury Bond	4.125	05/15/15	1,253,142
24,025,000	d	United States Treasury Bond	8.000	11/15/21	34,622,186
3,640,000		United States Treasury Bond	5.375	02/15/31	4,296,911
200,000		United States Treasury Note	2.000	08/31/05	199,610
500,000		United States Treasury Note	3.000	11/15/07	492,810
1,270,000		United States Treasury Note	3.375	02/15/08	1,260,881
2,050,000	d	United States Treasury Note	6.000	08/15/09	2,227,305
4,250,000		United States Treasury Note	3.625	06/15/10	4,231,385
250,000		United States Treasury Note	5.750	08/15/10	273,218

		TOTAL U.S. TREASURY SECURITIES			49,002,983

		TOTAL GOVERNMENT BONDS			318,017,585
		(Cost $314,878,548)

		TOTAL BONDS
		(Cost $454,176,646)			461,615,598

TIAA-CREF MUTUAL FUNDS - 0.72%
372,385		TIAA-CREF High-Yield Bond Fund			3,433,390

		TOTAL TIAA-CREF MUTUAL FUNDS
		(Cost $3,501,167)			3,433,390

SHORT-TERM INVESTMENTS - 14.34%
COMMERCIAL PAPER - 6.61%
5,000,000		American Honda Finance Corp Note	3.070	07/13/05	4,994,500
1,790,000	c	Detroit Edison Securitization Funding LLC	3.380	07/01/05	1,789,832
5,000,000	c	Govco, Inc	3.310	08/16/05	4,978,750
5,000,000	c	Park Avenue Receivables Corp	3.280	08/02/05	4,984,875
5,000,000		Rabobank USA Finance Corp	3.370	07/01/05	4,999,535
5,000,000	c	Ranger Funding Co LLC	3.015	07/05/05	4,998,150
5,000,000		Societe Generale North America Inc	3.130	08/02/05	4,985,500

		TOTAL COMMERCIAL PAPER			31,731,142

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL			RATE	DATE	VALUE

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 7.73%
$ 7,315,000	d	Federal Home Loan Mortgage Corp (FHLMC)	2.945	07/05/05	$7,312,440
8,065,000		Federal Home Loan Mortgage Corp (FHLMC)	2.970	07/11/05	8,057,822
16,775,000		Federal Home Loan Mortgage Corp (FHLMC)	3.090	07/12/05	16,758,561
4,950,000		Federal Home Loan Mortgage Corp (FHLMC)	2.990	07/13/05	4,944,753

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			37,073,576

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $68,490,615)			68,804,718

		TOTAL PORTFOLIO - 111.28%			533,853,706
		(Cost $526,168,428)

		OTHER ASSETS & LIABILITIES, NET - (11.28%)			(54,117,401)

		NET ASSETS - 100.00%			$479,736,305

	c	Commercial Paper issued under the Private Placement exemption
		under Section 4(2) of the Securities Act of 1933, as amended.
	d	All or a portion of these securities have been segregated by
		the custodian to cover securities purchased on a delayed delivery basis.
	g	Security is exempt from registration under Rule 144(A) of the Securities Act
		of 1933 and may be resold in transactions exempt from registration to qualified
		institutional buyers. At June 30, 2005, the value of these securities amounted to
		$2,529,002 or 0.53% of net assets.
	h	These securities were purchased on a delayed delivery basis.

	+	As provided by Moody's Investors Service (unaudited).

		For ease of presentation, we have grouped a number of industry classification categories
		together in the Statement of investments. Note that the Funds use more specific industry
		categories in following their investment limitations on industry concentration.

TIAA-CREF MUTUAL FUNDS - Money Market Fund

TIAA-CREF MUTUAL FUNDS
MONEY MARKET FUND
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2005

				MATURITY
PRINCIPAL			RATE	DATE	VALUE

SHORT-TERM INVESTMENTS - 99.95%

CERTIFICATES OF DEPOSIT - 10.77%
$ 6,345,000		American Express Centurion Bank	3.290	07/29/05	$6,345,049
3,000,000		American Express Centurion Bank	3.290	08/01/05	3,000,026
5,000,000		Barclays Bank, plc	3.110	07/11/05	5,000,013
5,000,000		Deutsche Bank	3.050	07/15/05	5,000,019
5,000,000		Dexia Bank	3.080	07/19/05	5,000,025
7,700,000		Dexia Bank	3.345	08/29/05	7,700,188
5,000,000		Dexia Bank	3.390	09/23/05	5,000,116
3,000,000		PNC Bank	3.610	12/30/05	3,000,147
5,000,000		Royal Bank of Canada	3.220	08/25/05	5,000,076
5,000,000		Royal Bank of Canada	3.265	09/06/05	5,000,138
2,000,000		Toronto Dominion Bank	3.160	09/14/05	2,000,000
3,000,000		Toronto Dominion Bank	3.385	09/23/05	3,000,000
5,000,000		Toronto Dominion Bank	3.460	11/28/05	5,000,000
5,000,000		Wells Fargo	3.130	07/26/05	5,000,000

		TOTAL CERTIFICATES OF DEPOSIT			65,045,797

COMMERCIAL PAPER - 83.18%
2,000,000		ABN Amro North America Finance, Inc	3.050	07/05/05	1,999,333
5,000,000		ABN Amro North America Finance, Inc	3.220	08/15/05	4,979,805
6,340,000		American Honda Finance Corp	3.010	07/07/05	6,336,788
7,515,000		American Honda Finance Corp	3.070	07/13/05	7,507,326
2,000,000		American Honda Finance Corp	3.080	07/19/05	1,996,920
1,225,000		American Honda Finance Corp	3.110	08/03/05	1,221,508
4,105,000		American Honda Finance Corp	3.220	08/09/05	4,090,680
2,500,000		Barclays U.S. Funding Corp	3.190	08/18/05	2,489,367
3,915,000		Barclays U.S. Funding Corp	3.230	08/24/05	3,896,080
1,200,000		Barclays U.S. Funding Corp	3.270	08/31/05	1,193,351
2,000,000		Barclays U.S. Funding Corp	3.330	09/06/05	1,987,764
5,000,000		BMW US Capital Corp	3.240	08/19/05	4,977,950
2,640,000		Canadian Imperial Holding, Inc	3.080	07/15/05	2,636,838
5,000,000	c	CC (USA), Inc	3.020	07/05/05	4,998,322
4,000,000	c	CC (USA), Inc	3.050	07/20/05	3,993,561
2,000,000	c	CC (USA), Inc	3.090	07/25/05	1,995,880
2,670,000	c	CC (USA), Inc	3.240	08/19/05	2,658,225
3,935,000	c	CC (USA), Inc	3.320	08/22/05	3,916,129
5,000,000		Ciesco LP	3.010	07/08/05	4,997,074
3,000,000		Ciesco LP	3.070	07/11/05	2,997,442
7,040,000		Ciesco LP	3.080	07/18/05	7,029,761
5,000,000	c	Ciesco LP	3.230	08/16/05	4,979,364
2,000,000	c	Ciesco LP	3.250	08/17/05	1,991,651
2,500,000	c	Ciesco LP	3.280	08/15/05	2,489,750
7,035,000		Citigroup Funding, Inc	3.070	07/21/05	7,023,001
6,050,000		Citigroup Funding, Inc	3.265	08/16/05	6,024,876
3,000,000	c	Corporate Asset Funding Corp, Inc	3.020	07/05/05	2,999,004
7,000,000	c	Corporate Asset Funding Corp, Inc	3.080	07/12/05	6,993,412
4,000,000	c	Corporate Asset Funding Corp, Inc	3.090	07/11/05	3,996,567
10,000,000	c	Corporate Asset Funding Corp, Inc	3.120	07/19/05	9,984,400
2,040,000	c	Dorada Finance, Inc	3.060	07/18/05	2,037,052
2,975,000	c	Dorada Finance, Inc	3.100	07/26/05	2,968,595

TIAA-CREF MUTUAL FUNDS - Money Market Fund

				MATURITY
PRINCIPAL			RATE	DATE	VALUE

$ 2,000,000	c	Dorada Finance, Inc	3.140	08/08/05	$1,993,371
3,230,000	c	Dorada Finance, Inc	3.150	08/12/05	3,218,130
1,205,000	c	Dorada Finance, Inc	3.350	08/30/05	1,198,272
2,000,000	c	Dorada Finance, Inc	3.410	11/23/05	1,972,531
5,000,000	c	Edison Asset Securitization, LLC	3.050	07/06/05	4,997,882
2,185,000	c	Edison Asset Securitization, LLC	3.210	09/12/05	2,170,777
2,000,000	c	Edison Asset Securitization, LLC	3.250	09/08/05	1,987,542
3,025,000	c	Edison Asset Securitization, LLC	3.310	09/13/05	3,004,418
4,000,000		Fcar Owner Trust I	3.020	07/05/05	3,998,658
9,000,000		Fcar Owner Trust I	3.030	07/07/05	8,995,455
3,000,000		Fcar Owner Trust I	3.160	08/05/05	2,990,783
5,000,000		Fcar Owner Trust I	3.220	08/17/05	4,978,981
3,000,000		Fcar Owner Trust I	3.320	09/07/05	2,981,187
5,000,000		General Electric Capital Corp	3.180	08/22/05	4,977,033
2,710,000		General Electric Capital Corp	3.220	09/07/05	2,693,517
2,500,000		General Electric Capital Corp	3.280	10/11/05	2,476,767
2,000,000		General Electric Capital Corp	3.300	09/13/05	1,986,433
3,000,000		General Electric Capital Corp	3.380	09/22/05	2,976,622
5,000,000	c	Govco, Inc	3.030	07/08/05	4,997,054
7,000,000	c	Govco, Inc	3.055	07/19/05	6,989,325
2,000,000	c	Govco, Inc	3.070	07/13/05	1,997,953
533,000	c	Govco, Inc	3.070	07/20/05	532,136
4,000,000	c	Govco, Inc	3.250	09/06/05	3,975,806
4,000,000	c	Govco, Inc	3.290	09/07/05	3,975,418
1,915,000	c	Govco, Inc	3.530	12/15/05	1,883,641
8,890,000		Greenwich Capital Holdings, Inc	3.170	08/15/05	8,854,773
4,710,000		Greenwich Capital Holdings, Inc	3.310	08/25/05	4,686,182
5,000,000	c	Greyhawk Funding LLC	3.130	08/02/05	4,986,089
5,000,000	c	Greyhawk Funding LLC	3.220	08/22/05	4,976,744
9,000,000	c	Greyhawk Funding LLC	3.320	08/23/05	8,956,157
3,805,000	c	Harrier Finance Funding LLC	3.240	09/26/05	3,775,082
5,000,000	c	Harrier Finance Funding LLC	3.250	09/01/05	4,972,014
1,830,000		HBOS Treasury Services plc	3.210	07/28/05	1,825,699
4,200,000		HBOS Treasury Services plc	3.220	08/10/05	4,184,693
2,000,000		HBOS Treasury Services plc	3.310	09/07/05	1,987,542
7,000,000		HBOS Treasury Services plc	3.320	09/22/05	6,946,419
4,100,000		HBOS Treasury Services plc	3.330	09/02/05	4,076,354
10,000,000		HSBC Finance Corp	3.000	07/01/05	10,000,000
3,000,000		HSBC Finance Corp	3.300	09/15/05	2,979,100
5,000,000	c	Kitty Hawk Funding Corp	3.090	07/27/05	4,988,733
5,000,000	c	Kitty Hawk Funding Corp	3.150	08/10/05	4,982,500
1,380,000	c	Kitty Hawk Funding Corp	3.270	07/25/05	1,377,130
1,040,000	c	Links Finance LLC	3.160	08/18/05	1,035,618
6,000,000	c	Links Finance LLC	3.170	08/11/05	5,978,338
5,000,000	c	Links Finance LLC	3.220	08/24/05	4,975,850
2,960,000		Paccar Financial Corp	2.730	07/05/05	2,959,102
1,260,000		Paccar Financial Corp	3.000	07/07/05	1,259,377
2,000,000		Paccar Financial Corp	3.100	08/04/05	1,994,144
2,650,000		Paccar Financial Corp	3.230	09/01/05	2,635,259
5,000,000	c	Park Avenue Receivables Corp	3.100	07/13/05	4,994,817
3,567,000	c	Park Avenue Receivables Corp	3.240	08/11/05	3,553,838
3,665,000	c	Pepsico, Inc	3.260	08/01/05	3,654,712
7,927,000	c	Preferred Receivables Funding	3.250	07/21/05	7,912,731
4,003,000	c	Preferred Receivables Funding	3.280	07/28/05	3,993,153
4,000,000	c	Private Export Funding Corp	3.130	08/10/05	3,986,089
3,430,000	c	Private Export Funding Corp	3.270	10/06/05	3,399,779
5,000,000	c	Private Export Funding Corp	3.280	10/11/05	4,953,533
10,000,000	c	Proctor & Gamble	3.280	09/12/05	9,933,489
3,000,000		Rabobank USA Finance Corp	3.250	07/15/05	2,996,208

TIAA-CREF MUTUAL FUNDS - Money Market Fund

				MATURITY
PRINCIPAL			RATE	DATE	VALUE

$ 4,375,000		Rabobank USA Finance Corp	3.250	08/08/05	$4,359,991
7,000,000		Rabobank USA Finance Corp	3.260	07/06/05	6,997,351
5,000,000		Rabobank USA Finance Corp	3.370	07/01/05	5,000,000
1,455,000	c	Ranger Funding Co LLC	3.050	07/15/05	1,453,133
2,590,000	c	Ranger Funding Co LLC	3.120	07/14/05	2,587,082
9,620,000	c	Ranger Funding Co LLC	3.220	07/20/05	9,603,836
4,711,000	c	Ranger Funding Co LLC	3.220	09/20/05	4,677,056
775,000	c	Ranger Funding Co LLC	3.260	07/07/05	774,579
2,600,000		Royal Bank of Scotland plc	3.310	08/15/05	2,589,243
1,685,000	c	Scaldis Capital LLC	3.240	08/26/05	1,676,508
2,000,000	c	Scaldis Capital LLC	3.260	09/13/05	1,986,598
1,500,000	c	Scaldis Capital LLC	3.280	09/08/05	1,490,570
2,710,000	c	Scaldis Capital LLC	3.320	10/05/05	2,686,008
2,000,000		Shell Finance (UK) plc	3.100	08/03/05	1,994,317
2,500,000	c	Sherwin-Williams Co	3.110	07/11/05	2,497,861
3,070,000	c	Sigma Finance, Inc	2.980	08/18/05	3,057,802
1,960,000	c	Sigma Finance, Inc	3.050	07/08/05	1,958,838
1,541,000	c	Sigma Finance, Inc	3.150	08/09/05	1,535,741
4,000,000	c	Sigma Finance, Inc	3.350	08/23/05	3,980,272
3,000,000	c	Sigma Finance, Inc	3.370	08/30/05	2,983,150
9,647,000	c	Sigma Finance, Inc	3.390	08/24/05	9,599,070
1,500,000	c	Sigma Finance, Inc	3.440	09/28/05	1,487,911
2,000,000		Societe Generale North America, Inc	2.860	08/01/05	1,995,102
5,200,000		Societe Generale North America, Inc	3.140	09/01/05	5,171,163
3,000,000		Societe Generale North America, Inc	3.160	08/09/05	2,989,854
3,575,000		Societe Generale North America, Inc	3.165	08/03/05	3,564,628
1,000,000		Societe Generale North America, Inc	3.270	08/22/05	995,277
5,000,000		UBS Finance, (Delaware), Inc	3.045	07/06/05	4,997,885
4,000,000		UBS Finance, (Delaware), Inc	3.060	07/11/05	3,996,600
1,325,000		UBS Finance, (Delaware), Inc	3.200	09/12/05	1,316,402
4,000,000		UBS Finance, (Delaware), Inc	3.270	07/22/05	3,992,798
2,030,000		UBS Finance, (Delaware), Inc	3.360	10/03/05	2,012,190
2,800,000		UBS Finance, (Delaware), Inc	3.370	09/19/05	2,779,280
400,000		UBS Finance, (Delaware), Inc	3.390	07/01/05	400,000
3,500,000	c	Variable Funding Capital Corp	3.060	07/08/05	3,497,918
15,697,000	c	Variable Funding Capital Corp	3.060	07/14/05	15,679,528
4,000,000	c	Yorktown Capital, LLC	3.160	08/05/05	3,987,711
1,015,000	c	Yorktown Capital, LLC	3.280	07/20/05	1,013,243
1,093,000	c	Yorktown Capital, LLC	3.330	11/10/05	1,079,294

		TOTAL COMMERCIAL PAPER			502,554,506

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 3.52%
100,000		Federal Home Loan Bank (FHLB)	3.419	12/02/05	98,537
150,000		Federal Home Loan Mortgage Corp (FHLMC)	2.970	07/11/05	149,874
370,000		Federal Home Loan Mortgage Corp (FHLMC)	2.980	07/19/05	369,478
775,000		Federal Home Loan Mortgage Corp (FHLMC)	3.030	08/08/05	772,680
3,870,000		Federal Home Loan Mortgage Corp (FHLMC)	3.120	08/16/05	3,855,462
3,565,000		Federal Home Loan Mortgage Corp (FHLMC)	3.160	08/23/05	3,550,723
2,050,000		Federal Home Loan Mortgage Corp (FHLMC)	3.200	09/26/05	2,034,147
2,150,000		Federal Home Loan Mortgage Corp (FHLMC)	3.210	10/04/05	2,131,646
1,075,000		Federal Home Loan Mortgage Corp (FHLMC)	3.230	10/18/05	1,065,691
1,010,000		Federal Home Loan Mortgage Corp (FHLMC)	3.250	11/16/05	997,417
600,000		Federal National Mortgage Association (FNMA)	3.230	10/05/05	594,832
2,650,000		Federal National Mortgage Association (FNMA)	3.240	08/17/05	2,639,015

TIAA-CREF MUTUAL FUNDS - Money Market Fund

				MATURITY
PRINCIPAL			RATE	DATE	VALUE

$ 200,000		Federal National Mortgage Association (FNMA)	3.250	10/17/05	$198,050
140,000		Federal National Mortgage Association (FNMA)	3.360	11/04/05	138,354
740,000		Federal National Mortgage Association (FNMA)	3.390	12/19/05	728,084
2,000,000		Federal National Mortgage Association (FNMA)	3.445	12/09/05	1,969,361

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			21,293,351

VARIABLE NOTES - 2.48%
5,000,000		Barclays Bank plc	3.246	09/29/05	4,999,508
5,000,000		Southtrust Bank, NA	3.480	09/29/05	5,000,470
5,000,000		US Bank NA	3.350	12/05/05	5,001,002

		TOTAL VARIABLE NOTES			15,000,980

		TOTAL SHORT-TERM INVESTMENTS			603,894,634
		(Cost $603,894,634)

		TOTAL PORTFOLIO - 99.95%			603,894,634
		(Cost $603,894,634)

		OTHER ASSETS & LIABILITIES, NET - 0.05%			284,279

		NET ASSETS - 100.00%			$604,178,913

	c	Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities
		Act of 1933, as amended.

		For ease of presentation, we have grouped a number of industry classifications together in
		the Statement of Investments. Note that the Funds use more specific industry categories in
		following their limitations on industry concentration.

Item 11. Controls and Procedures.

     (a) Evaluation of disclosure controls and procedures. An evaluation was performed within 90 days from the date hereof under the supervision of the registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the principal executive officer and principal financial officer, concluded that the registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

     (b) Changes in internal controls. There were no changes in the registrant’s internal controls over financial reporting that occurred during the registrant's first fiscal half-year that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

11(a)(2)(i) Section 302 certification of the principal executive officer (EX-99.CERT)

11(a)(2)(ii) Section 302 certification of the principal financial officer (EX-99.CERT)

11(b) Section 906 certification.(EX-99.906CERT)

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF MUTUAL FUNDS

Date: August 18, 2005	By:	/s/ Bertram L. Scott

Bertram L. Scott
Executive Vice President

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 18, 2005	By:	/s/ Bertram L. Scott

Bertram L. Scott
Executive Vice President
(principal executive officer)

Date: August 18, 2005	By:	/s/ Russell Noles

Russell Noles
Vice President and Acting Chief Financial Officer,
Teachers Insurance and Annuity Association of America
(acting principal financial officer)

EXHIBIT LIST

Item 11. Exhibits.

11(a)(2)(i) Section 302 certification of the principal executive officer (EX-99.CERT)

11(a)(2)(ii) Section 302 certification of the principal financial officer (EX-99.CERT)

11(b) Section 906 certification (EX-99.906CERT)